UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-09195

SA FUNDS - INVESTMENT TRUST
(Exact name of registrant as specified in charter)

3055 Olin Avenue, Suite 2000 San Jose, California	95128
(Address of principal executive offices)	(Zip Code)

Steven K. McGinnis, Esq. Chief Legal Officer SA Funds - Investment Trust 3055 Olin Ave., Suite 2000 San Jose, CA. 95128
(Name and Address of Agent for Service)

Copies to:

Brian F. Link Vice President and Managing Counsel State Street Bank and Trust Company 2 Avenue de Lafayette, Boston, MA 02111	R. Darrell Mounts Counsel to the Trust Kirkpatrick & Lockhart Preston Gates Ellis LLP 1601 K Street, N.W. Washington, D.C. 20006

Registrant’s telephone number, including area code:	(408) 260-3100

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments.

SA U.S. Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2009 (UNAUDITED)

		FACE
		AMOUNT	VALUE
BONDS AND NOTES — 97.3%
Austria — 1.3%
Oesterreichische Kontrollbank AG, 4.250%, 10/06/10	USD	$2,000,000	$2,062,516

Canada — 4.8%
Canada Mortgage & Housing Corp., 4.800%, 10/01/10	USD	3,500,000	3,620,858
Province of Ontario Canada, 3.125%, 9/08/10	USD	4,000,000	4,047,096
			7,667,954
Germany — 4.0%
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/20/11	USD	4,100,000	4,301,298
Landeskreditbank Baden-Wuerttemberg Foerderbank, 4.250%, 9/15/10	USD	1,400,000	1,445,742
Landwirtschaftliche Rentenbank, 4.875%, 2/14/11	USD	500,000	529,195
			6,276,235
Sweden — 2.4%
Svensk Exportkredit AB, 4.000%, 6/15/10	USD	3,800,000	3,890,356

United Kingdom — 1.3%
BP Capital Markets PLC, 4.875%, 3/15/10	USD	2,000,000	2,062,296

United States — 83.5%
Bank of America Corp., 4.500%, 8/01/10		800,000	761,233
Bank of America NA, 1.777%, 6/23/10(a)		1,000,000	925,742
Bank of America NA, 1.700%, 12/23/10		2,000,000	2,013,980
Bank of New York Mellon Corp/The, 1.634%, 2/05/10(a)		3,200,000	3,152,109
CME Group, Inc., 1.886%, 8/06/10(a)		1,000,000	977,592
Deutsche Bank AG NY, 1.909%, 6/18/10(a)		3,000,000	2,950,920
Federal Farm Credit Bank, 4.750%, 5/07/10		5,000,000	5,201,235
Federal Farm Credit Bank, 3.750%, 12/06/10		3,500,000	3,640,815
Federal Farm Credit Bank, 2.750%, 5/04/10		6,400,000	6,517,306
Federal Farm Credit Bank, 2.250%, 7/01/10		1,300,000	1,318,330
Federal Home Loan Banks, 4.250%, 6/11/10		4,700,000	4,878,609
Federal Home Loan Banks, 4.625%, 2/18/11		3,300,000	3,498,182
Federal Home Loan Banks, 4.875%, 5/14/10		3,300,000	3,441,867
Federal Home Loan Banks, 2.375%, 4/30/10		9,200,000	9,337,163
Federal Home Loan Banks, 2.750%, 6/18/10		3,400,000	3,469,615
Federal Home Loan Banks, 3.500%, 7/16/10		4,200,000	4,302,346
Federal Home Loan Banks, 3.375%, 8/13/10		2,800,000	2,885,291
Federal Home Loan Banks, 1.625%, 1/21/11		2,200,000	2,215,855
Federal Home Loan Mortgage Corp., 2.875%, 4/30/10		10,100,000	10,291,900
Federal Home Loan Mortgage Corp., 2.375%, 5/28/10		6,500,000	6,601,530
Federal Home Loan Mortgage Corp., 4.750%, 1/18/11		700,000	742,547
Federal National Mortgage Association, 2.375%, 5/20/10		8,700,000	8,834,267
Federal National Mortgage Association, 4.125%, 5/15/10		6,600,000	6,807,801
Federal National Mortgage Association, 4.500%, 2/15/11		3,900,000	4,126,570
Federal National Mortgage Association, 7.125%, 6/15/10		6,900,000	7,405,363
General Electric Capital Corp., 1.361%, 3/12/10(a)		3,600,000	3,450,283
Georgia Power Co., Series A, 1.866%, 3/17/10(a)		2,200,000	2,177,307
John Deere Capital Corp., 1.700%, 2/26/10(a)		2,400,000	2,378,532
JPMorgan Chase & Co., 1.302%, 6/25/10(a)		1,000,000	976,721
JPMorgan Chase & Co., 1.281%, 5/07/10(a)		1,000,000	979,352
JPMorgan Chase & Co., Series F, 1.596%, 11/19/09(a)		1,700,000	1,695,225
Morgan Stanley, 2.900%, 12/01/10		4,000,000	4,107,716
Procter & Gamble Co., 6.875%, 9/15/09		1,000,000	1,027,142
Regions Bank/Birmingham AL, 2.750%, 12/10/10		1,000,000	1,023,333
Wachovia Corp., Series G, 1.699%, 11/24/09(a)		2,000,000	1,977,734
Wal-Mart Stores, Inc., 6.875%, 8/10/09		3,000,000	3,056,292
Wal-Mart Stores, Inc., 4.750%, 8/15/10		500,000	521,569
Wells Fargo & Co., 1.420%, 9/15/09(a)		1,000,000	990,542
Wells Fargo & Co., 4.625%, 8/09/10		500,000	493,903
Wells Fargo & Co., 1.287%, 3/23/10(a)		900,000	876,587
			132,030,406

TOTAL BONDS AND NOTES
(Identified Cost $152,581,104)			153,989,763

SHORT-TERM INVESTMENTS — 1.5%
United States — 0.6%
Toronto-Dominion, 1.900%, 10/05/09		1,000,000	1,004,910

		SHARES	VALUE
Other — 0.9%
SSgA Government Money Market Fund		1	1

	SHARES	VALUE
SHORT-TERM INVESTMENTS (Continued)
Other (Continued)
SSgA Money Market Fund	$1,321,334	$1,321,334
		1,321,335

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,321,386)		2,326,245

Total Investments — 98.8%
(Identified Cost $154,902,490)#		156,316,008

Other Assets — 1.2%		1,847,869
Net Assets — 100.0%		$158,163,877
____________________

(a)	Variable or Floating Rate Bond. Rate disclosed is as of March 31, 2009.
#

At March 31, 2009 the aggregate cost of investment securities for income tax purposes was $154,902,490. Net unrealized appreciation aggregated $1,413,518 of which $1,966,711 related to appreciated investment securities and $553,193 related to depreciated investment securities.

SA U.S. Fixed Income Fund

March 31, 2009
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
U.S. Government Agency	61.1%
Financials	24.3%
Government Sponsored	5.2%
Cyclical	2.3%
Diversified	2.2%
Short-Term	1.5%
Utilities	1.4%
Energy	1.3%
Non-Cyclical	0.7%
Total	100.0%

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2009 (UNAUDITED)

		FACE
		AMOUNT	VALUE
BONDS AND NOTES — 96.3%
Australia — 3.4%
Australia & New Zealand Banking Group Ltd., 4.375%, 5/24/12	EUR	$3,500,000	$4,629,211
General Electric Capital Australia Funding Pty Ltd., 7.500%, 1/25/11	AUD	13,000,000	8,823,579
			13,452,790
Austria — 4.9%
Austria Government International Bond, 3.250%, 6/25/13	USD	4,000,000	4,015,200
Pfandbriefstelle der Oesterreichischen Landes-Hypothekenbanken, 1.600%, 2/15/11	JPY	1,600,000,000	15,729,442
			19,744,642
Belgium — 2.9%
Belgium Government International Bond, 4.250%, 9/03/13	USD	11,000,000	11,458,150

Canada — 9.5%
Export Development Canada, 4.500%, 10/25/12	USD	5,000,000	5,401,930
General Electric Capital Corp., 3.250%, 1/28/10	SEK	30,710,000	3,601,119
Ontario Electricity Financial Corp., 7.450%, 3/31/13	USD	7,400,000	8,494,075
Province of British Columbia Canada, 4.300%, 5/30/13(a)	USD	3,000,000	3,144,951
Province of Manitoba Canada, 5.000%, 2/15/12(a)	USD	4,700,000	5,009,119
Province of Ontario Canada, 5.125%, 7/17/12	USD	5,000,000	5,345,880
Province of Ontario Canada, 4.375%, 2/15/13(a)	USD	6,500,000	6,847,373
			37,844,447
Denmark — 0.8%
Kommunekredit, 5.500%, 8/13/09	DKK	14,280,000	2,561,120
Oresundsbro Konsortiet, 6.000%, 4/20/09	SEK	5,710,000	692,869
			3,253,989
France — 8.8%
Agence Francaise de Developpement, 5.125%, 4/25/12	EUR	7,670,000	10,925,370
Caisse d'Amortissement de la Dette Sociale, 5.250%, 10/25/12	EUR	8,000,000	11,565,538
Total Capital SA, 5.000%, 5/22/12	USD	3,000,000	3,212,825
Total Capital SA, 5.625%, 1/25/12	AUD	10,900,000	7,881,971
Total Capital SA, 2.375%, 10/01/09	CHF	2,000,000	1,764,551
			35,350,255
Germany — 13.9%
Bayerische Landesbank, 2.125%, 2/09/12	CHF	3,200,000	2,792,876
Bayerische Landesbank, 1.000%, 9/20/10	JPY	890,000,000	8,847,276
Deutsche Bank AG, 5.375%, 10/12/12(a)	USD	7,300,000	7,410,194
Kreditanstalt fuer Wiederaufbau, 4.000%, 10/15/13(a)	USD	5,000,000	5,242,215
Kreditanstalt fuer Wiederaufbau, 4.625%, 10/12/12	EUR	4,000,000	5,667,190
Landesbank Hessen-Thueringen Girozentrale, 3.000%, 10/18/12	CHF	2,000,000	1,787,208
Landeskreditbank Baden-Wuerttemberg Foerderbank, 5.500%, 7/04/10	EUR	7,300,000	10,091,141
Landeskreditbank Baden-Wuerttemberg Foerderbank, 4.875%, 1/13/12	USD	1,000,000	1,061,848
Landwirtschaftliche Rentenbank, 3.875%, 3/14/12(a)	EUR	9,300,000	12,804,822
			55,704,770
Japan — 0.8%
Japan Bank for International Cooperation/Japan, 4.375%, 11/26/12	USD	3,200,000	3,371,712

Netherlands — 3.8%
Rabobank Nederland NV, 0.800%, 2/03/11	JPY	1,530,000,000	15,031,604

Norway — 2.9%
Eksportfinans A/S, 1.800%, 6/21/10	JPY	1,155,000,000	11,715,047

Spain — 2.7%
Instituto de Credito Oficial, 1.500%, 9/20/12	JPY	1,082,000,000	10,925,685

Supranational — 5.6%
Council of Europe Development Bank, 5.500%, 1/18/12	AUD	12,000,000	8,599,034
Council of Europe Development Bank, 5.000%, 1/29/14	USD	1,500,000	1,629,405
Eurofima, 4.250%, 2/04/14	USD	5,300,000	5,529,278
European Investment Bank, 0.500%, 6/19/13	USD	1,299,000	1,172,334
International Bank for Reconstruction & Development, 0.500%, 9/11/12	AUD	9,000,000	5,458,359
			22,388,410
Sweden — 4.8%
City of Stockholm, 3.375%, 3/08/10	SEK	64,300,000	7,871,580
Kommuninvest I Sverige, 4.100%, 5/11/09	SEK	40,000,000	4,859,366
Svensk Exportkredit AB, 4.875%, 9/29/11	USD	6,000,000	6,317,556
			19,048,502

		FACE
		AMOUNT	VALUE
BONDS AND NOTES (Continued)
United Kingdom — 8.1%
Bank of Scotland PLC, 2.500%, 10/11/11	CHF	$15,000,000	$11,485,109
Barclays Bank PLC, 5.450%, 9/12/12	USD	9,000,000	9,119,070
BP Capital Markets PLC, 5.250%, 11/07/13	USD	6,835,000	7,323,299
BP Capital Markets PLC, 2.750%, 6/14/11	CHF	5,000,000	4,529,484
			32,456,962
United States — 23.4%
American International Group, Inc., 1.400%, 4/03/12	JPY	1,000,000,000	6,411,870
Bank of America Corp., 4.250%, 10/21/10	EUR	10,541,000	13,532,578
Colgate-Palmolive Co., 4.200%, 5/15/13(a)	USD	4,350,000	4,459,163
Federal Home Loan Mortgage Corp., 4.875%, 11/15/13(a)	USD	3,600,000	3,996,382
Federal National Mortgage Association, 4.625%, 10/15/13	USD	1,700,000	1,868,632
General Electric Capital Corp., 1.450%, 11/10/11	JPY	1,590,000,000	13,675,748
Merck & Co., Inc., 4.375%, 2/15/13(a)	USD	11,750,000	12,306,339
PACCAR Financial Corp., 1.942%, 4/01/11(b)	USD	8,000,000	7,906,952
PepsiCo., Inc., 5.150%, 5/15/12	USD	3,500,000	3,756,319
PepsiCo., Inc., 4.650%, 2/15/13(a)	USD	7,799,000	8,286,554
Toyota Motor Credit Corp., 1.300%, 3/16/12(a)	JPY	1,100,000,000	10,681,610
Wal-Mart Stores, Inc., 5.000%, 4/05/12(a)	USD	4,000,000	4,315,264
Wal-Mart Stores, Inc., 4.550%, 5/01/13	USD	2,000,000	2,126,102
			93,323,513

TOTAL BONDS AND NOTES
(Identified Cost $390,474,659)			385,070,478

		SHARES	VALUE
SHORT-TERM INVESTMENTS — 0.1%
Other — 0.1%
SSgA Government Money Market Fund		1	1
SSgA Money Market Fund		351,001	351,001
			351,002

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $351,002)			351,002

COLLATERAL SECURITIES ON LOAN — 13.8%
Short Term — 13.8%
State Street Navigator Prime Portfolio		55,319,733	55,319,733

TOTAL COLLATERAL SECURITIES ON LOAN
(Identified Cost $55,319,733)			55,319,733

Total Investments — 110.2%
(Identified Cost $446,145,394)#			440,741,213

Other Assets — 10.2%			(41,025,262)
Net Assets — 100.0%			$399,715,951
____________________

(a)	A portion or all of the security was held on loan. As of March 31, 2009, the market value of the securities on loan was $54,036,968.
(b)	Variable or Floating Rate Bond. Rate disclosed is as of March 31, 2009.
#

At March 31, 2009 the aggregate cost of investment securities for income tax purposes was $446,145,394. Net unrealized depreciation aggregated $5,404,181 of which $12,975,606 related to appreciated investment securities and $18,379,787 related to depreciated investment securities.

Key to abbreviations:

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro Currency
USD	U.S. Dollar
JPY	Japanese Yen
SEK	Swedish Krona

SA Global Fixed Income Fund

March 31, 2009
Country Weightings (% of portfolio market value)

Country	Percentage
United States	25.2%
Germany	14.5%
France	9.2%
Canada	8.9%
United Kingdom	8.4%
Supranational	5.8%
Austria	5.1%
Sweden	4.9%
Netherlands	3.9%
Other	14.1%

SA Global Fixed Income Fund

Ten Largest Industry Holdings March 31, 2009
(As a percentage of net assets):

Industry	Percentage
Banks/Savings & Loans	21.0%
Financial Services	10.4%
Foreign Government/Agency- Canada	8.6%
Foreign Government/Agency- Germany	8.5%
Oil & Gas	6.2%
Foreign Government/Agency- France	5.6%
Supranational Organizations	5.6%
Diversified Operations	4.3%
Foreign Government/Agency- Sweden	3.2%
Health Care – Drugs	3.1%

SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2009 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 96.2%
Aerospace & Defense — 2.3%
AAR Corp.*	1,100	$13,794
Alliant Techsystems, Inc.*	975	65,305
BE Aerospace, Inc.*	2,400	20,808
Boeing Co.	21,100	750,738
Ceradyne, Inc.*	300	5,439
Cubic Corp.	500	12,665
Curtiss-Wright Corp.	1,576	44,207
DynCorp International, Inc., Class A*	1,500	19,995
Esterline Technologies Corp.*	900	18,171
General Dynamics Corp.	11,400	474,126
Goodrich Corp.	3,600	136,404
Hexcel Corp.*	3,100	20,367
Honeywell International, Inc.	21,400	596,204
ITT Corp.	5,300	203,891
L-3 Communications Holdings, Inc.	3,400	230,520
Lockheed Martin Corp.	11,700	807,651
Moog, Inc., Class A*	1,500	34,305
Northrop Grumman Corp.	9,544	416,500
Orbital Sciences Corp.*	2,300	27,347
Precision Castparts Corp.	4,024	241,038
Raytheon Co.	14,800	576,312
Rockwell Collins, Inc.	4,600	150,144
Taser International, Inc.*	1,000	4,680
Teledyne Technologies, Inc.*	1,700	45,356
TransDigm Group, Inc.*	1,300	42,692
Triumph Group, Inc.	200	7,640
United Technologies Corp.	27,840	1,196,563
		6,162,862
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	7,000	319,270
Expeditors International of Washington, Inc.	6,900	195,201
FedEx Corp.	8,100	360,369
Forward Air Corp.	450	7,303
HUB Group, Inc., Class A*	1,400	23,800
United Parcel Service, Inc., Class B	19,700	969,634
UTi Worldwide, Inc.	2,400	28,680
		1,904,257
Airlines — 0.2%
Airtran Holdings, Inc.*	3,800	17,290
Alaska Air Group, Inc.*	1,700	29,869
AMR Corp.*	9,500	30,305
Continental Airlines, Inc.*	4,100	36,121
Delta Air Lines, Inc.*	17,400	97,962
JetBlue Airways Corp.*	7,550	27,557
Republic Airways Holdings, Inc.*	1,700	11,016
Skywest, Inc.	1,900	23,636
Southwest Airlines Co.	23,900	151,287
UAL Corp.*	3,610	16,173
US Airways Group, Inc.*	3,200	8,096
		449,312
Auto Components — 0.2%
BorgWarner, Inc.	3,400	69,020
Cooper Tire & Rubber Co.	2,500	10,100
Gentex Corp.	5,600	55,776
Goodyear Tire & Rubber Co.(The)*	6,400	40,064
Johnson Controls, Inc.	17,900	214,800
Lear Corp.*	2,700	2,025
TRW Automotive Holdings Corp.*	3,700	11,914
WABCO Holdings, Inc.	2,666	32,818
		436,517
Automobiles — 0.1%
Ford Motor Co.*	40,840	107,409
General Motors Corp.	16,600	32,204
Harley-Davidson, Inc.	6,600	88,374
Thor Industries, Inc.	1,600	24,992
		252,979
Beverages — 2.8%
Brown-Forman Corp., Class B	2,500	97,075
Central European Distribution Corp.*	1,400	15,064
Coca-Cola Co/The	84,900	3,731,355
Coca-Cola Enterprises, Inc.	15,100	199,169
Constellation Brands, Inc., Class A*	5,600	66,640
Dr Pepper Snapple Group, Inc.*	6,100	103,151
Hansen Natural Corp.*	2,600	93,600
Molson Coors Brewing Co., Class B	4,600	157,688
PepsiAmericas, Inc.	4,400	75,900
PepsiCo Inc/NC	53,010	2,728,955
		7,268,597
Biotechnology — 2.6%
Abraxis Bioscience, Inc.*	766	36,523
Acorda Therapeutics, Inc.*	800	15,848
Alexion Pharmaceuticals, Inc.*	2,600	97,916
Alkermes, Inc.*	4,179	50,691
Alnylam Pharmaceuticals, Inc.*	1,400	26,656
Amgen, Inc.*	46,022	2,279,010
Amylin Pharmaceuticals, Inc.*	3,100	36,425
Biogen Idec, Inc.*	8,370	438,755
BioMarin Pharmaceutical, Inc.*	3,200	39,520
Celera Corp.*	2,800	21,364
Celgene Corp.*	13,504	599,578
Cephalon, Inc.*	2,300	156,630
Cepheid, Inc.*	700	4,830
Cubist Pharmaceuticals, Inc.*	2,100	34,356
CV Therapeutics, Inc.*	1,400	27,832
Dendreon Corp.*	600	2,520
Facet Biotech Corp.*	880	8,360
Genzyme Corp.*	9,100	540,449
Gilead Sciences, Inc.*	36,600	1,695,312
Incyte Corp., Ltd.*	1,000	2,340
InterMune, Inc.*	600	9,864
Isis Pharmaceuticals, Inc.*	2,900	43,529
MannKind Corp.*	1,600	5,568
Martek Biosciences Corp.	1,100	20,075
Medarex, Inc.*	5,000	25,650
Myriad Genetics, Inc.*	3,200	145,504
Nabi Biopharmaceuticals*	1,600	5,920
NPS Pharmaceuticals, Inc.*	500	2,100
Onyx Pharmaceuticals, Inc.*	1,900	54,245
OSI Pharmaceuticals, Inc.*	2,200	84,172
PDL BioPharma, Inc.	4,400	31,152
Regeneron Pharmaceuticals, Inc.*	2,800	38,808
Seattle Genetics, Inc.*	1,800	17,748
Theravance, Inc.*	1,400	23,800
United Therapeutics Corp.*	500	33,045
Vertex Pharmaceuticals, Inc.*	3,200	91,936
		6,748,031
Building Products — 0.1%
American Woodmark Corp.	200	3,512
Gibraltar Industries, Inc.	1,000	4,720

	SHARES	VALUE
COMMON STOCKS (Continued)
Building Products (Continued)
Griffon Corp.*	653	$4,897
Lennox International, Inc.	2,100	55,566
Masco Corp.	5,800	40,484
NCI Building Systems, Inc.*	200	444
Owens Corning*	2,500	22,600
Quanex Building Products Corp.	1,450	11,020
Simpson Manufacturing Co., Inc.	1,400	25,228
Trex Co., Inc.*	100	763
Universal Forest Products, Inc.	200	5,322
USG Corp.*	2,600	19,786
		194,342
Capital Markets — 2.4%
Affiliated Managers Group, Inc.*	600	25,026
Ameriprise Financial, Inc.	6,240	127,858
Bank of New York Mellon Corp.	32,150	908,238
BlackRock, Inc.	3,300	429,132
Charles Schwab Corp/The	34,100	528,550
Cohen & Steers, Inc.	1,500	16,740
Eaton Vance Corp.	3,600	82,260
Federated Investors, Inc., Class B	3,100	69,006
Franklin Resources, Inc.	6,700	360,929
Goldman Sachs Group Inc/The	12,500	1,325,250
Greenhill & Co., Inc.	900	66,465
Investment Technology Group, Inc.*	1,500	38,280
Janus Capital Group, Inc.	4,300	28,595
Jefferies Group, Inc.	3,700	51,060
Knight Capital Group, Inc., Class A*	4,200	61,908
Legg Mason, Inc.	2,100	33,390
Morgan Stanley	31,400	714,978
Northern Trust Corp.	6,400	382,848
optionsXpress Holdings, Inc.	2,000	22,740
Piper Jaffray Cos.*	360	9,284
Raymond James Financial, Inc.	3,900	76,830
SEI Investments Co.	5,400	65,934
State Street Corp.	12,740	392,137
T Rowe Price Group, Inc.	7,500	216,450
TD Ameritrade Holding Corp.*	17,100	236,151
Thinkorswim Group, Inc.*	700	6,048
Waddell & Reed Financial, Inc., Class A	2,717	49,096
		6,325,183
Chemicals — 2.3%
A. Schulman, Inc.	200	2,710
Air Products & Chemicals, Inc.	6,200	348,750
Airgas, Inc.	2,500	84,525
Albemarle Corp.	3,000	65,310
Arch Chemicals, Inc.	200	3,792
Ashland, Inc.	782	8,078
Cabot Corp.	2,400	25,224
Calgon Carbon Corp.*	1,500	21,255
Celanese Corp., Series A	4,400	58,828
CF Industries Holdings, Inc.	1,300	92,469
Cytec Industries, Inc.	2,000	30,040
Dow Chemical Co.	22,400	188,832
Eastman Chemical Co.	2,600	69,680
Ecolab, Inc.	6,700	232,691
EI Du Pont de Nemours & Co.	26,700	596,211
Ferro Corp.	1,500	2,145
FMC Corp.	2,500	107,850
H.B. Fuller Co.	2,300	29,900
International Flavors & Fragrances, Inc.	3,500	106,610
Kronos Worldwide, Inc.	1,422	10,935
Lubrizol Corp.	2,600	88,426
Minerals Technologies, Inc.	600	19,230
Monsanto Co.	16,034	1,332,426
Mosaic Co/The	10,700	449,186
Nalco Holding Co.	3,490	45,614
NL Industries, Inc.	320	3,200
Olin Corp.	2,100	29,967
OM Group, Inc.*	400	7,728
PPG Industries, Inc.	4,800	177,120
Praxair, Inc.	9,200	619,068
Rockwood Holdings, Inc.*	2,800	22,232
Rohm and Haas Co.	8,000	630,720
RPM International, Inc.	4,400	56,012
Scotts Miracle-Gro Co/The, Class A	2,200	76,340
Sensient Technologies Corp.	1,800	42,300
Sigma-Aldrich Corp.	3,500	132,265
Terra Industries, Inc.	3,400	95,506
Valhi, Inc.	3,660	34,331
Valspar Corp.	3,200	63,904
W.R. Grace & Co.*	700	4,424
Westlake Chemical Corp.	2,100	30,723
Zep, Inc.	500	5,115
		6,051,672
Commercial Banks — 2.0%
Amcore Financial, Inc.	514	822
Associated Banc-Corp	4,619	71,317
Bancorpsouth, Inc.	2,700	56,268
Bank of Hawaii Corp.	1,600	52,768
BB&T Corp.	16,811	284,442
BOK Financial Corp.	2,242	77,461
Boston Private Financial Holdings, Inc.	1,300	4,563
Cathay General Bancorp.	1,950	20,339
Central Pacific Financial Corp.	300	1,680
Chemical Financial Corp.	315	6,555
City National Corp/CA	1,300	43,901
Comerica, Inc.	3,400	62,254
Commerce Bancshares Inc/Kansas City MO	3,272	118,774
Community Bank System, Inc.	400	6,700
Cullen/Frost Bankers, Inc.	2,100	98,574
CVB Financial Corp.	2,416	16,018
East West Bancorp, Inc.	2,200	10,054
Fifth Third Bancorp	3,707	10,825
First Bancorp	2,200	9,372
First Commonwealth Financial Corp.	2,200	19,514
First Financial Bancorp	630	6,004
First Horizon National Corp.	4,956	53,225
First Midwest Bancorp, Inc.	1,500	12,885
FirstMerit Corp.	3,000	54,600
FNB Corp.	1,851	14,197
Fulton Financial Corp.	6,667	44,202
Glacier Bancorp, Inc.	1,875	29,456
Hancock Holding Co.	800	25,024
Harleysville National Corp.	463	2,806
Huntington Bancshares Inc/OH	7,992	13,267
International Bancshares Corp.	2,750	21,450
Investors Bancorp, Inc.*	3,600	30,492
Irwin Financial Corp.*	400	780
KeyCorp	13,900	109,393
M&T Bank Corp.	3,000	135,720
Marshall & Ilsley Corp.	7,400	41,662
MB Financial, Inc.	1,450	19,720
National Penn Bancshares, Inc.	1,723	14,301
NBT Bancorp, Inc.	600	12,984
Old National Bancorp	2,307	25,769

	SHARES	VALUE
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Pacific Capital Bancorp NA	1,666	$11,279
PacWest Bancorp	1,200	17,196
PNC Financial Services Group, Inc.	12,605	369,201
Prosperity Bancshares, Inc.	1,500	41,025
Provident Bankshares Corp.	400	2,820
Regions Financial Corp.	21,116	89,954
S&T Bancorp, Inc.	915	19,407
South Financial Group, Inc/The	2,700	2,970
Sterling Bancshares, Inc.	2,250	14,715
Sterling Financial Corp.	1,660	3,436
SunTrust Banks, Inc.	6,926	81,311
Susquehanna Bancshares, Inc.	1,900	17,727
SVB Financial Group*	900	18,009
Synovus Financial Corp.	13,000	42,250
TCF Financial Corp.	4,000	47,040
Trustmark Corp.	1,900	34,922
UCBH Holdings, Inc.	2,620	3,956
UMB Financial Corp.	1,600	67,984
Umpqua Holdings Corp.	1,400	12,684
United Bankshares, Inc.	1,500	25,860
United Community Banks, Inc.	1,585	6,594
US Bancorp	51,715	755,556
Valley National Bancorp	4,922	60,885
Webster Financial Corp.	710	3,018
Wells Fargo & Co.	125,159	1,782,264
WesBanco, Inc.	100	2,283
Westamerica Bancorporation	1,000	45,560
Western Alliance Bancorp*	1,000	4,560
Whitney Holding Corp.	1,425	16,316
Wilmington Trust Corp.	2,500	24,225
Wintrust Financial Corp.	300	3,690
Zions Bancorporation	2,707	26,610
		5,295,445
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	1,800	29,520
ACCO Brands Corp.*	612	600
Avery Dennison Corp.	3,100	69,254
Brink's Co/The	1,200	31,752
Cenveo, Inc.*	1,800	5,850
Cintas Corp.	4,600	113,712
Consolidated Graphics, Inc.*	200	2,544
Copart, Inc.*	2,850	84,531
Corrections Corp. of America*	4,600	58,926
Covanta Holding Corp.*	5,290	69,246
EnergySolutions, Inc.	600	5,190
G&K Services, Inc., Class A	200	3,782
Geo Group, Inc/The*	800	10,600
Healthcare Services Group, Inc.	497	7,440
Herman Miller, Inc.	1,600	17,056
HNI Corp.	1,600	16,640
Iron Mountain, Inc.*	6,375	141,334
Knoll, Inc.	1,700	10,421
Mine Safety Appliances Co.	1,100	22,022
Mobile Mini, Inc.*	1,000	11,520
Pitney Bowes, Inc.	5,600	130,760
R.R. Donnelley & Sons Co.	3,800	27,854
Republic Services, Inc.	8,285	142,088
Rollins, Inc.	3,525	60,454
Steelcase, Inc., Class A	2,200	11,022
Stericycle, Inc.*	3,000	143,190
SYKES Enterprises, Inc.*	1,100	18,293
Tetra Tech, Inc.*	2,300	46,874
United Stationers, Inc.*	500	14,040
Viad Corp.	400	5,648
Waste Connections, Inc.*	2,625	67,462
Waste Management, Inc.	18,300	468,480
		1,848,105
Communications Equipment — 2.5%
3Com Corp.*	14,100	43,569
ADC Telecommunications, Inc.*	562	2,467
Adtran, Inc.	2,300	37,283
Arris Group, Inc.*	3,500	25,795
Avocent Corp.*	1,100	13,354
Black Box Corp.	300	7,083
Blue Coat Systems, Inc.*	500	6,005
Brocade Communications Systems, Inc.*	8,225	28,376
Ciena Corp.*	3,157	24,562
Cisco Systems, Inc.*	163,921	2,748,955
CommScope, Inc.*	1,998	22,697
Comverse Technology, Inc.*	6,800	39,032
Corning, Inc.	45,960	609,889
EchoStar Corp., Class A*	1,660	24,618
Emulex Corp.*	1,800	9,054
Extreme Networks*	3,400	5,168
F5 Networks, Inc.*	2,400	50,280
Harmonic, Inc.*	1,800	11,700
Harris Corp.	4,100	118,654
Infinera Corp.*	2,100	15,540
InterDigital, Inc.*	2,000	51,640
JDS Uniphase Corp.*	7,586	24,655
Juniper Networks, Inc.*	15,506	233,520
Motorola, Inc.	58,900	249,147
Netgear, Inc.*	1,000	12,050
Palm, Inc.*	3,400	29,308
Plantronics, Inc.	1,100	13,277
Polycom, Inc.*	3,400	52,326
QUALCOMM, Inc.	48,784	1,898,186
Riverbed Technology, Inc.*	1,600	20,928
Starent Networks Corp.*	1,500	23,715
Sycamore Networks, Inc.*	11,200	29,904
Tekelec*	2,000	26,460
Tellabs, Inc.*	10,354	47,421
Viasat, Inc.*	200	4,164
		6,560,782
Computers & Peripherals — 4.2%
Adaptec, Inc.*	1,100	2,640
Apple, Inc.*	26,400	2,775,168
Avid Technology, Inc.*	1,700	15,538
Data Domain, Inc.*	768	9,654
Dell, Inc.*	57,500	545,100
Diebold, Inc.	2,100	44,835
Electronics for Imaging, Inc.*	100	980
EMC Corp/Massachusetts*	61,233	698,056
Hewlett-Packard Co.	70,883	2,272,509
Imation Corp.	500	3,825
Intermec, Inc.*	1,800	18,720
International Business Machines Corp.	40,500	3,924,045
Lexmark International, Inc., Class A*	2,200	37,114
NCR Corp.*	6,900	54,855
NetApp, Inc.*	8,600	127,624
QLogic Corp.*	5,000	55,600
SanDisk Corp.*	6,400	80,960
Sun Microsystems, Inc.*	22,400	163,968
Synaptics, Inc.*	450	12,042
Teradata Corp.*	5,300	85,966

	SHARES	VALUE
COMMON STOCKS (Continued)
Computers & Peripherals (Continued)
Western Digital Corp.*	6,500	$125,710
		11,054,909
Construction & Engineering — 0.3%
Aecom Technology Corp.*	2,900	75,632
Dycom Industries, Inc.*	700	4,053
EMCOR Group, Inc.*	1,200	20,604
Fluor Corp.	5,400	186,570
Granite Construction, Inc.	500	18,740
Insituform Technologies, Inc., Class A*	1,000	15,640
Jacobs Engineering Group, Inc.*	3,800	146,908
KBR, Inc.	5,476	75,624
MasTec, Inc.*	2,200	26,598
Perini Corp.*	710	8,733
Quanta Services, Inc.*	5,834	125,139
Shaw Group Inc/The*	2,400	65,784
URS Corp.*	2,200	88,902
		858,927
Construction Materials — 0.1%
Eagle Materials, Inc.	1,593	38,630
Martin Marietta Materials, Inc.	1,200	95,160
Texas Industries, Inc.	600	15,000
Vulcan Materials Co.	2,991	132,472
		281,262
Consumer Finance — 0.3%
American Express Co.	34,500	470,235
AmeriCredit Corp.*	3,500	20,510
Capital One Financial Corp.	8,265	101,164
Cash America International, Inc.	1,200	18,792
Discover Financial Services	11,700	73,827
Nelnet, Inc., Class A*	1,000	8,840
Student Loan Corp/The	400	17,376
		710,744
Containers & Packaging — 0.3%
Aptargroup, Inc.	2,100	65,394
Ball Corp.	3,800	164,920
Bemis Co., Inc.	3,200	67,104
Crown Holdings, Inc.*	4,700	106,831
Owens-Illinois, Inc.*	5,000	72,200
Packaging Corp. of America	3,500	45,570
Pactiv Corp.*	4,500	65,655
Rock-Tenn Co., Class A	1,400	37,870
Sealed Air Corp.	4,800	66,240
Silgan Holdings, Inc.	1,200	63,048
Sonoco Products Co.	2,400	50,352
Temple-Inland, Inc.	4,000	21,480
		826,664
Distributors — 0.1%
Genuine Parts Co.	5,000	149,300
LKQ Corp.*	3,900	55,653
		204,953
Diversified Consumer Services — 0.6%
Apollo Group, Inc., Class A*	6,550	513,061
Brink's Home Security Holdings, Inc.*	1,600	36,160
Career Education Corp.*	2,500	59,900
Coinstar, Inc.*	1,000	32,760
Corinthian Colleges, Inc.*	3,100	60,295
DeVry, Inc.	2,400	115,632
Escala Group, Inc.*	1,000	2,840
H&R Block, Inc.	12,900	234,651
Hillenbrand, Inc.	2,300	36,823
ITT Educational Services, Inc.*	1,100	133,562
Jackson Hewitt Tax Service, Inc.	500	2,610
Matthews International Corp., Class A	700	20,167
Regis Corp.	1,100	15,895
Service Corp. International	9,500	33,155
Sotheby's, Class A	2,300	20,700
Stewart Enterprises, Inc., Class A	3,000	9,720
Strayer Education, Inc.	400	71,948
Universal Technical Institute, Inc.*	1,000	12,000
Weight Watchers International, Inc.	2,500	46,375
		1,458,254
Diversified Financial Services — 1.8%
Bank of America Corp.	63,550	433,411
Citigroup, Inc.	60,289	152,531
CME Group, Inc.	1,900	468,141
Financial Federal Corp.	300	6,354
Interactive Brokers Group, Inc., Class A*	1,000	16,130
IntercontinentalExchange, Inc.*	1,700	126,599
JPMorgan Chase & Co.	111,069	2,952,214
Leucadia National Corp.*	7,200	107,208
Moody's Corp.	6,200	142,104
MSCI, Inc., Class A*	1,700	28,747
NASDAQ OMX Group Inc/The*	6,000	117,480
NYSE Euronext	5,600	100,240
PHH Corp.*	1,567	22,017
		4,673,176
Diversified Telecommunication Services — 2.7%
AT&T, Inc.	151,543	3,818,884
CenturyTel, Inc.	3,100	87,172
Embarq Corp.	4,663	176,494
Fairpoint Communications, Inc.	942	735
Frontier Communications Corp.	10,500	75,390
General Communication, Inc., Class A*	1,900	12,692
NTELOS Holdings Corp.	1,100	19,954
Premiere Global Services, Inc.*	1,300	11,466
Qwest Communications International, Inc.	46,600	159,372
tw telecom, Inc.*	3,600	31,500
Verizon Communications, Inc.	86,452	2,610,850
Windstream Corp.	14,226	114,662
		7,119,171
Electric Utilities — 2.4%
Allegheny Energy, Inc.	6,200	143,654
Allete, Inc.	1,000	26,690
American Electric Power Co., Inc.	13,700	346,062
Cleco Corp.	2,000	43,380
DPL, Inc.	3,300	74,382
Duke Energy Corp.	50,156	718,234
Edison International	9,700	279,457
El Paso Electric Co.*	1,200	16,908
Entergy Corp.	5,700	388,113
Exelon Corp.	19,700	894,183
FirstEnergy Corp.	8,800	339,680
FPL Group, Inc.	15,600	791,388
Great Plains Energy, Inc.	3,984	53,664
Hawaiian Electric Industries, Inc.	2,800	38,472
IDACORP, Inc.	1,000	23,360
ITC Holdings Corp.	1,300	56,706
MGE Energy, Inc.	200	6,274
Northeast Utilities	5,500	118,745

	SHARES	VALUE
COMMON STOCKS (Continued)
Electric Utilities (Continued)
NV Energy, Inc.	8,400	$78,876
Pepco Holdings, Inc.	7,200	89,856
Pinnacle West Capital Corp.	3,200	84,992
Portland General Electric Co.	2,100	36,939
PPL Corp.	11,100	318,681
Progress Energy, Inc.	10,200	369,852
Southern Co/The	29,800	912,476
UIL Holdings Corp.	333	7,433
Unisource Energy Corp.	600	16,914
Westar Energy, Inc.	3,700	64,861
		6,340,232
Electrical Equipment — 0.6%
A.O. Smith Corp.	700	17,626
Acuity Brands, Inc.	1,000	22,540
American Superconductor Corp.*	500	8,655
AMETEK, Inc.	3,450	107,881
Baldor Electric Co.	1,700	24,633
Belden, Inc.	1,500	18,765
Brady Corp., Class A	1,600	28,208
Cooper Industries Ltd., Class A	4,500	116,370
Emerson Electric Co.	22,400	640,192
Ener1, Inc.*	2,700	13,959
Energy Conversion Devices, Inc.*	900	11,943
EnerSys*	1,800	21,816
General Cable Corp.*	1,400	27,748
GrafTech International Ltd.*	3,700	22,792
Hubbell, Inc., Class B	2,100	56,616
II-VI, Inc.*	1,100	18,898
Regal-Beloit Corp.	900	27,576
Rockwell Automation Inc/DE	4,300	93,912
Roper Industries, Inc.	2,800	118,860
SunPower Corp., Class B*	1,127	22,315
Thomas & Betts Corp.*	1,300	32,526
Vicor Corp.	200	978
Woodward Governor Co.	2,000	22,360
		1,477,169
Electronic Equipment, Instruments & Components — 0.5%
Agilent Technologies, Inc.*	10,100	155,237
Amphenol Corp., Class A	5,100	145,299
Anixter International, Inc.*	1,100	34,848
Arrow Electronics, Inc.*	3,600	68,616
Avnet, Inc.*	4,722	82,682
AVX Corp.	4,800	43,584
Benchmark Electronics, Inc.*	1,050	11,760
Checkpoint Systems, Inc.*	600	5,382
Cogent, Inc.*	1,800	21,420
Cognex Corp.	1,500	20,025
Coherent, Inc.*	400	6,900
Daktronics, Inc.	100	655
Dolby Laboratories, Inc.*	1,500	51,165
FLIR Systems, Inc.*	4,100	83,968
Ingram Micro, Inc., Class A*	6,300	79,632
Insight Enterprises, Inc.*	800	2,448
Itron, Inc.*	1,000	47,350
Jabil Circuit, Inc.	8,500	47,260
L-1 Identity Solutions, Inc.*	2,731	13,956
Littelfuse, Inc.*	400	4,396
Molex, Inc., Class A	2,400	32,976
Molex, Inc.	3,000	37,920
MTS Systems Corp.	152	3,458
Multi-Fineline Electronix, Inc.*	600	10,104
National Instruments Corp.	2,850	53,153
Newport Corp.*	1,600	7,072
Plexus Corp.*	800	11,056
Rogers Corp.*	300	5,664
Scansource, Inc.*	200	3,716
Tech Data Corp.*	1,300	28,314
Trimble Navigation Ltd.*	3,900	59,592
Vishay Intertechnology, Inc.*	6,730	23,420
		1,203,028
Energy Equipment & Services — 1.6%
Atwood Oceanics, Inc.*	2,400	39,816
Baker Hughes, Inc.	9,100	259,805
BJ Services Co.	8,500	84,575
Bristow Group, Inc.*	200	4,286
Cal Dive International, Inc.*	1,300	8,801
Cameron International Corp.*	6,300	138,159
CARBO Ceramics, Inc.	800	22,752
Complete Production Services, Inc.*	3,000	9,240
Diamond Offshore Drilling, Inc.	4,200	264,012
Dresser-Rand Group, Inc.*	3,100	68,510
Dril-Quip, Inc.*	1,600	49,120
ENSCO International, Inc.	4,100	108,240
Exterran Holdings, Inc.*	1,502	24,062
FMC Technologies, Inc.*	3,800	119,206
Halliburton Co.	26,640	412,121
Helix Energy Solutions Group, Inc.*	3,230	16,602
Helmerich & Payne, Inc.	3,200	72,864
Hornbeck Offshore Services, Inc.*	1,000	15,240
ION Geophysical Corp.*	2,700	4,212
Key Energy Services, Inc.*	2,900	8,352
National Oilwell Varco, Inc.*	12,510	359,162
Newpark Resources*	2,600	6,578
Noble Corp.	7,800	187,902
Oceaneering International, Inc.*	1,600	58,992
Oil States International, Inc.*	1,600	21,472
Parker Drilling Co.*	4,100	7,544
Patterson-UTI Energy, Inc.	4,300	38,528
Pride International, Inc.*	5,200	93,496
Rowan Cos, Inc.	3,600	43,092
RPC, Inc.	2,925	19,393
Schlumberger Ltd.	29,200	1,186,104
SEACOR Holdings, Inc.*	700	40,817
Smith International, Inc.	6,424	137,987
Superior Energy Services, Inc.*	2,700	34,803
Tetra Technologies, Inc.*	2,600	8,450
Tidewater, Inc.	1,400	51,982
Unit Corp.*	1,300	27,196
Weatherford International Ltd.*	4,000	44,280
		4,097,753
Food & Staples Retailing — 4.0%
BJ's Wholesale Club, Inc.*	2,700	86,373
Casey's General Stores, Inc.	1,800	47,988
Costco Wholesale Corp.	12,800	592,896
CVS Caremark Corp.	42,479	1,167,748
Kroger Co/The	27,500	583,550
Ruddick Corp.	1,900	42,655
Safeway, Inc.	11,900	240,261
SUPERVALU, Inc.	5,075	72,471
Sysco Corp.	15,000	342,000
United Natural Foods, Inc.*	1,600	30,352
Wal-Mart Stores, Inc.	122,300	6,371,830
Walgreen Co.	29,100	755,436
Weis Markets, Inc.	900	27,936

	SHARES	VALUE
COMMON STOCKS (Continued)
Food & Staples Retailing (Continued)
Whole Foods Market, Inc.	4,000	$67,200
Winn-Dixie Stores, Inc.*	1,400	13,384
		10,442,080
Food Products — 2.2%
American Italian Pasta Co., Class A*	313	10,895
Archer-Daniels-Midland Co.	26,277	729,975
Bunge Ltd.	3,200	181,280
Campbell Soup Co.	15,600	426,816
Chiquita Brands International, Inc.*	500	3,315
ConAgra Foods, Inc.	14,800	249,676
Corn Products International, Inc.	2,100	44,520
Darling International, Inc.*	800	2,968
Dean Foods Co.*	5,184	93,727
Del Monte Foods Co.	4,588	33,446
Flowers Foods, Inc.	3,337	78,353
Fresh Del Monte Produce, Inc.*	500	8,210
General Mills, Inc.	13,500	673,380
Hain Celestial Group, Inc/The*	1,400	19,936
Hershey Co/The	6,300	218,925
HJ Heinz Co.	9,100	300,846
Hormel Foods Corp.	5,500	174,405
JM Smucker Co/The	3,029	112,891
Kellogg Co.	15,100	553,113
Kraft Foods, Inc., Class A	57,571	1,283,258
Lancaster Colony Corp.	500	20,740
McCormick & Co. Inc/MD	4,300	127,151
Ralcorp Holdings, Inc.*	1,800	96,984
Sanderson Farms, Inc.	400	15,020
Sara Lee Corp.	20,000	161,600
Smithfield Foods, Inc.*	2,200	20,812
Tootsie Roll Industries, Inc.	1,024	22,237
TreeHouse Foods, Inc.*	816	23,493
Tyson Foods, Inc., Class A	7,302	68,566
		5,756,538
Gas Utilities — 0.4%
AGL Resources, Inc.	3,100	82,243
Atmos Energy Corp.	3,700	85,544
Energen Corp.	2,500	72,825
EQT Corp.	3,900	122,187
Laclede Group, Inc/The	600	23,388
National Fuel Gas Co.	2,900	88,943
New Jersey Resources Corp.	1,450	49,271
Nicor, Inc.	1,500	49,845
Northwest Natural Gas Co.	1,400	60,788
Oneok, Inc.	3,300	74,679
Piedmont Natural Gas Co., Inc.	2,300	59,547
Questar Corp.	5,200	153,036
South Jersey Industries, Inc.	400	14,000
Southwest Gas Corp.	1,500	31,605
UGI Corp.	3,710	87,593
WGL Holdings, Inc.	1,900	62,320
		1,117,814
Health Care Equipment & Supplies — 2.4%
American Medical Systems Holdings, Inc.*	2,100	23,415
Arthrocare Corp.*	200	980
Baxter International, Inc.	26,100	1,336,842
Beckman Coulter, Inc.	2,600	132,626
Becton Dickinson and Co.	9,400	632,056
Boston Scientific Corp.*	35,395	281,390
Conmed Corp.*	500	7,205
Cooper Cos., Inc/The	600	15,864
CR Bard, Inc.	3,700	294,964
Cyberonics, Inc.*	400	5,308
DENTSPLY International, Inc.	4,334	116,368
Edwards Lifesciences Corp.*	4,200	254,646
ev3, Inc.*	2,200	15,620
Gen-Probe, Inc.*	1,200	54,696
Greatbatch, Inc.*	300	5,805
Haemonetics Corp.*	500	27,540
Hill-Rom Holdings, Inc.	2,500	24,725
Hologic, Inc.*	6,896	90,269
Hospira, Inc.*	4,120	127,143
Idexx Laboratories, Inc.*	1,600	55,328
Immucor, Inc.*	2,175	54,701
Integra LifeSciences Holdings Corp.*	800	19,784
Intuitive Surgical, Inc.*	700	66,752
Inverness Medical Innovations, Inc.*	1,700	45,271
Kinetic Concepts, Inc.*	1,100	23,232
Masimo Corp.*	1,400	40,572
Medtronic, Inc.	32,700	963,669
Meridian Bioscience, Inc.	300	5,436
NuVasive, Inc.*	1,200	37,656
ResMed, Inc.*	2,300	81,282
St Jude Medical, Inc.*	13,100	475,923
STERIS Corp.	2,100	48,888
Stryker Corp.	11,500	391,460
Symmetry Medical, Inc.*	200	1,262
Teleflex, Inc.	900	35,181
Thoratec Corp.*	2,100	53,949
Varian Medical Systems, Inc.*	3,600	109,584
Volcano Corp.*	1,200	17,460
West Pharmaceutical Services, Inc.	800	26,248
Wright Medical Group, Inc.*	1,000	13,030
Zimmer Holdings, Inc.*	6,380	232,870
		6,247,000
Health Care Providers & Services — 2.2%
Aetna, Inc.	14,100	343,053
Amedisys, Inc.*	1,100	30,239
AMERIGROUP Corp.*	2,200	60,588
AmerisourceBergen Corp.	5,918	193,282
AMN Healthcare Services, Inc.*	1,200	6,120
Amsurg Corp.*	300	4,755
Brookdale Senior Living, Inc.	3,500	17,675
Cardinal Health, Inc.	9,200	289,616
Catalyst Health Solutions, Inc.*	1,300	25,766
Centene Corp.*	1,800	32,436
Chemed Corp.	400	15,560
CIGNA Corp.	7,000	123,130
Community Health Systems, Inc.*	2,200	33,748
Coventry Health Care, Inc.*	4,550	58,877
DaVita, Inc.*	3,500	153,825
Express Scripts, Inc.*	7,100	327,807
Health Net, Inc.*	1,700	24,616
Healthsouth Corp.*	1,758	15,611
Healthspring, Inc.*	800	6,696
Healthways, Inc.*	500	4,385
Henry Schein, Inc.*	2,700	108,027
Humana, Inc.*	5,500	143,440
inVentiv Health, Inc.*	1,000	8,160
Kindred Healthcare, Inc.*	1,800	26,910
Laboratory Corp. of America Holdings*	3,900	228,111
LifePoint Hospitals, Inc.*	1,533	31,978
Lincare Holdings, Inc.*	3,100	67,580
Magellan Health Services, Inc.*	1,300	47,372

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
McKesson Corp.	7,900	$276,816
Medco Health Solutions, Inc.*	22,838	944,123
Mednax, Inc.*	1,400	41,258
Molina Healthcare, Inc.*	1,000	19,020
Odyssey HealthCare, Inc.*	400	3,880
Omnicare, Inc.	4,100	100,409
Owens & Minor, Inc.	1,500	49,695
Patterson Cos, Inc.*	3,600	67,896
PharMerica Corp.*	1,251	20,817
PSS World Medical, Inc.*	2,900	41,615
Psychiatric Solutions, Inc.*	1,700	26,741
Quest Diagnostics Inc/DE	7,500	356,100
Sunrise Senior Living, Inc.*	1,400	952
Tenet Healthcare Corp.*	3,900	4,524
UnitedHealth Group, Inc.	31,435	657,935
Universal American Corp.*	652	5,522
Universal Health Services, Inc.	1,300	49,842
VCA Antech, Inc.*	2,600	58,630
WellPoint, Inc.*	14,492	550,261
		5,705,399
Health Care Technology — 0.1%
Allscripts-Misys Healthcare Solutions, Inc.	3,800	39,102
Cerner Corp.*	2,600	114,322
Eclipsys Corp.*	1,500	15,210
HLTH Corp.*	1,119	11,582
IMS Health, Inc.	5,400	67,338
MedAssets, Inc.*	1,300	18,525
MedQuist, Inc.	500	1,275
		267,354
Hotels, Restaurants & Leisure — 1.9%
Ameristar Casinos, Inc.	1,800	22,644
Bally Technologies, Inc.*	1,600	29,472
Bob Evans Farms, Inc.	700	15,694
Boyd Gaming Corp.	3,400	12,682
Brinker International, Inc.	2,650	40,015
Burger King Holdings, Inc.	3,100	71,145
Carnival Corp.	16,300	352,080
CEC Entertainment, Inc.*	600	15,528
Cheesecake Factory, Inc/The*	1,750	20,038
Choice Hotels International, Inc.	2,700	69,714
Cracker Barrel Old Country Store, Inc.	500	14,320
Darden Restaurants, Inc.	4,100	140,466
DineEquity, Inc.	400	4,744
Gaylord Entertainment Co.*	700	5,831
International Game Technology	9,100	83,902
International Speedway Corp., Class A	500	11,030
Jack in the Box, Inc.*	1,800	41,922
Landry's Restaurants, Inc.	300	1,566
Las Vegas Sands Corp.*	2,100	6,321
Life Time Fitness, Inc.*	1,300	16,328
Marcus Corp.	200	1,700
Marriott International Inc/DE, Class A	10,200	166,872
McDonald's Corp.	48,700	2,657,559
MGM Mirage*	10,300	23,999
Panera Bread Co., Class A*	700	39,130
Papa John's International, Inc.*	100	2,287
Penn National Gaming, Inc.*	2,700	65,205
Pinnacle Entertainment, Inc.*	2,000	14,080
Scientific Games Corp., Class A*	3,100	37,541
Sonic Corp.*	2,025	20,290
Speedway Motorsports, Inc.	600	7,092
Starbucks Corp.*	15,800	175,538
Starwood Hotels & Resorts Worldwide, Inc.	5,400	68,580
Texas Roadhouse, Inc., Class A*	1,354	12,904
Vail Resorts, Inc.*	1,400	28,602
Wendy's/Arby's Group, Inc., Class A	12,750	64,132
WMS Industries, Inc.*	750	15,683
Wyndham Worldwide Corp.	2,760	11,592
Wynn Resorts Ltd.*	3,200	63,904
Yum! Brands, Inc.	16,300	447,924
		4,900,056
Household Durables — 0.4%
American Greetings Corp., Class A	1,700	8,602
Black & Decker Corp.	1,900	59,964
Blyth, Inc.	375	9,799
Cavco Industries, Inc.*	100	2,360
Centex Corp.	2,100	15,750
DR Horton, Inc.	9,300	90,210
Ethan Allen Interiors, Inc.	800	9,008
Fortune Brands, Inc.	4,500	110,475
Furniture Brands International, Inc.	1,000	1,470
Harman International Industries, Inc.	1,900	25,707
Jarden Corp.*	2,655	33,639
KB Home	2,200	28,996
Leggett & Platt, Inc.	5,800	75,342
Lennar Corp., Class A	1,000	7,510
Lennar Corp., Class B	800	4,552
M.D.C. Holdings, Inc.	1,057	32,915
Mohawk Industries, Inc.*	1,843	55,050
Newell Rubbermaid, Inc.	8,200	52,316
NVR, Inc.*	100	42,775
Pulte Homes, Inc.	5,700	62,301
Russ Berrie & Co., Inc.*	400	528
Ryland Group, Inc.	1,200	19,992
Snap-On, Inc.	2,000	50,200
Stanley Works/The	2,200	64,064
Tempur-Pedic International, Inc.	200	1,460
Toll Brothers, Inc.*	4,500	81,720
Tupperware Brands Corp.	1,700	28,883
Whirlpool Corp.	1,867	55,245
		1,030,833
Household Products — 2.3%
Central Garden and Pet Co.*	200	1,522
Central Garden and Pet Co., Class A*	400	3,008
Church & Dwight Co., Inc.	2,500	130,575
Clorox Co.	6,100	314,028
Colgate-Palmolive Co.	20,500	1,209,090
Energizer Holdings, Inc.*	1,700	84,473
Kimberly-Clark Corp.	18,300	843,813
Procter & Gamble Co/The	71,605	3,371,879
		5,958,388
Independent Power Producers & Energy Traders — 0.2%
AES Corp/The*	23,600	137,116
Calpine Corp.*	8,894	60,568
Constellation Energy Group, Inc.	4,900	101,234
Mirant Corp.*	6,000	68,400
NRG Energy, Inc.*	9,700	170,720
Ormat Technologies, Inc.	1,200	32,952
Reliant Energy, Inc.*	8,344	26,617
		597,607
Industrial Conglomerates — 1.5%
3M Co.	20,200	1,004,344

	SHARES	VALUE
COMMON STOCKS (Continued)
Industrial Conglomerates (Continued)
Carlisle Cos, Inc.	1,200	$23,556
General Electric Co.	285,499	2,886,395
McDermott International, Inc.*	5,500	73,645
Otter Tail Corp.	600	13,230
Textron, Inc.	6,600	37,884
Tredegar Corp.	400	6,532
		4,045,586
Insurance — 2.7%
Aflac, Inc.	13,800	267,168
Allstate Corp.	15,700	300,655
American Equity Investment Life Holding Co.	1,800	7,488
American Financial Group, Inc.	3,900	62,595
American National Insurance Co.	400	20,964
Amtrust Financial Services, Inc.	1,389	13,265
AON Corp.	12,100	493,922
Arch Capital Group Ltd.*	1,400	75,404
Argo Group International Holdings Ltd.*	648	19,524
Arthur J Gallagher & Co.	3,200	54,400
Aspen Insurance Holdings Ltd.	2,100	47,166
Assurant, Inc.	3,400	74,052
Axis Capital Holdings Ltd.	3,400	76,636
Brown & Brown, Inc.	4,700	88,877
Chubb Corp.	15,700	664,424
Cincinnati Financial Corp.	5,214	119,244
CNA Financial Corp.	7,300	66,868
CNA Surety Corp.*	900	16,596
Delphi Financial Group, Inc., Class S	1,675	22,545
Employers Holdings, Inc.	783	7,470
Endurance Specialty Holdings Ltd.	1,200	29,928
Erie Indemnity Co., Class A	1,400	47,852
Everest Re Group Ltd.	1,400	99,120
FBL Financial Group, Inc., Class A	200	830
Fidelity National Title Group Inc., Class A	7,004	136,648
First American Corp. (The)	3,300	87,483
Hanover Insurance Group, Inc.	1,100	31,702
Harleysville Group, Inc.	600	19,086
Hartford Financial Services Group, Inc.	2,100	16,485
HCC Insurance Holdings, Inc.	4,500	113,355
Hilltop Holdings, Inc.*	1,260	14,364
Horace Mann Educators Corp.	1,700	14,229
Infinity Property & Casualty Corp.	400	13,572
IPC Holdings Ltd.	1,200	32,448
Lincoln National Corp.	8,033	53,741
Loews Corp.	12,900	285,090
Markel Corp.*	100	28,388
Marsh & McLennan Cos, Inc.	15,200	307,800
MBIA, Inc.*	3,900	17,862
Mercury General Corp.	1,800	53,460
MetLife, Inc.	23,426	533,410
Montpelier Re Holdings Ltd.	2,200	28,512
Navigators Group, Inc.*	100	4,718
Odyssey Re Holdings Corp.	2,100	79,653
Old Republic International Corp.	5,500	59,510
PartnerRe Ltd.	1,200	74,484
Platinum Underwriters Holdings Ltd.	300	8,508
Principal Financial Group, Inc.	7,400	60,532
ProAssurance Corp.*	1,100	51,282
Progressive Corp/The*	19,600	263,424
Protective Life Corp.	1,000	5,250
Prudential Financial, Inc.	12,800	243,456
Reinsurance Group of America, Inc.	2,881	93,316
RenaissanceRe Holdings Ltd.	1,400	69,216
RLI Corp.	500	25,100
Selective Insurance Group	1,000	12,160
StanCorp Financial Group, Inc.	1,400	31,892
State Auto Financial Corp.	1,600	28,160
Stewart Information Services Corp.	300	5,850
Torchmark Corp.	2,400	62,952
Tower Group, Inc.	1,000	24,630
Transatlantic Holdings, Inc.	1,500	53,505
Travelers Companies, Inc. (The)	23,741	964,834
Unitrin, Inc.	1,200	16,776
UnumProvident Corp.	9,580	119,750
WR Berkley Corp.	6,505	146,688
Zenith National Insurance Corp.	1,200	28,932
		6,999,206
Internet & Catalog Retail — 0.5%
Amazon.com, Inc.*	12,900	947,376
Expedia, Inc.*	3,928	35,666
NetFlix, Inc.*	1,800	77,256
NutriSystem, Inc.	1,000	14,270
priceline.com, Inc.*	1,300	102,414
Ticketmaster Entertainment, Inc.*	2,031	7,495
		1,184,477
Internet Software & Services — 1.3%
Akamai Technologies, Inc.*	6,254	121,328
Digital River, Inc.*	1,400	41,748
Earthlink, Inc.*	4,500	29,565
eBay, Inc.*	33,400	419,504
Equinix, Inc.*	200	11,230
Google, Inc., Class A*	6,200	2,157,972
GSI Commerce, Inc.*	900	11,790
IAC/InterActiveCorp*	3,453	52,589
j2 Global Communications, Inc.*	1,500	32,835
Omniture, Inc.*	1,900	25,061
RealNetworks, Inc.*	2,500	5,825
S1 Corp.*	1,300	6,695
United Online, Inc.	2,150	9,589
Valueclick, Inc.*	3,400	28,934
VeriSign, Inc.*	6,100	115,107
VistaPrint Ltd.*	1,000	27,490
Websense, Inc.*	1,600	19,200
Yahoo!, Inc.*	33,300	426,573
		3,543,035
IT Services — 1.3%
Acxiom Corp.	900	6,660
Affiliated Computer Services, Inc., Class A*	3,200	153,248
Alliance Data Systems Corp.*	2,700	99,765
Automatic Data Processing, Inc.	14,000	492,240
Broadridge Financial Solutions, Inc.	4,875	90,724
CACI International, Inc., Class A*	600	21,894
Cognizant Technology Solutions Corp., Class A*	8,500	176,715
Computer Sciences Corp.*	5,500	202,620
Convergys Corp.*	3,200	25,856
CSG Systems International, Inc.*	1,800	25,704
Cybersource Corp.*	1,700	25,177
DST Systems, Inc.*	2,000	69,240
Euronet Worldwide, Inc.*	200	2,612
Fidelity National Information Services, Inc.	7,678	139,739
Fiserv, Inc.*	4,650	169,539
Gartner, Inc., Class A*	4,600	50,646
Global Payments, Inc.	2,480	82,857

	SHARES	VALUE
COMMON STOCKS (Continued)
IT Services (Continued)
Heartland Payment Systems, Inc.	1,400	$9,254
Hewitt Associates, Inc., Class A*	2,080	61,901
Lender Processing Services, Inc., LENDER
PROCESSING COM USD0.00	4,139	126,695
Mastercard, Inc., Class A	2,800	468,944
MAXIMUS, Inc.	400	15,944
Metavante Technologies, Inc.*	3,200	63,872
NeuStar, Inc., Class A*	2,700	45,225
Paychex, Inc.	10,550	270,818
Perot Systems Corp., Class A*	4,500	57,960
SAIC, Inc.*	4,500	84,015
Sapient Corp.*	4,000	17,880
SRA International, Inc., Class A*	1,400	20,580
Syntel, Inc.	1,400	28,812
TeleTech Holdings, Inc.*	1,900	20,691
Total System Services, Inc.	7,328	101,200
Western Union Co/The	21,308	267,841
		3,496,868
Leisure Equipment & Products — 0.1%
Brunswick Corp.	1,600	5,520
Callaway Golf Co.	1,300	9,334
Eastman Kodak Co.	7,500	28,500
Hasbro, Inc.	4,100	102,787
Mattel, Inc.	11,000	126,830
Polaris Industries, Inc.	1,000	21,440
Pool Corp.	1,200	16,080
		310,491
Life Sciences Tools & Services — 0.5%
Affymetrix, Inc.*	2,700	8,829
Bruker Corp.*	5,500	33,880
Charles River Laboratories International, Inc.*	1,588	43,210
Covance, Inc.*	2,000	71,260
Dionex Corp.*	600	28,350
Exelixis, Inc.*	3,800	17,480
Illumina, Inc.*	3,400	126,616
Life Technologies Corp.*	5,123	166,395
Luminex Corp.*	1,200	21,744
Millipore Corp.*	1,700	97,597
Parexel International Corp.*	2,400	23,352
PerkinElmer, Inc.	4,500	57,465
Pharmaceutical Product Development, Inc.	3,500	83,020
Sequenom, Inc.*	1,600	22,752
Techne Corp.	1,300	71,123
Thermo Fisher Scientific, Inc.*	12,323	439,561
Varian, Inc.*	1,000	23,740
Waters Corp.*	2,800	103,460
		1,439,834
Machinery — 1.6%
Actuant Corp., Class A	2,400	24,792
AGCO Corp.*	3,100	60,760
Albany International Corp., Class A	400	3,620
Barnes Group, Inc.	1,900	20,311
Briggs & Stratton Corp.	2,100	34,650
Caterpillar, Inc.	17,800	497,688
CLARCOR, Inc.	1,800	45,342
Crane Co.	1,300	21,944
Cummins, Inc.	3,700	94,165
Danaher Corp.	9,200	498,824
Deere & Co.	13,000	427,310
Donaldson Co., Inc.	2,400	64,416
Dover Corp.	5,600	147,728
Eaton Corp.	4,900	180,614
ESCO Technologies, Inc.*	800	30,960
Federal Signal Corp.	900	4,743
Flowserve Corp.	1,800	101,016
Gardner Denver, Inc.*	1,900	41,306
Graco, Inc.	1,550	26,459
Harsco Corp.	2,000	44,340
IDEX Corp.	3,000	65,610
Illinois Tool Works, Inc.	15,000	462,750
Ingersoll-Rand Co. Ltd., Class A	7,700	106,260
John Bean Technologies Corp.	1,080	11,297
Joy Global, Inc.	2,900	61,770
Kaydon Corp.	900	24,597
Kennametal, Inc.	1,900	30,799
Lincoln Electric Holdings, Inc.	1,300	41,197
Manitowoc Co. Inc/The	4,400	14,388
Mueller Industries, Inc.	500	10,845
Mueller Water Products, Inc., Class A	661	2,181
Navistar International Corp.*	1,500	50,190
Nordson Corp.	1,000	28,430
Oshkosh Corp.	2,600	17,524
PACCAR, Inc.	10,707	275,812
Pall Corp.	4,200	85,806
Parker Hannifin Corp.	4,950	168,201
Pentair, Inc.	3,700	80,179
Sauer-Danfoss, Inc.	1,500	3,660
SPX Corp.	1,700	79,917
Terex Corp.*	2,600	24,050
Timken Co.	3,000	41,880
Toro Co.	1,000	24,180
Trinity Industries, Inc.	2,400	21,936
Valmont Industries, Inc.	1,000	50,210
Wabash National Corp.	300	369
Wabtec Corp.	2,000	52,760
Watts Water Technologies, Inc., Class A	900	17,604
		4,225,390
Marine — 0.0%
Alexander & Baldwin, Inc.	900	17,127
Horizon Lines, Inc., Class A	1,100	3,333
Kirby Corp.*	2,000	53,280
		73,740
Media — 2.6%
Arbitron, Inc.	900	13,509
Ascent Media Corp., Class A*	402	10,050
Belo Corp., Class A	3,500	2,135
Cablevision Systems Corp., Class A	7,300	94,462
CBS Corp., Class B	18,851	72,388
Clear Channel Outdoor Holdings, Inc., Class A*	500	1,835
Comcast Corp., Class A	57,691	786,905
Comcast Corp., Class A Special	23,150	297,941
Cox Radio, Inc., Class A*	800	3,280
DIRECTV Group Inc/The*	46,799	1,066,549
Discovery Communications, Inc., Class A*	4,020	64,400
Discovery Communications, Inc., Class C*	4,020	58,893
DISH Network Corp., Class A*	6,000	66,660
DreamWorks Animation SKG, Inc., Class A*	2,400	51,936
Hearst-Argyle Television, Inc.	1,600	6,656
Interactive Data Corp.	3,200	79,552
Interpublic Group of Cos, Inc.*	11,400	46,968

	SHARES	VALUE
COMMON STOCKS (Continued)
Media (Continued)
John Wiley & Sons, Inc., Class A	1,700	$50,626
Journal Communications, Inc., Class A	700	525
Lamar Advertising Co., Class A*	2,400	23,400
Liberty Global, Inc., Series A*	3,795	55,255
Liberty Global, Inc., Series C*	5,373	75,921
Liberty Media Corp. - Capital, Series A*	4,700	32,806
Liberty Media Corp. - Entertainment, Series A*	15,400	307,230
Live Nation, Inc.*	3,200	8,544
Marvel Entertainment, Inc.*	3,400	90,270
McClatchy Co/The, Class A	1,525	747
McGraw-Hill Companies Inc/The	9,200	210,404
Mediacom Communications Corp., Class A*	2,700	10,881
Meredith Corp.	900	14,976
Morningstar, Inc.*	1,200	40,980
News Corp., Class A	53,544	354,461
News Corp., Class B	23,500	180,950
Omnicom Group, Inc.	9,200	215,280
Primedia, Inc.	1,400	3,458
Regal Entertainment Group, Class A	4,500	60,345
Scholastic Corp.	1,600	24,112
Scripps Networks Interactive, Inc., Class A	2,200	49,522
Sinclair Broadcast Group, Inc., Class A	1,000	1,030
Time Warner Cable, Inc.	16,001	396,825
Time Warner, Inc.	35,600	687,080
Viacom, Inc., Class A*	1,100	20,537
Viacom, Inc., Class B*	16,141	280,531
Voyager Learning Co.*	500	580
Walt Disney Co.	55,240	1,003,158
Warner Music Group Corp.*	5,300	12,455
World Wrestling Entertainment, Inc., Class A	1,500	17,310
		6,954,318
Metals & Mining — 0.9%
AK Steel Holding Corp.	3,100	22,072
Alcoa, Inc.	23,700	173,958
Allegheny Technologies, Inc.	2,800	61,404
AMCOL International Corp.	1,000	14,840
Carpenter Technology Corp.	600	8,472
Century Aluminum Co.*	1,349	2,846
Cliffs Natural Resources, Inc.	2,800	50,848
Commercial Metals Co.	4,600	53,130
Compass Minerals International, Inc.	1,000	56,370
Freeport-McMoRan Copper & Gold, Inc., Class B	11,318	431,329
Hecla Mining Co.*	4,300	8,600
Newmont Mining Corp.	14,100	631,116
Nucor Corp.	9,500	362,615
Reliance Steel & Aluminum Co.	2,000	52,660
Schnitzer Steel Industries, Inc., Class A	700	21,973
Southern Copper Corp.	19,437	338,592
Steel Dynamics, Inc.	5,800	51,098
Stillwater Mining Co.*	3,300	12,210
Titanium Metals Corp.	5,748	31,442
United States Steel Corp.	3,300	69,729
Worthington Industries, Inc.	3,000	26,130
		2,481,434
Multi-Utilities — 1.6%
Alliant Energy Corp.	3,400	83,946
Ameren Corp.	6,800	157,692
Avista Corp.	2,100	28,938
Black Hills Corp.	1,000	17,890
Centerpoint Energy, Inc.	10,150	105,865
CH Energy Group, Inc.	300	14,070
CMS Energy Corp.	7,500	88,800
Consolidated Edison, Inc.	10,300	407,983
Dominion Resources Inc/VA	20,400	632,196
DTE Energy Co.	6,500	180,050
Integrys Energy Group, Inc.	1,377	35,857
MDU Resources Group, Inc.	6,825	110,155
NiSource, Inc.	7,800	76,440
NorthWestern Corp.	400	8,592
NSTAR	4,300	137,084
OGE Energy Corp.	3,100	73,842
PG&E Corp.	13,200	504,504
PNM Resources, Inc.	2,100	17,346
Public Service Enterprise Group, Inc.	13,400	394,898
SCANA Corp.	3,900	120,471
Sempra Energy	8,500	393,040
TECO Energy, Inc.	6,400	71,360
Vectren Corp.	2,700	56,943
Wisconsin Energy Corp.	4,000	164,680
Xcel Energy, Inc.	15,500	288,765
		4,171,407
Multiline Retail — 0.8%
99 Cents Only Stores*	1,800	16,632
Big Lots, Inc.*	2,300	47,794
Dillard's, Inc., Class A	2,900	16,530
Dollar Tree, Inc.*	3,700	164,835
Family Dollar Stores, Inc.	5,800	193,546
J.C. Penney Co., Inc.	6,500	130,455
Kohl's Corp.*	9,000	380,880
Macy's, Inc.	7,600	67,640
Nordstrom, Inc.	6,300	105,525
Sears Holdings Corp.*	2,389	109,201
Target Corp.	21,900	753,141
		1,986,179
Office Electronics — 0.1%
Xerox Corp.	27,800	126,490
Zebra Technologies Corp., Class A*	1,575	29,957
		156,447
Oil, Gas & Consumable Fuels — 10.1%
Alpha Natural Resources, Inc.*	2,200	39,050
Anadarko Petroleum Corp.	13,800	536,682
Apache Corp.	9,684	620,648
Arch Coal, Inc.	4,500	60,165
Arena Resources, Inc.*	1,100	28,028
ATP Oil & Gas Corp.*	1,000	5,130
Berry Petroleum Co., Class A	1,600	17,536
Bill Barrett Corp.*	1,500	33,360
BPZ Resources, Inc.*	900	3,330
Cabot Oil & Gas Corp.	3,000	70,710
Carrizo Oil & Gas, Inc.*	1,100	9,768
Cheniere Energy, Inc.*	1,200	5,112
Chesapeake Energy Corp.	15,000	255,900
Chevron Corp.	74,610	5,016,776
Cimarex Energy Co.	2,810	51,648
CNX Gas Corp.*	3,600	85,356
Comstock Resources, Inc.*	1,500	44,700
Concho Resources Inc/Midland TX*	2,000	51,180
ConocoPhillips	43,931	1,720,338
Consol Energy, Inc.	5,500	138,820
Delta Petroleum Corp.*	1,900	2,280

	SHARES	VALUE
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Denbury Resources, Inc.*	7,200	$106,992
Devon Energy Corp.	12,840	573,820
El Paso Corp.	21,900	136,875
Encore Acquisition Co.*	1,750	40,723
Energy Partners Ltd.*	1,000	90
EOG Resources, Inc.	7,200	394,272
EXCO Resources, Inc.*	900	9,000
Exxon Mobil Corp.	155,564	10,593,908
Forest Oil Corp.*	2,771	36,439
Foundation Coal Holdings, Inc.	1,500	21,525
Frontier Oil Corp.	2,800	35,812
Goodrich Petroleum Corp.*	1,100	21,296
Hess Corp.	9,700	525,740
Holly Corp.	1,400	29,680
Hugoton Royalty Trust	649	6,204
Marathon Oil Corp.	20,902	549,514
Mariner Energy, Inc.*	3,271	25,350
Massey Energy Co.	3,000	30,360
Meridian Resource Corp.*	800	168
Murphy Oil Corp.	5,700	255,189
Newfield Exploration Co.*	4,300	97,610
Noble Energy, Inc.	5,168	278,452
Occidental Petroleum Corp.	24,280	1,351,182
Overseas Shipholding Group, Inc.	1,100	24,937
Parallel Petroleum Corp.*	1,300	1,664
Patriot Coal Corp.*	2,220	8,236
Peabody Energy Corp.	7,800	195,312
Penn Virginia Corp.	800	8,784
PetroHawk Energy Corp.*	6,410	123,264
Pioneer Natural Resources Co.	3,402	56,031
Plains Exploration & Production Co.*	3,117	53,706
Quicksilver Resources, Inc.*	5,800	32,132
Range Resources Corp.	4,700	193,452
Rosetta Resources, Inc.*	500	2,475
Southern Union Co.	3,288	50,043
Southwestern Energy Co.*	10,300	305,807
Spectra Energy Corp.	18,778	265,521
St. Mary Land & Exploration Co.	1,700	22,491
Stone Energy Corp.*	879	2,927
Sunoco, Inc.	3,800	100,624
Swift Energy Co.*	900	6,570
Tesoro Corp.	3,000	40,410
USEC, Inc.*	3,300	15,840
Valero Energy Corp.	15,318	274,192
W&T Offshore, Inc.	2,600	15,990
Walter Industries, Inc.	1,900	43,453
Western Refining, Inc.	1,000	11,940
Whiting Petroleum Corp.*	800	20,680
Williams Companies Inc/The	17,400	198,012
XTO Energy, Inc.	17,386	532,359
		26,523,570
Paper & Forest Products — 0.1%
Glatfelter	700	4,368
International Paper Co.	11,925	83,952
Louisiana-Pacific Corp.	3,600	8,028
MeadWestvaco Corp.	6,540	78,415
Neenah Paper, Inc.	393	1,427
Wausau Paper Corp.	800	4,208
Weyerhaeuser Co.	6,415	176,861
		357,259
Personal Products — 0.2%
Alberto-Culver Co.	3,500	79,135
Avon Products, Inc.	12,300	236,529
Chattem, Inc.*	200	11,210
Elizabeth Arden, Inc.*	300	1,749
Estee Lauder Companies Inc/The, Class A	3,600	88,740
NBTY, Inc.*	2,900	40,832
Nu Skin Enterprises, Inc., Class A	2,200	23,078
Revlon, Inc., Class A*	1,680	4,166
USANA Health Sciences, Inc.*	200	4,472
		489,911
Pharmaceuticals — 6.8%
Abbott Laboratories	61,000	2,909,700
Adolor Corp.*	1,600	3,264
Allergan Inc/United States	8,600	410,736
Auxilium Pharmaceuticals, Inc.*	1,400	38,808
Bristol-Myers Squibb Co.	65,200	1,429,184
Eli Lilly & Co.	29,800	995,618
Endo Pharmaceuticals Holdings, Inc.*	2,809	49,663
Forest Laboratories, Inc.*	8,100	177,876
Impax Laboratories, Inc.*	700	3,668
Johnson & Johnson	80,412	4,229,671
King Pharmaceuticals, Inc.*	6,100	43,127
Medicines Co/The*	1,700	18,428
Medicis Pharmaceutical Corp., Class A	1,000	12,370
Merck & Co. Inc/NJ	69,000	1,845,750
Mylan Inc/PA*	7,925	106,274
Perrigo Co.	2,900	72,007
Pfizer, Inc.	175,275	2,387,246
Schering-Plough Corp.	42,300	996,165
Sepracor, Inc.*	2,800	41,048
Valeant Pharmaceuticals International*	3,000	53,370
Viropharma, Inc.*	2,800	14,700
Watson Pharmaceuticals, Inc.*	3,400	105,774
Wyeth	45,500	1,958,320
		17,902,767
Professional Services — 0.3%
Corporate Executive Board Co/The	800	11,600
Dun & Bradstreet Corp.	1,800	138,600
Equifax, Inc.	3,989	97,531
FTI Consulting, Inc.*	1,300	64,324
Hudson Highland Group, Inc.*	270	300
IHS, Inc., Class A*	1,600	65,888
Korn/Ferry International*	400	3,624
Manpower, Inc.	2,400	75,672
Monster Worldwide, Inc.*	1,200	9,780
MPS Group, Inc.*	3,900	23,205
Navigant Consulting, Inc.*	1,613	21,082
Resources Connection, Inc.*	1,600	24,128
Robert Half International, Inc.	4,400	78,452
TrueBlue, Inc.*	2,300	18,975
Watson Wyatt Worldwide, Inc., Class A	1,500	74,055
		707,216
Real Estate Management & Development — 0.0%
CB Richard Ellis Group, Inc., Class A*	9,500	38,285
Forestar Group, Inc.*	1,333	10,197
Jones Lang LaSalle, Inc.	600	13,956
St Joe Co/The*	2,400	40,176
		102,614
Road & Rail — 0.9%
Arkansas Best Corp.	700	13,314

	SHARES	VALUE
COMMON STOCKS (Continued)
Road & Rail (Continued)
Avis Budget Group, Inc.*	3,804	$3,462
Burlington Northern Santa Fe Corp.	10,000	601,500
Con-way, Inc.	1,500	26,895
CSX Corp.	12,400	320,540
Genesee & Wyoming, Inc., Class A*	1,300	27,625
Heartland Express, Inc.	3,066	45,407
Hertz Global Holdings, Inc.*	4,000	15,720
JB Hunt Transport Services, Inc.	3,500	84,385
Kansas City Southern*	2,700	34,317
Knight Transportation, Inc.	2,625	39,795
Landstar System, Inc.	1,600	53,552
Norfolk Southern Corp.	10,700	361,125
Old Dominion Freight Line, Inc.*	1,450	34,060
Ryder System, Inc.	1,600	45,296
Union Pacific Corp.	14,900	612,539
Werner Enterprises, Inc.	2,700	40,824
YRC Worldwide, Inc.*	2,263	10,161
		2,370,517
Semiconductors & Semiconductor Equipment — 2.3%
Advanced Energy Industries, Inc.*	1,800	13,554
Altera Corp.	9,200	161,460
Amkor Technology, Inc.*	7,500	20,100
Analog Devices, Inc.	8,800	169,576
Applied Materials, Inc.	39,300	422,475
Applied Micro Circuits Corp.*	2,950	14,337
Atheros Communications, Inc.*	2,000	29,320
Atmel Corp.*	19,500	70,785
ATMI, Inc.*	1,500	23,145
Broadcom Corp., Class A*	12,450	248,751
Brooks Automation, Inc.*	2,500	11,525
Cabot Microelectronics Corp.*	300	7,209
Conexant Systems, Inc.*	281	183
Cree, Inc.*	2,600	61,178
Cymer, Inc.*	500	11,130
Cypress Semiconductor Corp.*	6,100	41,297
Diodes, Inc.*	1,500	15,915
Entegris, Inc.*	5,017	4,315
Exar Corp.*	600	3,744
Fairchild Semiconductor International, Inc.*	4,600	17,158
FEI Co.*	600	9,258
Formfactor, Inc.*	1,100	19,822
Hittite Microwave Corp.*	1,100	34,320
Integrated Device Technology, Inc.*	4,970	22,614
Intel Corp.	155,700	2,343,285
International Rectifier Corp.*	1,500	20,265
Intersil Corp., Class A	3,500	40,250
Kla-Tencor Corp.	5,200	104,000
Lam Research Corp.*	3,600	81,972
Linear Technology Corp.	6,200	142,476
LSI Corp.*	18,094	55,006
Maxim Integrated Products, Inc.	2,400	31,704
MEMC Electronic Materials, Inc.*	6,600	108,834
Microchip Technology, Inc.	5,350	113,366
Micron Technology, Inc.*	18,301	74,302
Microsemi Corp.*	2,900	33,640
MKS Instruments, Inc.*	2,300	33,741
National Semiconductor Corp.	6,700	68,809
Novellus Systems, Inc.*	2,800	46,564
Nvidia Corp.*	16,800	165,648
ON Semiconductor Corp.*	11,830	46,137
PMC - Sierra, Inc.*	5,800	37,004
Power Integrations, Inc.	400	6,880
Rambus, Inc.*	3,700	35,002
Semtech Corp.*	1,000	13,350
Silicon Image, Inc.*	2,600	6,240
Silicon Laboratories, Inc.*	1,800	47,520
Silicon Storage Technology, Inc.*	1,300	2,145
Skyworks Solutions, Inc.*	4,200	33,852
Teradyne, Inc.*	7,100	31,098
Tessera Technologies, Inc.*	1,600	21,392
Texas Instruments, Inc.	37,800	624,078
TriQuint Semiconductor, Inc.*	5,100	12,597
Varian Semiconductor Equipment Associates, Inc.*	2,125	46,027
Verigy Ltd.*	2,056	16,962
Xilinx, Inc.	8,800	168,608
		6,045,925
Software — 4.2%
ACI Worldwide, Inc.*	900	16,875
Activision Blizzard, Inc.*	37,088	387,940
Adobe Systems, Inc.*	15,508	331,716
Advent Software, Inc.*	400	13,324
Amdocs Ltd.*	5,030	93,156
ANSYS, Inc.*	3,000	75,300
Ariba, Inc.*	2,833	24,732
Aspen Technology, Inc.*	3,000	20,970
Autodesk, Inc.*	6,500	109,265
Blackboard, Inc.*	1,000	31,740
BMC Software, Inc.*	5,800	191,400
CA, Inc.	15,490	272,779
Cadence Design Systems, Inc.*	3,200	13,440
Citrix Systems, Inc.*	5,900	133,576
Compuware Corp.*	9,700	63,923
Concur Technologies, Inc.*	1,500	28,785
Electronic Arts, Inc.*	8,400	152,796
Factset Research Systems, Inc.	1,050	52,489
Fair Isaac Corp.	750	10,553
Informatica Corp.*	3,100	41,106
Intuit, Inc.*	13,200	356,400
Jack Henry & Associates, Inc.	3,100	50,592
Lawson Software, Inc.*	7,000	29,750
Macrovision Solutions Corp.*	2,217	39,440
Manhattan Associates, Inc.*	300	5,196
McAfee, Inc.*	5,900	197,650
Mentor Graphics Corp.*	3,500	15,540
Micros Systems, Inc.*	2,200	41,250
Microsoft Corp.	231,300	4,248,981
Novell, Inc.*	10,700	45,582
Nuance Communications, Inc.*	7,700	83,622
Oracle Corp.*	151,160	2,731,461
Parametric Technology Corp.*	3,480	34,730
Progress Software Corp.*	1,300	22,568
Quality Systems, Inc.	1,200	54,300
Quest Software, Inc.*	3,100	39,308
Red Hat, Inc.*	5,100	90,984
Salesforce.com, Inc.*	3,500	114,555
Solera Holdings, Inc.*	1,550	38,409
Sybase, Inc.*	3,100	93,899
Symantec Corp.*	23,821	355,886
Synopsys, Inc.*	4,900	101,577
Take-Two Interactive Software, Inc.	2,150	17,953
THQ, Inc.*	1,850	5,624
TIBCO Software, Inc.*	7,500	44,025
TiVo, Inc.*	2,700	19,008
Ulticom, Inc.*	500	2,750
Verint Systems, Inc.*	1,000	3,500

	SHARES	VALUE
COMMON STOCKS (Continued)
Software (Continued)
VMware, Inc.*	2,000	$47,240
Wind River Systems, Inc.*	3,300	21,120
		11,018,765
Specialty Retail — 2.3%
Aaron Rents, Inc.	1,500	39,990
Abercrombie & Fitch Co., Class A	2,500	59,500
Advance Auto Parts, Inc.	3,700	151,996
Aeropostale, Inc.*	1,800	47,808
American Eagle Outfitters, Inc.	6,350	77,724
AnnTaylor Stores Corp.*	1,550	8,060
Asbury Automotive Group, Inc.	900	3,879
AutoNation, Inc.*	6,900	95,772
AutoZone, Inc.*	2,000	325,240
Barnes & Noble, Inc.	2,800	59,864
Bebe Stores, Inc.	1,350	9,005
Bed Bath & Beyond, Inc.*	7,600	188,100
Best Buy Co., Inc.	12,125	460,265
Buckle, Inc/The	1,800	57,474
Cabela's, Inc.*	2,100	19,131
Carmax, Inc.*	5,546	68,992
Cato Corp/The, Class A	300	5,484
Chico's FAS, Inc.*	7,000	37,590
Childrens Place Retail Stores Inc/The*	1,100	24,079
Collective Brands, Inc.*	1,700	16,558
Dick's Sporting Goods, Inc.*	2,400	34,248
Dress Barn, Inc.*	2,000	24,580
Foot Locker, Inc.	6,200	64,976
GameStop Corp., Class A*	4,988	139,764
Gap Inc/The	20,900	271,491
Group 1 Automotive, Inc.	400	5,588
Guess?, Inc.	2,800	59,024
Gymboree Corp.*	1,000	21,350
Hibbett Sports, Inc.*	1,100	21,142
Home Depot, Inc.	47,600	1,121,456
Jo-Ann Stores, Inc.*	200	3,268
Lowe's Cos, Inc.	42,600	777,450
Ltd. Brands, Inc.	9,380	81,606
Men's Wearhouse, Inc/The	1,750	26,495
O'Reilly Automotive, Inc.*	3,600	126,036
Office Depot, Inc.*	10,500	13,755
Penske Auto Group, Inc.	3,200	29,856
PetSmart, Inc.	3,900	81,744
RadioShack Corp.	3,300	28,281
Rent-A-Center, Inc.*	1,700	32,929
Ross Stores, Inc.	4,900	175,812
Sally Beauty Holdings, Inc.*	6,300	35,784
Sherwin-Williams Co/The	4,700	244,259
Sonic Automotive, Inc., Class A	400	640
Stage Stores, Inc.	1,720	17,338
Staples, Inc.	21,150	383,026
Systemax, Inc.*	1,300	16,796
Tiffany & Co/DE	3,600	77,616
TJX Cos, Inc.	12,300	315,372
Tractor Supply Co.*	1,400	50,484
Urban Outfitters, Inc.*	4,800	78,576
Williams-Sonoma, Inc.	4,100	41,328
		6,158,581
Textiles, Apparel & Luxury Goods — 0.5%
Carter's, Inc.*	2,000	37,620
Coach, Inc.*	9,500	158,650
Columbia Sportswear Co.	700	20,944
Fossil, Inc.*	2,600	40,820
Hanesbrands, Inc.*	2,101	20,107
K-Swiss, Inc., Class A	400	3,416
NIKE, Inc., Class B	11,500	539,235
Phillips-Van Heusen Corp.	1,400	31,752
Polo Ralph Lauren Corp.	1,500	63,375
Quiksilver, Inc.*	4,600	5,888
Timberland Co/The, Class A*	1,000	11,940
Under Armour, Inc., Class A*	1,100	18,073
VF Corp.	3,300	188,463
Warnaco Group, Inc/The*	1,400	33,600
Wolverine World Wide, Inc.	2,200	34,276
		1,208,159
Thrifts & Mortgage Finance — 0.4%
Astoria Financial Corp.	3,700	34,003
Beneficial Mutual Bancorp, Inc.*	2,000	19,700
Brookline Bancorp, Inc.	1,500	14,250
Capitol Federal Financial	2,500	94,525
Dime Community Bancshares	600	5,628
First Niagara Financial Group, Inc.	3,500	38,150
Hudson City Bancorp, Inc.	15,107	176,601
Kearny Financial Corp.	1,486	15,573
New York Community Bancorp, Inc.	10,665	119,128
NewAlliance Bancshares, Inc.	3,600	42,264
Northwest Bancorp, Inc.	1,900	32,110
Ocwen Financial Corp.*	1,500	17,145
Oritani Financial Corp.*	807	11,298
People's United Financial, Inc.	10,710	192,459
Provident Financial Services, Inc.	2,300	24,863
Radian Group, Inc.	2,400	4,368
TFS Financial Corp.	6,895	83,636
Trustco Bank Corp.	2,380	14,327
Washington Federal, Inc.	2,947	39,166
		979,194
Tobacco — 1.5%
Altria Group, Inc.	73,700	1,180,674
Lorillard, Inc.	4,700	290,178
Philip Morris International, Inc.	58,500	2,081,430
Reynolds American, Inc.	9,600	344,064
Universal Corp.	800	23,936
Vector Group Ltd.	1,667	21,654
		3,941,936
Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc.	1,675	28,257
Fastenal Co.	4,500	144,698
GATX Corp.	1,700	34,391
MSC Industrial Direct Co., Class A	1,400	43,498
RSC Holdings, Inc.*	700	3,682
United Rentals, Inc.*	3,200	13,472
Watsco, Inc.	800	27,224
WESCO International, Inc.*	1,500	27,180
WW Grainger, Inc.	2,500	175,450
		497,852
Water Utilities — 0.0%
Aqua America, Inc.	4,034	80,680

Wireless Telecommunication Services — 0.4%
American Tower Corp., Class A*	12,200	371,246
Centennial Communications Corp., Class A*	3,600	29,736
Crown Castle International Corp.*	7,717	157,504

	SHARES	VALUE
COMMON STOCKS (Continued)
Wireless Telecommunication Services (Continued)
Leap Wireless International, Inc.*	2,200	$76,714
MetroPCS Communications, Inc.*	8,400	143,472
NII Holdings, Inc.*	3,400	51,000
SBA Communications Corp., Class A*	3,400	79,220
Sprint Nextel Corp.*	19,400	69,258
Syniverse Holdings, Inc.*	700	11,032
Telephone & Data Systems, Inc.	1,800	47,718
Telephone & Data Systems, Inc., Special Shares	1,400	33,110
United States Cellular Corp.*	1,300	43,342
		1,113,352

TOTAL COMMON STOCKS
(Identified Cost $280,277,007)		252,394,105

RIGHTS & WARRANTS — 0.0%
Hotels, Restaurants & Leisure — 0.0%
Krispy Kreme Doughnuts, Inc., expires 3/2/2012*	73	1

TOTAL RIGHTS & WARRANTS
(Identified Cost $—)		1

MUTUAL FUNDS — 3.6%
Other — 3.6%
DFA U.S. MicroCap Portfololio	1,348,807	9,387,695

TOTAL MUTUAL FUNDS
(Identified Cost $16,160,149)		9,387,695

SHORT-TERM INVESTMENTS — 1.0%
Other — 1.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	2,808,002	2,808,002
		2,808,003
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,808,003)		2,808,003

Total Investments — 100.8%
(Identified Cost $299,245,159)#		264,589,804

Liabilities, Less Cash and Other Assets — (0.8%)		(2,184,704)
Net Assets — 100.0%		$262,405,100
____________________

*	Non-income producing security.
#	At March 31, 2009 the aggregate cost of investment securities for income tax purposes was $299,245,159. Net unrealized depreciation aggregated $34,655,355 of which $38,524,870 related to appreciated investment securities and $73,180,225 related to depreciated investment securities.

SA U.S. Market Fund

March 31, 2009
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Non - Cyclical	25.5%
Financials	14.4%
Energy	12.3%
Technology	11.0%
Cyclical	10.7%
Industrials	9.2%
Communications	8.2%
Utilities	3.8%
Basic Materials	3.1%
Diversified	1.8%
Tota1	100.0%

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2009 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 99.5%
Aerospace & Defense — 1.5%
Northrop Grumman Corp.	55,064	$2,402,993

Air Freight & Logistics — 0.7%
FedEx Corp.	26,523	1,180,008

Airlines — 0.5%
Southwest Airlines Co.	124,600	788,718

Auto Components — 0.5%
Goodyear Tire & Rubber Co.(The)*	16,087	100,705
Johnson Controls, Inc.	61,538	738,456
		839,161
Beverages — 1.1%
Constellation Brands, Inc., Class A*	19,834	236,025
Dr Pepper Snapple Group, Inc.*	17,500	295,925
Molson Coors Brewing Co., Class B	26,600	911,848
PepsiAmericas, Inc.	17,600	303,600
		1,747,398
Building Products — 0.2%
Masco Corp.	40,941	285,768
Owens Corning*	660	5,967
		291,735
Capital Markets — 4.3%
Bank of New York Mellon Corp.	85,002	2,401,306
BlackRock, Inc.	8,880	1,154,755
Goldman Sachs Group Inc/The	7,380	782,428
Invesco Ltd.	24,830	344,144
Legg Mason, Inc.	8,600	136,740
Morgan Stanley	88,109	2,006,242
Raymond James Financial, Inc.	1,113	21,926
		6,847,541
Chemicals — 0.7%
Dow Chemical Co.	126,417	1,065,695
Lubrizol Corp.	1,353	46,016
Valspar Corp.	3,400	67,898
		1,179,609
Commercial Banks — 2.6%
Associated Banc-Corp	12,900	199,176
BB&T Corp.	16,686	282,327
BOK Financial Corp.	700	24,185
Comerica, Inc.	14,429	264,195
KeyCorp	33,500	263,645
M&T Bank Corp.	11,254	509,131
Marshall & Ilsley Corp.	21,523	121,175
PNC Financial Services Group, Inc.	15,978	467,996
Regions Financial Corp.	9,335	39,767
SunTrust Banks, Inc.	33,360	391,646
Wells Fargo & Co.	104,800	1,492,352
		4,055,595
Commercial Services & Supplies — 0.2%
R.R. Donnelley & Sons Co.	31,877	233,658

Communications Equipment — 0.8%
Motorola, Inc.	299,152	1,265,413

Computers & Peripherals — 0.4%
SanDisk Corp.*	16,700	211,255
Sun Microsystems, Inc.*	55,100	403,332
		614,587
Construction & Engineering — 0.3%
KBR, Inc.	11,738	162,102
URS Corp.*	6,200	250,542
		412,644
Consumer Finance — 0.6%
Capital One Financial Corp.	54,263	664,179
Discover Financial Services	48,934	308,774
		972,953
Diversified Financial Services — 6.2%
Bank of America Corp.	368,712	2,514,616
Citigroup, Inc.	66,118	167,279
CME Group, Inc.	2,844	700,733
JPMorgan Chase & Co.	233,438	6,204,782
Leucadia National Corp.*	2,835	42,213
NYSE Euronext	16,017	286,704
		9,916,327
Diversified Telecommunication Services — 8.9%
AT&T, Inc.	271,582	6,843,866
CenturyTel, Inc.	10,600	298,072
Verizon Communications, Inc.	229,803	6,940,051
		14,081,989
Electronic Equipment, Instruments & Components — 1.1%
Arrow Electronics, Inc.*	20,100	383,106
Avnet, Inc.*	25,300	443,003
Ingram Micro, Inc., Class A*	27,760	350,886
Tyco Electronics Ltd.	49,220	543,389
		1,720,384
Energy Equipment & Services — 0.6%
BJ Services Co.	7,600	75,620
ENSCO International, Inc.	10,500	277,200
Helmerich & Payne, Inc.	570	12,979
Patterson-UTI Energy, Inc.	8,400	75,264
Pride International, Inc.*	9,007	161,946
Rowan Cos, Inc.	6,000	71,820
Tidewater, Inc.	8,682	322,362
		997,191
Food & Staples Retailing — 2.8%
CVS Caremark Corp.	144,075	3,960,622
SUPERVALU, Inc.	32,652	466,270
		4,426,892
Food Products — 2.6%
Archer-Daniels-Midland Co.	49,396	1,372,221
Bunge Ltd.	2,500	141,625
ConAgra Foods, Inc.	8,095	136,562
Corn Products International, Inc.	12,600	267,120
Kraft Foods, Inc., Class A	73,892	1,647,053
Ralcorp Holdings, Inc.*	1,500	80,820
Tyson Foods, Inc., Class A	53,307	500,553
		4,145,954
Health Care Equipment & Supplies — 0.7%
Boston Scientific Corp.*	96,374	766,173
Hologic, Inc.*	19,000	248,710

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Teleflex, Inc.	1,500	$58,635
		1,073,518
Health Care Providers & Services — 2.4%
Humana, Inc.*	12,500	326,000
Omnicare, Inc.	15,300	374,697
WellPoint, Inc.*	83,907	3,185,949
		3,886,646
Hotels, Restaurants & Leisure — 1.2%
Carnival Corp.	82,444	1,780,790
Royal Caribbean Cruises Ltd.	11,100	88,911
		1,869,701
Household Durables — 1.1%
Fortune Brands, Inc.	16,667	409,175
Leggett & Platt, Inc.	19,573	254,253
Mohawk Industries, Inc.*	11,900	355,453
Toll Brothers, Inc.*	26,700	484,872
Whirlpool Corp.	5,640	166,888
		1,670,641
Independent Power Producers & Energy Traders — 0.1%
AES Corp/The*	20,990	121,952
Mirant Corp.*	5,600	63,840
		185,792
Industrial Conglomerates — 2.9%
General Electric Co.	445,100	4,499,961
Tyco International Ltd.	9,246	180,852
		4,680,813
Insurance — 14.0%
Alleghany Corp.*	1,541	417,409
Allstate Corp.	90,300	1,729,245
American Financial Group, Inc.	20,042	321,674
American National Insurance Co.	4,592	240,667
Arch Capital Group Ltd.*	1,500	80,790
Aspen Insurance Holdings Ltd.	6,281	141,071
Axis Capital Holdings Ltd.	3,163	71,294
Chubb Corp.	57,000	2,412,240
Cincinnati Financial Corp.	28,156	643,928
CNA Financial Corp.	46,852	429,164
Everest Re Group Ltd.	4,568	323,414
Fidelity National Title Group Inc., Class A	40,067	781,707
First American Corp. (The)	17,600	466,576
Hanover Insurance Group, Inc.	8,904	256,613
Hartford Financial Services Group, Inc.	47,800	375,230
HCC Insurance Holdings, Inc.	9,168	230,942
Lincoln National Corp.	43,200	289,008
Loews Corp.	73,279	1,619,466
Markel Corp.*	122	34,633
Mercury General Corp.	3,750	111,375
MetLife, Inc.	138,183	3,146,427
Odyssey Re Holdings Corp.	11,400	432,402
Old Republic International Corp.	42,075	455,252
PartnerRe Ltd.	1,500	93,105
Principal Financial Group, Inc.	45,222	369,916
Prudential Financial, Inc.	73,000	1,388,460
Reinsurance Group of America, Inc.	12,042	390,040
Transatlantic Holdings, Inc.	7,500	267,525
Travelers Companies, Inc. (The)	104,285	4,238,143
UnumProvident Corp.	16,356	204,450
Wesco Financial Corp.	1,285	354,660
		22,316,826
Internet & Catalog Retail — 0.4%
Expedia, Inc.*	44,049	399,965
Liberty Media Corp. - Interactive, Class A*	97,737	283,437
		683,402
Internet Software & Services — 0.2%
IAC/InterActiveCorp*	23,734	361,469

IT Services — 0.8%
Computer Sciences Corp.*	27,061	996,927
Fidelity National Information Services, Inc.	18,325	333,515
		1,330,442
Life Sciences Tools & Services — 0.4%
PerkinElmer, Inc.	15,600	199,212
Thermo Fisher Scientific, Inc.*	12,500	445,875
		645,087
Machinery — 0.4%
Eaton Corp.	5,526	203,689
Ingersoll-Rand Co. Ltd., Class A	23,600	325,680
Pentair, Inc.	7,369	159,686
		689,055
Media — 12.0%
Ascent Media Corp., Class A*	2,215	55,375
CBS Corp.	8,700	34,104
CBS Corp., Class B	108,195	415,469
Comcast Corp., Class A	356,823	4,867,066
Comcast Corp., Class A Special	97,750	1,258,042
Discovery Communications, Inc., Class A*	22,150	354,843
Discovery Communications, Inc., Class C*	22,150	324,498
Liberty Global, Inc., Series A*	18,605	270,889
Liberty Global, Inc., Series C*	23,075	326,050
Liberty Media Corp. - Entertainment, Series A*	85,352	1,702,772
News Corp., Class A	136,108	901,035
News Corp., Class B	49,926	384,430
Time Warner Cable, Inc.	63,359	1,571,303
Time Warner, Inc.	201,266	3,884,434
Walt Disney Co.	135,782	2,465,801
Washington Post Co/The	774	276,395
		19,092,506
Metals & Mining — 0.2%
Alcoa, Inc.	22,642	166,192
Allegheny Technologies, Inc.	2,394	52,501
Reliance Steel & Aluminum Co.	2,900	76,357
		295,050
Multiline Retail — 1.2%
J.C. Penney Co., Inc.	26,756	536,993
Macy's, Inc.	70,866	630,707
Sears Holdings Corp.*	14,396	658,041
		1,825,741
Office Electronics — 0.4%
Xerox Corp.	120,471	548,143

Oil, Gas & Consumable Fuels — 14.1%
Anadarko Petroleum Corp.	77,464	3,012,575
Apache Corp.	48,841	3,130,219

	SHARES	VALUE
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Cabot Oil & Gas Corp.	7,800	$183,846
Chesapeake Energy Corp.	89,349	1,524,294
Cimarex Energy Co.	10,800	198,504
ConocoPhillips	147,474	5,775,082
Devon Energy Corp.	56,000	2,502,640
Marathon Oil Corp.	89,413	2,350,668
Newfield Exploration Co.*	16,600	376,820
Noble Energy, Inc.	12,000	646,560
PetroHawk Energy Corp.*	18,700	359,601
Pioneer Natural Resources Co.	19,476	320,770
Plains Exploration & Production Co.*	2,597	44,746
Sunoco, Inc.	4,500	119,160
Tesoro Corp.	10,200	137,394
Valero Energy Corp.	49,048	877,959
Whiting Petroleum Corp.*	1,900	49,115
XTO Energy, Inc.	26,400	808,368
		22,418,321
Paper & Forest Products — 1.1%
Domtar Corp.*	49,112	46,656
International Paper Co.	56,829	400,076
MeadWestvaco Corp.	28,813	345,468
Weyerhaeuser Co.	35,624	982,154
		1,774,354
Pharmaceuticals — 0.6%
King Pharmaceuticals, Inc.*	41,500	293,405
Watson Pharmaceuticals, Inc.*	19,800	615,978
		909,383
Road & Rail — 7.1%
Burlington Northern Santa Fe Corp.	57,200	3,440,580
CSX Corp.	69,605	1,799,289
Kansas City Southern*	1,390	17,667
Norfolk Southern Corp.	63,500	2,143,125
Ryder System, Inc.	9,700	274,607
Union Pacific Corp.	87,200	3,584,792
		11,260,060
Semiconductors & Semiconductor Equipment — 0.3%
Micron Technology, Inc.*	133,000	539,980

Software — 0.0%
Macrovision Solutions Corp.*	2,600	46,254

Specialty Retail — 0.0%
AutoNation, Inc.*	4,500	62,460

Thrifts & Mortgage Finance — 0.4%
New York Community Bancorp, Inc.	58,100	648,977

Wireless Telecommunication Services — 0.9%
Sprint Nextel Corp.*	212,124	757,283
Telephone & Data Systems, Inc.	8,400	222,684
Telephone & Data Systems, Inc., Special Shares	9,400	222,310
United States Cellular Corp.*	5,500	183,370
		1,385,647

TOTAL COMMON STOCKS
(Identified Cost $234,931,029)		158,321,018

SHORT-TERM INVESTMENTS — 0.8%
Other — 0.8%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,208,001	1,208,001
		1,208,002

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,208,002)		1,208,002

Total Investments — 100.3%
(Identified Cost $236,139,031)#		159,529,020

Liabilities, Less Cash and Other Assets — (0.3%)		(431,102)
Net Assets — 100.0%		$159,097,918
____________________

*	Non-income producing security.
#

At March 31, 2009 the aggregate cost of investment securities for income tax purposes was $236,139,031. Net unrealized depreciation aggregated $76,610,011 of which $11,044,395 related to appreciated investment securities and $87,654,406 related to depreciated investment securities.

SA U.S. Value Fund

March 31, 2009
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Financials	28.8%
Communications	22.1%
Industrials	16.0%
Energy	14.7%
Non - Cyclical	7.5%
Cyclical	6.5%
Basic Materials	2.0%
Technology	1.8%
Diversified	0.5%
Utilities	0.1%
Total	100.0%

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2009 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 99.4%
Aerospace & Defense — 1.9%
AAR Corp.(a)*	9,000	$112,860
Aerovironment, Inc.(a)*	2,600	54,340
Allied Defense Group, Inc/The(a)*	1,000	3,940
American Science & Engineering, Inc.	2,000	111,600
Applied Signal Technology, Inc.	3,400	68,782
Argon ST, Inc.*	7,700	146,069
Arotech Corp.(a)*	2,757	2,150
Axsys Technologies, Inc.*	2,200	92,488
Ceradyne, Inc.*	5,525	100,168
CPI Aerostructures, Inc.*	1,342	8,991
Cubic Corp.	6,700	169,711
Curtiss-Wright Corp.	7,275	204,064
Ducommun, Inc.	2,055	29,880
DynCorp International, Inc., Class A*	7,400	98,642
Esterline Technologies Corp.*	6,500	131,235
GenCorp, Inc.(a)*	13,000	27,560
HEICO Corp.(a)	2,339	56,838
HEICO Corp., Class A	3,120	64,366
Herley Industries, Inc.(a)*	2,700	32,292
Hexcel Corp.*	15,900	104,463
HI Shear Technology Corp.(a)	1,500	9,225
Innovative Solutions & Support, Inc.	4,950	20,939
Kratos Defense & Security Solutions, Inc.*	21,599	16,847
Ladish Co., Inc.*	2,600	18,876
LMI Aerospace, Inc.*	2,400	17,376
Moog, Inc., Class A*	6,900	157,803
Orbital Sciences Corp.*	13,200	156,948
Sparton Corp.*	500	790
Stanley, Inc.(a)*	3,290	83,533
Sypris Solutions, Inc.	4,000	3,960
Taser International, Inc.(a)*	14,900	69,732
Teledyne Technologies, Inc.*	8,099	216,081
Triumph Group, Inc.(a)	3,700	141,340
		2,533,889
Air Freight & Logistics — 0.3%
Atlas Air Worldwide Holdings, Inc.*	4,900	85,015
Dynamex, Inc.*	2,200	28,776
Forward Air Corp.(a)	6,430	104,359
HUB Group, Inc., Class A*	8,300	141,100
Pacer International, Inc.	4,200	14,700
Park-Ohio Holdings Corp.*	2,900	9,454
		383,404
Airlines — 0.7%
Airtran Holdings, Inc.(a)*	28,350	128,992
Alaska Air Group, Inc.*	9,700	170,429
Allegiant Travel Co.(a)*	2,600	118,196
ATA Holdings Corp.(b),(c)	600	0
ExpressJet Holdings, Inc.*	1,400	1,512
Hawaiian Holdings, Inc.*	11,300	42,149
JetBlue Airways Corp.*	28,210	102,966
Pinnacle Airlines Corp.*	5,350	7,437
Republic Airways Holdings, Inc.*	9,900	64,152
Skywest, Inc.	14,100	175,404
UAL Corp.(a)*	15,600	69,888
US Airways Group, Inc.(a)*	15,950	40,354
		921,479
Auto Components — 0.5%
American Axle & Manufacturing Holdings, Inc.(a)	12,200	16,104
Amerigon, Inc.(a)*	5,000	18,500
ArvinMeritor, Inc.	16,600	13,114
Cooper Tire & Rubber Co.(a)	13,300	53,732
Dorman Products, Inc.*	3,350	31,255
Drew Industries, Inc.(a)*	4,800	41,664
Enova Systems, Inc.*	2,300	2,231
Exide Technologies*	17,000	51,000
Fuel Systems Solutions, Inc.(a)*	4,600	62,008
Gentex Corp.(a)	19,600	195,216
Hawk Corp., Class A*	2,072	23,932
Lear Corp.*	12,500	9,375
Modine Manufacturing Co.	7,400	18,500
Noble International Ltd.(a)	5,200	993
Quantum Fuel Systems Technologies Worldwide, Inc.(a)*	10,200	8,160
Shiloh Industries, Inc.*	3,600	7,380
Spartan Motors, Inc.(a)	6,900	27,738
Standard Motor Products, Inc.	3,600	9,900
Stoneridge, Inc.*	4,600	9,706
Strattec Security Corp.	700	5,838
Superior Industries International, Inc.(a)	5,600	66,360
Tenneco, Inc.*	10,500	17,115
TRW Automotive Holdings Corp.*	1,200	3,864
Visteon Corp.(a)*	22,565	2,821
Williams Controls, Inc.*	1,500	7,500
		704,006
Automobiles — 0.2%
Coachmen Industries, Inc.(a)*	3,000	1,950
Thor Industries, Inc.(a)	13,400	209,308
Winnebago Industries(a)	6,500	34,515
		245,773
Beverages — 0.1%
Boston Beer Co., Inc., Class A(a)*	2,400	50,064
Craft Brewers Alliance, Inc.(a)*	1,056	1,225
MGP Ingredients, Inc.*	3,100	2,294
National Beverage Corp.*	10,920	100,136
		153,719
Biotechnology — 4.3%
Acadia Pharmaceuticals, Inc.(a)*	8,300	7,885
Achillion Pharmaceuticals, Inc.*	200	314
Acorda Therapeutics, Inc.(a)*	5,700	112,917
Affymax, Inc.(a)*	3,985	64,198
Alkermes, Inc.*	19,225	233,199
Allos Therapeutics, Inc.(a)*	20,200	124,836
Alnylam Pharmaceuticals, Inc.(a)*	8,900	169,456
Amicus Therapeutics, Inc.(a)*	1,713	15,640
Anadys Pharmaceuticals, Inc.*	4,500	30,555
Antigenics, Inc.(a)*	11,500	5,635
Arena Pharmaceuticals, Inc.(a)*	14,700	44,247
Ariad Pharmaceuticals, Inc.(a)*	15,950	18,981
Arqule, Inc.(a)*	10,250	42,435
Array Biopharma, Inc.(a)*	11,866	31,326
BioCryst Pharmaceuticals, Inc.*	8,600	18,834
BioMarin Pharmaceutical, Inc.(a)*	10,800	133,380
Biosante Pharmaceuticals, Inc.(a)*	6,696	8,906
BioSphere Medical, Inc.(a)*	4,000	8,000
Celera Corp.*	58,382	445,455
Celldex Therapeutics, Inc.*	1,291	8,404
Cepheid, Inc.(a)*	13,000	89,700
Cleveland Biolabs, Inc.(a)*	1,100	2,816
Cubist Pharmaceuticals, Inc.*	13,200	215,952
Curis, Inc.(a)*	8,200	11,316
CV Therapeutics, Inc.*	14,200	282,296

	SHARES	VALUE
COMMON STOCKS (Continued)
Biotechnology (Continued)
Cytokinetics, Inc.*	13,046	$22,178
Cytori Therapeutics, Inc.(a)*	5,200	8,944
Dendreon Corp.(a)*	20,300	85,260
Dusa Pharmaceuticals, Inc.(a)*	2,809	3,596
Dyax Corp.(a)*	28,500	71,535
Dynavax Technologies Corp.(a)*	9,900	6,336
Emergent Biosolutions, Inc.*	4,300	58,093
Enzon Pharmaceuticals, Inc.(a)*	10,100	61,307
EPIX Pharmaceuticals, Inc.*	1	1
Facet Biotech Corp.*	3,980	37,810
Genomic Health, Inc.*	6,600	160,908
Geron Corp.(a)*	17,500	78,225
GTx, Inc.(a)*	4,385	46,393
Halozyme Therapeutics, Inc.(a)*	16,500	90,090
Human Genome Sciences, Inc.(a)*	27,500	22,825
Icagen, Inc.*	300	123
Idenix Pharmaceuticals, Inc.(a)*	13,500	41,580
Idera Pharmaceuticals, Inc.(a)*	4,700	30,409
IDM Pharma, Inc.(a)*	4,300	7,783
Immunogen, Inc.(a)*	13,662	97,000
Immunomedics, Inc.*	16,908	16,232
Incyte Corp., Ltd.(a)*	21,900	51,246
Infinity Pharmaceuticals, Inc.(a)*	6,050	49,731
InterMune, Inc.(a)*	7,926	130,303
Isis Pharmaceuticals, Inc.(a)*	20,900	313,709
Lexicon Pharmaceuticals, Inc.(a)*	36,298	39,565
Ligand Pharmaceuticals, Inc., Class B(a)*	23,777	70,855
Luna Innovations, Inc.(a)*	1,600	1,648
MannKind Corp.(a)*	24,256	84,411
Martek Biosciences Corp.	11,900	217,175
Maxygen, Inc.(a)*	7,930	53,924
Medarex, Inc.*	28,600	146,718
Metabasis Therapeutics, Inc.*	8,450	6,000
Metabolix, Inc.(a)*	3,200	21,824
Micromet, Inc.(a)*	6,866	21,697
Molecular Insight Pharmaceuticals, Inc.(a)*	2,700	9,612
Momenta Pharmaceuticals, Inc.*	5,500	60,555
Nabi Biopharmaceuticals(a)*	28,400	105,080
Nanosphere, Inc.*	2,334	11,600
Neurocrine Biosciences, Inc.*	10,600	37,630
Novavax, Inc.(a)*	16,174	16,497
NPS Pharmaceuticals, Inc.*	14,327	60,173
OncoGenex Pharmaceutical, Inc.*	15	69
Orchid Cellmark, Inc.(a)*	9,850	6,107
Orexigen Therapeutics, Inc.(a)*	1,964	5,126
Oscient Pharmaceuticals Corp.*	1	0
Osiris Therapeutics, Inc.(a)*	4,502	62,128
OXiGENE, Inc.*	6,800	4,624
PDL BioPharma, Inc.	19,900	140,892
Pharmasset, Inc.*	2,366	23,210
Poniard Pharmaceuticals, Inc.(a)*	2,900	6,206
Progenics Pharmaceuticals, Inc.(a)*	6,500	42,835
Regeneron Pharmaceuticals, Inc.*	21,900	303,534
ReGeneRx Biopharmaceuticals, Inc.*	10,200	5,100
Repligen Corp.*	7,000	33,530
Rigel Pharmaceuticals, Inc.(a)*	7,450	45,743
Sangamo Biosciences, Inc.(a)*	9,250	39,127
Savient Pharmaceuticals, Inc.(a)*	12,400	61,380
Sciclone Pharmaceuticals, Inc.(a)*	15,200	18,544
Seattle Genetics, Inc.(a)*	18,605	183,445
Senesco Technologies, Inc.*	89	42
Senomyx, Inc.(a)*	7,000	11,130
StemCells, Inc.(a)*	17,100	28,557
Synta Pharmaceuticals Corp.(a)*	3,802	8,136
Targacept, Inc.*	3,194	8,560
Theravance, Inc.(a)*	6,200	105,400
TorreyPines Therapeutics, Inc.*	2,400	408
Transcept Pharmaceuticals, Inc.*	700	2,072
Trimeris, Inc.(a)	6,213	10,873
Vical, Inc.(a)*	9,000	17,280
Zymogenetics, Inc.(a)*	15,500	61,845
		5,819,167
Building Products — 0.7%
AAON, Inc.(a)	3,900	70,668
American Woodmark Corp.	3,200	56,192
Ameron International Corp.	2,000	105,320
Apogee Enterprises, Inc.	6,300	69,174
Armstrong World Industries, Inc.*	4,600	50,646
Builders FirstSource, Inc.(a)*	8,500	17,170
Gibraltar Industries, Inc.(a)	6,800	32,096
Griffon Corp.*	10,868	81,510
Insteel Industries, Inc.	4,000	27,840
NCI Building Systems, Inc.(a)*	4,400	9,768
PGT, Inc.*	2,625	3,649
Quanex Building Products Corp.	7,625	57,950
Simpson Manufacturing Co., Inc.(a)	11,100	200,022
Trex Co., Inc.*	2,700	20,601
U.S. Home Systems, Inc.*	1,100	2,200
Universal Forest Products, Inc.(a)	4,200	111,762
		916,568
Capital Markets — 1.3%
BGC Partners, Inc., Class A(a)	11,000	24,310
Broadpoint Securities Group, Inc.(a)*	11,247	37,115
Cohen & Steers, Inc.(a)	9,400	104,904
Cowen Group, Inc.(a)*	2,900	14,123
E*Trade Financial Corp.(a)*	62,600	80,128
Evercore Partners, Inc.(a)	1,000	15,450
FCStone Group, Inc.(a)*	3,300	7,524
Firstcity Financial Corp.*	2,100	3,885
GAMCO Investors, Inc., Class A(a)	1,700	55,505
Harris & Harris Group, Inc.(a)*	7,000	25,900
HFF, Inc., Class A*	1,200	2,400
International Assets Holding Corp.*	1,000	10,190
Investment Technology Group, Inc.*	9,700	247,544
JMP Group, Inc.(a)	2,027	9,750
KBW, Inc.(a)*	4,700	95,645
LaBranche & Co., Inc.*	8,500	31,790
MCG Capital Corp.	13,145	16,826
optionsXpress Holdings, Inc.	14,500	164,865
Penson Worldwide, Inc.(a)*	2,800	18,004
Piper Jaffray Cos.*	3,100	79,949
Riskmetrics Group, Inc.(a)*	6,790	97,029
SANDERS MORRIS HARRIS GROUP, Inc.	5,700	22,230
Stifel Financial Corp.(a)*	5,347	231,579
SWS Group, Inc.	5,901	91,642
Thinkorswim Group, Inc.(a)*	15,000	129,600
Thomas Weisel Partners Group, Inc.*	5,200	18,616
TradeStation Group, Inc.*	9,706	64,060
Virtus Investment Partners, Inc.*	905	5,891
Waddell & Reed Financial, Inc., Class A	4,200	75,894
Westwood Holdings Group, Inc.(a)	258	10,085
		1,792,433
Chemicals — 2.0%
A. Schulman, Inc.	5,300	71,815

	SHARES	VALUE
COMMON STOCKS (Continued)
Chemicals (Continued)
American Pacific Corp.(a)*	1,000	$5,180
American Vanguard Corp.(a)	6,233	80,406
Arch Chemicals, Inc.	5,600	106,176
Balchem Corp.	4,350	109,315
Cabot Corp.	8,400	88,284
Calgon Carbon Corp.(a)*	9,200	130,364
Core Molding Technologies, Inc.*	1,500	2,100
Ferro Corp.(a)	9,900	14,157
Flotek Industries, Inc.(a)*	4,400	6,908
GenTek, Inc.(a)*	2,600	45,474
Georgia Gulf Corp.(a)	7,800	5,538
H.B. Fuller Co.	10,900	141,700
Hawkins, Inc.	1,200	18,516
ICO, Inc.*	6,200	12,772
Innophos Holdings, Inc.	2,500	28,200
KMG Chemicals, Inc.	2,500	12,650
Koppers Holdings, Inc.	4,400	63,888
Kronos Worldwide, Inc.(a)	11,107	85,413
Landec Corp.(a)*	8,100	45,117
LSB Industries, Inc.(a)*	4,300	42,527
Material Sciences Corp.*	2,900	1,566
Minerals Technologies, Inc.	4,400	141,020
Nanophase Technologies Corp.(a)*	4,200	3,780
NewMarket Corp.(a)	3,400	150,620
NL Industries, Inc.(a)	11,700	117,000
Olin Corp.	17,277	246,543
OM Group, Inc.(a)*	6,900	133,308
Penford Corp.(a)	1,600	5,808
PolyOne Corp.*	20,800	48,048
Quaker Chemical Corp.	2,260	17,944
Sensient Technologies Corp.	11,300	265,550
Spartech Corp.	6,900	16,974
Stepan Co.	1,700	46,410
Valhi, Inc.(a)	2,699	25,317
W.R. Grace & Co.(a)*	16,200	102,384
Westlake Chemical Corp.(a)	15,100	220,913
Zep, Inc.(a)	1,600	16,368
Zoltek Cos., Inc.(a)*	7,800	53,118
		2,729,171
Commercial Banks — 7.3%
1st Source Corp.	5,867	105,899
Amcore Financial, Inc.(a)	4,556	7,290
AmericanWest Bancorp*	3,866	4,639
Ameris Bancorp(a)	3,229	15,209
AmeriServ Financial, Inc.(a)	4,400	7,304
Arrow Financial Corp.(a)	2,330	55,198
Bancfirst Corp.	3,000	109,200
Bancorp, Inc.*	2,600	10,972
BancTrust Financial Group, Inc.(a)	3,390	21,459
Bank of Florida Corp.(a)*	3,000	11,280
Bank of Granite Corp.	3,446	5,893
Bank of the Ozarks, Inc.(a)	4,000	92,320
Banner Corp.(a)	3,860	11,233
Boston Private Financial Holdings, Inc.(a)	8,800	30,888
Cadence Financial Corp.(a)	2,400	10,608
Camden National Corp.	2,000	45,700
Capital City Bank Group, Inc.(a)	1,900	21,774
Capitol Bancorp Ltd.(a)	3,700	15,355
Cardinal Financial Corp(a)	6,692	38,412
Cascade Financial Corp.(a)	2,077	5,193
Cathay General Bancorp.(a)	12,318	128,477
Center Bancorp, Inc.	2,835	20,469
Center Financial Corp.(a)	3,600	10,152
Central Pacific Financial Corp.(a)	7,100	39,760
Chemical Financial Corp.(a)	5,050	105,090
Citizens Republic Bancorp, Inc.(a)*	17,060	26,443
City Holding Co.(a)	6,502	177,440
CoBiz Financial, Inc.(a)	6,875	36,094
Colony Bankcorp, Inc.(a)	1,100	7,029
Columbia Banking System, Inc.(a)	4,083	26,131
Community Bancorp.(a)*	1,200	2,340
Community Bank System, Inc.(a)	6,300	105,525
Community Trust Bancorp, Inc.	4,498	120,321
CVB Financial Corp.(a)	21,055	139,595
Dearborn Bancorp, Inc.*	1,050	1,911
East West Bancorp, Inc.	8,900	40,673
Encore Bancshares, Inc.*	500	4,435
Enterprise Financial Services Corp.(a)	2,856	27,875
Financial Institutions, Inc.	1,700	12,954
First Bancorp(a)	10,100	43,026
First Bancorp.(a)	3,400	40,698
First Busey Corp., Class A(a)	12,676	98,366
First Citizens BancShares, Inc.	200	26,360
First Commonwealth Financial Corp.(a)	18,400	163,208
First Community Bancshares, Inc.(a)	2,661	31,054
First Financial Bancorp	8,665	82,577
First Financial Bankshares, Inc.(a)	4,735	228,085
First Financial Corp.(a)	3,200	118,080
First Mariner Bancorp, Inc.(a)*	100	66
First Merchants Corp.	3,877	41,833
First Midwest Bancorp, Inc.(a)	11,400	97,926
First Regional Bancorp.(a)*	2,700	4,347
First Security Group, Inc.	2,000	6,740
First South Bancorp, Inc.(a)	1,100	11,682
First State Bancorp(a)	4,900	6,909
FirstMerit Corp.	8,790	159,978
FNB Corp.(a)	19,532	149,810
FNB United Corp.	2,073	5,193
Frontier Financial Corp.(a)	10,899	11,989
Fulton Financial Corp.(a)	19,230	127,495
German American Bancorp, Inc.	2,400	28,680
Glacier Bancorp, Inc.(a)	12,072	189,651
Great Southern Bancorp, Inc.(a)	3,025	42,380
Green Bankshares, Inc.(a)	2,220	19,536
Guaranty Bancorp*	11,800	20,650
Hampden Bancorp, Inc.	300	2,807
Hampton Roads Bankshares, Inc.(a)	2,348	18,291
Hancock Holding Co.(a)	7,700	240,856
Hanmi Financial Corp.	9,300	12,090
Harleysville National Corp.(a)	10,525	63,781
Heartland Financial USA, Inc.(a)	5,400	73,116
Heritage Commerce Corp.(a)	3,188	16,737
Home Bancshares, Inc.(a)	4,427	88,407
Horizon Financial Corp.(a)	2,725	4,878
Iberiabank Corp.(a)	2,875	132,077
Independent Bank Corp.(a)	4,683	10,958
Independent Bank Corp.(a)	3,182	46,934
Integra Bank Corp.	4,000	7,560
International Bancshares Corp.(a)	13,920	108,576
Intervest Bancshares Corp.	1,400	3,010
Investors Bancorp, Inc.(a)*	26,500	224,455
Irwin Financial Corp.(a)*	6,200	12,090
Lakeland Bancorp, Inc.(a)	5,276	42,366
Lakeland Financial Corp.(a)	2,500	47,975
Macatawa Bank Corp.(a)	3,307	12,236
MainSource Financial Group, Inc.(a)	4,530	36,421
MB Financial, Inc.	8,840	120,224

	SHARES	VALUE
COMMON STOCKS (Continued)
Commercial Banks (Continued)
MBT Financial Corp.(a)	7,300	$13,505
Mercantile Bank Corp.	1,265	6,793
Midsouth Bancorp, Inc.	2,100	21,504
Midwest Banc Holdings, Inc.(a)	6,400	6,464
Nara Bancorp, Inc.(a)	5,900	17,346
National Penn Bancshares, Inc.(a)	18,159	150,720
NBT Bancorp, Inc.(a)	7,860	170,090
New Century Bancorp, Inc.(a)*	200	942
NewBridge Bancorp	1,200	2,532
Nexity Financial Corp.*	1,300	507
Northfield Bancorp, Inc.	4,289	46,879
Old National Bancorp(a)	18,700	208,879
Old Second Bancorp, Inc.(a)	2,868	18,212
Pacific Capital Bancorp NA(a)	11,066	74,917
Pacific Mercantile Bancorp*	2,500	8,825
Pacific Premier Bancorp, Inc.*	300	1,290
PacWest Bancorp(a)	6,200	88,846
Park National Corp.(a)	3,450	192,337
Patriot National Bancorp, Inc.(a)	500	1,490
Peapack Gladstone Financial Corp.	1,250	22,537
Pennsylvania Commerce Bancorp, Inc.(a)*	900	16,560
Peoples Bancorp, Inc.(a)	2,300	29,854
Pinnacle Financial Partners, Inc.(a)*	5,500	130,405
Preferred Bank.(a)	2,200	11,528
PrivateBancorp, Inc.(a)	5,300	76,638
Prosperity Bancshares, Inc.(a)	10,600	289,910
Provident Bankshares Corp.	7,240	51,042
Renasant Corp.	5,000	62,800
Republic Bancorp, Inc., Class A(a)	7,344	137,112
Republic First Bancorp, Inc.*	1,450	10,339
S&T Bancorp, Inc.(a)	6,000	127,260
S.Y. Bancorp, Inc.(a)	2,891	70,251
Sandy Spring Bancorp, Inc.(a)	6,300	70,308
SCBT Financial Corp.(a)	1,000	20,900
Seacoast Banking Corp. of Florida(a)	4,210	12,756
Security Bank Corp.(a)	4,228	1,649
Sierra Bancorp(a)	2,100	20,433
Signature Bank(a)*	7,100	200,433
Simmons First National Corp., Class A(a)	3,100	78,089
Smithtown Bancorp, Inc.(a)	3,500	39,480
South Financial Group, Inc/The(a)	17,500	19,250
Southern Community Financial Corp.	3,300	11,748
Southern Connecticut Bancorp, Inc.(a)*	200	1,070
Southside Bancshares, Inc.	2,868	54,205
Southwest Bancorp, Inc.	2,600	24,388
State Bancorp, Inc.	2,377	18,303
StellarOne Corp.(a)	2,301	27,405
Sterling Bancorp.	3,740	37,026
Sterling Bancshares, Inc.	18,300	119,682
Sterling Financial Corp.(a)	12,354	25,573
Suffolk Bancorp(a)	2,200	57,178
Sun American Bancorp*	1,560	1,076
Sun Bancorp, Inc*	5,004	25,971
Superior Bancorp(a)*	1,800	7,200
Susquehanna Bancshares, Inc.(a)	18,663	174,126
SVB Financial Group(a)*	7,900	158,079
Taylor Capital Group, Inc.(a)*	2,400	10,680
Temecula Valley Bancorp, Inc.(a)	1,800	810
Texas Capital Bancshares, Inc.*	6,000	67,560
TIB Financial Corp.(a)*	1,039	2,993
Tompkins Financial Corp.(a)	2,200	94,600
TowneBank	3,400	55,522
Trico Bancshares(a)	3,800	63,612
Trustmark Corp.(a)	13,700	251,806
UCBH Holdings, Inc.(a)	24,900	37,599
Umpqua Holdings Corp.(a)	12,242	110,913
Union Bankshares Corp.(a)	2,400	33,240
United Bankshares, Inc.(a)	10,300	177,572
United Community Banks, Inc.(a)	10,035	41,746
United Security Bancshares(a)	796	5,859
Univest Corp. of Pennsylvania	3,100	54,250
Virginia Commerce Bancorp*	5,786	21,929
Washington Banking Co.	1,600	10,880
Washington Trust Bancorp, Inc.	3,000	48,750
Webster Financial Corp.(a)	10,800	45,900
WesBanco, Inc.(a)	5,363	122,437
West Bancorporation, Inc.	5,350	39,857
West Coast Bancorp.(a)	2,947	6,542
Westamerica Bancorporation(a)	6,300	287,028
Western Alliance Bancorp(a)*	5,100	23,256
Whitney Holding Corp.(a)	14,375	164,594
Wilmington Trust Corp.	5,483	53,130
Wilshire Bancorp, Inc.(a)	6,600	34,056
Wintrust Financial Corp.	4,750	58,425
Yadkin Valley Financial Corp.(a)	1,400	10,430
		9,951,322
Commercial Services & Supplies — 2.7%
ABM Industries, Inc.(a)	11,398	186,927
ACCO Brands Corp.*	12,200	11,956
American Ecology Corp.	3,766	52,498
American Reprographics Co.*	10,300	36,462
Amrep Corp.*	1,500	23,550
APAC Customer Services, Inc.(a)*	11,000	37,400
ATC Technology Corp.*	4,100	45,920
Bowne & Co., Inc.	6,173	19,815
Brink's Co/The	6,400	169,344
Casella Waste Systems, Inc., Class A*	5,500	9,405
Ceco Environmental Corp.(a)*	3,800	11,210
Cenveo, Inc.(a)*	12,200	39,650
Champion Industries, Inc.	2,100	3,360
Clean Harbors, Inc.*	4,100	196,800
Comfort Systems USA, Inc.	8,930	92,604
Command Security Corp.*	4,300	13,889
Consolidated Graphics, Inc.*	2,500	31,800
Cornell Cos, Inc.(a)*	2,700	44,199
Courier Corp.	1,400	21,238
Deluxe Corp.	10,400	100,152
Document Security Systems, Inc.(a)*	3,392	5,563
EnerNOC, Inc.(a)*	1,800	26,172
Ennis, Inc.	5,800	51,388
Fuel Tech, Inc.(a)*	2,700	28,242
G&K Services, Inc., Class A	4,300	81,313
Geo Group, Inc/The*	10,400	137,800
GeoEye, Inc.(a)*	4,200	82,950
Healthcare Services Group, Inc.(a)	17,224	257,843
Herman Miller, Inc.	12,030	128,240
HNI Corp.(a)	10,000	104,000
ICT Group, Inc.*	3,000	16,710
Innerworkings, Inc.(a)*	6,306	26,927
Interface, Inc.	12,677	37,904
Intersections, Inc.*	4,100	21,853
Kimball International, Inc., Class B	4,900	32,144
Knoll, Inc.	11,450	70,189
M&F Worldwide Corp.(a)*	4,400	51,524
Mcgrath Rentcorp	5,300	83,528
Metalico, Inc.(a)*	4,200	7,140
Mine Safety Appliances Co.(a)	8,100	162,162

	SHARES	VALUE
COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
Mobile Mini, Inc.(a)*	7,820	$90,086
Multi-Color Corp.(a)	1,100	13,453
North American Galvanizing & Coating, Inc.*	6,399	19,325
PRG-Schultz International, Inc.*	2,600	7,384
Protection One, Inc.(a)*	5,134	16,378
Schawk, Inc.(a)	5,600	33,824
Standard Parking Corp.(a)*	4,000	65,600
Standard Register Co/The(a)	5,600	25,648
Steelcase, Inc., Class A(a)	10,444	52,324
Superior Uniform Group, Inc.	1,100	7,942
SYKES Enterprises, Inc.*	10,300	171,289
Team, Inc.*	4,200	49,224
Tetra Tech, Inc.*	14,800	301,624
TRC Cos, Inc.*	4,900	11,760
United Stationers, Inc.*	6,400	179,712
Versar, Inc.*	2,000	4,700
Viad Corp.	4,500	63,540
Virco Manufacturing(a)	2,494	7,183
Waste Services, Inc.*	4,200	17,976
WCA Waste Corp.*	7,300	12,045
		3,712,788
Communications Equipment — 3.2%
3Com Corp.(a)*	99,900	308,691
Acme Packet, Inc.*	6,600	40,062
ADC Telecommunications, Inc.(a)*	26,500	116,335
Adtran, Inc.	8,765	142,081
Airvana, Inc.(a)*	6,846	40,049
Anaren, Inc.*	3,900	42,666
Arris Group, Inc.*	27,627	203,611
Aruba Networks, Inc.(a)*	10,700	33,598
Avocent Corp.(a)*	11,801	143,264
Aware, Inc.(a)*	4,900	10,290
Bel Fuse, Inc., Class B	1,890	25,402
BigBand Networks, Inc.*	8,234	53,933
Black Box Corp.	3,700	87,357
Blue Coat Systems, Inc.*	8,700	104,487
Bookham, Inc.*	1	0
Ciena Corp.(a)*	7,200	56,016
Comtech Telecommunications Corp.*	5,325	131,900
DG FastChannel, Inc.(a)*	4,872	91,447
Digi International, Inc.*	7,600	58,292
EF Johnson Technologies, Inc.*	8,800	6,600
EMS Technologies, Inc.*	3,600	62,856
Emulex Corp.*	18,500	93,055
EndWave Corp.*	2,950	5,782
Extreme Networks*	19,900	30,248
Finisar Corp.(a)*	1	0
Globecomm Systems, Inc.*	4,150	24,028
Harmonic, Inc.*	21,425	139,262
Harris Stratex Networks, Inc.*	5,725	22,041
Hughes Communications, Inc.*	2,800	33,684
Infinera Corp.(a)*	7,800	57,720
InterDigital, Inc.(a)*	11,952	308,601
Ixia*	14,328	74,076
KVH Industries, Inc.*	3,300	16,368
Loral Space & Communications, Inc.(a)*	4,100	87,576
Netgear, Inc.*	7,961	95,930
Network Equipment Technologies, Inc.(a)*	5,600	19,824
Neutral Tandem, Inc.(a)*	2,900	71,369
Occam Networks, Inc.(a)*	2,266	5,960
Oplink Communications, Inc.*	4,200	32,340
Opnext, Inc.*	8,000	13,680
Optical Cable Corp.*	374	894
Orbcomm, Inc.(a)*	6,700	9,849
Palm, Inc.(a)*	22,196	191,330
Parkervision, Inc.(a)*	5,400	9,126
PC-Tel, Inc.	4,100	17,630
Performance Technologies, Inc.*	2,500	6,475
Plantronics, Inc.	11,000	132,770
Polycom, Inc.(a)*	6,700	103,113
Riverbed Technology, Inc.(a)*	10,000	130,800
SCM Microsystems, Inc.(a)*	3,000	7,650
Seachange International, Inc.*	7,100	40,612
ShoreTel, Inc.*	4,158	17,921
Sonus Networks, Inc.*	63,075	99,028
Starent Networks Corp.(a)*	6,300	99,603
Sycamore Networks, Inc.*	65,500	174,885
Symmetricom, Inc.*	21,384	74,844
Tekelec(a)*	14,900	197,127
Telular Corp.*	3,600	6,408
Tollgrade Communications, Inc.*	2,200	12,760
Utstarcom, Inc.(a)*	28,400	22,152
Viasat, Inc.*	6,400	133,248
		4,378,706
Computers & Peripherals — 1.1%
3PAR, Inc.*	6,464	42,468
ActivIdentity Corp.*	10,500	21,525
Adaptec, Inc.*	29,728	71,347
Astro-Med, Inc.	575	3,128
Avid Technology, Inc.(a)*	9,895	90,440
Concurrent Computer Corp.*	1,444	5,227
Cray, Inc.*	3,939	13,787
Data Domain, Inc.(a)*	4,800	60,336
Datalink Corp.*	2,300	6,647
Dataram Corp.*	1,799	2,267
Dot Hill Systems Corp.*	11,900	7,021
Electronics for Imaging, Inc.*	11,600	113,680
Hauppauge Digital, Inc.(a)*	2,400	2,832
Hutchinson Technology, Inc.(a)*	5,200	13,520
Hypercom Corp.*	18,300	17,568
Imation Corp.	6,900	52,785
Immersion Corp.(a)*	6,300	18,459
InFocus Corp.(a)*	8,400	5,032
Intermec, Inc.(a)*	13,900	144,560
Interphase Corp.*	1,200	3,600
Intevac, Inc.*	4,883	25,440
Isilon Systems, Inc.*	7,849	17,268
KEY Tronic Corp.*	1,700	1,615
LaserCard Corp.*	2,100	5,124
Novatel Wireless, Inc.*	6,800	38,216
Presstek, Inc.*	8,300	17,181
QLogic Corp.*	9,818	109,176
Qualstar Corp.	2,100	4,200
Rackable Systems, Inc.*	6,100	24,766
Rimage Corp.*	4,700	62,745
STEC, Inc.(a)*	10,200	75,174
Stratasys, Inc.(a)*	4,600	38,042
Synaptics, Inc.(a)*	13,601	363,963
Transact Technologies, Inc.*	1,515	3,924
Video Display Corp.(a)*	1,990	5,134
		1,488,197
Construction & Engineering — 0.7%
Argan, Inc.*	1,074	14,241
Dycom Industries, Inc.*	8,000	46,320

	SHARES	VALUE
COMMON STOCKS (Continued)
Construction & Engineering (Continued)
EMCOR Group, Inc.*	14,714	$252,640
Furmanite Corp.*	8,080	25,129
Great Lakes Dredge & Dock Corp.	8,100	24,381
Insituform Technologies, Inc., Class A*	5,400	84,456
Integrated Electrical Services, Inc.*	2,998	27,342
Layne Christensen Co.*	3,200	51,424
MasTec, Inc.*	15,259	184,481
Michael Baker Corp.*	1,300	33,800
Modtech Holdings, Inc.(a)*	1,500	3
Northwest Pipe Co.*	2,100	59,787
Orion Marine Group, Inc.(a)*	900	11,790
Perini Corp.(a)*	5,800	71,340
Pike Electric Corp.(a)*	7,600	70,300
Sterling Construction Co., Inc.(a)*	2,500	44,600
		1,002,034
Construction Materials — 0.4%
Eagle Materials, Inc.(a)	9,800	237,650
Headwaters, Inc.(a)*	9,300	29,202
Texas Industries, Inc.(a)	6,200	155,000
U.S. Concrete, Inc.(a)*	8,300	16,600
United States Lime & Minerals, Inc.(a)*	1,679	45,937
		484,389
Consumer Finance — 0.5%
Advance America Cash Advance Centers, Inc.	13,800	23,322
Advanta Corp., Class A	3,433	1,751
Advanta Corp., Class B	6,950	4,587
AmeriCredit Corp.(a)*	26,200	153,532
Cash America International, Inc.	6,500	101,790
CompuCredit Corp.(a)*	10,800	26,460
Consumer Portfolio Services, Inc.*	10,500	5,355
Dollar Financial Corp.(a)*	5,400	51,408
First Cash Financial Services, Inc.*	7,400	110,408
Nelnet, Inc., Class A*	9,000	79,560
QC Holdings, Inc.(a)	4,300	25,413
Rewards Network, Inc.*	9,400	32,900
Student Loan Corp/The	400	17,376
United PanAm Financial Corp.(a)*	3,692	5,353
World Acceptance Corp.(a)*	3,636	62,176
		701,391

Containers & Packaging — 0.4%
AEP Industries, Inc.(a)*	1,000	15,270
Bway Holding Co.*	2,400	18,936
Graphic Packaging Holding Co.(a)*	56,100	48,807
Myers Industries, Inc.	6,987	42,900
Northern Technologies International Corp.(a)*	800	5,712
Packaging Corp. of America	10,607	138,103
Rock-Tenn Co., Class A	9,600	259,680
Temple-Inland, Inc.(a)	1,200	6,444
		535,852
Distributors — 0.0%
Audiovox Corp., Class A*	3,800	13,034
Core-Mark Holding Co., Inc.(a)*	1,600	29,152
Design Within Reach, Inc.(a)*	1,603	866
Handleman Co.(a)*	3,500	119
KSW, Inc.	1,050	2,394
		45,565
Diversified Consumer Services — 1.0%
American Public Education, Inc.*	1,940	81,596
Capella Education Co.(a)*	1,500	79,500
Carriage Services, Inc.*	3,900	5,967
Coinstar, Inc.(a)*	6,400	209,664
Collectors Universe	1,650	6,419
CPI Corp.(a)	1,100	8,129
Escala Group, Inc.(a)*	6,900	19,596
Jackson Hewitt Tax Service, Inc.	7,100	37,062
K12, Inc.(a)*	2,300	31,970
Learning Tree International, Inc.(a)*	5,000	42,350
Lincoln Educational Services Corp.(a)*	5,874	107,612
Mac-Gray Corp.*	2,474	12,939
Matthews International Corp., Class A	6,900	198,789
Pre-Paid Legal Services, Inc.(a)*	2,300	66,769
Princeton Review, Inc.(a)*	7,735	33,647
Regis Corp.	8,800	127,160
Service Corp. International	33,952	118,492
Sotheby's, Class A	8,800	79,200
Stewart Enterprises, Inc., Class A(a)	18,000	58,320
Universal Technical Institute, Inc.(a)*	5,900	70,800
		1,395,981
Diversified Financial Services — 0.6%
Asset Acceptance Capital Corp.*	6,900	36,639
Asta Funding, Inc.(a)	2,600	6,370
Compass Diversified Holdings	7,600	67,792
Encore Capital Group, Inc.(a)*	6,000	27,180
Financial Federal Corp.(a)	5,700	120,726
Life Partners Holdings, Inc.(a)	2,500	42,650
MarketAxess Holdings, Inc.*	7,100	54,244
Marlin Business Services Corp.*	2,600	10,192
Medallion Financial Corp.	3,400	25,194
MicroFinancial, Inc.(a)	400	800
NewStar Financial, Inc.*	4,900	11,368
PHH Corp.(a)*	11,200	157,360
Pico Holdings, Inc.*	4,200	126,294
Portfolio Recovery Associates, Inc.(a)*	3,000	80,520
Resource America, Inc.	3,800	15,162
Teton Advisors, Inc.(c)	25	0
		782,491
Diversified Telecommunication Services — 0.9%
Alaska Communications Systems Group, Inc.(a)	6,552	43,899
Arbinet-thexchange, Inc.(a)*	6,400	10,176
Atlantic Tele-Network, Inc.	3,600	69,048
Cbeyond, Inc.(a)*	6,100	114,863
Cincinnati Bell, Inc.*	51,900	119,370
Cogent Communications Group, Inc.(a)*	10,000	72,000
Consolidated Communications Holdings, Inc.(a)	6,282	64,453
D&E Communications, Inc.(a)	2,900	15,573
Fairpoint Communications, Inc.(a)	7,800	6,084
General Communication, Inc., Class A(a)*	12,400	82,832
HickoryTech Corp.	2,300	12,374
Ibasis, Inc.*	14,400	9,648
Iowa Telecommunications Services, Inc.(a)	7,000	80,220
NTELOS Holdings Corp.	5,520	100,133
PAETEC Holding Corp.(a)*	24,300	34,992
Premiere Global Services, Inc.*	13,860	122,245
Shenandoah Telecommunications Co.(a)	2,800	63,840
SureWest Communications	3,708	28,922
tw telecom, Inc.(a)*	16,330	142,888

	SHARES	VALUE
COMMON STOCKS (Continued)
Diversified Telecommunication Services (Continued)
XETA Technologies, Inc.*	1,300	$2,184
		1,195,744
Electric Utilities — 1.3%
Allete, Inc.	7,400	197,506
Central Vermont Public Service Corp.	2,500	43,250
Cleco Corp.	15,000	325,350
El Paso Electric Co.*	11,500	162,035
Empire District Electric Co/The	7,700	111,188
IDACORP, Inc.	10,600	247,616
MGE Energy, Inc.	4,500	141,165
Portland General Electric Co.	14,100	248,019
UIL Holdings Corp.	5,166	115,305
Unisource Energy Corp.	8,000	225,520
Unitil Corp.(a)	500	10,040
		1,826,994
Electrical Equipment — 2.0%
A.O. Smith Corp.	4,900	123,382
Acuity Brands, Inc.(a)	7,200	162,288
American Superconductor Corp.(a)*	9,700	167,907
AZZ, Inc.(a)*	2,700	71,253
Baldor Electric Co.(a)	10,400	150,696
Belden, Inc.	9,000	112,590
Brady Corp., Class A	11,200	197,456
BTU International, Inc.(a)*	2,100	7,035
C&D Technologies, Inc.(a)*	5,800	10,730
Capstone Turbine Corp.(a)*	20,500	14,760
Chase Corp.	700	6,510
Coleman Cable, Inc.(a)*	1,800	3,834
Encore Wire Corp.(a)	5,200	111,436
Ener1, Inc.(a)*	15,800	81,686
Energy Focus, Inc.(a)*	2,200	2,420
EnerSys*	10,800	130,896
Evergreen Solar, Inc.(a)*	26,600	56,658
Franklin Electric Co., Inc.(a)	5,300	117,289
FuelCell Energy, Inc.(a)*	16,310	39,144
GrafTech International Ltd.*	20,260	124,802
Hoku Scientific, Inc.(a)*	2,500	6,400
II-VI, Inc.(a)*	11,911	204,631
LaBarge, Inc.*	3,700	30,969
LSI Industries, Inc.	4,900	25,333
Magnetek, Inc.*	11,900	21,420
Microvision, Inc.(a)*	13,630	17,583
Plug Power, Inc.*	20,763	18,064
Powell Industries, Inc.*	2,600	91,806
Power-One, Inc.(a)*	19,262	16,950
PowerSecure International, Inc.(a)*	4,800	16,416
Preformed Line Products Co.	850	31,994
Regal-Beloit Corp.(a)	6,500	199,160
SatCon Technology Corp.(a)*	6,900	11,385
SL Industries, Inc.*	986	4,555
Spire Corp.(a)*	1,100	5,203
Technology Research Corp.	800	1,504
Thomas & Betts Corp.*	7,285	182,271
Ultralife Corp.(a)*	3,600	27,828
UQM Technologies, Inc.(a)*	5,620	9,217
Vicor Corp.	9,800	47,922
Woodward Governor Co.	3,797	42,450
		2,705,833
Electronic Equipment, Instruments & Components — 2.6%
ADDvantage Technologies Group, Inc.(a)*	2,400	3,384
Advanced Photonix, Inc.(a)*	3,300	2,211
Agilysys, Inc.	5,276	22,687
Anixter International, Inc.(a)*	3,800	120,384
Bell Microproducts, Inc.(a)*	6,400	3,008
Benchmark Electronics, Inc.*	14,710	164,752
Brightpoint, Inc.*	18,344	78,512
CalAmp Corp.*	3,779	2,078
Checkpoint Systems, Inc.*	7,800	69,966
Cogent, Inc.*	22,200	264,180
Cognex Corp.	8,900	118,815
Coherent, Inc.*	6,900	119,025
Comverge, Inc.(a)*	2,361	16,409
CPI International, Inc.*	3,600	33,840
CTS Corp.	6,500	23,465
Cyberoptics Corp.*	1,700	8,330
Daktronics, Inc.(a)	9,125	59,769
DDi Corp.*	3,797	11,695
Digital Theater Systems, Inc.(a)*	3,700	89,022
Echelon Corp.(a)*	12,900	104,361
Electro Rent Corp.	6,482	62,487
Electro Scientific Industries, Inc.*	6,080	35,994
FARO Technologies, Inc.(a)*	3,250	43,680
Frequency Electronics, Inc.*	1,400	4,648
Gerber Scientific, Inc.*	5,000	11,950
GTSI Corp.*	2,500	9,650
Henry Bros Electronics, Inc.(a)*	300	2,196
I.D. Systems, Inc.*	1,600	6,496
ICx Technologies, Inc.*	1,949	7,894
Insight Enterprises, Inc.*	10,250	31,365
Intelli-Check - Mobilisa, Inc.(a)*	2,900	3,509
IntriCon Corp.*	1,000	3,210
IPG Photonics Corp.(a)*	12,039	101,368
Iteris, Inc.*	7,798	10,215
Jabil Circuit, Inc.	18,375	102,165
Keithley Instruments, Inc.	3,100	10,509
L-1 Identity Solutions, Inc.(a)*	17,400	88,914
LeCroy Corp.(a)*	2,785	8,745
Littelfuse, Inc.*	4,865	53,466
LoJack Corp.*	3,500	15,855
Mace Security International, Inc.*	2,793	2,039
Maxwell Technologies, Inc.*	4,300	29,885
Measurement Specialties, Inc.*	1,500	6,135
Mechanical Technology, Inc.(a)*	700	644
Mercury Computer Systems, Inc.*	4,900	27,097
Merix Corp.(a)*	3,800	1,064
Methode Electronics, Inc., Class A	8,200	29,356
MTS Systems Corp.	3,800	86,450
Multi-Fineline Electronix, Inc.*	6,500	109,460
NAPCO Security Technologies, Inc.*	4,850	5,044
Newport Corp.*	8,200	36,244
NU Horizons Electronics Corp.*	4,000	8,000
OSI Systems, Inc.*	3,300	50,358
PAR Technology Corp.*	3,000	15,420
Park Electrochemical Corp.	4,000	69,120
PC Connection, Inc.*	6,200	23,560
PC Mall, Inc.(a)*	2,200	9,988
Perceptron, Inc.*	1,100	3,905
Planar Systems, Inc.(a)*	3,817	2,596
Plexus Corp.*	8,900	122,998
Radisys Corp.(a)*	9,800	59,388
RAE Systems, Inc.*	14,200	6,674
Remec, Inc.*	4,693	3,578
Research Frontiers, Inc.(a)*	2,600	11,674
Richardson Electronics Ltd.	2,700	9,126
Rofin-Sinar Technologies, Inc.*	6,500	104,780

	SHARES	VALUE
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Rogers Corp.*	3,900	$73,632
Scansource, Inc.(a)*	5,700	105,906
Spectrum Control, Inc.*	2,800	19,684
SYNNEX Corp.(a)*	7,200	141,624
Tech Data Corp.*	7,000	152,460
Technitrol, Inc.	9,000	15,390
TTM Technologies, Inc.*	9,629	55,848
Ultimate Electrs, Inc.(b),(c)	1,600	0
Universal Display Corp.(a)*	7,300	66,941
Vicon Industries, Inc.*	1,000	5,320
Vishay Intertechnology, Inc.*	38,800	135,024
Wireless Ronin Technologies, Inc.*	768	1,536
X-Rite, Inc.(a)*	6,700	6,968
Zygo Corp.*	3,600	16,524
		3,561,649
Energy Equipment & Services — 1.7%
Allis-Chalmers Energy, Inc.(a)*	8,000	15,440
Atwood Oceanics, Inc.*	7,010	116,296
Basic Energy Services, Inc.(a)*	9,300	60,171
Bolt Technology Corp.(a)*	1,500	10,665
Boots & Coots International Control, Inc.*	12,900	16,125
Bristow Group, Inc.(a)*	5,200	111,436
Bronco Drilling Co., Inc.(a)*	6,000	31,560
Cal Dive International, Inc.(a)*	14,848	100,521
CARBO Ceramics, Inc.(a)	5,350	152,154
Complete Production Services, Inc.*	16,900	52,052
Dawson Geophysical Co.*	1,100	14,850
Dril-Quip, Inc.*	8,800	270,160
ENGlobal Corp.*	6,100	27,694
Geokinetics, Inc.*	1,100	3,597
Global Industries Ltd.(a)*	9,904	38,031
Gulf Island Fabrication, Inc.	2,600	20,826
Gulfmark Offshore, Inc.*	4,800	114,528
Hornbeck Offshore Services, Inc.(a)*	5,800	88,392
ION Geophysical Corp.(a)*	20,200	31,512
Key Energy Services, Inc.*	14,400	41,472
Lufkin Industries, Inc.	3,100	117,428
Matrix Service Co.*	5,900	48,498
Mitcham Industries, Inc.(a)*	1,800	6,858
NATCO Group, Inc., Class A*	4,200	79,506
Natural Gas Services Group, Inc.*	2,500	22,500
Newpark Resources*	19,900	50,347
Omni Energy Services Corp.*	3,800	4,978
OYO Geospace Corp.(a)*	1,000	13,060
Parker Drilling Co.*	25,500	46,920
PHI, Inc.*	2,300	22,954
Pioneer Drilling Co.*	11,400	37,392
Royale Energy, Inc.(a)*	1,600	2,864
RPC, Inc.(a)	22,050	146,191
SEACOR Holdings, Inc.(a)*	3,273	190,849
Sulphco, Inc.(a)*	18,300	19,581
Superior Well Services, Inc.(a)*	5,300	27,189
T-3 Energy Services, Inc.*	2,100	24,738
Tetra Technologies, Inc.*	16,850	54,763
TGC Industries, Inc.*	5,617	12,301
Trico Marine Services, Inc(a)*	3,600	7,560
Union Drilling, Inc.*	5,000	19,000
		2,272,959
Food & Staples Retailing — 1.2%
Andersons, Inc/The(a)	4,100	57,974
Casey's General Stores, Inc.	12,174	324,559
Great Atlantic & Pacific Tea Co.(a)*	13,012	69,094
Ingles Markets, Inc.	2,600	38,818
Nash Finch Co.	2,000	56,180
Pantry, Inc/The*	5,100	89,811
Pricesmart, Inc.	6,250	112,562
Ruddick Corp.(a)	10,900	244,705
Spartan Stores, Inc.	4,734	72,951
Susser Holdings Corp.(a)*	4,500	60,480
United Natural Foods, Inc.(a)*	10,300	195,391
Weis Markets, Inc.	6,390	198,346
Winn-Dixie Stores, Inc.(a)*	10,200	97,512
		1,618,383
Food Products — 2.0%
Alico, Inc.(a)	1,300	31,200
American Italian Pasta Co., Class A*	4,378	152,398
B&G Foods, Inc., Class A	4,800	24,960
Cagle's, Inc., Class A*	1,200	2,100
Cal-Maine Foods, Inc.(a)	5,100	114,189
Calavo Growers, Inc.	3,200	38,464
Chiquita Brands International, Inc.(a)*	10,000	66,300
Coffee Holding Co., Inc.(a)*	600	744
Cuisine Solutions, Inc.*	4,000	2,240
Darling International, Inc.*	18,400	68,264
Del Monte Foods Co.	29,071	211,927
Diamond Foods, Inc.(a)	3,800	106,134
Farmer Bros Co.(a)	3,200	56,960
Fresh Del Monte Produce, Inc.*	6,900	113,298
Green Mountain Coffee Roasters, Inc.(a)*	4,800	230,400
Hain Celestial Group, Inc/The(a)*	8,179	116,469
HQ Sustainable Maritime Industries, Inc.*	2,478	18,957
Imperial Sugar Co.	3,200	23,008
J&J Snack Foods Corp.	4,500	155,655
John B. Sanfilippo & Son, Inc.*	2,650	14,151
Lancaster Colony Corp.	7,600	315,248
Lance, Inc.	7,100	147,822
Lifeway Foods, Inc.(a)*	3,800	30,400
Monterey Gourmet Foods, Inc.(a)*	3,300	4,125
Omega Protein Corp.*	4,197	11,080
Overhill Farms, Inc.*	1,600	6,112
Pilgrim's Pride Corp.(a)	7,300	13,140
Reddy Ice Holdings, Inc.(a)	4,800	7,056
Rocky Mountain Chocolate Factory, Inc.(a)	1,260	7,787
Sanderson Farms, Inc.(a)	4,600	172,730
Scheid Vineyards, Inc., Class A*	20	400
Smart Balance, Inc.*	14,800	89,392
Tasty Baking Co.	800	3,376
Tootsie Roll Industries, Inc.(a)	8,487	184,342
TreeHouse Foods, Inc.(a)*	7,400	213,046
		2,753,874
Gas Utilities — 0.9%
Chesapeake Utilities Corp.	1,564	47,671
Delta Natural Gas Co., Inc.	200	4,282
Energy West, Inc.(a)	300	2,454
Laclede Group, Inc/The	4,500	175,410
New Jersey Resources Corp.	9,451	321,145
Northwest Natural Gas Co.	6,800	295,256
RGC Resources, Inc.	200	4,813
South Jersey Industries, Inc.	6,400	224,000
Southwest Gas Corp.	9,900	208,593
		1,283,624
Health Care Equipment & Supplies — 3.7%
Abaxis, Inc.(a)*	4,900	84,476

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
ABIOMED, Inc.(a)*	8,100	$39,690
Accuray, Inc.(a)*	11,400	57,342
AdvanSource Biomaterials Corp.*	3,083	524
Align Technology, Inc.(a)*	15,100	119,743
Alphatec Holdings, Inc.*	11,124	19,689
American Medical Systems Holdings, Inc.(a)*	18,000	200,700
Analogic Corp.	3,000	96,060
Angiodynamics, Inc.*	5,763	64,776
Anika Therapeutics, Inc.(a)*	2,000	9,140
Arthrocare Corp.(a)*	6,000	29,400
Aspect Medical Systems, Inc.*	3,900	16,341
AtriCure, Inc.*	2,740	3,507
ATS Medical, Inc.(a)*	7,800	19,500
Biolase Technology, Inc.(a)*	5,500	4,923
Bovie Medical Corp.(a)*	4,900	32,095
BSD Medical Corp.(a)*	5,064	10,634
Cantel Medical Corp.*	3,950	50,837
Cardiac Science Corp.*	8,096	24,369
Cardica, Inc.(a)*	1,400	4,074
Cardiodynamics International Corp.*	671	637
CAS Medical Systems, Inc.*	2,529	3,541
Conceptus, Inc.(a)*	12,100	142,175
Conmed Corp.*	7,150	103,031
Cooper Cos., Inc/The(a)	9,000	237,960
CryoLife, Inc.*	6,300	32,634
Cutera, Inc.*	3,000	19,170
Cyberonics, Inc.(a)*	5,700	75,639
Cynosure, Inc., Class A*	1,100	6,699
DexCom, Inc.(a)*	6,750	27,945
Endocare, Inc.(a)*	666	453
Endologix, Inc.(a)*	21,000	44,100
ev3, Inc.(a)*	21,459	152,359
Exactech, Inc.*	2,535	29,127
Greatbatch, Inc.(a)*	5,400	104,490
Hansen Medical, Inc.(a)*	3,500	14,070
HealthTronics, Inc.*	8,197	11,148
Hill-Rom Holdings, Inc.(a)	8,800	87,032
Home Diagnostics, Inc.*	2,300	13,041
I-Flow Corp.*	4,997	18,239
ICU Medical, Inc.*	2,950	94,754
Integra LifeSciences Holdings Corp.*	5,600	138,488
Invacare Corp.(a)	9,357	149,993
Iridex Corp.(a)*	1,000	1,140
IRIS International, Inc.*	4,200	48,426
Kensey Nash Corp.*	2,900	61,683
LeMaitre Vascular, Inc.(a)*	800	1,840
Medical Action Industries, Inc.*	3,650	30,259
Meridian Bioscience, Inc.(a)	8,950	162,174
Merit Medical Systems, Inc.*	5,744	70,134
Micrus Endovascular Corp.(a)*	3,700	22,089
Misonix, Inc.*	2,200	2,068
MTS Medication Technologies, Inc.(a)*	1,300	4,602
Natus Medical, Inc.(a)*	4,600	39,146
Neogen Corp.(a)*	3,299	72,017
NMT Medical, Inc.(a)*	2,400	1,920
Northstar Neuroscience, Inc.*	4,100	7,831
NuVasive, Inc.(a)*	8,100	254,178
NxStage Medical, Inc.(a)*	8,000	20,640
OraSure Technologies, Inc.(a)*	11,100	28,083
Orthovita, Inc.(a)*	16,500	44,220
Osteotech, Inc.*	4,200	14,658
Palomar Medical Technologies, Inc.*	7,282	52,867
Quidel Corp.*	13,103	120,810
Retractable Technologies, Inc.*	1,926	1,310
Rochester Medical Corp.*	1,400	15,428
Rockwell Medical Technologies, Inc.(a)*	2,600	11,050
RTI Biologics, Inc.*	6,844	19,505
SenoRx, Inc.*	1,700	5,882
Signalife, Inc.*	1	9
Sirona Dental Systems, Inc.*	12,300	176,136
Somanetics Corp.(a)*	3,200	48,576
Sonic Innovations, Inc.(a)*	3,720	3,980
SonoSite, Inc.*	3,400	60,792
Spectranetics Corp.*	7,200	18,216
Staar Surgical Co.(a)*	5,280	5,280
Stereotaxis, Inc.(a)*	7,600	30,324
STERIS Corp.	84	1,956
SurModics, Inc.(a)*	3,700	67,525
Symmetry Medical, Inc.*	11,100	70,041
Synovis Life Technologies, Inc.*	2,484	34,379
Theragenics Corp.*	7,500	9,150
Thoratec Corp.*	13,902	357,142
TranS1, Inc.(a)*	2,263	13,782
Urologix, Inc.(a)*	2,600	991
Uroplasty, Inc.(a)*	2,952	2,125
Vascular Solutions, Inc.(a)*	3,500	21,420
Vnus Medical Technologies, Inc.*	2,500	53,175
Volcano Corp.*	10,800	157,140
West Pharmaceutical Services, Inc.(a)	7,400	242,794
Wright Medical Group, Inc.(a)*	8,500	110,755
Young Innovations, Inc.	1,900	29,450
Zoll Medical Corp.*	4,700	67,492
		5,091,135
Health Care Providers & Services — 3.9%
Air Methods Corp.(a)*	2,500	42,275
Alliance HealthCare Services, Inc.*	12,600	85,680
Allied Healthcare International, Inc.*	14,550	18,479
ALLION HEALTHCARE, Inc.*	6,400	29,440
Almost Family, Inc.(a)*	1,100	20,999
Amedisys, Inc.(a)*	5,666	155,758
America Service Group, Inc.*	2,000	26,000
American Caresource Holdings, Inc.*	1,300	9,958
American Dental Partners, Inc.(a)*	2,840	18,801
AMERIGROUP Corp.*	12,700	349,758
AMN Healthcare Services, Inc.*	7,300	37,230
Amsurg Corp.*	7,750	122,838
Assisted Living Concepts, Inc., Class A*	1,599	21,682
Bio-Reference Labs, Inc.*	3,300	69,003
BioScrip, Inc.*	9,680	22,651
BMP Sunstone Corp.*	3,600	11,628
Brookdale Senior Living, Inc.(a)	3,500	17,675
Capital Senior Living Corp.*	5,400	13,176
Catalyst Health Solutions, Inc.*	11,800	233,876
Centene Corp.*	10,900	196,418
Chemed Corp.(a)	5,500	213,950
Continucare Corp.*	10,600	20,140
Corvel Corp.*	2,550	51,561
Cross Country Healthcare, Inc.(a)*	6,900	45,195
Dialysis Corp. Of America*	2,100	10,731
Dynacq Healthcare, Inc.(a)*	1,300	4,537
Emergency Medical Services Corp., Class A*	1,000	31,390
Emeritus Corp.(a)*	7,900	51,824
Ensign Group Inc/The	1,700	26,282
Five Star Quality Care, Inc.*	12,800	13,312
Genoptix, Inc.*	1,864	50,850

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
Gentiva Health Services, Inc.*	6,500	$98,800
Hanger Orthopedic Group, Inc.*	5,400	71,550
Health Grades, Inc.*	6,300	12,852
Health Management Associates, Inc., Class A*	49,300	127,194
Healthsouth Corp.(a)*	18,900	167,832
Healthspring, Inc.*	14,900	124,713
Healthways, Inc.*	6,798	59,619
HMS Holdings Corp.*	5,100	167,790
Hooper Holmes, Inc.*	15,500	6,975
Integramed America, Inc.(a)*	1,987	12,101
inVentiv Health, Inc.*	7,500	61,200
IPC The Hospitalist Co., Inc.*	1,782	33,911
Kindred Healthcare, Inc.*	8,800	131,560
Landauer, Inc.(a)	1,300	65,884
LCA-Vision, Inc.(a)	4,100	11,931
LHC Group, Inc.(a)*	3,800	84,664
LifePoint Hospitals, Inc.(a)*	6,200	129,332
Magellan Health Services, Inc.*	11,300	411,772
Medcath Corp.*	4,400	31,988
Mednax, Inc.*	1,275	37,574
Metropolitan Health Networks, Inc.*	12,313	18,100
Molina Healthcare, Inc.(a)*	6,500	123,630
MWI Veterinary Supply, Inc.*	2,700	76,896
National Healthcare Corp.(a)	3,000	120,450
Nighthawk Radiology Holdings, Inc.*	5,800	15,660
NovaMed, Inc.(a)*	5,800	13,166
Oca, Inc.(a),(b),(c)	8,100	0
Odyssey HealthCare, Inc.*	7,350	71,295
PDI, Inc.*	3,600	10,944
PharMerica Corp.(a)*	3,440	57,242
PHC, Inc., Class A*	4,300	3,225
Prospect Medical Holdings, Inc.(a)*	1,000	1,500
Providence Service Corp/The*	4,498	30,946
PSS World Medical, Inc.(a)*	24,238	347,815
Psychemedics Corp.	400	2,264
Psychiatric Solutions, Inc.(a)*	6,120	96,268
RadNet, Inc.(a)*	8,150	10,106
RehabCare Group, Inc.*	4,200	73,248
Res-Care, Inc.*	6,600	96,096
Skilled Healthcare Group, Inc., Class A*	900	7,389
SRI/Surgical Express, Inc.(a)*	1,100	1,265
Sun Healthcare Group, Inc.*	10,400	87,776
Sunrise Senior Living, Inc.(a)*	12,100	8,228
Triple-S Management Corp., Class B(a)*	1,000	12,320
U.S. Physical Therapy, Inc.*	2,650	25,652
Universal American Corp.*	13,700	116,039
Virtual Radiologic Corp.(a)*	900	6,291
		5,306,150
Health Care Technology — 0.7%
A.D.A.M., Inc.*	1,200	3,192
Allscripts-Misys Healthcare Solutions, Inc.(a)	17,815	183,316
AMICAS, Inc.*	12,660	25,700
Arrhythmia Research Technology, Inc.*	200	472
athenahealth, Inc.(a)*	2,800	67,508
Computer Programs & Systems, Inc.(a)	2,300	76,521
Eclipsys Corp.*	8,000	81,120
Emageon, Inc.(a)*	5,535	10,074
etrials Worldwide, Inc.*	2,200	1,452
HealthStream, Inc.(a)*	5,236	10,472
HLTH Corp.(a)*	11,020	114,057
MedAssets, Inc.*	5,909	84,203
MedQuist, Inc.	4,200	10,710
Omnicell, Inc.*	7,300	57,086
Phase Forward, Inc.*	9,700	124,063
Proxymed, Inc.*	4,900	15
Quadramed Corp.(a)*	2,000	12,080
Transcend Services, Inc.*	300	2,985
Vital Images, Inc.*	3,400	38,318
		903,344
Hotels, Restaurants & Leisure — 3.1%
AFC Enterprises, Inc.*	4,200	18,942
Ambassadors Group, Inc.(a)	4,300	34,916
Ambassadors International, Inc.*	2,097	818
Ameristar Casinos, Inc.(a)	12,900	162,282
Bally Technologies, Inc.*	5,470	100,757
Benihana, Inc., Class A*	1,150	2,904
Benihana, Inc.*	2,300	5,957
BJ's Restaurants, Inc.(a)*	6,000	83,460
Bluegreen Corp.(a)*	7,100	12,354
Bob Evans Farms, Inc.	7,000	156,940
Boyd Gaming Corp.(a)	1,000	3,730
Brinker International, Inc.	11,110	167,761
Buffalo Wild Wings, Inc.(a)*	4,000	146,320
California Pizza Kitchen, Inc.(a)*	5,450	71,286
Caribou Coffee Co., Inc.(a)*	4,438	9,275
Carrols Restaurant Group, Inc.*	1,900	6,669
CEC Entertainment, Inc.*	5,150	133,282
Cheesecake Factory, Inc/The*	13,476	154,300
Churchill Downs, Inc.	3,300	99,198
CKE Restaurants, Inc.	11,800	99,120
Cosi, Inc.(a)*	5,389	1,832
Cracker Barrel Old Country Store, Inc.(a)	5,000	143,200
DineEquity, Inc.(a)	3,900	46,254
Domino's Pizza, Inc.*	12,753	83,532
Dover Downs Gaming & Entertainment, Inc.	3,400	10,438
Dover Motorsports, Inc.	4,000	7,400
Einstein Noah Restaurant Group, Inc.*	3,600	20,988
Empire Resorts, Inc.*	4,700	3,619
Famous Dave's Of America, Inc.*	2,145	6,735
FortuNet, Inc.*	1,700	4,845
Full House Resorts, Inc.(a)*	4,300	5,074
Gaming Partners International Corp.(a)*	1,300	7,410
Gaylord Entertainment Co.(a)*	9,022	75,153
Great Wolf Resorts, Inc.(a)*	3,025	7,048
ILX Resorts, Inc.(a),(b),(c)*	900	0
International Speedway Corp., Class A	3,798	83,784
Interstate Hotels & Resorts, Inc.*	7,028	3,092
Isle of Capri Casinos, Inc.*	7,000	37,030
J. Alexander's Corp.(a)*	800	2,252
Jack in the Box, Inc.*	14,400	335,376
Kona Grill, Inc.*	1,100	1,815
Krispy Kreme Doughnuts, Inc.(a)*	8,900	14,240
Landry's Restaurants, Inc.(a)	4,400	22,968
Life Time Fitness, Inc.(a)*	8,900	111,784
Lodgian, Inc.(a)*	5,400	11,340
Luby's, Inc.*	7,260	35,647
Marcus Corp.	4,500	38,250
McCormick & Schmick's Seafood Restaurants, Inc.*	1,080	4,234
Monarch Casino & Resort, Inc.(a)*	3,600	18,576
Morgans Hotel Group Co.(a)*	6,600	20,526
Morton's Restaurant Group, Inc.*	2,600	6,942
MTR Gaming Group, Inc.(a)*	6,300	5,670

	SHARES	VALUE
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Multimedia Games, Inc.(a)*	6,030	$12,965
Nathan's Famous, Inc.*	1,385	17,313
Nevada Gold & Casinos, Inc.*	1,712	1,335
O'Charleys, Inc.	4,820	14,508
P.F. Chang's China Bistro, Inc.(a)*	5,870	134,306
Papa John's International, Inc.*	6,315	144,424
Peet's Coffee & Tea, Inc.(a)*	2,900	62,698
Pinnacle Entertainment, Inc.(a)*	12,199	85,881
PokerTek, Inc.(a)*	1,700	1,887
Premier Exhibitions, Inc.(a)*	6,300	4,662
Red Lion Hotels Corp.*	4,500	13,185
Red Robin Gourmet Burgers, Inc.(a)*	3,300	58,179
Rick's Cabaret International, Inc.(a)*	2,209	10,029
Rubio's Restaurants, Inc.(a)*	1,700	7,157
Ruby Tuesday, Inc.*	8,900	25,988
Ruth's Hospitality Group, Inc.(a)*	5,100	6,171
Scientific Games Corp., Class A(a)*	7,478	90,559
Shuffle Master, Inc.*	8,462	24,286
Silverleaf Resorts, Inc.(a)*	6,633	4,179
Sonic Corp.(a)*	13,575	136,021
Speedway Motorsports, Inc.	9,700	114,654
Steak N Shake Co/The(a)*	6,400	48,448
Texas Roadhouse, Inc., Class A(a)*	15,300	145,809
Town Sports International Holdings, Inc.(a)*	3,200	9,568
Vail Resorts, Inc.*	8,330	170,182
VCG Holding Corp.(a)*	3,700	6,290
WMS Industries, Inc.(a)*	11,250	235,237
		4,233,246
Household Durables — 1.4%
American Greetings Corp., Class A(a)	9,420	47,665
Bassett Furniture Industries, Inc.(a)	2,600	5,044
Blyth, Inc.	2,000	52,260
Brookfield Homes Corp.(a)	3,000	10,350
California Coastal Communities, Inc.(a)*	1,800	1,116
Cavalier Homes, Inc.*	4,000	6,200
Cavco Industries, Inc.*	1,100	25,960
Centex Corp.	8,348	62,610
Craftmade International, Inc.*	400	528
CSS Industries, Inc.	2,100	35,700
Dixie Group, Inc.*	2,300	2,530
Ethan Allen Interiors, Inc.(a)	7,100	79,946
Furniture Brands International, Inc.(a)	11,300	16,611
Helen of Troy Ltd.*	3,400	46,750
Hooker Furniture Corp.(a)	2,100	17,724
Hovnanian Enterprises, Inc., Class A*	4,300	6,708
iRobot Corp.(a)*	5,000	38,000
Jarden Corp.(a)*	15,343	194,396
KB Home(a)	12,500	164,750
La-Z-Boy, Inc.(a)	11,200	14,000
Lennar Corp., Class A	14,040	105,440
Libbey, Inc.	3,650	3,358
Lifetime Brands, Inc.(a)	3,200	4,256
M.D.C. Holdings, Inc.(a)	7,575	235,885
M/I Homes, Inc.	1,500	10,485
Meritage Homes Corp.(a)*	3,700	42,254
National Presto Industries, Inc.	1,000	61,010
Orleans Homebuilders, Inc.(a)	4,953	11,838
Palm Harbor Homes, Inc.(a)*	4,600	10,258
Russ Berrie & Co., Inc.*	4,000	5,280
Ryland Group, Inc.(a)	9,600	159,936
Sealy Corp.(a)*	29,400	43,806
Skyline Corp.(a)	1,200	22,812
Standard Pacific Corp.(a)*	9,700	8,536
Stanley Furniture Co., Inc.(a)	701	5,272
Tempur-Pedic International, Inc.(a)	7,880	57,524
Tupperware Brands Corp.	11,100	188,589
Universal Electronics, Inc.*	2,800	50,680
Woodbridge Holdings Corp.(a)*	205	127
		1,856,194
Household Products — 0.2%
Central Garden and Pet Co.(a)*	5,300	40,333
Central Garden and Pet Co., Class A*	8,400	63,168
WD-40 Co.	5,000	120,700
		224,201
Independent Power Producers & Energy Traders — 0.1%
Ormat Technologies, Inc.(a)	6,600	181,236

Industrial Conglomerates — 0.4%
Carlisle Cos, Inc.	8,500	166,855
Otter Tail Corp.(a)	7,214	159,069
Raven Industries, Inc.(a)	3,600	74,808
Standex International Corp.	2,700	24,840
Tredegar Corp.	8,700	142,071
United Capital Corp.(a)*	1,250	21,562
		589,205
Insurance — 3.1%
21st Century Holding Co.	1,000	3,340
Affirmative Insurance Holdings, Inc.(a)	3,262	10,373
American Equity Investment Life Holding Co.	12,000	49,920
American Physicians Capital, Inc.	1,950	79,794
Amerisafe, Inc.*	3,800	58,216
Amtrust Financial Services, Inc.	7,778	74,280
Argo Group International Holdings Ltd.*	3,920	118,110
Assured Guaranty Ltd.(a)	7,800	52,806
Baldwin & Lyons, Inc., Class B	1,300	24,596
Citizens, Inc., Class A(a)*	10,658	77,484
CNA Surety Corp.*	10,600	195,464
Crawford & Co., Class B(a)*	1,300	8,736
Crawford & Co., Class A*	800	3,328
Delphi Financial Group, Inc., Class S	9,225	124,168
Donegal Group, Inc., Class A	4,648	71,440
Eastern Insurance Holdings, Inc.	1,700	13,209
eHealth, Inc.*	2,682	42,939
EMC Insurance Group, Inc.(a)	3,800	80,066
Employers Holdings, Inc.	6,333	60,417
FBL Financial Group, Inc., Class A(a)	6,500	26,975
First Acceptance Corp.(a)*	15,539	37,604
First Mercury Financial Corp.*	2,000	28,880
FPIC Insurance Group, Inc.*	2,600	96,278
Hallmark Financial Services*	4,600	31,878
Harleysville Group, Inc.	6,800	216,308
Hilltop Holdings, Inc.(a)*	6,900	78,660
Horace Mann Educators Corp.	8,800	73,656
Independence Holding Co.	3,200	16,032
Infinity Property & Casualty Corp.	4,300	145,899
LandAmerica Financial Group, Inc.(a)	3,900	253
Max Capital Group Ltd.	6,090	104,992
MBIA, Inc.(a)*	4,500	20,610
Meadowbrook Insurance Group, Inc.	11,862	72,358
Mercer Insurance Group, Inc.	1,100	15,719
Montpelier Re Holdings Ltd.(a)	9,910	128,434
National Financial Partners Corp.(a)	5,600	17,920

	SHARES	VALUE
COMMON STOCKS (Continued)
Insurance (Continued)
National Interstate Corp.(a)	4,200	$71,022
Navigators Group, Inc.*	3,600	169,848
NYMAGIC, Inc.	1,100	13,420
Phoenix Cos., Inc/The	18,100	21,177
PMA Capital Corp., Class A*	6,100	25,437
Presidential Life Corp.	5,600	43,624
RLI Corp.	5,800	291,160
Safety Insurance Group, Inc.	3,900	121,212
SeaBright Insurance Holdings, Inc.*	4,800	50,208
Selective Insurance Group	13,800	167,808
Specialty Underwriters' Alliance, Inc.*	1,400	5,082
StanCorp Financial Group, Inc.	3,900	88,842
State Auto Financial Corp.	9,900	174,240
Stewart Information Services Corp.	2,900	56,550
Tower Group, Inc.	4,700	115,761
Unico American Corp.*	1,700	13,209
United America Indemnity Ltd.*	2,496	10,034
United Fire & Casualty Co.	6,100	133,956
Unitrin, Inc.	6,530	91,289
Universal Insurance Holdings, Inc.	8,650	32,524
Zenith National Insurance Corp.	9,650	232,661
		4,190,206
Internet & Catalog Retail — 0.3%
1-800-Flowers.com, Inc., Class A*	5,700	11,799
Blue Nile, Inc.(a)*	2,900	87,435
dELiA*s, Inc.(a)*	5,186	8,712
Drugstore.Com, Inc.(a)*	23,024	26,938
Hollywood Media Corp.*	15,000	13,350
NutriSystem, Inc.(a)	4,100	58,507
Orbitz Worldwide, Inc.(a)*	4,800	6,192
Overstock.com, Inc.(a)*	4,600	42,090
PetMed Express, Inc.(a)*	8,500	140,080
Shutterfly, Inc.*	2,229	20,886
Stamps.com, Inc.*	4,050	39,285
		455,274
Internet Software & Services — 2.3%
Art Technology Group, Inc.*	31,900	81,345
Bankrate, Inc.(a)*	4,000	99,800
Chordiant Software, Inc.(a)*	9,017	27,322
comScore, Inc.*	3,170	38,325
Constant Contact, Inc.(a)*	2,579	36,080
DealerTrack Holdings, Inc.*	8,700	113,970
Dice Holdings, Inc.*	1,300	3,614
Digital River, Inc.(a)*	8,400	250,488
DivX, Inc.*	4,500	22,635
Earthlink, Inc.*	24,400	160,308
EDGAR Online, Inc.(a)*	6,200	6,199
Goldleaf Financial Solutions, Inc.*	8,500	6,375
GSI Commerce, Inc.(a)*	9,600	125,760
Imergent, Inc.(a)	2,700	12,150
Infospace, Inc.*	7,200	37,440
Innodata Isogen, Inc.*	5,684	19,723
Internap Network Services Corp.(a)*	11,700	31,473
Internet Brands, Inc., Class A(a)*	4,446	26,098
Internet Capital Group, Inc.*	8,600	34,658
Ipass, Inc.(a)*	14,400	14,400
j2 Global Communications, Inc.*	9,900	216,711
Keynote Systems, Inc.*	3,280	26,010
Knot, Inc/The(a)*	6,500	53,300
Limelight Networks, Inc.(a)*	8,779	29,410
Liquidity Services, Inc.*	6,300	44,037
Looksmart Ltd.*	3,800	3,876
LoopNet, Inc.(a)*	6,900	41,952
Marchex, Inc., Class B	6,400	22,016
ModusLink Global Solutions, Inc.*	10,390	26,910
Move, Inc.*	34,500	50,025
NIC, Inc.	15,000	78,000
Omniture, Inc.(a)*	14,901	196,544
Onvia, Inc.(a)*	1,000	3,820
Openwave Systems, Inc.*	18,733	18,171
Perficient, Inc.*	7,000	37,800
PlanetOut, Inc.(a)*	499	75
RealNetworks, Inc.*	30,400	70,832
S1 Corp.*	16,600	85,490
Saba Software, Inc.(a)*	6,949	11,744
SAVVIS, Inc.*	6,900	42,711
Selectica, Inc.*	6,778	2,779
SonicWALL, Inc.*	12,100	53,966
Spark Networks, Inc.*	6,600	14,850
SupportSoft, Inc.*	10,400	19,968
Switch & Data Facilities Co., Inc.(a)*	3,800	33,326
TechTarget, Inc.*	500	1,200
Terremark Worldwide, Inc.(a)*	12,100	32,549
TheStreet.com, Inc.(a)	7,200	14,184
Tower Automotive, Inc.(b),(c)	6,500	0
Track Data Corp.(a)*	1,200	924
Travelzoo, Inc.(a)*	3,225	20,350
United Online, Inc.	35,156	156,796
Valueclick, Inc.*	12,400	105,524
Vignette Corp.*	5,310	35,471
VistaPrint Ltd.(a)*	4,560	125,354
Vocus, Inc.*	4,300	57,147
Web.com Group, Inc.*	6,313	20,959
WebMD Health Corp.*	1,200	26,760
Websense, Inc.*	10,800	129,600
Zix Corp.(a)*	13,620	14,029
		3,073,333
IT Services — 2.3%
Acxiom Corp.	17,600	130,240
CACI International, Inc., Class A*	6,100	222,589
Cass Information Systems, Inc.(a)	1,000	32,430
Ciber, Inc.*	11,900	32,487
Computer Task Group, Inc.*	3,700	12,765
Convergys Corp.*	14,800	119,584
CSG Systems International, Inc.*	10,600	151,368
Cybersource Corp.*	15,631	231,495
Edgewater Technology, Inc.*	2,300	6,440
eLoyalty Corp.*	1,512	6,955
Euronet Worldwide, Inc.(a)*	11,300	147,578
ExlService Holdings, Inc.*	6,500	56,030
Forrester Research, Inc.*	5,200	106,912
Gartner, Inc., Class A*	1,200	13,212
Gevity HR, Inc.	5,224	20,635
Global Cash Access Holdings, Inc.(a)*	18,692	71,404
Hackett Group, Inc/The*	8,900	17,978
Heartland Payment Systems, Inc.	5,300	35,033
iGate Corp.	12,235	39,641
infoGROUP, Inc.*	12,800	53,248
Integral Systems, Inc.*	4,000	34,400
Intelligroup, Inc.*	1,500	2,100
INX, Inc.*	400	960
Lionbridge Technologies*	13,100	12,838
Mastech Holdings, Inc.(a)*	849	1,724
MAXIMUS, Inc.	4,400	175,384
NCI, Inc., Class A(a)*	1,800	46,800

	SHARES	VALUE
COMMON STOCKS (Continued)
IT Services (Continued)
NeuStar, Inc., Class A*	4,436	$74,303
Online Resources Corp.*	6,600	27,786
Perot Systems Corp., Class A*	19,650	253,092
Pfsweb, Inc.(a)*	307	307
Rainmaker Systems, Inc.*	4,500	2,745
RightNow Technologies, Inc.*	8,163	61,794
Sapient Corp.*	28,600	127,842
SRA International, Inc., Class A*	9,500	139,650
StarTek, Inc.*	3,323	10,301
Syntel, Inc.(a)	9,300	191,394
TechTeam Global, Inc.*	1,700	8,296
TeleTech Holdings, Inc.*	13,200	143,748
Tier Technologies, Inc., Class B*	3,900	18,057
TNS, Inc.*	4,600	37,628
Unisys Corp.*	36,900	19,557
VeriFone Holdings, Inc.*	7,500	51,000
Virtusa Corp.*	2,576	15,971
WPCS International, Inc.*	1,000	1,920
Wright Express Corp.*	8,700	158,514
		3,126,135
Leisure Equipment & Products — 0.6%
Aldila, Inc.(a)	1,930	10,885
Arctic Cat, Inc.(a)	1,340	5,132
Brunswick Corp.(a)	13,900	47,955
Callaway Golf Co.	14,500	104,110
Concord Camera Corp.*	540	1,404
Cybex International, Inc.*	4,100	4,715
Escalade, Inc.*	1,950	1,248
GameTech International, Inc.*	2,100	2,625
Jakks Pacific, Inc.*	6,200	76,570
Johnson Outdoors, Inc., Class A	1,000	5,050
Leapfrog Enterprises, Inc.*	8,100	11,178
Marine Products Corp.(a)	8,200	34,768
Nautilus, Inc.(a)*	6,900	4,347
Polaris Industries, Inc.(a)	7,300	156,512
Pool Corp.(a)	6,700	89,780
RC2 Corp.*	3,900	20,553
Smith & Wesson Holding Corp.(a)*	8,700	52,374
Sport Supply Group, Inc.	4,900	28,028
Steinway Musical Instruments*	1,800	21,546
Sturm Ruger & Co., Inc.(a)*	6,700	82,611
		761,391
Life Sciences Tools & Services — 1.4%
Accelrys, Inc.*	6,100	24,278
Affymetrix, Inc.*	15,851	51,833
Albany Molecular Research, Inc.*	7,100	66,953
AMAG Pharmaceuticals, Inc.(a)*	3,900	143,403
AMDL, Inc.(a)*	3,000	2,430
Arrowhead Research Corp.(a)*	5,800	3,248
Bio-Imaging Technologies, Inc.*	3,200	11,008
Bruker Corp.*	13,668	84,195
Caliper Life Sciences, Inc.(a)*	10,921	10,812
Cambrex Corp.*	5,900	13,452
Clinical Data, Inc.(a)*	7,573	81,788
CombiMatrix Corp.(a)*	502	3,926
Dionex Corp.(a)*	4,000	189,000
Enzo Biochem, Inc.(a)*	8,067	32,429
eResearchTechnology, Inc.*	11,450	60,227
Evotec AG, ADR(a)*	2,182	4,080
Exelixis, Inc.(a)*	25,100	115,460
Harvard Bioscience, Inc.*	6,881	20,505
Kendle International, Inc.(a)*	3,000	62,880
Luminex Corp.(a)*	8,700	157,644
Medivation, Inc.(a)*	6,300	115,101
Medtox Scientific, Inc.*	3,300	22,374
Nektar Therapeutics(a)*	23,478	126,547
Parexel International Corp.*	12,400	120,652
Sequenom, Inc.(a)*	13,133	186,751
SeraCare Life Sciences, Inc.*	3,373	1,450
Strategic Diagnostics, Inc.*	7,150	7,651
Varian, Inc.*	6,500	154,310
		1,874,387
Machinery — 3.1%
3D Systems Corp.*	5,100	33,609
Actuant Corp., Class A	11,400	117,762
Alamo Group, Inc.	2,000	21,320
Albany International Corp., Class A	6,000	54,300
Altra Holdings, Inc.*	4,400	17,072
American Railcar Industries, Inc.(a)	1,900	14,497
Ampco-Pittsburgh Corp.	2,200	29,172
Astec Industries, Inc.(a)*	5,000	131,150
Badger Meter, Inc.(a)	3,000	86,670
Baldwin Technology Co., Class A*	2,900	2,755
Barnes Group, Inc.	12,100	129,349
Basin Water, Inc.(a)*	3,700	3,256
Blount International, Inc.*	10,700	49,434
Briggs & Stratton Corp.(a)	11,900	196,350
Cascade Corp.(a)	2,400	42,312
Chart Industries, Inc.*	6,200	48,856
CIRCOR International, Inc.	3,400	76,568
CLARCOR, Inc.(a)	29	731
Columbus McKinnon Corp.*	3,900	34,008
Commercial Vehicle Group, Inc.*	4,200	2,310
Crane Co.	6,400	108,032
Dynamic Materials Corp.(a)	2,800	25,648
EnPro Industries, Inc.(a)*	4,600	78,660
ESCO Technologies, Inc.*	5,700	220,590
Federal Signal Corp.	10,659	56,173
Flanders Corp.*	5,805	23,452
Flow International Corp.*	9,100	14,742
FreightCar America, Inc.(a)	2,400	42,072
Gardner Denver, Inc.*	6,700	145,658
Gorman-Rupp Co/The(a)	3,125	61,875
Graco, Inc.	8,291	141,527
Greenbrier Cos, Inc.(a)	3,700	13,542
Hardinge, Inc.(a)	2,400	6,696
Hurco Cos, Inc.(a)*	1,000	10,630
Kadant, Inc.*	3,400	39,168
Kaydon Corp.(a)	6,200	169,446
Kennametal, Inc.	8,010	129,842
Key Technology, Inc.*	1,100	9,680
Lindsay Corp.(a)	2,500	67,500
Lydall, Inc.*	2,900	8,613
Manitex International, Inc.*	1,300	1,222
Met-Pro Corp.	4,417	35,999
Mfri, Inc.*	1,700	10,795
Middleby Corp.(a)*	4,140	134,260
Miller Industries, Inc.*	2,200	14,300
Mueller Industries, Inc.	8,400	182,196
Mueller Water Products, Inc., Class A	22,900	75,570
NACCO Industries, Inc., Class A	1,000	27,180
NN, Inc.	3,000	3,780
Nordson Corp.(a)	7,700	218,911
Omega Flex, Inc.(a)	1,500	24,165
Oshkosh Corp.(a)	5,200	35,048

	SHARES	VALUE
COMMON STOCKS (Continued)
Machinery (Continued)
PMFG, Inc.(a)*	1,700	$13,396
Portec Rail Products, Inc.	2,000	12,700
RBC Bearings, Inc.*	4,700	71,816
Robbins & Myers, Inc.	7,837	118,887
Sauer-Danfoss, Inc.(a)	10,900	26,596
Sun Hydraulics Corp.(a)	3,800	55,518
Supreme Industries, Inc., Class A	1,197	1,077
Tecumseh Products Co., Class A*	2,100	9,492
Tennant Co.	4,100	38,417
Timken Co.	10,460	146,022
Titan International, Inc.(a)	7,375	37,096
Toro Co.(a)	6,900	166,842
Twin Disc, Inc.(a)	2,200	15,224
Valmont Industries, Inc.(a)	1,800	90,378
Wabash National Corp.	8,200	10,086
Watts Water Technologies, Inc., Class A(a)	7,500	146,700
Xerium Technologies, Inc.*	9,414	6,308
		4,195,008
Marine — 0.2%
Alexander & Baldwin, Inc.	5,800	110,374
American Commercial Lines, Inc.*	11,400	36,138
Eagle Bulk Shipping, Inc.(a)	10,600	45,050
Genco Shipping & Trading Ltd.(a)	3,500	43,190
Horizon Lines, Inc., Class A(a)	6,800	20,604
Kirby Corp.(a)*	1,300	34,632
		289,988
Media — 1.0%
4Kids Entertainment, Inc.(a)*	2,900	3,190
AH Belo Corp., Class A	4,580	4,488
Alloy, Inc.*	3,420	14,364
Arbitron, Inc.	5,900	88,559
Ballantyne of Omaha, Inc.*	3,464	7,482
Beasley Broadcasting Group, Inc., Class A	1,657	3,496
Belo Corp., Class A	19,900	12,139
Carmike Cinemas, Inc.(a)	2,800	7,252
Cinemark Holdings, Inc.	14,200	133,338
Cox Radio, Inc., Class A*	5,100	20,910
Crown Media Holdings, Inc., Class A(a)*	17,800	36,312
Cumulus Media, Inc., Class A(a)*	6,400	6,464
EDCI Holdings, Inc.*	1,485	6,222
Entercom Communications Corp., Class A(a)	5,260	5,786
Entravision Communications Corp.*	9,100	2,366
EW Scripps Co., Class A(a)	3,000	4,050
Fisher Communications, Inc.	1,100	10,736
Global Traffic Network, Inc.*	1,500	4,545
Harris Interactive, Inc.*	14,810	3,703
Harte-Hanks, Inc.(a)	19,600	104,860
Hearst-Argyle Television, Inc.(a)	4,500	18,720
Journal Communications, Inc., Class A	10,000	7,500
Knology, Inc.(a)*	9,095	37,472
Lakes Entertainment, Inc.(a)*	4,300	8,815
Lee Enterprises, Inc.(a)	8,463	2,370
Lin TV Corp., Class A*	6,700	7,504
Live Nation, Inc.(a)*	15,700	41,919
LodgeNet Interactive Corp.(a)*	6,600	10,494
Martha Stewart Living Omnimedia, Class A(a)*	5,600	13,944
Media General, Inc., Class A(a)	5,000	9,600
Mediacom Communications Corp., Class A*	13,700	55,211
Meredith Corp.(a)	5,000	83,200
National CineMedia, Inc.	5,863	77,274
New Frontier Media, Inc.(a)*	7,900	13,035
New Motion, Inc.(a)*	2,163	2,617
New York Times Co/The, Class A(a)	20,000	90,400
Outdoor Channel Holdings, Inc.(a)*	9,100	62,062
Playboy Enterprises, Inc., Class B(a)*	5,900	11,623
Primedia, Inc.(a)	12,100	29,887
RCN Corp.*	8,400	31,080
Rentrak Corp.*	1,900	17,100
Saga Communications, Inc.*	837	3,147
Salem Communications Corp., Class A*	3,500	1,960
Scholastic Corp.	8,100	122,067
Sinclair Broadcast Group, Inc., Class A(a)	10,500	10,815
Valassis Communications, Inc.*	10,800	16,956
Voyager Learning Co.*	6,300	7,308
Warner Music Group Corp.*	20,000	47,000
World Wrestling Entertainment, Inc., Class A(a)	3,500	40,390
WPT Enterprises, Inc.(a)*	2,059	1,174
Xanadoo Co.(a)*	10	2,010
		1,364,916
Metals & Mining — 0.9%
A.M. Castle & Co.	5,100	45,492
AMCOL International Corp.(a)	6,800	100,912
Brush Engineered Materials, Inc.*	4,600	63,802
Carpenter Technology Corp.	4,000	56,480
Friedman Industries	700	3,465
General Moly, Inc.(a)*	13,500	14,310
Haynes International, Inc.(a)*	2,200	39,204
Hecla Mining Co.(a)*	28,800	57,600
Horsehead Holding Corp.*	3,474	19,107
Kaiser Aluminum Corp.	4,533	104,803
Mines Management, Inc.(a)*	8,088	15,529
Olympic Steel, Inc.(a)	2,400	36,408
Royal Gold, Inc.(a)	3,700	173,012
RTI International Metals, Inc.*	5,200	60,840
Schnitzer Steel Industries, Inc., Class A	1,740	54,619
Solitario Exploration & Royalty Corp.*	1,000	1,275
Stillwater Mining Co.(a)*	21,000	77,700
Titanium Metals Corp.	10,800	59,076
Universal Stainless & Alloy*	1,400	13,538
US Gold Corp.*	800	1,632
Worthington Industries, Inc.(a)	17,700	154,167
		1,152,971
Multi-Utilities — 0.6%
Avista Corp.	12,400	170,872
Black Hills Corp.	7,800	139,542
CH Energy Group, Inc.	3,800	178,220
Florida Public Utilities Co.	1,185	11,577
NorthWestern Corp.	8,500	182,580
PNM Resources, Inc.	17,350	143,311
		826,102
Multiline Retail — 0.2%
99 Cents Only Stores(a)*	9,500	87,780
Bon-Ton Stores, Inc/The(a)	2,700	4,725
Dillard's, Inc., Class A(a)	14,700	83,790
Duckwall-ALCO Stores, Inc.*	200	1,899
Fred's, Inc.	8,987	101,374
Gottschalks, Inc.*	3,300	112
Retail Ventures, Inc.*	9,900	15,048

	SHARES	VALUE
COMMON STOCKS (Continued)
Multiline Retail (Continued)
Tuesday Morning Corp.*	4,800	$6,096
		300,824
Office Electronics — 0.1%
Zebra Technologies Corp., Class A*	8,240	156,725

Oil, Gas & Consumable Fuels — 2.3%
Abraxas Petroleum Corp.(a)*	19,200	19,776
Adams Resources & Energy, Inc.	900	12,609
Alon USA Energy, Inc.(a)	10,500	143,850
American Oil & Gas, Inc.*	12,900	9,933
Approach Resources, Inc.*	1,900	11,780
Arena Resources, Inc.(a)*	8,200	208,936
Atlas America, Inc.(a)	8,808	77,070
ATP Oil & Gas Corp.(a)*	8,100	41,553
Berry Petroleum Co., Class A(a)	9,600	105,216
Bill Barrett Corp.(a)*	8,600	191,264
BPZ Resources, Inc.(a)*	17,000	62,900
Brigham Exploration Co.(a)*	10,500	19,950
Callon Petroleum Co.(a)*	3,700	4,033
Cano Petroleum, Inc.(a)*	9,900	4,257
Carrizo Oil & Gas, Inc.(a)*	6,200	55,056
Cheniere Energy, Inc.(a)*	11,400	48,564
Clayton Williams Energy, Inc.*	2,100	61,404
Clean Energy Fuels Corp.(a)*	1,900	11,571
Contango Oil & Gas Co.(a)*	3,500	137,200
CREDO Petroleum Corp.(a)*	1,000	7,470
Crosstex Energy, Inc.	6,060	9,938
Crusader Energy Group, Inc.(a)*	26,800	4,288
Delek US Holdings, Inc.	12,078	125,128
Delta Petroleum Corp.(a)*	16,219	19,463
Double Eagle Petroleum Co.(a)*	1,438	7,434
Edge Petroleum Corp.(a)*	6,800	1,321
Encore Acquisition Co.*	5,611	130,568
Energy Partners Ltd.*	6,800	612
Evolution Petroleum Corp.*	6,400	12,160
FieldPoint Petroleum Corp.(a)*	1,200	2,016
FX Energy, Inc.(a)*	8,650	24,047
General Maritime Corp.	5,896	41,272
GeoMet, Inc.*	4,682	2,716
GeoPetro Resources Co.(a)*	5,700	1,881
Georesources, Inc.*	2,300	15,456
GMX Resources, Inc.(a)*	2,600	16,900
Goodrich Petroleum Corp.(a)*	5,932	114,843
Gulfport Energy Corp.(a)*	9,638	22,360
Harvest Natural Resources, Inc.(a)*	7,400	25,086
HKN, Inc.*	2,400	3,552
Holly Corp.	6,400	135,680
Houston American Energy Corp.(a)	8,700	16,182
Hyperdynamics Corp.(a)*	5,500	1,815
International Coal Group, Inc.(a)*	19,900	32,039
James River Coal Co.*	3,300	40,722
Mariner Energy, Inc.(a)*	9,965	77,229
McMoRan Exploration Co.*	12,200	57,340
Meridian Resource Corp.*	21,400	4,494
National Coal Corp.*	9,600	13,056
Northern Oil And Gas, Inc.*	4,200	15,120
Overseas Shipholding Group, Inc.(a)	3,700	83,879
Panhandle Oil and Gas, Inc.	600	10,272
Parallel Petroleum Corp.*	8,300	10,624
Penn Virginia Corp.	3,800	41,724
Petroleum Development Corp.(a)*	2,800	33,068
Petroquest Energy, Inc.(a)*	11,000	26,400
Rosetta Resources, Inc.*	11,700	57,915
St. Mary Land & Exploration Co.	1,200	15,876
Stone Energy Corp.(a)*	8,876	29,557
Swift Energy Co.(a)*	6,900	50,370
Syntroleum Corp.*	15,000	21,900
Teton Energy Corp.*	3,200	1,248
Toreador Resources Corp.(a)*	4,300	10,793
Tri-Valley Corp.(a)*	5,600	6,384
TXCO Resources, Inc.(a)*	7,300	3,008
Uranium Resources, Inc.(a)*	11,500	5,405
USEC, Inc.(a)*	21,000	100,800
Vaalco Energy, Inc.*	13,164	69,638
Venoco, Inc.*	6,100	20,008
Warren Resources, Inc.*	14,000	13,440
Western Refining, Inc.(a)	5,500	65,670
Westmoreland Coal Co.*	2,000	14,340
World Fuel Services Corp.(a)	6,600	208,758
		3,110,187
Paper & Forest Products — 0.3%
AbitibiBowater, Inc.(a)*	2,594	1,427
Buckeye Technologies, Inc.*	8,700	18,531
Deltic Timber Corp.(a)	2,800	110,348
Glatfelter	8,400	52,416
Louisiana-Pacific Corp.(a)	25,600	57,088
Neenah Paper, Inc.	3,300	11,979
Schweitzer-Mauduit International, Inc.	3,100	57,226
Wausau Paper Corp.	11,200	58,912
		367,927
Personal Products — 0.7%
Bare Escentuals, Inc.*	11,900	48,790
CCA Industries, Inc.	556	1,607
Chattem, Inc.*	4,400	246,620
Elizabeth Arden, Inc.*	10,900	63,547
Integrated Biopharma, Inc.(a)*	2,000	140
Inter Parfums, Inc.(a)	6,250	36,437
Mannatech, Inc.(a)	7,700	25,641
Medifast, Inc.*	3,300	13,695
Natural Alternatives International, Inc.*	1,000	6,190
Natures Sunshine Products, Inc.(a),(c)	2,700	12,029
NBTY, Inc.*	18,400	259,072
Nu Skin Enterprises, Inc., Class A	9,400	98,606
Nutraceutical International Corp.*	2,300	15,410
Parlux Fragrances, Inc.(a)*	5,787	4,977
Physicians Formula Holdings, Inc.*	1,300	2,548
Prestige Brands Holdings, Inc.*	11,200	58,016
Reliv International, Inc.	3,500	12,215
Revlon, Inc., Class A(a)*	9,354	23,198
USANA Health Sciences, Inc.(a)*	3,400	76,024
		1,004,762
Pharmaceuticals — 1.6%
Adolor Corp.*	10,556	21,534
Akorn, Inc.(a)*	20,100	17,286
Alexza Pharmaceuticals, Inc.(a)*	6,700	14,807
Ardea Biosciences, Inc.*	1,933	19,891
Auxilium Pharmaceuticals, Inc.(a)*	9,500	263,340
BioMimetic Therapeutics, Inc.(a)*	4,400	31,240
Cadence Pharmaceuticals, Inc.(a)*	10,200	95,676
Caraco Pharmaceutical Laboratories Ltd.*	7,700	27,104
Columbia Laboratories, Inc.(a)*	10,900	15,696
Corcept Therapeutics, Inc.(a)*	4,500	5,355
CPEX Pharmaceuticals, Inc.(a)*	490	3,582
Cypress Bioscience, Inc.*	8,500	60,435

	SHARES	VALUE
COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
Depomed, Inc.(a)*	11,500	$27,140
Discovery Laboratories, Inc.(a)*	20,272	24,732
Durect Corp.*	16,600	37,018
Emisphere Technologies, Inc.(a)*	6,080	4,104
Hi-Tech Pharmacal Co., Inc.(a)*	2,678	15,265
Hollis-Eden Pharmaceuticals*	5,500	2,640
iBioPharma, Inc.*	2,200	440
Impax Laboratories, Inc.(a)*	10,500	55,020
Inspire Pharmaceuticals, Inc.*	11,450	46,487
ISTA Pharmaceuticals, Inc.(a)*	10,950	19,272
Javelin Pharmaceuticals, Inc.(a)*	11,000	15,840
KV Pharmaceutical Co., Class B*	700	1,820
KV Pharmaceutical Co., Class A(a)*	7,700	12,705
Lannett Co., Inc.*	4,650	25,110
Matrixx Initiatives, Inc.(a)*	2,400	39,360
Medicines Co/The*	10,600	114,904
Medicis Pharmaceutical Corp., Class A(a)	12,800	158,336
MiddleBrook Pharmaceuticals, Inc.(a)*	13,473	18,323
Noven Pharmaceuticals, Inc.*	5,700	54,036
Obagi Medical Products, Inc.*	2,000	10,760
Optimer Pharmaceuticals, Inc.(a)*	3,522	46,455
Pain Therapeutics, Inc.(a)*	19,800	83,160
Par Pharmaceutical Cos., Inc.*	7,800	73,866
Pozen, Inc.(a)*	6,700	41,004
Questcor Pharmaceuticals, Inc.*	14,600	71,832
Quigley Corp/The(a)*	3,100	14,322
Repros Therapeutics, Inc.(a)*	2,800	16,632
Salix Pharmaceuticals Ltd.(a)*	11,000	104,500
Santarus, Inc.*	16,900	27,209
Somaxon Pharmaceuticals, Inc.(a)*	3,500	1,190
Spectrum Pharmaceuticals, Inc.(a)*	12,000	21,000
Sucampo Pharmaceuticals, Inc., Class A*	1,270	7,785
SuperGen, Inc.*	17,300	31,313
Viropharma, Inc.*	25,800	135,450
Vivus, Inc.(a)*	15,600	67,392
XenoPort, Inc.(a)*	5,200	100,672
		2,103,040
Professional Services — 1.5%
Acacia Research - Acacia Technologies*	16,940	69,115
Administaff, Inc.(a)	5,700	120,441
Advisory Board Co/The*	3,600	59,688
Barrett Business Services, Inc.	2,100	20,202
CBIZ, Inc.(a)*	15,700	109,429
CDI Corp.	3,800	36,936
Competitive Technologies, Inc.(a)*	1,800	2,160
COMSYS IT Partners, Inc.(a)*	4,800	10,608
Corporate Executive Board Co/The	4,100	59,450
CoStar Group, Inc.(a)*	2,764	83,611
CRA International, Inc.*	2,200	41,536
Diamond Management & Technology Consultants, Inc.	7,300	18,615
Duff & Phelps Corp., Class A*	954	15,026
Exponent, Inc.*	1,900	48,127
First Advantage Corp., Class A*	2,000	27,560
Franklin Covey Co.*	4,000	17,560
GP Strategies Corp.*	3,599	12,812
Heidrick & Struggles International, Inc.	3,700	65,638
Hill International, Inc.(a)*	9,200	27,968
Hudson Highland Group, Inc.*	5,400	5,994
Huron Consulting Group, Inc.(a)*	4,080	173,114
ICF International, Inc.(a)*	1,100	25,267
Kelly Services, Inc., Class A	6,800	54,740
Kforce, Inc.*	10,079	70,855
Korn/Ferry International*	10,100	91,506
LECG Corp.*	5,200	13,208
Monster Worldwide, Inc.(a)*	9,500	77,425
MPS Group, Inc.*	20,800	123,760
National Technical Systems, Inc.	1,400	4,144
Navigant Consulting, Inc.*	13,900	181,673
Odyssey Marine Exploration, Inc.(a)*	10,650	36,104
On Assignment, Inc.*	12,485	33,834
RCM Technologies, Inc.*	2,600	2,678
Resources Connection, Inc.(a)*	6,315	95,230
School Specialty, Inc.(a)*	4,200	73,878
SmartPros Ltd.(a)*	1,000	2,620
Spherion Corp.*	11,700	24,336
TeamStaff, Inc.*	488	659
Thomas Group, Inc.*	1,300	1,066
TrueBlue, Inc.(a)*	10,062	83,012
Volt Information Sciences, Inc.(a)*	4,949	32,911
VSE Corp.	850	22,695
		2,077,191
Real Estate Management & Development — 0.2%
Avatar Holdings, Inc.*	1,100	16,478
CONSOLIDATED-TOMOKA LAND Co.(a)	1,100	32,670
Forestar Group, Inc.(a)*	200	1,530
Grubb & Ellis Co.(a)	6,200	3,906
Jones Lang LaSalle, Inc.(a)	3,800	88,388
Market Leader, Inc.*	4,700	6,909
Maui Land & Pineapple Co., Inc.(a)*	1,800	15,282
Tejon Ranch Co.(a)*	3,300	68,211
Thomas Properties Group, Inc.	5,500	6,490
ZipRealty, Inc.*	4,510	13,169
		253,033
Road & Rail — 1.4%
Amerco, Inc.(a)*	4,600	154,238
Arkansas Best Corp.(a)	5,700	108,414
Avis Budget Group, Inc.*	12,500	11,375
Celadon Group, Inc.*	5,010	27,806
Con-way, Inc.	6,460	115,828
Covenant Transportation Group, Inc., Class A(a)*	1,500	2,940
Frozen Food Express Industries	5,100	15,300
Genesee & Wyoming, Inc., Class A*	7,225	153,531
Heartland Express, Inc.(a)	23,624	349,871
Knight Transportation, Inc.(a)	20,700	313,812
Marten Transport Ltd.*	4,300	80,324
Old Dominion Freight Line, Inc.(a)*	8,352	196,188
P.A.M. Transportation Services, Inc.*	3,196	17,546
Quality Distribution, Inc.*	4,600	9,108
Saia, Inc.*	2,100	25,095
Universal Truckload Services, Inc.	3,300	47,322
USA Truck, Inc.*	1,900	24,567
Werner Enterprises, Inc.(a)	17,675	267,246
YRC Worldwide, Inc.(a)*	6,900	30,981
		1,951,492
Semiconductors & Semiconductor Equipment — 4.6%
Actel Corp.*	5,500	55,660
Advanced Analogic Technologies, Inc.(a)*	9,300	33,480
Advanced Energy Industries, Inc.*	9,400	70,782
Aehr Test Systems(a)*	1,200	1,464
Aetrium, Inc.*	2,200	3,234
Amkor Technology, Inc.(a)*	21,900	58,692

	SHARES	VALUE
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Amtech Systems, Inc.*	2,200	$7,106
Anadigics, Inc.(a)*	14,200	29,394
Applied Micro Circuits Corp.*	14,675	71,321
Asyst Technologies, Inc.*	11,300	3,164
Atheros Communications, Inc.(a)*	8,400	123,144
ATMI, Inc.(a)*	7,200	111,096
AXT, Inc.*	12,200	10,370
Brooks Automation, Inc.*	14,274	65,803
Cabot Microelectronics Corp.*	5,200	124,956
California Micro Devices Corp.*	5,100	12,393
Cascade Microtech, Inc.(a)*	2,800	9,044
Cavium Networks, Inc.(a)*	3,700	42,698
Ceva, Inc.*	4,175	30,394
Cirrus Logic, Inc.*	14,700	55,272
Cohu, Inc.	5,200	37,440
Conexant Systems, Inc.(a)*	4,443	2,888
Cymer, Inc.(a)*	6,700	149,142
Cypress Semiconductor Corp.(a)*	12,700	85,979
Diodes, Inc.(a)*	9,250	98,143
DSP Group, Inc.*	6,800	29,376
Emcore Corp.(a)*	17,500	13,125
Entegris, Inc.*	32,288	27,768
Exar Corp.*	11,669	72,815
Fairchild Semiconductor International, Inc.*	23,600	88,028
FEI Co.*	8,400	129,612
Formfactor, Inc.(a)*	10,700	192,814
GSI Technology, Inc.*	6,498	16,440
Hifn, Inc.*	3,400	13,464
Hittite Microwave Corp.*	6,700	209,040
Ikanos Communications, Inc.(a)*	6,500	9,230
Integrated Device Technology, Inc.*	30,300	137,865
Integrated Silicon Solution, Inc.*	5,884	8,885
International Rectifier Corp.*	7,900	106,729
IXYS Corp.	7,000	56,420
Kopin Corp.*	16,230	37,654
Kulicke & Soffa Industries, Inc.(a)*	12,100	31,702
Lattice Semiconductor Corp.*	25,959	35,823
LTX-Credence Corp.*	1	0
Mattson Technology, Inc.*	14,200	11,942
Micrel, Inc.	15,500	109,120
Microsemi Corp.*	18,291	212,176
Microtune, Inc.*	12,694	23,103
Mindspeed Technologies, Inc.(a)*	6,180	7,663
MIPS Technologies, Inc., Class A*	16,600	48,638
MKS Instruments, Inc.*	11,075	162,470
Monolithic Power Systems, Inc.*	7,600	117,800
MoSys, Inc.(a)*	6,400	12,160
Nanometrics, Inc.(a)*	4,500	5,400
Netlogic Microsystems, Inc.*	1,100	30,228
Novellus Systems, Inc.(a)*	12,678	210,835
Omnivision Technologies, Inc.(a)*	11,500	77,280
PDF Solutions, Inc.*	8,100	12,798
Pericom Semiconductor Corp.*	5,500	40,205
Pixelworks, Inc.*	1,133	702
PLX Technology, Inc.*	6,900	14,973
PMC - Sierra, Inc.*	49,800	317,724
Power Integrations, Inc.	6,500	111,800
QuickLogic Corp.*	10,100	17,877
Rambus, Inc.*	17,400	164,604
Ramtron International Corp.*	10,700	10,700
RF Micro Devices, Inc.*	21,019	27,955
Rudolph Technologies, Inc.*	6,058	18,356
Semitool, Inc.*	6,600	18,348
Semtech Corp.*	13,910	185,698
Sigma Designs, Inc.(a)*	5,900	73,396
Silicon Image, Inc.*	16,700	40,080
Silicon Laboratories, Inc.*	10,450	275,880
Silicon Storage Technology, Inc.*	23,800	39,270
SiRF Technology Holdings, Inc.(a)*	13,200	30,360
Skyworks Solutions, Inc.*	37,300	300,638
SRS Labs, Inc.*	3,700	18,204
Standard Microsystems Corp.*	5,000	93,000
Supertex, Inc.(a)*	2,900	66,990
Techwell, Inc.*	4,800	30,288
Teradyne, Inc.*	18,900	82,782
Tessera Technologies, Inc.*	11,500	153,755
Trident Microsystems, Inc.*	14,033	20,488
TriQuint Semiconductor, Inc.*	32,800	81,016
Ultra Clean Holdings*	5,100	5,457
Ultratech, Inc.*	5,300	66,197
Varian Semiconductor Equipment Associates, Inc.(a)*	7,820	169,381
Veeco Instruments, Inc.*	6,900	46,023
Virage Logic Corp.*	4,635	15,064
Volterra Semiconductor Corp.*	5,300	44,732
White Electronic Designs Corp.*	4,500	18,045
Zilog, Inc.*	3,100	7,285
Zoran Corp.*	14,761	129,897
		6,288,632
Software — 5.2%
Access Integrated Technologies, Inc., Class A(a)*	5,800	3,596
ACI Worldwide, Inc.(a)*	7,900	148,125
Actuate Corp.*	14,300	43,758
Adept Technology, Inc.*	1,000	3,910
Advent Software, Inc.(a)*	6,100	203,191
American Software, Inc., Class A	5,100	26,877
Ariba, Inc.*	18,950	165,433
Aspen Technology, Inc.*	22,500	157,275
Blackbaud, Inc.	12,954	150,396
Blackboard, Inc.(a)*	7,101	225,386
Borland Software Corp.(a)*	16,800	7,728
Bottomline Technologies, Inc.*	5,700	37,506
Bsquare Corp.*	2,300	3,910
Cadence Design Systems, Inc.*	5,400	22,680
Callidus Software, Inc.(a)*	6,600	19,140
CallWave, Inc.(a)*	5,700	4,959
Catapult Communications Corp.*	3,261	22,729
Clarus Corp.*	1,900	7,315
Commvault Systems, Inc.*	5,900	64,723
Concur Technologies, Inc.(a)*	8,175	156,878
DemandTec, Inc.*	2,200	19,250
Digimarc Corp.(a)*	1,256	12,208
Double-Take Software, Inc.*	2,600	17,576
Dynamics Research Corp.*	2,200	15,928
Ebix, Inc.*	718	17,842
Entrust, Inc.(a)*	13,850	20,914
Epicor Software Corp.(a)*	20,200	76,962
EPIQ Systems, Inc.(a)*	8,450	152,354
ePlus, Inc.(a)*	1,200	14,028
Fair Isaac Corp.(a)	10,900	153,363
FalconStor Software, Inc.*	11,650	27,844
Glu Mobile, Inc.*	3,800	1,938
GSE Systems, Inc.*	2,896	17,231
Guidance Software, Inc.*	4,600	18,768
i2 Technologies, Inc.(a)*	4,900	38,710
Informatica Corp.*	19,700	261,222

	SHARES	VALUE
COMMON STOCKS (Continued)
Software (Continued)
Interactive Intelligence, Inc.(a)*	3,800	$34,428
Jack Henry & Associates, Inc.	9,619	156,982
JDA Software Group, Inc.*	7,000	80,850
Kenexa Corp.*	5,100	27,489
Lawson Software, Inc.*	36,700	155,975
Macrovision Solutions Corp.(a)*	20,312	361,350
Magma Design Automation, Inc.(a)*	11,500	8,625
Manhattan Associates, Inc.*	5,462	94,602
Mentor Graphics Corp.*	20,800	92,352
Micros Systems, Inc.*	10,400	195,000
MicroStrategy, Inc., Class A*	2,101	71,833
Monotype Imaging Holdings, Inc.*	1,700	6,358
MSC.Software Corp.*	10,200	57,528
Netscout Systems, Inc.*	8,185	58,605
NetSuite, Inc.(a)*	3,600	40,536
Novell, Inc.*	37,787	160,973
NYFIX, Inc.(a)*	5,600	6,216
Opnet Technologies, Inc.*	8,654	75,030
Parametric Technology Corp.*	22,494	224,490
Pegasystems, Inc.	8,200	152,274
Pervasive Software, Inc.*	5,000	19,500
Phoenix Technologies Ltd.*	6,950	11,259
PLATO Learning, Inc.*	5,000	8,900
Progress Software Corp.*	9,300	161,448
PROS Holdings, Inc.*	2,440	11,346
QAD, Inc.(a)	12,200	30,866
Quality Systems, Inc.(a)	11,355	513,814
Quest Software, Inc.*	24,400	309,392
Radiant Systems, Inc.*	7,100	31,311
Renaissance Learning, Inc.(a)	6,522	58,502
Scientific Learning Corp.*	6,000	10,800
Simulations Plus, Inc.*	800	720
Smith Micro Software, Inc.*	6,500	33,995
Soapstone Networks, Inc.*	2,900	10,382
Sonic Solutions, Inc.(a)*	6,000	7,200
Sourcefire, Inc.*	1,900	13,832
SourceForge, Inc.(a)*	13,500	11,205
SPSS, Inc.*	4,132	117,473
SuccessFactors, Inc.(a)*	5,500	41,965
SumTotal Systems, Inc.*	7,800	13,182
Symyx Technologies*	7,400	32,930
Synchronoss Technologies, Inc.*	7,100	87,046
Take-Two Interactive Software, Inc.	16,800	140,280
Taleo Corp., Class A*	2,870	33,923
TeleCommunication Systems, Inc., Class A(a)*	9,200	84,364
THQ, Inc.*	11,550	35,112
TIBCO Software, Inc.*	41,462	243,382
TiVo, Inc.(a)*	25,827	181,822
Tyler Technologies, Inc.(a)*	8,205	120,039
Ulticom, Inc.*	8,240	45,320
Ultimate Software Group, Inc.(a)*	5,500	94,930
Unica Corp.(a)*	3,950	19,079
Verint Systems, Inc.*	6,100	21,350
Wind River Systems, Inc.*	17,600	112,640
		7,072,458
Specialty Retail — 3.7%
A.C. Moore Arts & Crafts, Inc.*	5,100	9,639
Aaron Rents, Inc.(a)	11,000	293,260
America's Car-Mart, Inc.(a)*	2,516	34,192
AnnTaylor Stores Corp.*	10,600	55,120
Asbury Automotive Group, Inc.	7,200	31,032
Bakers Footwear Group, Inc.*	400	166
Barnes & Noble, Inc.(a)	12,300	262,974
Bebe Stores, Inc.(a)	20,000	133,400
Big 5 Sporting Goods Corp.(a)	2,900	17,023
Blockbuster, Inc., Class A(a)*	32,000	23,040
Books-A-Million, Inc.(a)	3,700	17,020
Borders Group, Inc.*	2,800	1,764
Boyds Collection Ltd.(a),(b),(c)	10,600	0
Brown Shoe Co., Inc.(a)	9,550	35,812
Buckle, Inc/The(a)	9,375	299,344
Build-A-Bear Workshop, Inc.*	3,900	23,673
Cabela's, Inc.(a)*	15,000	136,650
Cache, Inc.*	3,000	8,640
Casual Male Retail Group, Inc.(a)*	5,800	2,842
Cato Corp/The, Class A	7,100	129,788
Charlotte Russe Holding, Inc.*	5,500	44,825
Charming Shoppes, Inc.(a)*	23,000	32,200
Chico's FAS, Inc.*	16,000	85,920
Childrens Place Retail Stores Inc/The(a)*	6,000	131,340
Christopher & Banks Corp.	7,937	32,462
Citi Trends, Inc.(a)*	3,000	68,670
Coldwater Creek, Inc.(a)*	20,488	51,425
Collective Brands, Inc.(a)*	13,100	127,594
Conn's, Inc.(a)*	5,100	71,604
Cost Plus, Inc.*	4,685	4,451
Destination Maternity Corp.(a)*	1,400	8,834
Dress Barn, Inc.(a)*	13,600	167,144
DSW, Inc., Class A(a)*	2,298	21,348
Finish Line/The, Class A	8,082	53,503
Footstar, Inc.	1,300	3,874
Friedmans, Inc., Class A(b),(c)	1,600	0
Gander Mountain Co.(a)*	4,643	13,511
Genesco, Inc.(a)*	4,900	92,267
Golfsmith International Holdings, Inc.*	1,600	1,584
Group 1 Automotive, Inc.(a)	4,900	68,453
Gymboree Corp.(a)*	6,500	138,775
Haverty Furniture Cos, Inc.(a)	3,600	37,908
hhgregg, Inc.(a)*	3,534	50,006
Hibbett Sports, Inc.(a)*	6,450	123,969
HOT Topic, Inc.(a)*	5,675	63,503
Jo-Ann Stores, Inc.(a)*	5,100	83,334
Jos. A. Bank Clothiers, Inc.(a)*	3,475	96,640
Kirkland's, Inc.*	4,300	20,984
Lithia Motors, Inc., Class A(a)	1,831	4,120
Lumber Liquidators, Inc.(a)*	2,000	25,500
MarineMax, Inc.(a)*	4,100	8,036
Men's Wearhouse, Inc/The(a)	5,700	86,298
Midas, Inc.*	3,000	23,760
Monro Muffler, Inc.	4,500	122,985
New York & Co., Inc.*	11,900	42,245
OfficeMax, Inc.	9,100	28,392
Pacific Sunwear Of California*	14,775	24,526
Penske Auto Group, Inc.(a)	18,700	174,471
PEP Boys-Manny Moe & Jack(a)	11,700	51,597
Pier 1 Imports, Inc.(a)*	34,700	19,432
Pomeroy IT Solutions, Inc.*	2,000	7,480
RadioShack Corp.	13,580	116,381
Rent-A-Center, Inc.*	7,973	154,437
Rex Stores Corp.(a)*	1,575	16,884
Sally Beauty Holdings, Inc.(a)*	23,600	134,048
Shoe Carnival, Inc.*	1,240	12,834
Sonic Automotive, Inc., Class A(a)	6,280	10,048
Stage Stores, Inc.	8,600	86,688
Stein Mart, Inc.*	8,030	23,207
Systemax, Inc.(a)*	7,400	95,608

	SHARES	VALUE
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Talbots, Inc.(a)	6,600	$23,166
Tandy Leather Factory, Inc.*	2,200	4,565
Tractor Supply Co.(a)*	7,050	254,223
Trans World Entertainment(a)*	5,400	3,294
Tween Brands, Inc.(a)*	5,600	11,984
Ulta Salon Cosmetics & Fragrance, Inc.(a)*	6,390	42,302
West Marine, Inc.(a)*	1,505	8,052
Wet Seal, Inc/The*	20,875	70,140
Zale Corp.(a)*	7,200	14,040
Zumiez, Inc.(a)*	6,000	58,200
		4,970,450
Textiles, Apparel & Luxury Goods — 1.8%
American Apparel, Inc.(a)*	9,500	27,740
Carter's, Inc.*	14,200	267,102
Cherokee, Inc.	700	10,920
Columbia Sportswear Co.(a)	8,700	260,304
Culp, Inc.*	2,400	7,392
Deckers Outdoor Corp.(a)*	2,600	137,904
Delta Apparel, Inc.*	1,100	4,763
Fossil, Inc.*	9,300	146,010
G-III Apparel Group Ltd.*	3,500	19,320
Hanesbrands, Inc.(a)*	4,700	44,979
Heelys, Inc.	2,200	3,762
Iconix Brand Group, Inc.(a)*	13,100	115,935
Jones Apparel Group, Inc.	18,800	79,336
K-Swiss, Inc., Class A(a)	5,700	48,678
Kenneth Cole Productions, Inc., Class A(a)	2,300	14,697
Lakeland Industries, Inc.*	440	2,380
Maidenform Brands, Inc.*	5,100	46,716
Movado Group, Inc.(a)	4,000	30,160
Oxford Industries, Inc.(a)	3,600	22,212
Perry Ellis International, Inc.*	3,000	10,380
Phillips-Van Heusen Corp.	5,700	129,276
Quiksilver, Inc.*	28,800	36,864
R.G. Barry Corp.*	1,900	11,381
Rocky Brands, Inc.(a)*	1,000	3,500
Skechers U.S.A., Inc., Class A*	6,800	45,356
Steven Madden Ltd.*	4,900	92,022
Tandy Brands Accessories, Inc.	1,300	2,093
Timberland Co/The, Class A*	10,360	123,699
True Religion Apparel, Inc.(a)*	5,400	63,774
Under Armour, Inc., Class A(a)*	3,600	59,148
Unifi, Inc.*	13,600	8,704
Unifirst Corp.	3,000	83,520
Volcom, Inc.(a)*	4,900	47,530
Warnaco Group, Inc/The*	10,500	252,000
Wolverine World Wide, Inc.	11,000	171,380
		2,430,937
Thrifts & Mortgage Finance — 2.1%
Abington Bancorp, Inc.(a)	5,000	41,400
American Bancorp of New Jersey(a)	2,500	23,625
Anchor Bancorp Wisconsin, Inc.(a)	4,900	6,615
Atlantic Coast Federal Corp.(a)	2,500	7,000
Bank Mutual Corp.	6,786	61,481
BankAtlantic Bancorp, Inc., Class A(a)	2,000	4,020
BankFinancial Corp.	4,900	48,853
Beneficial Mutual Bancorp, Inc.*	9,075	89,389
Berkshire Hills Bancorp, Inc.	2,400	55,008
BofI Holding, Inc.(a)*	700	3,710
Brookline Bancorp, Inc.	14,148	134,406
CFS Bancorp, Inc.	1,800	7,020
Charter Financial Corp.(a)	2,028	17,745
Citizens Community Bancorp, Inc.	400	2,476
Citizens First Bancorp, Inc.	1,800	1,962
Citizens South Banking Corp.	1,200	6,288
Clifton Savings Bancorp, Inc.(a)	3,000	30,000
Corus Bankshares, Inc.(a)*	12,700	3,429
Danvers Bancorp, Inc.	1,000	13,810
Dime Community Bancshares	10,050	94,269
ESSA Bancorp, Inc.(a)	1,900	25,289
Federal Agricultural Mortgage Corp., Class C(a)	1,400	3,752
First Defiance Financial Corp.	1,000	6,040
First Federal Bancshares of Arkansas, Inc.	500	2,350
First Federal of Northern Michigan Bancorp, Inc.	300	297
First Financial Holdings, Inc.(a)	2,800	21,420
First Financial Northwest, Inc.	2,100	17,514
First Financial Service Corp.(a)	440	4,924
First Pactrust Bancorp, Inc.	200	1,350
First Place Financial Corp.	2,900	9,744
FirstFed Financial Corp.(a)*	97	35
Flagstar Bancorp, Inc.(a)*	8,880	6,660
Flushing Financial Corp.	4,700	28,294
HF Financial Corp.	110	1,403
Home Federal Bancorp, Inc.	4,062	35,461
K-Fed Bancorp	2,875	22,684
Kearny Financial Corp.(a)	17,221	180,476
Legacy Bancorp, Inc.	2,500	23,925
Meridian Interstate Bancorp, Inc.*	1,600	13,472
New England Bancshares, Inc.	1,000	6,180
New Hampshire Thrift Bancshares, Inc.	200	1,450
NewAlliance Bancshares, Inc.	33,500	393,290
Northeast Community Bancorp, Inc.	2,200	16,280
Northwest Bancorp, Inc.	12,000	202,800
OceanFirst Financial Corp.	2,752	28,125
Ocwen Financial Corp.(a)*	18,400	210,312
Oritani Financial Corp.*	5,273	73,822
PMI Group, Inc/The(a)	3,800	2,356
Provident Financial Holdings, Inc.(a)	1,000	5,260
Provident Financial Services, Inc.	14,515	156,907
Provident New York Bancorp	10,000	85,500
Pulaski Financial Corp.	1,200	6,000
Radian Group, Inc.(a)	8,600	15,652
Rainier Pacific Financial Group, Inc.	700	399
Riverview Bancorp, Inc.	2,760	10,681
Rockville Financial, Inc.	4,671	42,506
Roma Financial Corp.(a)	4,100	53,095
Rome Bancorp, Inc.	1,200	9,696
SI Financial Group, Inc.	2,300	8,912
TierOne Corp.(a)	3,600	7,704
Timberland Bancorp, Inc.	2,600	13,416
Trustco Bank Corp.(a)	17,234	103,749
United Financial Bancorp, Inc.	3,955	51,771
United Western Bancorp, Inc.	1,600	7,808
ViewPoint Financial Group	3,276	39,410
Washington Federal, Inc.	9,675	128,581
Waterstone Financial, Inc.(a)*	6,900	14,076
Westfield Financial, Inc.	3,800	33,440
		2,786,774
Tobacco — 0.4%
Alliance One International, Inc.*	20,000	76,800
STAR SCIENTIFIC, Inc.(a)*	38,750	165,850
Universal Corp.(a)	5,600	167,552

	SHARES	VALUE
COMMON STOCKS (Continued)
Tobacco (Continued)
Vector Group Ltd.(a)	15,155	$196,863
		607,065
Trading Companies & Distributors — 0.9%
Aceto Corp.	7,018	41,827
Applied Industrial Technologies, Inc.(a)	8,925	150,565
Beacon Roofing Supply, Inc.*	10,600	141,934
BlueLinx Holdings, Inc.(a)*	8,300	21,663
DXP Enterprises, Inc.(a)*	2,600	26,858
Empire Resources, Inc.(a)	2,300	1,311
GATX Corp.(a)	5,250	106,207
H&E Equipment Services, Inc.*	7,800	51,090
Houston Wire & Cable Co.(a)	3,600	27,900
Huttig Building Products, Inc.*	4,850	1,843
Interline Brands, Inc.*	6,600	55,638
Kaman Corp., Class A	5,300	66,462
RSC Holdings, Inc.(a)*	9,269	48,755
Rush Enterprises, Inc., Class A*	6,000	53,520
TAL International Group, Inc.(a)	7,400	54,168
Titan Machinery, Inc.(a)*	1,500	13,485
United Rentals, Inc.*	11,200	47,152
Watsco, Inc.(a)	5,300	180,359
WESCO International, Inc.*	8,100	146,772
		1,237,509
Transportation Infrastructure — 0.0%
Quixote Corp.(a)	1,900	6,593

Water Utilities — 0.4%
American States Water Co.	3,550	128,936
Artesian Resources Corp., Class A	1,300	18,226
Cadiz, Inc.*	2,500	19,950
California Water Service Group	4,300	179,998
Connecticut Water Service, Inc.	1,900	38,532
Middlesex Water Co.(a)	2,337	33,653
SJW Corp.	4,400	111,892
Southwest Water Co.	5,908	25,404
York Water Co.	1,271	15,710
		572,301
Wireless Telecommunication Services — 0.2%
iPCS, Inc.*	2,900	28,159
Syniverse Holdings, Inc.*	15,400	242,704
USA Mobility, Inc.	3,000	27,630
		298,493

TOTAL COMMON STOCKS
(Identified Cost $233,419,939)		135,188,200

RIGHTS & WARRANTS — 0.0%
Diversified Financial Services — 0.0%
United America Indty Ltd., expires 04/06/09*	2,496	350

Hotels, Restaurants & Leisure — 0.0%
Krispy Kreme Doughnuts, Inc., expires 3/2/2012*	130	1

Pharmaceuticals — 0.0%
Dov Pharmaceutical, Inc., expires 12/31/09(c)*	4,730	0
Fresenius Kabi Pharmaceuticals Holding, Inc., expires 12/31/10*	13,728	5,079
		5,079

TOTAL RIGHTS & WARRANTS
(Identified Cost $12,767)		5,430

SHORT-TERM INVESTMENTS — 0.5%
Other — 0.5%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	644,002	644,002
		644,003

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $644,003)		644,003

COLLATERAL SECURITIES ON LOAN — 38.9%
Short Term — 38.9%
State Street Navigator Prime Portfolio	52,958,962	52,958,962

TOTAL COLLATERAL SECURITIES ON LOAN
(Identified Cost $52,958,962)		52,958,962

Total Investments — 138.8%
(Identified Cost $287,035,671)#		188,796,595

Cash and Other Assets, Less liabilities — (38.8%)		(52,821,969)
Net Assets — 100.0%		$135,974,626
____________________

*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of March 31, 2009, the market value of the securities on loan was $52,442,536.
(b)	Bankrupt security/delisted.
(c)	Securities were fair valued by management. At March 31, 2009, the total market value for such investments amounted to $12,379 which represents less than 0.01% of net assets.
#	At March 31, 2009 the aggregate cost of investment securities for income tax purposes was $287,035,671. Net unrealized depreciation aggregated $98,239,076 of which $10,246,416 related to appreciated investment securities and $108,485,492 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depositary Receipt

SA U.S. Small Company Fund

March 31, 2009
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Non - Cyclical	24.5%
Industrials	17.0%
Financials	15.1%
Cyclical	14.0%
Technology	8.3%
Communications	7.7%
Basic Materials	3.9%
Energy	3.5%
Utilities	3.1%
Diversified	2.9%
Total	100.0%

SA International Value Fund PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2009 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 97.4%
Australia — 4.7%
Amcor Ltd	48,990	$150,925
APN News & Media Ltd.(a)	48,183	38,694
Australia & New Zealand Banking Group Ltd.	282,968	3,085,406
Bank of Queensland Ltd.	53,131	310,445
Bendigo and Adelaide Bank Ltd.	65,622	372,070
BlueScope Steel Ltd.	144,384	256,890
Boral Ltd.(a)	123,486	308,617
Caltex Australia Ltd.	54,126	333,871
Commonwealth Bank of Australia(a)	152,121	3,657,535
Crown Ltd.(a)	93,768	412,214
CSR Ltd.	156,640	130,130
Downer EDI Ltd.	60,727	187,084
Fairfax Media Ltd.(a)	279,821	196,626
Goodman Fielder Ltd.	253,885	183,674
Harvey Norman Holdings Ltd.(a)	184,578	328,403
Insurance Australia Group Ltd.	95,401	231,161
Lend Lease Corp. Ltd.	50,199	225,546
Macquarie Group Ltd.(a)	18,686	349,928
National Australia Bank Ltd.	119,836	1,667,546
OneSteel Ltd.	104,904	163,406
Qantas Airways Ltd.	191,428	231,257
Seven Network Ltd.(a)	4,900	19,981
Sims Metal Management Ltd.	34,010	395,558
Suncorp-Metway Ltd.	64,361	267,343
Washington H Soul Pattinson & Co., Ltd.	11,161	77,268
Wesfarmers Ltd.	80,344	1,048,477
		14,630,055
Austria — 0.1%
Erste Group Bank AG(a)	6,290	106,346
OMV AG	6,480	216,539
		322,885
Belgium — 0.8%
Delhaize Group	21,212	1,372,937
Dexia SA(a)	1,246	4,296
Solvay SA	3,026	211,666
UCB SA(a)	31,369	923,035
Umicore*	1,050	21
		2,511,955
Canada — 8.2%
Addax Petroleum Corp.(a)	1,780	38,553
Astral Media, Inc.(a)	10,600	218,736
Bank of Montreal(a)	14,356	375,742
Barrick Gold Corp.	6,764	219,000
BCE, Inc.	55,230	1,100,700
Canadian Pacific Railway Ltd.	39,365	1,171,784
Canadian Tire Corp. Ltd.(a)	18,300	635,916
CGI Group, Inc.*	91,100	735,767
Empire Co., Ltd., Class A	7,800	327,978
EnCana Corp.	15,582	637,892
Fairfax Financial Holdings Ltd.	2,700	698,322
George Weston Ltd.	7,700	357,372
Gerdau Ameristeel Corp.	22,700	68,436
Goldcorp, Inc.	64,900	2,185,216
Groupe Aeroplan, Inc.(a)	22,400	139,328
Industrial Alliance Insurance & Financial Services, Inc.	20,285	319,133
ING Canada, Inc.	5,100	145,662
Jean Coutu Group PJC Inc/The	17,300	104,175
Loblaw Companies Ltd.(a)	14,200	353,183
Magna International, Inc., Class A	25,113	668,244
Manitoba Telecom Services, Inc.	2,300	58,301
Manulife Financial Corp.	51,700	582,443
MDS, Inc.*	7,089	33,239
Metro, Inc., Class A	6,300	189,432
National Bank of Canada	22,100	705,896
Onex Corp.	16,900	207,554
Petro-Canada	123,800	3,326,674
Power Corp. of Canada	31,400	489,516
Quebecor, Inc., Class B(a)	2,400	34,178
Sino-Forest Corp.(a)*	13,500	94,145
Sun Life Financial, Inc.	137,520	2,491,933
Talisman Energy, Inc.	260,300	2,756,956
TELUS Corp.	3,000	82,542
Thomson Reuters Corp.(a)	63,851	1,641,294
Toronto-Dominion Bank/The(a)	6,000	206,879
TransCanada Corp.(a)	38,877	920,069
Viterra, Inc.*	48,000	334,357
Yamana Gold, Inc.	87,900	820,805
		25,477,352
Denmark — 0.7%
A P Moller - Maersk A/S	198	867,223
Carlsberg A/S(a)	12,339	505,287
Danisco A/S	3,805	113,644
Danske Bank(a)*	55,003	462,230
Jyske Bank A/S*	7,940	180,951
Sydbank*	7,400	94,204
		2,223,539
Finland — 1.0%
Kesko Oyj(a)	19,100	395,870
Neste Oil Oyj(a)	10,007	132,963
Outokumpu Oyj(a)	27,400	296,484
Pohjola Bank PLC(a)	2,210	13,012
Rautaruukki Oyj	8,300	132,735
Sampo Oyj, Class A	35,096	517,514
Stora Enso Oyj, R Shares(a)*	166,360	589,007
UPM-Kymmene Oyj	153,593	885,973
		2,963,558
France — 8.7%
Air France-KLM	47,558	422,531
AXA SA	259,150	3,109,997
BNP Paribas SA	157,621	6,504,498
Cap Gemini SA	11,658	374,419
Casino Guichard Perrachon SA	8,468	550,445
Cie de Saint-Gobain(a)	40,524	1,134,923
Ciments Francais SA	2,017	147,212
CNP Assurances	5,341	336,416
Compagnie Generele des Etablissements Michelin, Class B	18,741	694,103
Credit Agricole SA	111,768	1,231,922
Credit Industriel et Commercial	518	67,666
France Telecom SA(a)	134,090	3,049,444
Lafarge SA(a)	25,195	1,132,260
Lagardere SCA	41,545	1,164,343
Peugeot SA(a)	20,762	392,048
PPR	9,464	605,902
Renault SA	13,300	273,101
Safran SA(a)	13,857	128,809
Schneider Electric SA(a)	8,500	564,811
SCOR	14,662	301,262
Societe Generale	20,033	783,661

	SHARES	VALUE
COMMON STOCKS (Continued)
France (Continued)
Vivendi	158,406	$4,185,334
		27,155,107
Germany — 10.1%
Allianz SE	58,451	4,903,219
Bayerische Motoren Werke AG(a)	68,655	1,983,762
Commerzbank AG(a)	27,100	144,463
Daimler AG(a)	178,369	4,512,922
Deutsche Bank AG(a)	22,619	908,816
Deutsche Lufthansa AG(a)	50,963	552,125
Deutsche Telekom AG(a)	475,474	5,895,199
E.ON AG	175,218	4,858,395
Fraport AG Frankfurt Airport Services Worldwide(a)	1,219	39,167
Hannover Rueckversicherung AG	13,447	427,954
HeidelbergCement AG(a)	1,815	59,375
Linde AG(a)	6,265	425,188
Muenchener Rueckversicherungs AG	48,420	5,894,237
Salzgitter AG	2,912	162,490
ThyssenKrupp AG(a)	45,036	786,513
TUI AG(a)	14,580	77,722
		31,631,547
Greece — 0.1%
Alpha Bank AE	4,356	28,766
Hellenic Petroleum SA	26,868	255,455
Marfin Investment Group SA*	31,382	113,190
		397,411
Hong Kong — 3.7%
Cheung Kong Holdings Ltd.	281,000	2,420,210
Great Eagle Holdings Ltd.	22,929	30,177
Hang Lung Group Ltd.	174,000	534,345
Henderson Land Development Co., Ltd.	159,000	607,273
Hongkong & Shanghai Hotels/The	67,467	42,482
Hopewell Highway Infrastructure Ltd.	10,700	5,978
Hopewell Holdings Ltd.	107,000	278,889
Hutchison Whampoa Ltd.	656,000	3,229,192
Kingboard Chemical Holdings Ltd.	17,000	35,009
New World Development Ltd.	511,853	510,529
Sino Land Co.	322,856	323,270
Sun Hung Kai Properties Ltd.	242,000	2,171,741
Tsim Sha Tsui Properties	60,492	187,329
Wharf Holdings Ltd.	274,250	685,798
Wheelock & Co., Ltd.(a)	233,000	392,039
Wheelock Properties Ltd.	50,000	16,516
		11,470,777
Ireland — 0.0%
CRH PLC, ADR	873	18,979

Italy — 2.0%
Banca Monte dei Paschi di Siena SpA(a)	351,512	485,700
Banca Popolare di Milano Scarl	65,273	324,582
Banco Popolare Scarl	18,470	84,743
Fiat SpA(a)	74,800	522,724
Intesa Sanpaolo SpA	689,709	1,895,486
Italcementi SpA(a)	10,703	108,148
Telecom Italia SpA	931,819	1,199,806
UniCredit SpA	481,967	793,778
Unione di Banche Italiane SCPA(a)	83,061	913,637
Unipol Gruppo Finanziario SpA	70,148	62,044
		6,390,648
Japan — 19.3%
77 Bank Ltd/The	42,000	206,283
Aioi Insurance Co., Ltd.(a)	28,900	110,756
Aisin Seiki Co., Ltd.	45,800	714,102
Amada Co., Ltd.	51,000	266,431
Aoyama Trading Co., Ltd.	7,800	101,635
Aozora Bank Ltd.(a)*	147,000	160,113
Asahi Glass Co., Ltd.	114,000	596,702
Asatsu-DK, Inc.(a)	1,100	18,260
Bank of Iwate Ltd/The(a)	2,000	94,599
Bank of Kyoto Ltd/The(a)	35,000	293,682
Bank of Nagoya Ltd/The	22,000	91,412
Bridgestone Corp.	11,300	160,574
Brother Industries Ltd.(a)	20,600	150,207
Canon Marketing Japan, Inc.	8,000	111,825
Chiba Bank Ltd/The(a)	43,000	210,327
Chudenko Corp.(a)	5,700	78,641
Chugoku Bank Ltd/The(a)	16,000	202,995
Chuo Mitsui Trust Holdings, Inc.(a)	94,000	284,403
Citizen Holdings Co., Ltd.(a)	70,300	283,596
COMSYS Holdings Corp.(a)	9,000	74,792
Cosmo Oil Co., Ltd.	72,000	216,389
Credit Saison Co., Ltd.(a)	8,600	82,830
Dai Nippon Printing Co., Ltd.(a)	213,000	1,931,189
Daicel Chemical Industries Ltd.	45,000	160,204
Daido Steel Co., Ltd.(a)	68,000	166,648
Daishi Bank Ltd/The	40,000	156,119
Daiwa House Industry Co., Ltd.(a)	35,000	279,562
Elpida Memory, Inc.(a)*	3,900	26,746
Fuji Heavy Industries Ltd.	218,000	707,942
FUJIFILM Holdings Corp.	113,700	2,436,715
Fujikura Ltd.(a)	65,000	177,651
Fukuoka Financial Group, Inc.(a)	153,000	461,369
Glory Ltd.(a)	7,800	137,427
Gunma Bank Ltd/The(a)	36,000	192,426
H2O Retailing Corp.(a)	18,000	102,385
Hachijuni Bank Ltd/The(a)	68,000	391,589
Hakuhodo DY Holdings, Inc.(a)	2,090	88,950
Higo Bank Ltd/The	29,000	166,416
Hitachi Construction Machinery Co., Ltd.(a)	2,500	31,995
Hitachi Ltd.(a)	1,071,000	2,873,138
Hitachi Software Engineering Co., Ltd.	4,200	51,253
Hitachi Transport System Ltd.(a)	1,800	17,173
Hokkoku Bank Ltd/The(a)	38,000	134,517
Hyakugo Bank Ltd/The	31,000	157,572
Hyakujushi Bank Ltd/The(a)	35,000	163,431
Idemitsu Kosan Co., Ltd.(a)	7,700	573,103
Isetan Mitsukoshi Holdings Ltd.(a)	34,100	260,337
Isuzu Motors Ltd.	99,000	118,814
J Front Retailing Co., Ltd.(a)	112,000	384,045
JS Group Corp.(a)	70,700	788,606
JTEKT Corp.(a)	13,800	95,196
Juroku Bank Ltd/The(a)	33,000	109,162
Kagoshima Bank Ltd/The	22,000	152,206
Kamigumi Co., Ltd.	22,000	145,328
Kandenko Co., Ltd.(a)	9,000	59,634
Kaneka Corp.	55,000	268,469
Kawasaki Kisen Kaisha Ltd.(a)	55,000	169,180
Keiyo Bank Ltd/The	24,000	96,334
Kinden Corp.	34,000	274,318
Kuraray Co., Ltd.	49,000	412,637
Kyocera Corp.(a)	21,700	1,418,143

	SHARES	VALUE
COMMON STOCKS (Continued)
Japan (Continued)
Marui Group Co., Ltd.(a)	55,700	$293,794
Mazda Motor Corp.(a)	62,000	102,547
Mitsubishi Chemical Holdings Corp.(a)	375,000	1,270,738
Mitsubishi Gas Chemical Co., Inc.	26,000	110,131
Mitsubishi Heavy Industries Ltd.(a)	29,000	87,157
Mitsubishi Materials Corp.(a)	120,000	320,710
Mitsubishi Rayon Co., Ltd.(a)	69,000	131,521
Mitsubishi UFJ Financial Group, Inc.	152,400	731,606
Mitsui Chemicals, Inc.(a)	200,000	482,074
Mitsui Mining & Smelting Co., Ltd.(a)*	61,000	99,662
Mitsui Sumitomo Insurance Group Holdings, Inc.	51,600	1,183,904
Musashino Bank Ltd/The	3,900	119,570
Nagase & Co., Ltd.	24,000	184,196
NEC Corp.*	571,000	1,520,286
NGK Spark Plug Co., Ltd.(a)	61,000	512,460
Nippon Electric Glass Co., Ltd.	23,000	159,125
Nippon Express Co., Ltd.	106,000	329,262
Nippon Kayaku Co., Ltd.(a)	11,000	54,914
Nippon Meat Packers, Inc.	3,067	31,705
Nippon Mining Holdings, Inc.	163,000	641,117
Nippon Oil Corp.	271,000	1,331,017
Nippon Paint Co., Ltd.(a)	32,000	123,927
Nippon Paper Group, Inc.(a)	14,200	342,272
Nippon Sheet Glass Co., Ltd.(a)	210,000	512,531
Nippon Shokubai Co., Ltd.(a)	25,000	156,825
Nippon Television Network Corp.	1,030	95,775
Nipponkoa Insurance Co., Ltd.(a)	2,000	11,417
Nipro Corp.(a)	3,000	46,412
Nishi-Nippon City Bank Ltd/The	89,000	190,288
Nissan Motor Co., Ltd.	80,200	283,092
Nissay Dowa General Insurance Co., Ltd.	24,000	91,009
Nisshin Steel Co., Ltd.(a)	175,000	291,211
Nisshinbo Holdings, Inc.(a)	23,000	215,259
NOK Corp.(a)	16,200	136,750
NSK Ltd.(a)	30,000	114,064
NTN Corp.(a)	81,000	226,282
Obayashi Corp.(a)	26,000	125,339
Onward Holdings Co., Ltd.(a)	28,000	181,292
Panasonic Corp.	122,000	1,315,294
Panasonic Corp.	1,558	17,185
Panasonic Electric Works Co., Ltd.	53,000	382,714
Rengo Co., Ltd.(a)	2,000	10,126
Ricoh Co., Ltd.(a)	140,000	1,642,076
Rohm Co., Ltd.	12,700	626,322
San-In Godo Bank Ltd/The(a)	22,000	167,959
Sapporo Hokuyo Holdings, Inc.*	32,000	89,073
SBI Holdings Inc(a)	1,181	121,370
Seiko Epson Corp.(a)	28,000	376,138
Seino Holdings Corp.	23,000	110,181
Sekisui Chemical Co., Ltd.	58,000	286,622
Sekisui House Ltd.	163,000	1,223,055
Shiga Bank Ltd/The(a)	30,000	162,170
Shimachu Co., Ltd.(a)	6,600	110,294
Shimizu Corp.(a)	4,000	16,499
Shinko Securities Co., Ltd.	118,000	227,301
Shinsei Bank Ltd.(a)*	193,000	192,698
Showa Denko KK(a)	74,000	90,303
Sohgo Security Services Co., Ltd.(a)	7,900	67,324
Sompo Japan Insurance, Inc.(a)	92,000	468,559
Sony Corp.ADR(a)	212,565	4,385,216
Sumitomo Bakelite Co., Ltd.(a)	55,000	219,101
Sumitomo Chemical Co., Ltd.(a)	140,000	470,173
Sumitomo Corp.(a)	157,600	1,339,890
Sumitomo Electric Industries Ltd.	241,600	2,000,440
Sumitomo Forestry Co., Ltd.(a)	28,200	185,715
Taiheiyo Cement Corp.(a)	117,000	169,916
Taisei Corp.(a)	334,000	633,271
Takashimaya Co., Ltd.(a)	45,000	256,417
TDK Corp.,ADR(a)	24,626	932,094
Teijin Ltd.(a)	329,000	706,742
THK Co., Ltd.(a)	9,500	126,660
Toda Corp.(a)	30,000	91,675
Tokio Marine Holdings, Inc.(a)	132,000	3,188,342
Tokyo Steel Manufacturing Co., Ltd.(a)	16,100	159,612
Toppan Printing Co., Ltd.(a)	175,000	1,180,727
Tosoh Corp.(a)	86,000	161,323
Toyo Seikan Kaisha Ltd.(a)	58,000	838,808
Toyoda Gosei Co., Ltd.(a)	5,400	80,764
Toyota Auto Body Co., Ltd.	7,000	101,235
TV Asahi Corp.	47	52,141
UNY Co., Ltd.(a)	39,000	302,073
Yamaguchi Financial Group, Inc.(a)	51,000	476,799
Yamaha Corp.(a)	32,700	315,606
Yamaha Motor Co., Ltd.	17,800	157,077
Yamanashi Chuo Bank Ltd/The	20,000	103,878
Yokogawa Electric Corp.(a)	16,300	64,769
Yokohama Rubber Co., Ltd/The	6,000	24,749
		60,118,200
Netherlands — 3.7%
Aegon NV	280,066	1,085,920
ArcelorMittal(a)	80,392	1,628,374
European Aeronautic Defence and Space Co.(a)	102,142	1,186,502
ING Groep NV	255,209	1,404,443
Koninklijke Ahold NV	17,990	196,809
Koninklijke DSM NV(a)	39,655	1,041,963
Koninklijke Philips Electronics NV(a)	243,929	3,583,961
Randstad Holding NV(a)	13,180	223,361
STMicroelectronics NV	240,145	1,206,268
		11,557,601
New Zealand — 0.2%
Fletcher Building Ltd.	192,593	657,166

Norway — 0.7%
DnB NOR ASA	97,107	435,861
Norsk Hydro ASA(a)	205,400	774,117
Orkla ASA(a)	113,370	777,164
Storebrand ASA(a)	71,400	221,420
		2,208,562
Portugal — 0.1%
Banco Comercial Portugues SA(a)*	57,000	46,712
Banco Espirito Santo SA(a)	59,987	233,069
		279,781
Singapore — 1.0%
CapitaLand Ltd.(a)	300,000	459,551
Fraser & Neave Ltd.(a)	331,500	551,392
Jardine Cycle & Carriage Ltd.	16,302	126,896
Neptune Orient Lines Ltd(a)	97,000	75,251
Singapore Airlines Ltd.	237,340	1,560,370
Singapore Land Ltd.(a)	33,000	68,992
United Industrial Corp., Ltd.(a)	267,000	179,047

	SHARES	VALUE
COMMON STOCKS (Continued)
Singapore (Continued)
UOL Group Ltd.	153,000	$188,100
		3,209,599
Spain — 6.0%
Acciona SA(a)	8,496	872,562
Acerinox SA(a)	34,212	396,960
Banco de Sabadell SA(a)	220,653	1,106,017
Banco Espanol de Credito SA	17,691	141,224
Banco Popular Espanol SA(a)	94,605	598,401
Banco Santander SA(a)	1,259,886	8,670,791
Criteria Caixacorp SA(a)	107,843	347,503
Ebro Puleva SA(a)	19,508	228,678
Fomento de Construcciones y Contratas SA(a)	4,403	134,580
Gas Natural Sdg	15,200	207,405
Gas Natural SDG SA(a)	15,200	207,405
Grupo Ferrovial SA(a)	8,627	183,724
Iberia Lineas Aereas de Espana	99,500	208,468
Mapfre SA(a)	40,706	89,064
Repsol YPF SA	315,100	5,444,437
		18,837,219
Sweden — 2.3%
Electrolux AB(a)	22,008	171,982
Holmen AB, Series B(a)	18,717	310,104
Nordea Bank AB(a)	401,950	1,996,638
Skandinaviska Enskilda Banken AB*	59,752	183,878
Skandinaviska Enskilda Banken AB, Series A(a)	27,160	85,226
SSAB Svenskt Stal AB, Series A(a)	24,000	203,541
SSAB Svenskt Stal AB, Series B*	3,900	30,831
Svenska Cellulosa AB, Series B(a)	110,466	836,473
Svenska Handelsbanken AB, Series A(a)	75,299	1,062,817
Swedbank AB, Class A(a)	8,982	29,926
Tele2 AB, Class B(a)	51,548	434,050
TeliaSonera AB(a)	224,098	1,075,169
Volvo AB, Series A(a)	33,800	179,364
Volvo AB, Series B(a)	117,501	622,109
		7,222,108
Switzerland — 6.3%
Adecco SA	43,960	1,372,496
Baloise Holding AG	14,302	914,269
Banque Cantonale Vaudoise	1,400	464,066
Credit Suisse Group AG	236,694	7,198,854
EMS-Chemie Holding AG	82	5,818
Givaudan SA	1,211	626,966
Helvetia Holding AG(a)	1,240	263,864
Holcim Ltd.(a)	47,678	1,697,765
Swiss Life Holding AG*	4,315	297,423
Swiss Reinsurance	55,325	904,930
UBS AG*	36,317	340,990
Valiant Holding	2,700	475,035
Zurich Financial Services AG(a)	32,199	5,088,663
		19,651,139
United Kingdom — 17.7%
Amlin PLC	54,900	270,008
Anglo American PLC	14,654	248,477
Arriva PLC	8,596	45,533
Associated British Foods PLC	101,883	932,966
Aviva PLC	537,047	1,660,403
BAE Systems PLC	100,236	479,364
Barclays PLC	414,897	877,904
Barclays PLC, ADR(a)	34,600	294,100
BP PLC, ADR(a)	5,800	232,580
British Airways PLC	173,882	350,028
Cable & Wireless PLC	316,512	631,262
Carnival PLC(a)	20,600	467,208
Carnival PLC, ADR(a)	39,675	899,066
easyJet PLC*	57,000	227,773
Friends Provident PLC	291,772	289,083
HSBC Holdings PLC	601,337	3,395,941
HSBC Holdings PLC, ADR(a)	150,167	4,237,713
International Power PLC	323,795	974,468
Investec PLC	71,848	299,946
ITV PLC	236,582	64,266
J Sainsbury PLC	382,022	1,709,535
Kingfisher PLC	613,613	1,313,293
Legal & General Group PLC	1,151,210	707,731
Lloyds Banking Group PLC	22,914	23,161
London Stock Exchange Group PLC(a)	27,908	225,635
Meggitt PLC	43,741	80,203
Old Mutual PLC	410,082	304,287
Pearson PLC	148,985	1,494,223
Pearson PLC, ADR(a)	68,000	680,680
Rexam PLC	164,034	633,203
Rolls-Royce Group PLC(a)*	49,293	207,194
Royal & Sun Alliance Insurance Group PLC	708,526	1,317,887
Royal Dutch Shell PLC	154,388	3,379,356
Royal Dutch Shell PLC, ADR(a)	124,600	5,433,806
SABMiller PLC	37,870	561,460
Schroders PLC	18,000	176,282
Schroders PLC	29,172	329,904
Standard Life PLC	127,197	302,059
Thomas Cook Group PLC(a)	111,565	382,811
Thomson Reuters PLC	34,362	766,387
Thomson Reuters PLC(a)	1,387	185,456
Tomkins PLC, ADR(a)	46,700	319,895
Vodafone Group PLC	7,705,739	13,523,247
Whitbread PLC	44,534	501,722
WM Morrison Supermarkets PLC	563,950	2,060,045
WPP PLC	201,712	1,132,643
Xstrata PLC	80,556	537,560
		55,167,754

TOTAL COMMON STOCKS
(Identified Cost $434,387,709)		304,102,942

RIGHTS & WARRANTS — 0.3%
Sweden — 0.1%
Nordea Bank AB, expires 4/3/09(a)*	4,421,450	503,542

Finland — 0.0%
Pohjola Bank PLC, expires 4/24/09(b)*	2,210	2,998

Spain — 0.0%
Mapfre SA, expires 4/1/09*	40,706	540

Portugal — 0.0%
Banco Espirito Santo SA, expires 4/7/09(a)*	59,987	95,455

United Kingdom — 0.2%
HSBC Holdings PLC, expires 4/3/09*	250,557	505,092

TOTAL RIGHTS & WARRANTS
(Identified Cost $960,015)		1,107,627

	SHARES	VALUE
SHORT-TERM INVESTMENTS — 0.8%
Other — 0.8%
SSgA Government Money Market Fund	$1	$1
SSgA Money Market Fund	2,545,001	2,545,001
		2,545,002

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,545,002)		2,545,002

COLLATERAL SECURITIES ON LOAN — 30.6%
Short Term — 30.6%

State Street Navigator Prime Portfolio	95,542,669	95,542,669

TOTAL COLLATERAL SECURITIES ON LOAN
(Identified Cost $95,542,669)		95,542,669

Total Investments — 129.1%
(Identified Cost $533,435,395)#		403,298,240

Cash and Other Assets, Less liabilities — (29.1%)		(90,932,966)
Net Assets — 100.0%		$312,365,274
____________________

(a)	A portion or all of the security was held on loan. As of March 31, 2009, the market value of the securities on loan was $92,840,359.
*	Non-income producing security.
(b)	Security were fair valued by management. At March 31, 2009, the total market value for such investments amounted to $2,998, which represents less than 0.01% of net assets.
#	At March 31, 2009 the aggregate cost of investment securities for income tax purposes was $533,435,395. Net unrealized depreciation aggregated $130,137,155 of which $10,672,060 related to appreciated investment securities and $140,809,215 related to depreciated investment securities.

Key to abbreviations:

ADR — American Depository Receipt

SA International Value Fund

March 31, 2009
Country Weightings (% of portfolio market value)

Country	Percentage
Japan	19.5%
United Kingdom	18.1%
Germany	10.3%
France	8.8%
Canada	8.3%
Switzerland	6.4%
Spain	6.1%
Australia	4.8%
Netherlands	3.8%
Other	13.9%
Total	100.0%

SA International Value Fund

Ten Largest Industry Holdings March 31, 2009
(As a percentage of net assets):

Industry	Percentage
Banks	17.5%
Insurance	12.7%
Telecommunications	8.7%
Materials	8.5%
Energy	8.2%
Capital Goods	7.0%
Diversified Financials	4.0%
Media	3.9%
Automobiles & Components	3.9%
Technology Hardware & Equipment	3.8%

SA International Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2009 (UNAUDITED)

	SHARES	VALUE
MUTUAL FUNDS — 100.0%
Other — 100.0%
DFA International Small Company Portfolio	13,002,369	$118,711,629

TOTAL MUTUAL FUNDS
(Identified Cost $139,552,377)		118,711,629

Total Investments — 100.0%
(Identified Cost $139,552,377)#		118,711,629

Liabilities, Less Cash and Other Assets — 0.0%		(15,674)
Net Assets — 100.0%		$118,695,955
____________________

#	At March 31, 2009 the aggregate cost of investment securities for income tax purposes was $139,552,377. Net unrealized depreciation aggregated $20,840,748 which related solely to depreciated investment securities.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2009 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 97.2%
Brazil — 6.8%
Aracruz Celulose SA, ADR	4,500	$29,700
Banco Bradesco SA, ADR	23,006	227,760
Banco Itau S A, ADR	5,300	57,664
BM&FBOVESPA SA	33,800	103,223
Braskem SA, ADR*	10,100	41,511
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	3,500	94,780
Cosan SA Industria e Comercio*	12,500	52,347
Cyrela Brazil Realty SA*	19,700	78,562
Empresa Brasileira de Aeronautica SA, ADR	3,000	39,810
Gerdau SA	21,600	96,179
Gerdau SA, ADR	69,780	381,697
JBS SA	23,600	53,824
NET Servicos de Comunicacao SA, ADR	3,800	27,550
Perdigao SA, ADR*	3,500	86,835
Sadia SA, ADR	14,333	59,052
Ultrapar Participacoes SA, ADR	10,300	242,668
Unibanco Uniao De, ADR(a),(b)	20,100	128,688
Usinas Siderurgicas de Minas Gerais SA	9,800	112,817
Votorantim Celulose e Papel SA, ADR*	8,900	38,982
		1,953,649
Chile — 4.0%
Banco de Credito e Inversiones	2,492	45,678
Cementos BIO BIO SA	17,765	22,216
Cia General de Electricidad	10,475	51,590
Cia Sudamericana de Vapores SA*	33,993	17,819
CorpBanca SA, ADR	1,900	39,425
Cristalerias de Chile SA	4,091	33,639
Empresas CMPC SA	8,465	175,463
Empresas COPEC SA	28,567	254,473
Enersis SA, ADR	29,100	439,410
Industrias Forestales SA	163,876	29,196
Madeco SA, ADR	4,000	19,320
Masisa SA	353,117	30,245
		1,158,474
China — 10.9%
Angang Steel Co. Ltd., H Shares	78,000	78,805
Bank of China Ltd., H Shares	1,591,000	529,646
Beijing Capital International Airport Co. Ltd., H Shares	78,000	34,622
Beijing Enterprises Holdings Ltd.	36,500	153,063
Byd Co. Ltd., H Shares*	15,500	28,520
Chaoda Modern Agriculture Holdings Ltd.	146,354	87,245
China Agri-Industries Holdings Ltd.*	109,000	51,898
China Everbright Ltd.	54,000	83,612
China Foods Ltd.	138,000	53,419
China Merchants Holdings International Co. Ltd.	2,000	4,640
China Resources Enterprise	92,000	142,451
China Shipping Container Lines Co. Ltd., H Shares	130,200	23,016
China Travel International Inv HK	162,000	28,637
China Unicom Hong Kong Ltd.	13,680	142,409
China Unicom Hong Kong Ltd., ADR	42,000	44,872
Citic Pacific Ltd.	150,000	169,354
CNPC Hong Kong Ltd.	120,000	50,942
COSCO Pacific Ltd.	76,000	74,921
Country Garden Holdings Co.*	226,000	59,489
Dalian Port PDA Co. Ltd., H Shares	128,000	41,455
Denway Motors Ltd.	390,000	150,967
Dongfeng Motor Group Co. Ltd., H Shares	202,000	105,300
Fosun International	163,500	54,640
Great Wall Motor Co. Ltd., H Shares*	21,000	8,427
Guangshen Railway Co. Ltd., ADR	3,500	56,735
Harbin Power Equipment Co. Ltd.	34,000	22,111
HKC Holdings Ltd.	240,985	16,480
Hopson Development Holdings Ltd.	36,000	23,922
Hunan Non-Ferrous Metal Corp. Ltd., H Shares	96,000	17,342
Lenovo Group Ltd.	302,000	70,141
Maanshan Iron & Steel, H Shares	128,000	45,089
Minmetals Resources Ltd.	60,000	10,374
Neo-China Land Group Holdings Ltd.(a)	42,500	27,913
PICC Property & Casualty Co. Ltd., H Shares*	146,000	79,687
Semiconductor Manufacturing International Corp.*	994,000	38,477
Semiconductor Manufacturing International Corp., ADR*	7,700	14,784
Shanghai Industrial Holdings Ltd.	55,000	152,580
Shenzhen International Holdings	297,500	13,627
Shenzhen Investment Ltd.	122,000	30,067
Shimao Property Holdings Ltd.	113,500	99,440
Sino-Ocean Land Holdings Ltd.	173,500	114,173
Sinopec Shanghai Petrochemical Co. Ltd., ADR	1,300	31,980
Sinopec Yizheng Chemical Fibre Co. Ltd., H Shares*	98,000	10,495
Sinotrans Ltd., H Shares	106,000	16,413
TPV Technology Ltd.	118,000	36,085
Travelsky Technology Ltd., H Shares*	42,000	19,238
Weiqiao Textile Co., H Shares	60,000	17,884
		3,167,387
Czech Republic — 0.5%
Telefonica O2 Czech Republic AS	5,541	108,849
Unipetrol	7,412	42,195
		151,044
Hungary — 2.6%
Egis Gyogyszergyar Nyrt*	2,283	112,176
Fotex Holding SE Co. Ltd. by Shares*	10,261	11,840
MOL Hungarian Oil and Gas Nyrt	6,168	276,012
OTP Bank Nyrt*	22,739	191,128
PannErgy*	6,825	19,909
Raba Jarmuipari Holding Nyilvanosan Mukodo Reszvenytarsasag*	4,692	10,341
Richter Gedeon Nyrt	1,302	142,071
		763,477
India — 10.9%
Aditya Birla Nuvo Ltd.	2,706	23,521
Ambuja Cements Ltd.	67,211	93,660
Amtek Auto Ltd.	7,584	11,136
Apollo Hospitals Enterprise Ltd.	4,934	38,803
Ashok Leyland Ltd.	33,000	11,740
Axis Bank Ltd.	10,600	86,549
Bajaj Auto Ltd.	1,407	17,194
Bajaj Finserv Ltd.	1,407	4,687
Bajaj Holdings and Investment Ltd.	1,407	8,418
Bharat Forge Ltd.	6,809	13,085
Bhushan Steel Ltd.	1,498	11,722
Biocon Ltd.	7,086	20,531
Cadila Healthcare Ltd.	6,343	33,850
Cairn India Ltd.*	37,422	135,644

	SHARES	VALUE
COMMON STOCKS (Continued)
India (Continued)
DLF Ltd.	6,599	$21,760
Dr Reddys Laboratories Ltd., ADR	13,900	131,355
Federal Bank Ltd.	9,627	26,186
Great Eastern Shipping Co. Ltd/The	5,045	18,963
HCL Infosystems Ltd.	7,658	11,547
HCL Technologies Ltd.	7,597	15,423
HDFC Bank Ltd., ADR	1,900	115,767
ICICI Bank Ltd., ADR	38,310	509,140
IDBI Bank Ltd.	16,131	14,451
India Cements Ltd.	9,576	19,969
Indian Hotels Co. Ltd.*	17,371	13,439
Infrastructure Development Finance Co. Ltd.	78,834	84,063
IVRCL Infrastructures & Projects Ltd.	2,900	6,945
Jammu & Kashmir Bank Ltd.	2,469	15,427
Jet Airways India Ltd.*	2,652	8,928
Jindal Saw Ltd.*	2,323	8,079
JSW Steel Ltd.	10,487	48,161
Karnataka Bank Ltd.	7,763	9,915
LIC Housing Finance	4,074	18,067
Mahindra & Mahindra Ltd.	19,794	150,206
Maruti Suzuki India Ltd.	5,060	77,693
MAX India Ltd.*	13,200	25,497
Nirma Ltd.	5,800	10,677
Oracle Financial Sevices Software Ltd.*	4,485	65,611
Oriental Bank Of Commerce	7,526	16,295
Patni Computer Systems Ltd., ADR	3,300	18,249
Petronet LNG Ltd.	25,514	19,487
Reliance Communications Ltd.	48,036	166,590
Reliance Industries Ltd., GDR, 144A	7,815	468,118
State Bank of India Ltd.	1,500	31,191
Sterlite Industries India Ltd., ADR	16,622	117,518
Syndicate Bank	19,381	18,413
Tata Chemicals Ltd.	6,115	17,049
Tata Communications Ltd., ADR	3,800	81,206
Tata Motors Ltd.	21,700	106,981
Tata Steel Ltd., ADR	13,302	54,246
Tata Tea Ltd.	2,924	33,320
United Phosphorus Ltd.	11,000	21,670
Wockhardt Ltd.*	5,285	8,959
Zee Entertainment Enterprises Ltd.	18,414	38,871
Zydus Wellness Ltd.	1,691	1,950
		3,157,922
Indonesia — 2.1%
PT Astra International Tbk	264,000	325,573
PT Bank Danamon Indonesia Tbk	207,000	55,982
PT Bank Pan Indonesia Tbk*	852,000	39,816
PT Global Mediacom Tbk*	290,000	4,819
PT Gudang Garam Tbk	102,500	52,337
PT Indocement Tunggal Prakarsa Tbk	61,000	27,715
PT Indofood Sukses Makmur Tbk	673,000	54,749
PT Medco Energi Internasional Tbk*	254,000	48,360
		609,351
Israel — 2.6%
Azorim-Investment Development & Construction Co. Ltd.*	3,735	7,700
Bank Hapoalim BM*	96,637	176,411
Bank Leumi Le-Israel BM	105,246	207,961
Clal Insurance*	1,809	12,369
Discount Investment Corp.	2,953	30,819
Elron Electronic Industries*	3,431	8,422
Koor Industries Ltd.*	1,601	24,599
Makhteshim-Agan Industries Ltd.	32,599	136,552
Migdal Insurance & Financial Holding Ltd.*	36,000	28,948
Mizrahi Tefahot Bank Ltd.	20,636	98,761
Retalix Ltd.*	2,522	22,407
		754,949
Korea — 13.7%
Busan Bank	6,320	26,865
Cheil Industries, Inc.	1,340	36,570
CJ Corp.	452	12,450
Daegu Bank	5,580	29,408
Daelim Industrial Co. Ltd.	919	34,880
Daewoo Motor Sales*	1,240	6,374
Daishin Securities Co. Ltd.*	1,020	12,536
Dongkuk Steel Mill Co. Ltd.	1,440	26,442
GS Holdings Corp.	2,000	42,798
Hana Financial Group, Inc.	7,570	113,830
Hanjin Shipping Co. Ltd.	2,860	38,457
Hankook Tire Co. Ltd.	4,150	39,602
Hanwha Chem Corp.	2,098	14,181
Honam Petrochemical Corp.	640	27,437
Hynix Semiconductor, Inc.*	25,291	225,804
Hyosung Corp.	1,070	50,048
Hyundai Department Store Co. Ltd.	765	39,543
Hyundai Mipo Dockyard	514	48,121
Hyundai Mobis	671	38,613
Hyundai Motor Co.	9,781	392,442
Hyundai Securities Co.*	8,977	73,984
Hyundai Steel Co.	3,290	101,917
KB Financial Group, Inc., ADR*	17,785	431,286
KCC Corp.	487	106,501
Kia Motors Corp.*	18,830	116,118
Korea Exchange Bank	11,320	50,739
Korea Investment Holdings Co. Ltd.*	1,510	32,421
Korea Zinc Co. Ltd.	912	74,503
Korean Air Lines Co. Ltd.*	3,224	80,527
KT Freetel Co. Ltd.*	3,000	60,076
LG Chem Ltd.(a)	930	60,510
LG Corp.	600	21,341
LG Dacom Corp.	2,090	26,366
LG Electronics, Inc.	1,144	75,591
Lotte Chilsung Beverage Co. Ltd.	40	24,869
Lotte Confectionery Co. Ltd.	20	14,892
Lotte Shopping Co. Ltd.	632	87,039
LS Corp.	680	38,246
Nong Shim Co. Ltd.	200	31,086
Samsung C&T Corp.	3,630	104,314
Samsung Electronics Co. Ltd.	368	151,111
Samsung Electronics Co. Ltd., GDR, 144A	1,000	204,250
Samsung SDI Co. Ltd.	1,850	87,602
Shinhan Financial Group Co. Ltd., ADR	10,303	371,011
SK Energy Co. Ltd.	724	46,321
SK Holdings Co. Ltd.	2,008	156,053
Ssangyong Cement Industrial Co. Ltd.*	3,330	16,370
Taihan Electric Wire Co. Ltd.	990	12,453
Woori Investment & Securities Co. Ltd.*	3,490	42,639
		3,956,537
Malaysia — 3.6%
Affin Holdings Berhad	37,000	13,905
AMMB Holdings Berhad	157,612	112,843
Bandar Raya Developments Berhad	56,300	15,753
Batu Kawan Berhad	18,800	41,256
Berjaya Land Berhad	53,800	42,946

	SHARES	VALUE
COMMON STOCKS (Continued)
Malaysia (Continued)
Boustead Holdings Berhad	29,600	$26,632
DRB-Hicom Berhad	44,100	8,347
EON Capital Berhad	12,900	9,483
Gamuda Berhad	50,000	27,157
HAP Seng Consolidated Berhad	52,400	27,310
Hong Leong Financial Group Berhad	26,900	34,534
IGB Corp. Berhad	98,300	36,402
IJM Corp. Berhad	59,400	68,109
KLCC Property Holdings Berhad	72,000	59,251
Kulim Malaysia Berhad	24,500	33,469
MISC Berhad	33,100	74,453
Mulpha International Berhad*	89,600	6,882
Oriental Holdings Berhad	30,300	36,072
OSK Holdings Berhad	65,200	16,633
OSK Property Holdings Berhad	11,855	1,138
Pos Malaysia Berhad	38,700	22,506
PPB Group Berhad	54,800	147,316
Proton Holdings Berhad	27,000	11,702
Sarawak Energy Berhad	74,900	35,133
Shell Refining Co. Federation of Malaya Berhad	8,600	22,647
TA Enterprise Berhad	92,600	15,241
YTL Corp. Berhad	55,400	105,618
		1,052,738
Mexico — 7.4%
Alfa SAB de CV-Class A	31,400	48,552
Cemex SAB de CV, ADR*	67,038	418,987
Coca-Cola Femsa SAB de CV, ADR	3,000	102,180
Corp. GEO SAB de CV-Series B*	34,571	34,778
Desarrolladora Homex SAB de CV*	9,000	19,880
Embotelladoras Arca SAB de CV	37,923	65,842
Empresas ICA SAB de CV, ADR*	8,900	60,075
Fomento Economico Mexicano SAB de CV, ADR	20,700	521,847
Gruma SAB de CV, ADR*	6,700	9,849
Grupo Aeroportuario del Pacifico SAB de CV, ADR	5,600	102,200
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,900	54,682
Grupo Carso SAB de CV-Ser A	47,917	115,958
Grupo Cementos de Chihuahua SAB de CV	17,800	35,813
Grupo Continental SAB de CV	26,700	42,994
Grupo Financiero Banorte SAB de CV	88,400	116,851
Grupo Financiero Inbursa SA	35,600	91,410
Grupo Mexico SAB de CV- Ser B	120,586	87,545
Industrias CH SAB de CV- Ser B*	22,900	45,752
Organizacion Soriana SAB de CV- Class B*	80,500	128,551
Urbi Desarrollos Urbanos SAB DE CV*	36,800	32,305
		2,135,951
Philippines — 0.7%
Filinvest Land, Inc.	2,864,000	21,335
First Philippine Holdings Corp.*	45,700	25,060
Metropolitan Bank & Trust	127,000	68,329
SM Investments Corp.	15,640	64,405
Universal Robina Corp.	100,000	13,451
		192,580
Poland — 2.2%
Agora SA	3,752	14,231
Asseco Poland SA	3,365	41,969
Bank BPH SA*	772	6,456
Bank Millennium SA	14,000	7,192
Bank Pekao SA	2,547	60,698
Echo Investment SA*	13,010	9,097
Getin Holding SA*	4,500	5,163
Grupa Lotos SA*	4,590	21,668
KGHM Polska Miedz SA	13,815	180,149
Kredyt Bank SA	9,268	16,003
Orbis SA	4,225	35,789
Polski Koncern Naftowy Orlen	36,737	249,541
		647,956
South Africa — 11.7%
Aeci Ltd.	6,832	31,514
African Rainbow Minerals Ltd.	7,459	108,295
ArcelorMittal South Africa Ltd.	13,819	105,902
Aveng Ltd.	43,502	118,802
AVI Ltd.	16,387	29,703
Barloworld Ltd.	23,324	78,246
Caxton and CTP Publishers and Printers Ltd.	18,814	23,668
DataTec Ltd.*	6,000	9,246
Eqstra Holdings Ltd.*	8,177	4,458
Freeworld Coatings Ltd.	9,215	4,830
Gold Fields Ltd.	50,300	570,402
Grindrod Ltd.	15,332	19,449
Harmony Gold Mining Co. Ltd., ADR*	30,300	331,482
Imperial Holdings Ltd.	14,564	81,609
Investec Ltd.	18,085	73,677
JD Group Ltd/South Africa	12,010	41,562
Liberty Holdings Ltd.	8,197	54,138
Medi-Clinic Corp. Ltd.	23,523	53,020
Metropolitan Holdings Ltd.	44,874	49,396
Mondi Ltd.	10,541	30,599
Nampak Ltd.	46,702	61,690
Nedbank Group Ltd.	21,347	190,224
Sanlam Ltd.	210,284	371,242
Sappi Ltd., ADR	33,520	65,364
Sasol Ltd., ADR	11,100	321,345
Standard Bank Group Ltd.	48,650	405,470
Steinhoff International Holdings Ltd.	92,661	98,016
Telkom SA Ltd., ADR	1,000	44,330
		3,377,679
Taiwan — 13.6%
AU Optronics Corp., ADR	66,927	561,517
Cathay Real Estate Development Co. Ltd.	100,000	26,834
Chang Hwa Commercial Bank	106,000	35,633
Chi Mei Optoelectronics Corp.	445,574	178,035
China Airlines*	118,432	29,510
China Development Financial Holding Corp.	656,276	130,435
China Manmade Fibers Corp.	89,000	12,860
China Motor Corp.	39,195	12,656
China Petrochemical Development Corp.*	76,320	16,451
China Synthetic Rubber Corp.	47,000	46,152
Chinatrust Financial Holding Co. Ltd.	280,912	102,716
Chunghwa Picture Tubes	399,000	48,357
CMC Magnetics Corp.*	165,000	31,091
E.Sun Financial Holding Co. Ltd.	229,840	56,254
Elitegroup Computer Systems Co. Ltd.	39,610	10,208
Eva Airways Corp.*	177,000	43,634
Evergreen Marine Corp. Taiwan Ltd.	68,000	28,574
Far Eastern Department Stores Co. Ltd.	117,000	60,722
Far Eastern International Bank*	77,000	13,101
First Financial Holding Co. Ltd.	115,610	53,353

	SHARES	VALUE
COMMON STOCKS (Continued)
Taiwan (Continued)
Formosa Taffeta Co. Ltd.	67,000	$35,859
Fubon Financial Holding Co. Ltd.	251,000	151,361
Gigabyte Technology Co. Ltd.	27,000	14,889
Goldsun Development & Construction Co. Ltd.	47,586	15,365
Hua Nan Financial Holdings Co. Ltd.	119,340	62,640
Inventec Co. Ltd.	123,900	49,871
King Yuan Electronics Co. Ltd.	41,996	12,384
Kinpo Electronics	255,000	56,321
Lite-On Technology Corp.	76,380	51,578
Macronix International	176,803	66,995
Mega Financial Holding Co. Ltd.	762,000	273,010
Micro-Star International Co. Ltd.	72,741	35,821
Mitac International	63,439	25,722
Nanya Technology Corp.*	179,000	40,907
Pan-International Industrial	15,750	14,421
Qisda Corp.	296,000	86,848
Ritek Corp.*	130,000	21,736
Shin Kong Financial Holding Co. Ltd.	366,399	105,343
Silicon Integrated Systems Corp.*	52,000	11,040
SinoPac Financial Holdings Co. Ltd.	443,000	88,177
Sunplus Technology Co. Ltd.	20,999	9,629
Ta Chong Bank Co. Ltd.*	171,000	20,321
Taichung Commercial Bank	113,616	20,772
Tainan Spinning Co. Ltd.	56,000	11,923
Taishin Financial Holding Co. Ltd.	260,000	42,168
Taiwan Business Bank*	120,000	23,461
Taiwan Cooperative Bank	228,505	106,126
Taiwan Glass Industrial Corp.	69,837	37,068
Tatung Co. Ltd.*	384,000	75,640
Teco Electric and Machinery Co. Ltd.	247,000	80,119
Ton Yi Industrial Corp.	59,000	19,486
United Microelectronics Corp.	1,099,513	359,890
Universal Scientific Industrial Co. Ltd.	32,115	9,565
Walsin Lihwa Corp.	149,000	29,877
Walsin Technology Corp.	55,996	15,538
Wan Hai Lines Ltd.	35,000	15,068
Waterland Financial Holdings	157,362	33,596
Winbond Electronics Corp.*	311,000	38,976
Wintek Corp.	57,000	26,137
Yageo Corp.	227,000	40,364
Yang Ming Marine Transport Corp.	68,514	21,517
Yieh Phui Enterprise	117,600	34,158
Yuen Foong Yu Paper Manufacturing Co. Ltd.	145,258	42,448
Yulon Motor Co. Ltd.	215,272	117,120
		3,949,348
Thailand — 2.5%
Bangkok Bank PCL, ADR	109,000	228,972
Bangkok Expressway PCL	63,900	28,828
Bank of Ayudhya Pcl	124,600	30,742
Charoen Pokphand Foods PCL	681,600	62,269
Delta Electronics Thai PCL	70,600	18,314
Kasikornbank PCL	55,000	70,175
Kiatnakin Bank PCL	53,300	15,931
Krung Thai Bank PCL	358,700	45,918
Precious Shipping PCL	58,400	16,961
PTT Chemical PCL	48,400	39,577
Regional Container Lines PCL*	53,300	8,191
Siam Commercial Bank PCL	40,000	61,469
Thai Plastic & Chemical Pcl	75,800	27,358
Thanachart Capital PCL	112,400	30,426
TMB Bank PCL*	1,192,291	14,792
TPI Polene PCL*	113,900	8,800
		708,723
Turkey — 1.4%
Aksigorta AS	14,835	23,121
Aygaz AS	10,227	12,383
Dogan Sirketler Grubu Holdings*	84,152	27,744
Eregli Demir ve Celik Fabrikalari TAS	32,447	60,683
KOC Holding AS*	55,661	78,074
Trakya Cam Sanayi AS*	14,924	8,141
Turk Sise ve Cam Fabrikalari AS*	41,186	24,688
Turkiye Is Bankasi	75,756	169,835
		404,669

TOTAL COMMON STOCKS
(Identified Cost $51,967,675)		28,142,434

PREFERRED STOCKS — 2.0%
Brazil — 2.0%
Gol Linhas Aereas Inteligentes SA, PF	12,800	36,977
Klabin SA, PF	30,000	37,143
Suzano Papel e Celulose SA*	13,200	60,210
Telemar Norte Leste SA, PR A	5,200	118,143
Usinas Siderurgicas de Minas Gerais SA, PF A	24,825	318,138
		570,611

TOTAL PREFERRED STOCKS
(Identified Cost $1,068,989)		570,611

RIGHTS & WARRANTS — 0.0%
Chile — 0.0%
Masisa SA- RT., expires 4/20/09*	82,715	638

Brazil — 0.0%
Gol Linhas Aereas Inteligentes SA., expires 4/15/09*	1,663	72

TOTAL RIGHTS & WARRANTS
(Identified Cost $0)		710

SHORT-TERM INVESTMENTS — 0.7%
Other — 0.7%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	210,501	210,501
		210,502

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $210,502)		210,502

Total Investments — 99.9%
(Identified Cost $53,247,166)#		28,924,257
		20,774

Cash and Other Assets, Less liabilities — 0.1%
Net Assets — 100.0%		$28,945,031
____________________

*	Non-income producing security
(a)	Securities were fair valued by management. At March 31, 2009, the total market value for such investments amounted to $217,111, which represents 0.75% of net assets.
(b)	Bankrupt security/delisted.

#	At March 31, 2009 the aggregate cost of investment securities for income tax purposes was $53,247,166. Net unrealized depreciation aggregated $24,322,909 of which $346,000 related to appreciated investment securities and $24,668,909 related to depreciated investment securities.

ADR	American Depository Receipt
GDR	Global Depository Receipt
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SA Emerging Markets Value Fund

March 31, 2009
Country Weightings (% of portfolio market value)

Country	Percentage
Korea	13.7%
Taiwan	13.7%
South Africa	11.7%
China	11.0%
India	10.9%
Brazil	8.7%
Mexico	7.4%
Chile	4.0%
Malaysia	3.6%
Other	15.3%
Total	100.0%

SA Emerging Markets Value Fund

Ten Largest Industry Holdings March 31, 2009
(As a percentage of net assets):

Industry	Percentage
Banks	22.0%
Materials	17.5%
Capital Goods	8.6%
Energy	5.9%
Food, Beverage & Tobacco	5.8%
Automobiles & Components	5.6%
Technology Hardware & Equipment	5.3%
Semiconductors & Semiconductor Equipment	4.1%
Transportation	3.2%
Diversified Financials	3.1%

SA Real Estate Securities Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2009 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 98.1%
Real Estate Investment Trusts (REITs) — 98.1%
Acadia Realty Trust	6,722	$71,320
Agree Realty Corp.	1,000	15,690
Alexander's, Inc.	600	102,228
Alexandria Real Estate Equities, Inc.	7,800	283,920
AMB Property Corp.	21,291	306,590
American Campus Communities, Inc.	10,374	180,093
Apartment Investment & Management Co.	23,929	131,131
Ashford Hospitality Trust, Inc.	21,300	32,802
Associated Estates Realty Corp.	2,400	13,632
AvalonBay Communities, Inc.	16,791	790,184
BioMed Realty Trust, Inc.	18,208	123,268
Boston Properties, Inc.	15,311	536,344
Brandywine Realty Trust	18,700	53,295
BRE Properties, Inc.	11,150	218,875
Camden Property Trust	11,100	239,538
CBL & Associates Properties, Inc.	13,700	32,332
Cedar Shopping Centers, Inc.	7,100	12,354
Cogdell Spencer, Inc.	1,400	7,140
Colonial Properties Trust	10,325	39,338
Corporate Office Properties Trust SBI MD	10,700	265,681
Cousins Properties, Inc.	11,400	73,416
DCT Industrial Trust, Inc.	41,009	129,999
Developers Diversified Realty Corp.	26,300	56,019
DiamondRock Hospitality Co.	17,724	71,073
Digital Realty Trust, Inc.	15,910	527,894
Douglas Emmett, Inc.	28,938	213,852
Duke Realty Corp.	31,211	171,661
DuPont Fabros Technology, Inc.	6,319	43,475
EastGroup Properties, Inc.	4,500	126,315
Education Realty Trust, Inc.	4,400	15,356
Entertainment Properties Trust	6,400	100,864
Equity Lifestyle Properties, Inc.	4,700	179,070
Equity One, Inc.	16,300	198,697
Equity Residential	35,700	655,095
Essex Property Trust, Inc.	6,300	361,242
Extra Space Storage, Inc.	18,600	102,486
Federal Realty Investment Trust	11,551	531,346
FelCor Lodging Trust, Inc.	9,600	13,056
Feldman Mall Properties, Inc.*	500	35
First Industrial Realty Trust, Inc.	10,200	24,990
First Potomac Realty Trust	4,400	32,340
General Growth Properties, Inc.	44,006	31,244
Glimcher Realty Trust	6,400	8,960
HCP, Inc.	56,487	1,008,293
Health Care REIT, Inc.	22,100	676,039
Healthcare Realty Trust, Inc.	11,326	169,777
Hersha Hospitality Trust	10,400	19,760
Highwoods Properties, Inc.	13,200	282,744
Home Properties, Inc.	6,900	211,485
Hospitality Properties Trust	20,400	244,800
Host Hotels & Resorts, Inc.	123,672	484,794
HRPT Properties Trust	53,600	170,984
Inland Real Estate Corp.	14,500	102,805
Kilroy Realty Corp.	7,500	128,925
Kimco Realty Corp.	62,131	473,438
Kite Realty Group Trust	6,100	14,945
LaSalle Hotel Properties	8,300	48,472
Lexington Realty Trust	17,800	42,364
Liberty Property Trust	20,585	389,880
Macerich Co/The	17,728	110,977
Mack-Cali Realty Corp.	14,600	289,226
Maguire Properties, Inc.*	9,000	6,480
Medical Properties Trust, Inc.	15,000	54,750
Mid-America Apartment Communities, Inc.	6,200	191,146
Mission West Properties, Inc.	3,004	19,226
Monmouth Real Estate Investment Corp. Class A	3,121	20,630
National Retail Properties, Inc.	16,800	266,112
Nationwide Health Properties, Inc.	22,200	492,618
Omega Healthcare Investors, Inc.	18,605	261,958
One Liberty Properties, Inc.	1,700	5,984
Parkway Properties Inc/Md	3,400	35,020
Pennsylvania Real Estate Investment Trust	7,400	26,270
Post Properties, Inc.	9,900	100,386
ProLogis	32,302	209,963
PS Business Parks, Inc.	4,400	162,140
Public Storage	22,053	1,218,428
Ramco-Gershenson Properties Trust	3,700	23,865
Realty Income Corp.	22,900	430,978
Regency Centers Corp.	14,400	382,608
Saul Centers, Inc.	3,600	82,692
Senior Housing Properties Trust	25,700	360,314
Simon Property Group, Inc.	29,457	1,020,391
SL Green Realty Corp.	10,500	113,400
Sovran Self Storage, Inc.	5,300	106,424
Strategic Hotels & Resorts, Inc.	11,700	8,073
Sun Communities, Inc.	3,900	46,137
Sunstone Hotel Investors, Inc.	10,910	28,693
Supertel Hospitality, Inc.	2,197	1,889
Tanger Factory Outlet Centers	6,900	212,934
Taubman Centers, Inc.	11,423	194,648
U-Store-It Trust	12,900	26,058
UDR, Inc.	30,836	265,498
UMH Properties, Inc.	800	4,320
Universal Health Realty Income Trust	1,100	32,153
Urstadt Biddle Properties, Inc.	1,000	13,400
Urstadt Biddle Properties, Inc. Class A	3,200	42,944
Ventas, Inc.	30,439	688,226
Vornado Realty Trust	19,680	654,163
Washington Real Estate Investment Trust	11,000	190,300
Weingarten Realty Investors	20,500	195,160
Winthrop Realty Trust	2,878	19,887
		20,210,214

TOTAL COMMON STOCKS (Identified Cost $50,190,700)		20,210,214

SHORT-TERM INVESTMENTS — 1.1%
United States — 1.1%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	229,001	229,001
		229,002

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $229,002)		229,002

Total Investments# — 99.2% (Identified Cost $50,419,702)		20,439,216

Cash and Other Assets, Less liabilities — 0.8%		173,181
Net Assets — 100.0%		$20,612,397
____________________

*	Non-income producing security
#	At March 31, 2009 the aggregate cost of investment securities for income tax purposes was $50,265,166. Net unrealized depreciation aggregated $29,825,949, which related solely to depreciated investment securities.

SA Real Estate Securities Fund

March 31, 2009
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Regional Malls & Shopping Centers	18.9%
Health Care	18.4%
Apartments	16.5%
Office Property	12.2%
Industrials	12.1%
Diversified	11.0%
Lodging	5.5%
Single Tenant	4.2%
Other	1.1%
Financials	0.1%
Total	100.0%

SA Funds
NOTES TO FINANCIAL STATEMENTS — MARCH 31, 2009 (UNAUDITED)

     Fair Value Measurement – The Funds adopted Statement of Financial Accounting Standard No. 157 (“FAS 157”) Fair Value Measurement which provides enhanced guidance for using fair value to measure assets and liabilities. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the investment, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the investment developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the investment developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.
Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).
Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Fund’s own assumptions used to determine the fair value of investments).

     The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

     The following is a summary of the inputs as of March 31, 2009 in valuing the Funds’ investments:

	Level 1	Level 2	Level 3
	Investments In	Investments In	Investments
Fund	Securities	Securities	In Securities	Total
Assets
SA U.S. Fixed Income Fund	$107,140,376	$49,175,632	$-	$156,316,008
SA Global Fixed Income Fund	58,953,403	326,468,077	-	385,421,480
SA U.S. Market Fund	261,781,801	2,808,003	-	264,589,804
SA U.S. Value Fund	158,321,018	1,208,002	-	159,529,020
SA U.S. Small Company Fund	135,176,965	660,668	-	135,837,633
SA International Value Fund	305,000,166	2,755,405	-	307,755,571
SA International Small Company Fund	118,711,629	-	-	118,711,629
SA Emerging Markets Value Fund	28,496,645	427,612	-	28,924,257
SA Real Estate Securities Fund	20,210,214	229,002	-	20,439,216

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

ADR	American Depository Receipt
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Security
#	Total or Partial Securities on Loan
@	Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedules of Investments.
–	Amounts designated as – are either zero or rounded to zero.
§	Affiliated Fund.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2009

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANIES — (99.4%)

Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$891,026,052
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	865,634,271
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	447,182,895
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	317,902,797
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company	188,636,580
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
(Cost $4,227,092,969)	2,710,382,595

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 04/01/09
(Collateralized by $19,415,000 FNMA 5.50%, 05/01/37, valued
at $17,652,352) to be repurchased at $17,497,092
(Cost $17,497,000)	$17,497	$17,497,000
TOTAL INVESTMENTS — (100.0%) (Cost $4,244,589,969)##		$2,727,879,595

Organizational Note

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940.  At March 31, 2009, the Fund consists of fifty-seven operational portfolios, of which, International Small Company Portfolio (the “Portfolio”) is included in this document.  The Fund’s investment advisor is Dimensional Fund Advisors LP.  The Portfolio is a “Fund-of-Funds”, which invests in five series (the “Master Funds”) of The DFA Investment Trust Company, which is also advised by Dimensional Fund Advisors LP.  The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation Note

The International Small Company Portfolio invests in the five Master Funds indicated on its Schedule of Investments. Its investments reflect its proportionate interest in the net assets of the corresponding Master Funds.

Federal Tax Cost Note

At March 31, 2009, the total cost of securities for federal income tax purposes was $4,251,479,237.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.   This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007.   The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities
•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Portfolios’ net assets as of March 31, 2009 is listed below.

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
International Small Company Portfolio	$2,710,382,595	$17,497,000	—	$2,727,879,595

THE JAPANESE SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
March 31, 2009
(Unaudited)

		Shares	Value ††
COMMON STOCKS — (75.4%)
Consumer Discretionary — (15.5%)
* #	ABILIT Corp.	514,400	$557,384
	Accordia Golf Co., Ltd.	1,227	668,536
	Aeon Fantasy Co., Ltd.	60,432	417,097
	Aichi Machine Industry Co., Ltd.	285,000	329,452
#	Aigan Co., Ltd.	61,600	372,288
	Aisan Industry Co., Ltd.	153,700	713,862
#	Akebono Brake Industry Co., Ltd.	333,500	1,575,670
	Alpha Corp.	31,700	182,936
	Alpine Electronics, Inc.	225,500	1,474,175
#	Amiyaki Tei Co., Ltd.	239	334,181
#	Amuse, Inc.	30,000	312,009
	Anrakutei Co., Ltd.	50,000	208,647
	AOI Advertising Promotion, Inc.	39,000	204,034
	AOKI Holdings, Inc.	148,200	1,330,365
	Aoyama Trading Co., Ltd.	95,000	1,254,199
	Asatsu-DK, Inc.	21,000	349,204
	Asti Corp.	50,000	68,848
* #	Atom Corp.	129,700	382,660
	Atsugi Co., Ltd.	701,000	902,130
#	Autobacs Seven Co., Ltd.	40,800	1,164,428
#	Avex Group Holdings, Inc.	151,400	1,381,539
#	Best Denki Co., Ltd.	273,000	789,378
	Calsonic Kansei Corp.	506,000	463,725
*	Carchs Holdings Co., Ltd.	710,600	174,329
	Catena Corp.	92,000	186,411
	Chiyoda Co., Ltd.	141,200	1,989,069
#	Chofu Seisakusho Co., Ltd.	119,100	2,246,405
	Chori Co., Ltd.	658,000	654,976
	Chuo Spring Co., Ltd.	205,000	544,349
* #	Clarion Co., Ltd.	689,000	368,140
#	Cleanup Corp.	139,900	628,783
#	Colowide Co., Ltd.	200,450	1,048,416
	Corona Corp.	98,500	958,936
	Cross Plus, Inc.	22,000	241,983
	Cybozu, Inc.	615	99,173
	Daido Kogyo Co., Ltd.	145,000	228,392
#	Daidoh, Ltd.	125,600	658,199
	Daifuku Co., Ltd.	192,500	1,045,736
	Daikoku Denki Co., Ltd.	49,400	621,546
* #	Daikyo, Inc.	536,000	340,983
	Daimaruenawin Co., Ltd.	400	2,118
	Dainichi Co., Ltd.	57,700	329,878
	Daisyo Corp.	72,300	1,021,588
*	Daito Woolen Spinning & Weaving Co., Ltd.	13,000	6,807
#	Daiwa Seiko, Inc.	433,000	597,067

#	Daiwabo Co., Ltd.	466,000	$1,009,172
#	DCM Japan Holdings Co., Ltd.	241,300	1,237,006
#	Descente, Ltd.	263,000	991,060
#	Doshisha Co., Ltd.	64,900	815,136
	DOUTOR NICHIRES Holdings Co., Ltd.	175,286	2,269,162
#	Dynic Corp.	127,000	146,443
#	Eagle Industry Co., Ltd.	139,000	447,197
* #	Econach Co., Ltd.	177,000	64,730
#	Edion Corp.	266,500	664,746
	Eikoh, Inc.	41,800	123,952
	Exedy Corp.	120,500	1,540,870
	F&A Aqua Holdings, Inc.	60,638	585,992
	Fine Sinter Co., Ltd.	49,000	72,463
#	Foster Electric Co., Ltd.	81,900	468,553
#	France Bed Holdings Co., Ltd.	804,000	1,077,066
#	Fuji Co., Ltd.	106,000	1,964,698
#	Fuji Corp., Ltd.	113,900	295,947
* #	Fuji Kiko Co., Ltd.	151,000	177,137
#	Fuji Kyuko Co., Ltd.	357,000	1,583,240
	Fuji Oozx, Inc.	6,000	12,597
	Fujibo Holdings, Inc.	46,000	33,144
*	Fujii & Co., Ltd.	44,000	444
	Fujikura Rubber, Ltd.	74,000	220,592
#	Fujita Kanko, Inc.	402,100	1,563,641
	Fujitsu Business Systems, Ltd.	81,900	1,008,541
#	Fujitsu General, Ltd.	339,000	614,276
#	Funai Electric Co., Ltd.	13,200	389,559
* #	Furukawa Battery Co., Ltd.	87,000	723,264
#	G-7 Holdings, Inc.	29,200	107,597
*	Gajoen Kanko Co.	37,000	—
#	Gakken Co., Ltd.	354,000	518,959
	Genki Sushi Co., Ltd.	19,200	233,806
#	GEO Co., Ltd.	1,255	727,767
	Goldcrest Co., Ltd.	55,870	1,238,473
* #	Goldwin, Inc.	175,000	226,636
	Gourmet Kineya Co., Ltd.	67,000	418,908
*	Gro-BeLS Co., Ltd.	177,000	21,661
*	GSI Creos Corp.	194,000	169,213
	Gunze, Ltd.	624,000	1,802,205
	Hakuyosha Co., Ltd.	88,000	228,644
#	Happinet Corp.	36,100	446,731
	Haruyama Trading Co., Ltd.	49,900	176,143
* #	Haseko Corp.	1,139,500	537,723
#	Hikari Tsushin, Inc.	12,700	241,776
	Himaraya Co., Ltd.	38,300	93,074
#	HIS Co., Ltd.	118,200	2,358,462
	Hitachi Koki Co., Ltd.	63,000	521,962
	Horipro, Inc.	47,000	426,667
	I Metal Technology Co., Ltd.	150,000	271,632
	Ichikawa Co., Ltd.	63,000	177,958
#	Ichikoh Industries, Ltd.	289,000	290,890
* #	Image Holdings Co., Ltd.	41,000	61,316
	Imasen Electric Industrial Co., Ltd.	54,400	287,390
	Imperial Hotel, Ltd.	10,200	171,161
*	Impress Holdings, Inc.	112,400	131,084
	Inaba Seisakusho Co., Ltd.	60,800	592,243
	Ishizuka Glass Co., Ltd.	109,000	186,422

*	Izuhakone Railway Co., Ltd.	300	$16,366
*	Izutsuya Co., Ltd.	350,000	167,616
#	Japan Vilene Co., Ltd.	219,000	870,160
	Jeans Mate Corp.	38,208	193,337
	Jidosha Buhin Kogyo Co., Ltd.	82,000	139,905
#	Joban Kosan Co., Ltd.	221,000	343,719
#	Joint Corp.	164,800	196,514
#	Joshin Denki Co., Ltd.	196,000	1,000,166
	Juntendo Co., Ltd.	35,000	37,289
*	JVC Kenwood Holdings, Inc.	2,477,300	887,671
	Kabuki-Za Co., Ltd.	39,000	1,567,806
*	Kachikaihatsu Co., Ltd.	186,000	33,963
#	Kadokawa Holdings, Inc.	91,900	1,950,722
	Kanto Auto Works, Ltd.	206,800	1,997,337
	Kasai Kogyo Co., Ltd.	119,000	229,449
	Kato Sangyo Co., Ltd.	121,700	1,787,406
	Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	191,036
* #	Kawashima Selkon Textiles Co., Ltd.	335,000	249,694
#	Kayaba Industry Co., Ltd.	726,000	932,827
	Keihin Corp.	35,300	382,892
#	Keiyo Co., Ltd.	195,000	1,007,099
#	Kentucky Fried Chicken Japan, Ltd.	78,000	1,269,474
#	Kinugawa Rubber Industrial Co., Ltd.	198,000	235,459
#	Kisoji Co., Ltd.	87,000	1,679,403
	Koekisha Co., Ltd.	13,600	248,103
	Kohnan Shoji Co., Ltd.	91,600	787,923
#	Koito Manufacturing Co., Ltd.	70,000	505,712
#	Kojima Co., Ltd.	126,600	374,121
	Komatsu Seiren Co., Ltd.	145,000	592,603
#	Komeri Co., Ltd.	55,400	1,068,040
	Konaka Co., Ltd.	104,960	249,619
*	Kosugi Sangyo Co., Ltd.	416,000	4,203
	Ku Holdings Co., Ltd.	68,200	151,388
#	Kura Corp.	283	391,063
	Kurabo Industries, Ltd.	856,000	1,179,448
	Kuraudia Co., Ltd.	4,800	49,851
	Kuroganeya Co., Ltd.	14,000	45,088
#	K's Holdings Corp.	130,772	1,757,787
#	Kyoritsu Maintenance Co., Ltd.	49,660	780,097
#	Kyoto Kimono Yuzen Co., Ltd.	55,700	339,667
	Kyowa Leather Cloth Co., Ltd.	73,500	306,557
*	Laox Co., Ltd.	1,425,000	260,899
#	Look, Inc.	784,000	543,789
#	Maezawa Kyuso Industries Co., Ltd.	50,400	845,618
*	Magara Construction Co., Ltd.	135,000	1,364
* #	Mamiya-Op Co., Ltd.	285,000	107,439
	Marche Corp.	23,000	157,210
#	Mars Engineering Corp.	69,100	1,981,900
#	Maruei Department Store Co., Ltd.	142,000	243,259
*	Maruishi Holdings Co., Ltd.	214,000	2,162
	Maruzen Co., Ltd.	46,000	158,647
#	Matsuya Co., Ltd.	162,500	2,516,759
#	Matsuya Foods Co., Ltd.	64,900	889,413
	Meiwa Industry Co., Ltd.	38,000	59,525
#	Mikuni Corp.	114,000	124,624
* #	Misawa Homes Co., Ltd,	72,200	170,557
#	Misawa Resort Co., Ltd.	190,000	360,371

*	Mitsuba Corp.	152,690	$384,931
	Mitsui Home Co., Ltd.	212,000	895,554
	Miyuki Keori Co., Ltd.	106,000	222,117
#	Mizuno Corp.	450,000	1,857,306
#	MOS Food Services, Inc.	110,000	1,718,078
	MR Max Corp.	123,800	526,754
	Mutow Co., Ltd.	77,300	366,645
* #	Naigai Co., Ltd.	2,770,000	1,272,342
#	Nexyz Corp.	3,700	74,896
	NHK Spring Co., Ltd.	273,000	992,516
#	Nice Holdings, Inc.	399,000	629,740
*	Nichimo Corp.	667,000	6,738
	Nidec Copal Corp.	163,700	1,082,612
#	Nidec Tosok Corp.	61,000	438,219
	Nihon Tokushu Toryo Co., Ltd.	56,000	166,733
	Nikko Travel Co., Ltd.	12,200	25,738
#	Nippon Felt Co., Ltd.	67,200	285,308
* #	Nippon Piston Ring Co., Ltd.	293,000	215,437
	Nippon Seiki Co., Ltd.	148,400	922,120
#	Nishimatsuya Chain Co., Ltd.	222,800	1,590,211
	Nissan Shatai Co., Ltd.	476,300	2,775,601
#	Nissen Holdings Co., Ltd.	207,400	822,044
#	Nissin Kogyo Co., Ltd.	60,800	528,350
	Nittan Valve Co., Ltd.	82,800	203,254
*	Nitto Kako Co., Ltd.	98,000	44,146
	Noritsu Koki Co., Ltd.	99,200	747,595
*	Omikenshi Co., Ltd.	176,000	67,874
	Onward Holdings Co., Ltd.	3,000	19,859
*	Orient Watch Co., Ltd.	12,000	4,970
	Pacific Industrial Co., Ltd.	183,000	482,503
	PanaHome Corp.	457,200	2,749,602
	Parco Co., Ltd.	270,800	1,859,748
#	Paris Miki, Inc.	173,100	1,516,537
* #	PIA Corp.	28,800	282,110
	Piolax, Inc.	44,500	533,839
	Press Kogyo Co., Ltd.	375,000	370,842
#	Resorttrust, Inc.	169,908	1,575,836
* #	Rhythm Watch Co., Ltd.	443,000	361,460
#	Right On Co., Ltd.	95,425	685,625
	Riken Corp.	359,000	784,361
#	Ringer Hut Co., Ltd.	74,800	902,218
	Roland Corp.	88,300	948,561
#	Royal Co., Ltd.	138,200	1,486,084
	Sagami Chain Co., Ltd.	77,000	737,240
* #	Sagami Co., Ltd.	374,000	483,589
	Sagami Rubber Industries Co., Ltd.	15,000	28,948
#	Saint Marc Holdings Co., Ltd.	37,300	940,062
#	Saizeriya Co., Ltd.	172,200	1,766,132
*	Sakai Ovex Co., Ltd.	205,000	153,067
*	Sanden Corp.	487,000	794,640
#	Sanoh Industrial Co., Ltd.	114,900	453,431
#	Sanrio Co., Ltd.	270,400	2,101,652
	Sanyo Housing Nagoya Co., Ltd.	354	253,767
#	Sanyo Shokai, Ltd.	462,000	1,472,342
#	Seiko Holdings Corp.	391,407	763,596
	Seiren Co., Ltd.	215,100	972,173
#	Senshukai Co., Ltd.	159,600	1,129,156

* #	Seven Seas Holdings Co., Ltd.	891,000	$280,845
	Shikibo, Ltd.	497,000	441,245
	Shimachu Co., Ltd.	43,800	742,818
	Shinyei Kaisha	96,000	119,618
#	Shiroki Co., Ltd.	302,000	636,645
#	Shobunsha Publications, Inc.	358,300	1,686,320
#	Shochiku Co., Ltd.	419,400	2,833,313
	Showa Corp.	247,300	883,622
* #	Silver Ox, Inc.	179,000	74,687
* #	Silver Seiko, Ltd.	1,091,000	55,069
	SNT Corp.	93,800	266,145
*	Sofmap Co., Ltd.	43,100	67,368
	Soft99 Corp.	71,500	298,914
	Sotoh Co., Ltd.	49,700	560,247
	SPK Corp.	16,800	180,429
#	Suminoe Textile Co., Ltd.	260,000	309,797
	Sumitomo Forestry Co., Ltd.	170,066	1,133,997
* #	Suzutan Co., Ltd.	26,200	49,244
* #	SxL Corp.	493,000	170,439
	Tachikawa Corp.	50,800	236,798
	Tachi-S Co., Ltd.	119,440	532,094
#	Takamatsu Construction Group	122,600	1,727,595
#	Taka-Q Co., Ltd.	73,500	109,513
*	TAKE AND GIVE. NEEDS Co., Ltd.	2,157	87,934
#	Tasaki Shinju Co., Ltd.	892,000	615,063
	Taya Co., Ltd.	5,000	38,713
	TBK Co., Ltd.	90,000	101,530
*	TDF Corp.	27,000	25,609
#	Tecmo, Ltd.	77,700	519,838
	Teikoku Piston Ring Co., Ltd.	108,100	304,596
	Teikoku Sen-I Co., Ltd.	78,000	289,544
#	Telepark Corp.	146	155,728
* #	Ten Allied Co., Ltd.	50,000	151,320
* #	The Daiei, Inc.	223,900	692,878
#	The Japan Wool Textile Co., Ltd.	308,000	1,787,948
	Tigers Polymer Corp.	59,000	209,058
	Toabo Corp.	350,000	175,164
	Toei Co., Ltd.	427,000	1,861,037
* #	Tohoku Misawa Homes Co., Ltd.	37,500	77,873
* #	Tokai Kanko Co., Ltd.	505,999	139,062
	Tokai Rika Co., Ltd.	85,400	860,040
	Tokai Rubber Industries, Ltd.	106,300	836,294
*	Tokai Senko K.K.	462,000	294,158
	Tokyo Dome Corp.	638,200	1,761,915
	Tokyo Kaikan Co., Ltd.	12,000	41,232
	Tokyo Soir Co., Ltd.	49,000	102,228
	Tokyo Style Co., Ltd.	336,700	2,312,656
#	Tokyotokeiba Co., Ltd.	880,000	1,147,658
	Tokyu Recreation Co., Ltd.	77,000	392,731
#	Tomy Co., Ltd.	313,193	1,218,287
* #	Tonichi Carlife Group, Inc.	318,000	423,427
	Topre Corp.	180,100	1,270,309
	Totenko Co., Ltd.	57,000	72,310
#	Touei Housing Corp.	128,540	229,715
*	Towa Real Estate Development Co., Ltd.	284,500	130,989
#	Toyo Radiator Co., Ltd.	253,000	336,452
* #	Toyo Tire & Rubber Co., Ltd.	711,000	902,948

#	Toyobo Co., Ltd.	1,002,000	$1,296,088
#	Tsukamoto Co., Ltd.	67,000	43,154
	Tsutsumi Jewelry Co., Ltd.	67,500	1,175,167
* #	Unitika, Ltd.	1,629,000	1,113,633
#	U-Shin, Ltd.	94,500	252,249
#	Watabe Wedding Corp.	29,500	471,796
#	Watami Food Service Co., Ltd.	127,700	2,612,560
* #	Wondertable, Ltd.	97,000	82,791
#	Xebio Co., Ltd.	52,800	775,584
	Yamato International, Inc.	43,000	154,472
#	Yellow Hat, Ltd.	73,700	291,785
	Yokohama Reito Co., Ltd.	175,000	1,030,899
#	Yomiuri Land Co., Ltd.	258,000	767,117
	Yonex Co., Ltd.	40,000	268,636
#	Yorozu Corp.	73,500	616,877
#	Yoshimoto Kogyo Co., Ltd.	116,800	1,071,202
#	Yoshinoya Holdings Co., Ltd.	2,168	2,383,097
#	Zenrin Co., Ltd.	127,400	1,380,190
#	Zensho Co., Ltd.	362,900	1,737,114
Total Consumer Discretionary			192,783,504

Consumer Staples — (8.4%)
#	Aderans Holdings Co., Ltd.	142,450	1,037,059
*	Aeon Hokkaido Corp.	428,200	1,365,005
	Ahjikan Co., Ltd.	10,500	75,783
#	Ariake Japan Co., Ltd.	113,700	1,511,949
	Cawachi, Ltd.	81,200	1,249,091
	CFS Corp.	122,000	868,714
#	Chubu Shiryo Co., Ltd.	89,000	564,335
	Chuo Gyorui Co., Ltd.	93,000	169,905
	Coca-Cola Central Japan Co., Ltd.	143,000	1,903,854
#	cocokara fine HOLDINGS, Inc.	36,060	324,498
	CVS Bay Area, Inc.	55,000	69,076
#	DyDo Drinco, Inc.	55,700	1,425,836
	Echo Trading Co., Ltd.	11,000	90,287
	Ensuiko Sugar Refining Co., Ltd.	103,000	149,649
#	Fancl Corp.	218,500	2,476,044
* #	First Baking Co., Ltd.	183,000	175,287
#	Fuji Oil Co., Ltd.	155,000	1,666,797
	Fujicco Co., Ltd.	118,600	1,365,281
* #	Fujiya Co., Ltd.	549,000	680,273
	Hagoromo Foods Corp.	40,000	401,309
	Harashin Narus Holdings Co., Ltd.	61,500	578,073
* #	Hayashikane Sangyo Co., Ltd.	336,000	254,164
#	Heiwado Co., Ltd.	198,600	2,481,129
* #	Hohsui Corp.	120,000	98,349
	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	400,949
#	Hokuto Corp.	110,300	1,923,827
	Inageya Co., Ltd.	175,000	1,626,382
	Itochu-Shokuhin Co., Ltd.	40,700	1,440,623
	Itoham Foods, Inc.	693,800	2,006,414
	Izumiya Co., Ltd.	292,000	1,329,205
#	J-Oil Mills, Inc.	533,000	1,422,452
#	Kameda Seika Co., Ltd.	70,000	938,198
	Kasumi Co., Ltd.	211,000	800,871
#	Key Coffee, Inc.	76,600	1,198,693
	Kirindo Co., Ltd.	32,800	159,608

#	Kyodo Shiryo Co., Ltd.	353,000	$356,489
	Kyokuyo Co., Ltd.	370,000	706,277
#	Life Corp.	183,900	3,109,131
#	Mandom Corp.	82,200	1,362,176
	Marudai Food Co., Ltd.	443,000	1,058,573
#	Maruha Nichiro Holdings, Inc.	1,651,069	2,271,838
*	Maruya Co., Ltd.	14,000	15,373
#	Matsumotokiyoshi Holdings Co., Ltd.	14,600	236,241
*	Maxvalu Tohok Co., Ltd.	18,200	103,024
	Maxvalu Tokai Co., Ltd.	59,400	659,621
#	Meito Sangyo Co., Ltd.	77,800	1,163,712
	Mercian Corp.	413,000	708,801
	Mikuni Coca-Cola Bottling Co., Ltd.	184,000	1,440,459
#	Milbon Co., Ltd.	42,840	917,239
	Ministop Co., Ltd.	84,900	1,329,116
	Mitsui Sugar Co., Ltd.	465,850	1,262,678
	Miyoshi Oil & Fat Co., Ltd.	261,000	364,935
#	Morinaga & Co., Ltd.	909,000	1,825,464
#	Morinaga Milk Industry Co., Ltd.	852,000	2,549,859
	Morishita Jinton Co., Ltd.	47,800	110,752
	Morozoff, Ltd.	108,000	344,651
#	Nagatanien Co., Ltd.	118,000	1,012,659
#	Nakamuraya Co., Ltd.	203,000	1,061,784
#	Nichimo Co., Ltd.	112,000	138,957
#	Nihon Chouzai Co., Ltd.	22,380	282,149
	Niitaka Co., Ltd.	7,260	53,965
	Nippon Beet Sugar Manufacturing Co., Ltd.	513,000	1,153,698
#	Nippon Flour Mills Co., Ltd.	604,000	2,468,228
*	Nippon Formula Feed Manufacturing Co., Ltd.	267,000	250,270
#	Nippon Suisan Kaisha, Ltd.	514,500	1,354,760
	Nissin Sugar Manufacturing Co., Ltd.	149,000	285,781
	Nitto Flour Milling Co., Ltd.	64,000	189,304
	Oenon Holdings, Inc.	247,000	444,514
	Oie Sangyo Co., Ltd.	20,900	191,299
	Okuwa Co., Ltd.	146,000	2,054,797
	Olympic Corp.	65,000	454,651
	Oriental Yeast Co., Ltd.	101,000	450,602
	Pietro Co., Ltd.	10,300	81,739
#	Pigeon Corp.	67,800	1,696,821
*	Poplar Co., Ltd.	25,760	163,738
	Prima Meat Packers, Ltd.	705,000	880,708
#	Riken Vitamin Co., Ltd.	79,300	1,972,234
	Rock Field Co., Ltd.	47,800	582,274
#	Ryoshoku, Ltd.	141,900	3,249,890
	S Foods, Inc.	104,000	824,247
#	Sakata Seed Corp.	171,000	2,264,831
	Shikoku Coca-Cola Bottling Co., Ltd.	79,800	623,445
	Shoei Foods Corp.	44,000	196,561
#	Showa Sangyo Co., Ltd.	581,000	1,631,661
#	Snow Brand Milk Products Co., Ltd.	900,000	2,469,986
#	Sogo Medical Co., Ltd.	23,000	471,478
	Sonton Food Industry Co., Ltd.	43,000	237,965
	Sotetsu Rosen Co., Ltd.	70,000	336,737
	Starzen Corp.	279,000	655,462
#	T. Hasegawa Co., Ltd.	133,400	1,446,326
* #	The Maruetsu, Inc.	417,000	1,716,052
	The Nisshin Oillio Group, Ltd.	585,000	2,544,010

	Three F Co., Ltd.	17,700	$109,123
#	Tobu Store Co., Ltd.	215,000	683,997
	Toho Co., Ltd.	158,000	550,758
	Tohto Suisan Co., Ltd.	120,000	126,517
	Torigoe Co., Ltd.	84,500	624,384
*	Toyo Sugar Refining Co., Ltd.	157,000	152,790
	Tsukiji Uoichiba Co., Ltd.	57,000	73,166
#	Tsuruha Holdings, Inc.	45,200	1,154,111
	Unicafe, Inc.	14,260	149,446
#	Unicharm Petcare Corp.	88,900	2,255,912
	Unimat Offisco Corp.	85,100	719,903
	Valor Co., Ltd.	173,600	1,261,221
	Warabeya Nichiyo Co., Ltd.	51,360	646,903
	Yaizu Suisankagaku Industry Co., Ltd.	41,000	416,233
	Yaoko Co., Ltd.	56,400	1,646,604
#	Yomeishu Seizo Co., Ltd.	100,000	886,111
	Yonekyu Corp.	98,000	988,140
	Yuasa Funashoku Co., Ltd.	112,000	205,985
#	Yukiguni Maitake Co., Ltd.	104,256	347,644
	Yutaka Foods Corp.	6,000	70,467
Total Consumer Staples			105,088,376

Energy — (1.1%)
#	AOC Holdings, Inc.	139,600	770,224
#	BP Castrol K.K.	69,800	160,833
* #	Fuji Kosan Co., Ltd.	264,000	196,790
	Itochu Enex Co., Ltd.	321,400	1,701,129
	Japan Oil Transportation Co., Ltd.	79,000	147,841
#	Kanto Natural Gas Development Co., Ltd.	175,000	944,234
#	Kyoei Tanker Co., Ltd.	115,000	274,044
#	Mitsuuroko Co., Ltd.	212,500	1,211,322
#	Modec, Inc.	102,500	1,390,220
#	Nippon Gas Co., Ltd.	148,900	2,070,390
	Nippon Seiro Co., Ltd.	64,000	88,351
#	Sala Corp.	129,500	695,990
	San-Ai Oil Co., Ltd.	259,000	997,214
	Shinko Plantech Co., Ltd.	154,800	971,557
	Sinanen Co., Ltd.	259,000	1,119,110
#	Toa Oil Co., Ltd.	360,000	365,811
#	Toyo Kanetsu K.K.	466,000	734,514
Total Energy			13,839,574

Financials — (7.8%)
#	Arealink Co., Ltd.	3,000	40,744
* #	Azel Corp.	1,237,000	12,783
*	Bank of the Ryukyus, Ltd.	121,780	1,012,011
* #	Central Finance Co., Ltd.	341,000	494,146
#	Century Leasing System, Inc.	165,400	989,215
#	Chuo Corp.	81,000	18,827
#	Daiko Clearing Services Corp.	49,700	324,230
*	Fukushima Bank, Ltd.	836,000	435,685
	Fuyo General Lease Co., Ltd.	104,100	1,312,926
	Heiwa Real Estate Co., Ltd.	171,000	375,197
	Higashi-Nippon Bank, Ltd.	626,000	1,695,183
#	Ichiyoshi Securities Co., Ltd.	160,600	692,568
*	Kakuei (L.) Corp.	100,000	1,010
* #	Kenedix, Inc.	442	43,451

	Kirayaka Bank, Ltd.	98,000	$87,087
	Kiyo Holdings, Inc.	2,135,900	2,675,501
#	Kobayashi Yoko Co., Ltd.	268,200	820,712
#	Kosei Securities Co., Ltd.	295,000	238,972
#	Marusan Securities Co., Ltd.	256,000	1,327,855
#	Mito Securities Co., Ltd.	271,000	657,125
* #	Mizuho Investors Securities Co., Ltd.	740,000	631,053
#	Monex Group, Inc.	2,123	516,529
	Musashino Bank, Ltd.	62,900	1,953,379
*	New Real Property K.K.	43,900	—
*	Nichiboshin, Ltd.	1,190	1,202
* #	NIS Group Co., Ltd.	1,470,625	438,059
#	Nisshin Fudosan Co., Ltd.	189,400	339,975
#	Okasan Securities Group, Inc.	547,000	1,977,236
* #	OMC Card, Inc.	212,500	372,436
#	Ricoh Leasing Co., Ltd.	91,100	1,525,926
#	RISA Partners, Inc.	375	140,232
#	Sankei Building Co., Ltd.	190,800	841,886
*	Sapporo Hokuyo Holdings, Inc.	98,000	277,891
#	Shikoku Bank, Ltd.	742,000	2,910,096
#	Shimizu Bank, Ltd.	32,100	1,327,916
#	Sumitomo Real Estate Sales Co., Ltd.	33,200	967,776
	Takagi Securities Co., Ltd.	208,000	206,136
	The Aichi Bank, Ltd.	34,100	2,350,274
	The Akita Bank, Ltd.	666,400	2,501,324
#	The Aomori Bank, Ltd.	611,000	2,367,923
* #	The Bank of Ikeda, Ltd.	70,300	2,981,466
#	The Bank of Iwate, Ltd.	57,400	2,735,870
	The Bank of Nagoya, Ltd.	171,297	721,264
	The Bank of Okinawa, Ltd.	74,500	2,293,677
	The Bank of Saga, Ltd.	584,000	1,939,052
* #	The Chiba Kogyo Bank, Ltd.	169,600	1,669,896
	The Chukyo Bank, Ltd.	732,000	2,393,017
#	The Daisan Bank, Ltd.	621,000	1,859,098
	The Daito Bank, Ltd.	498,000	321,247
	The Ehime Bank, Ltd.	593,000	1,579,774
	The Eighteenth Bank, Ltd.	614,000	2,112,374
* #	The Fuji Fire & Marine Insurance Co., Ltd.	526,000	403,966
#	The Fukui Bank, Ltd.	841,000	2,657,036
	The Hokkoku Bank, Ltd.	634,000	2,268,656
#	The Hokuetsu Bank, Ltd.	875,000	1,462,182
	The Kagawa Bank, Ltd.	269,350	1,135,085
* #	The Kanto Tsukuba Bank, Ltd.	188,800	547,239
	The Kita-Nippon Bank, Ltd.	29,706	875,665
	The Michinoku Bank, Ltd.	524,000	1,334,807
*	The Minato Bank, Ltd.	1,360,000	2,034,437
	The Miyazaki Bank, Ltd.	494,000	2,012,928
	The Nagano Bank, Ltd.	314,000	785,328
	The Oita Bank, Ltd.	491,900	2,738,301
	TOC Co., Ltd.	422,050	1,532,322
	Tochigi Bank, Ltd.	386,000	1,885,146
	Toho Bank, Ltd.	759,200	3,041,922
#	Toho Real Estate Co., Ltd.	184,600	816,233
	Tohoku Bank, Ltd.	390,000	589,969
	Tokai Tokyo Securities Co., Ltd.	898,000	1,623,538
#	Tokushima Bank, Ltd.	267,200	1,456,349
	Tokyo Rakutenchi Co., Ltd.	222,000	887,232

#	Tokyo Tatemono Co., Ltd.	274,000	$711,229
#	Tokyo Theatres Co., Inc.	299,000	616,481
#	Tokyo Tomin Bank, Ltd.	110,100	1,718,869
#	Tokyu Community Corp.	48,200	752,438
#	Tokyu Livable, Inc.	102,300	442,866
	Tomato Bank, Ltd.	397,000	976,293
#	Tottori Bank, Ltd.	328,000	886,189
* #	Towa Bank, Ltd.	876,000	557,820
*	Toyo Securities Co., Ltd.	307,000	489,656
#	Yamagata Bank, Ltd.	584,500	2,793,397
	Yamanashi Chuo Bank, Ltd.	231,000	1,213,726
#	Yuraku Real Estate Co., Ltd.	514,000	505,562
Total Financials			97,262,079

Health Care — (3.1%)
	Aloka Co., Ltd.	89,000	642,287
#	As One Corp.	69,568	1,134,886
	ASKA Pharmaceutical Co., Ltd.	101,000	871,760
	Create Medic Co., Ltd.	28,000	225,375
#	Eiken Chemical Co., Ltd.	78,900	496,074
	FALCO biosystems, Ltd.	34,300	282,525
#	Fuso Pharmaceutical Industries, Ltd.	322,000	898,262
#	Green Hospital Supply, Inc.	940	359,534
	Hitachi Medical Corp.	135,000	1,052,079
#	Hogy Medical Co., Ltd.	50,300	2,743,107
	Iwaki & Co., Ltd.	55,000	107,937
	Japan Medical Dynamic Marketing, Inc.	44,900	70,542
#	Jeol, Ltd.	268,000	719,350
	JMS Co., Ltd.	126,000	508,109
	Kaken Pharmaceutical Co., Ltd.	348,000	2,933,661
	Kawamoto Corp.	4,000	14,490
	Kawanishi Holdings, Ltd.	7,400	56,616
	Kawasumi Laboratories, Inc.	45,000	251,456
	Kyorin Co., Ltd.	177,000	2,198,279
#	Nichii Gakkan Co.	242,400	1,949,159
	Nihon Kohden Corp.	151,200	1,873,163
#	Nikkiso Co., Ltd.	237,000	1,360,526
#	Nippon Chemiphar Co., Ltd.	131,000	382,962
	Nippon Shinyaku Co., Ltd.	237,000	2,099,356
#	Nipro Corp.	180,100	2,807,748
	Nissui Pharmaceutical Co., Ltd.	66,100	491,670
#	Paramount Bed Co., Ltd.	98,800	1,308,154
	Rion Co., Ltd.	5,000	23,726
	Seikagaku Corp.	198,500	1,963,191
#	SSP Co., Ltd.	383,000	2,001,084
#	Topcon Corp.	154,800	604,892
	Torii Pharmaceutical Co., Ltd.	92,800	1,283,346
#	Towa Pharmaceutical Co., Ltd.	56,300	2,358,771
	Vital-Net, Inc.	142,400	871,693
#	Wakamoto Pharmaceutical Co., Ltd.	100,000	394,684
#	Zeria Pharmaceutical Co., Ltd.	153,000	1,671,204
Total Health Care			39,011,658

Industrials — (21.2%)
* #	A&A Material Corp.	235,000	175,357
#	Advan Co., Ltd.	99,400	464,892
* #	Advanex, Inc.	121,000	87,736

#	Aeon Delight Co., Ltd.	120,000	$1,505,465
	Aica Kogyo Co., Ltd.	236,500	2,072,069
	Aichi Corp.	209,200	864,068
	Aida Engineering, Ltd.	265,700	752,390
	Airport Facilities Co., Ltd.	168,770	876,079
	Airtech Japan, Ltd.	26,700	108,937
	Alps Logistics Co., Ltd.	52,500	397,502
	Altech Co., Ltd.	23,000	34,547
#	Altech Corp.	37,150	173,367
#	Amano Corp.	269,000	2,155,468
	Ando Corp.	257,000	319,657
#	Anest Iwata Corp.	149,000	398,448
*	AOMI Construction Co., Ltd.	211,000	2,132
	Asahi Diamond Industrial Co., Ltd.	245,000	1,041,072
	Asahi Kogyosha Co., Ltd.	99,000	307,785
#	Asahi Pretec Corp.	120,450	1,756,392
* #	Asanuma Corp.	1,424,000	856,214
	Asia Air Survey Co., Ltd.	32,000	56,897
	Asunaro Aoki Construction Co., Ltd.	166,500	541,729
	Ataka Construction & Engineering Co., Ltd.	60,000	119,192
	Bando Chemical Industries, Ltd.	340,000	768,052
*	Banners Co., Ltd.	482,000	14,734
	Bidec Servo Corp.	78,000	216,023
	Biken Techno Corp.	14,100	51,129
	Bunka Shutter Co., Ltd.	239,000	913,208
	Central Glass Co., Ltd.	601,000	1,802,266
	Central Security Patrols Co., Ltd.	44,700	386,383
#	Chudenko Corp.	188,500	2,629,179
#	Chugai Ro Co., Ltd.	327,000	762,850
#	Chuo Denki Kogyo Co., Ltd.	90,000	464,275
#	CKD Corp.	229,700	748,589
	Commuture Corp.	154,202	940,364
#	Cosel Co., Ltd.	130,700	1,012,700
	CTI Engineering Co., Ltd.	44,000	265,351
	Dai-Dan Co., Ltd.	156,000	702,210
#	Daido Metal Co., Ltd.	144,000	710,754
#	Daihen Corp.	459,000	1,136,449
	Daiho Corp.	1,355,000	677,451
#	Daiichi Chuo Kisen Kaisha	259,000	550,856
#	Daiichi Jitsugyo Co., Ltd.	194,000	476,177
#	Daimei Telecom Engineering Corp.	140,000	1,302,176
#	Daiseki Co., Ltd.	147,263	2,519,997
* #	Daisue Construction Co., Ltd.	316,500	77,846
	Daiwa Industries, Ltd.	169,000	588,384
	Daiwa Odakyu Construction Co., Ltd.	63,500	117,359
	Danto Holdings Corp.	570,000	440,890
	Denyo Co., Ltd.	90,600	582,899
	DMW Corp.	4,800	58,953
*	Dream Incubator, Inc.	168	84,339
* #	Ebara Corp.	825,000	1,829,840
* #	Enshu, Ltd.	215,000	112,665
	Freesia Macross Corp.	1,355,000	151,878
	Fuji Electric Holdings Co., Ltd.	1,133,000	1,350,479
	Fujikura, Ltd.	3,000	8,365
*	Fujisash Co., Ltd.	106,300	45,400
	Fujitec Co., Ltd.	304,000	1,038,133
#	Fukuda Corp.	700,000	981,236

	Fukusima Industries Corp.	29,700	$184,310
#	Fukuyama Transporting Co., Ltd.	425,400	1,564,511
	Funai Consulting, Co., Ltd.	99,300	473,783
	Furukawa Co., Ltd.	1,390,000	1,168,689
	Furusato Industries, Ltd.	50,600	412,854
	Futaba Corp.	159,500	2,524,871
#	Gecoss Corp.	113,600	552,564
	Hamai Co., Ltd.	97,000	65,125
	Hanwa Co., Ltd.	726,000	1,858,894
	Hazama Corp.	285,800	241,907
	Hibiya Engineering, Ltd.	130,000	1,169,887
	Hitachi Cable, Ltd.	390,000	758,090
	Hitachi Metals Techno, Ltd.	57,500	223,059
#	Hitachi Plant Technologies, Ltd.	601,570	1,605,638
	Hitachi Tool Engineering, Ltd.	94,000	553,852
* #	Hitachi Zosen Corp.	1,506,500	1,222,274
	Hokuetsu Industries Co., Ltd.	96,000	128,037
	Hokuriku Electrical Construction Co., Ltd.	56,000	189,750
#	Hosokawa Micron Corp.	144,000	433,396
* #	Howa Machinery, Ltd.	379,000	209,030
	IBJ Leasing Co., Ltd.	113,300	1,257,049
	Ichiken Co., Ltd.	105,000	111,919
	Ichinen Holdings Co., Ltd.	71,100	279,874
#	Idec Corp.	131,900	709,208
	Iino Kaiun Kaisha, Ltd.	337,400	1,513,049
	Inaba Denki Sangyo Co., Ltd.	86,000	1,921,811
	Inabata and Co., Ltd.	219,900	567,511
	Inoue Kogyo Co., Ltd.	425,000	4,294
#	Inui Steamship Co., Ltd.	80,800	499,171
* #	Iseki & Co., Ltd.	759,000	1,855,418
* #	Ishikawa Seisakusho, Ltd.	154,000	106,253
*	Ishikawajima Construction Materials Co., Ltd.	216,000	99,370
	Ishikawajima Transport Machinery Co., Ltd.	73,000	216,660
	Itoki Corp.	174,200	440,713
#	IWATANI CORP.	847,000	1,901,080
* #	J Bridge Corp.	1,727,700	210,329
#	Jalux, Inc.	43,300	567,342
	Jamco Corp.	82,000	401,720
* #	Japan Bridge Corp.	44,350	99,795
#	Japan Cash Machine Co., Ltd.	99,415	902,039
	Japan Foundation Engineering Co., Ltd.	95,600	176,958
	Japan Kenzai Co., Ltd.	93,440	550,204
#	Japan Pulp & Paper Co., Ltd.	501,000	1,414,918
	Japan Steel Tower Co., Ltd.	44,000	134,765
#	Japan Transcity Corp.	231,000	694,331
	JFE Shoji Holdings, Inc.	190,000	509,303
	K.R.S. Corp.	38,200	355,272
*	Kamagai Gumi Co., Ltd.	583,800	251,362
	Kamei Corp.	118,000	528,983
	Kanaden Corp.	118,000	569,374
	Kanagawa Chuo Kotsu Co., Ltd.	192,000	1,029,535
	Kanamoto Co., Ltd.	114,000	387,579
*	Kanematsu Corp.	1,442,625	1,157,156
* #	Kanematsu-NNK Corp.	125,000	67,563
#	Katakura Industries Co., Ltd.	115,900	886,968
	Kato Works Co., Ltd.	197,000	376,015
* #	Kawada Technologies, Inc.	110,800	1,264,879

	Kawagishi Bridge Works Co., Ltd.	38,000	$88,589
	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	290,519
#	Kimura Chemical Plants Co., Ltd.	59,400	402,095
#	Kinki Sharyo Co., Ltd.	207,000	961,229
#	Kintetsu World Express, Inc.	109,600	2,039,124
#	Kitagawa Iron Works Co., Ltd.	335,000	364,870
#	Kitano Construction Corp.	252,000	590,167
	Kitazawa Sangyo Co., Ltd.	57,000	100,015
#	Kitz Corp.	409,000	1,256,301
	Koike Sanso Kogyo Co., Ltd.	152,000	326,542
	Koito Industries, Ltd.	102,000	249,376
	Kokuyo Co., Ltd.	107,825	795,611
	Komai Tekko, Inc.	109,000	228,130
	Komatsu Wall Industry Co., Ltd.	32,900	354,733
	Komori Corp.	109,000	896,320
	Kondotec, Inc.	40,500	235,110
* #	Kosaido Co., Ltd.	388,400	744,630
#	Kuroda Electric Co., Ltd.	109,900	607,390
	Kyodo Printing Co., Ltd.	303,000	648,291
	Kyoei Sangyo Co., Ltd.	97,000	211,549
	Kyokuto Boeki Kaisha, Ltd.	82,000	115,857
	Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	498,323
	Kyosan Electric Manufacturing Co., Ltd.	213,000	665,993
#	Kyowa Exeo Corp.	306,000	2,499,019
	Kyudenko Corp.	266,000	1,704,539
*	Link Consulting Associates - Japan Corp.	14,600	3,441
*	Lonseal Corp.	127,000	107,294
	Maeda Corp.	624,000	2,179,860
	Maeda Road Construction Co., Ltd.	319,000	2,800,984
#	Maezawa Industries, Inc.	59,300	76,412
#	Maezawa Kaisei Industries Co., Ltd.	53,300	483,750
#	Makino Milling Machine Co., Ltd.	322,000	871,203
	Marubeni Construction Material Lease Co., Ltd.	78,000	92,446
	Maruka Machinery Co., Ltd.	28,100	176,079
	Maruwn Corp.	66,000	187,523
#	Maruyama Manufacturing Co., Inc.	150,000	241,891
	Maruzen Showa Unyu Co., Ltd.	327,000	892,373
#	Matsuda Sangyo Co., Ltd.	80,282	914,672
	Matsui Construction Co., Ltd.	98,600	359,661
* #	Matsuo Bridge Co., Ltd.	760,000	635,813
#	Max Co., Ltd.	184,000	1,979,358
#	Meidensha Corp.	764,050	1,770,787
*	Meiji Machine Co., Ltd.	213,000	82,338
#	Meiji Shipping Co., Ltd.	106,100	397,556
	Meisei Industrial Co., Ltd.	29,000	59,374
#	Meitec Corp.	132,000	1,640,029
	Meito Transportation Co., Ltd.	22,000	183,295
* #	Meiwa Trading Co., Ltd.	140,000	165,512
	Mitani Corp.	52,600	232,175
* #	Mitsubishi Cable Industries, Ltd.	717,000	534,172
#	Mitsubishi Kakoki Kaisha, Ltd.	248,000	545,459
	Mitsubishi Pencil Co., Ltd.	118,300	1,184,528
#	Mitsuboshi Belting, Ltd.	274,000	1,100,238
#	Mitsui Matsushima Co., Ltd.	338,000	326,456
#	Mitsui-Soko Co., Ltd.	475,000	1,852,896
	Mitsumura Printing Co., Ltd.	93,000	324,023
	Miura Co., Ltd.	132,100	2,981,899

	Miura Printing Corp.	19,000	$45,544
* #	Miyairi Valve Manufacturing Co., Ltd.	307,900	41,075
* #	Miyaji Engineering Group	1,906,175	1,160,399
* #	Miyakoshi Corp.	48,400	156,620
*	Mori Denki Mfg. Co., Ltd.	628,000	31,907
#	Mori Seiki Co., Ltd.	59,200	547,305
	Morita Holdings Corp.	159,000	637,289
#	Moshi Moshi Hotline, Inc.	119,450	2,148,043
	Mystar Engineering Corp.	15,600	46,323
	Nabtesco Corp.	174,000	1,217,765
	NAC Co., Ltd.	28,900	242,794
	Nachi-Fujikoshi Corp.	588,000	909,551
	Naikai Zosen Corp.	75,000	205,696
	Nakano Corp.	103,000	132,172
	Narasaki Sangyo Co., Ltd.	68,000	40,229
	NEC Capital Solutions, Ltd.	70,700	482,664
#	NEC System Integration & Construction, Ltd.	147,000	1,261,479
	New Tachikawa Aircraft Co., Ltd.	9,900	441,326
	Nichias Corp.	424,000	869,147
#	Nichiban Co., Ltd.	122,000	336,399
#	Nichiha Corp.	113,680	805,732
	Nihon Spindle Manufacturing Co., Ltd.	115,000	156,013
	Nikko Co., Ltd.	127,000	349,545
	Nippo Corp.	324,000	2,642,643
#	Nippon Carbon Co., Ltd.	396,000	807,412
#	Nippon Conveyor Co., Ltd.	168,000	134,243
	Nippon Densetsu Kogyo Co., Ltd.	210,000	1,818,282
	Nippon Denwa Shisetu Co., Ltd.	203,000	566,399
	Nippon Filcon Co., Ltd.	73,100	408,501
	Nippon Hume Corp.	91,000	246,252
	Nippon Jogesuido Sekkei Co., Ltd.	289	213,142
	Nippon Kanzai Co., Ltd.	69,200	879,210
	Nippon Koei Co., Ltd.	272,000	606,143
	Nippon Konpo Unyu Soko Co., Ltd.	247,000	1,949,110
#	Nippon Seisen Co., Ltd.	107,000	209,349
	Nippon Shindo Co., Ltd.	50,000	49,057
#	Nippon Signal Co., Ltd.	210,200	1,185,731
#	Nippon Steel Trading Co., Ltd.	389,000	517,385
	Nippon Thompson Co., Ltd.	255,000	862,432
	Nippon Tungsten Co., Ltd.	82,000	99,615
	Nippon Yusoki Co., Ltd.	138,000	301,592
#	Nishimatsu Construction Co., Ltd.	954,000	764,945
	Nishishiba Electric Co., Ltd.	101,000	135,206
	Nissei Corp.	104,600	708,429
	Nissei Plastic Industrial Co., Ltd.	394,900	971,854
	Nissin Corp.	342,000	742,923
	Nitchitsu Co., Ltd.	60,000	94,089
	Nitta Corp.	101,400	1,054,371
	Nitto Boseki Co., Ltd.	847,000	1,499,972
	Nitto Electric Works, Ltd.	150,700	1,163,515
#	Nitto Kohki Co., Ltd.	73,500	1,127,920
	Nitto Seiko Co., Ltd.	140,000	363,613
* #	Nittoc Construction Co., Ltd.	316,000	119,566
	Noda Corp.	169,300	176,752
	Nomura Co., Ltd.	205,000	478,614
	Noritake Co., Ltd.	543,000	1,496,889
#	Noritz Corp.	168,200	2,225,547

*	Oak Capital Corp.	753,354	$53,427
	Obayashi Road Corp.	106,000	148,832
#	Oiles Corp.	119,142	1,395,916
	Okabe Co., Ltd.	186,900	655,357
	Okamoto Machine Tool Works, Ltd.	164,000	141,239
#	Okamura Corp.	370,900	1,699,942
#	Okano Valve Manufacturing Co.	58,000	393,459
	Oki Electric Cable Co., Ltd.	117,000	175,977
	OKK Corp.	255,000	208,192
	OKUMA Corp.	152,000	574,377
#	Okumura Corp.	750,400	2,669,039
#	O-M, Ltd.	105,000	371,924
#	Onoken Co., Ltd.	70,900	527,458
#	Organo Corp.	198,000	1,095,556
#	Oriental Shiraishi Corp.	463,800	4,686
	Original Engineering Consultants Co., Ltd.	66,500	67,183
#	OSG Corp.	116,800	713,485
	Oyo Corp.	107,500	1,217,820
* #	P.S. Mitsubishi Construction Co., Ltd.	76,800	182,437
#	Park24 Co., Ltd.	131,900	896,155
	Penta-Ocean Construction Co., Ltd.	841,000	970,726
	Pilot Corp.	759	941,368
#	Pronexus, Inc.	133,400	903,399
* #	Radia Holdings, Inc.	4,635	19,346
	Raito Kogyo Co., Ltd.	193,700	402,490
	Rheon Automatic Machinery Co., Ltd.	64,000	144,801
	Ryobi, Ltd.	558,200	982,853
*	Sailor Pen Co., Ltd.	127,000	59,556
	Sakai Heavy Industries, Ltd.	126,000	171,955
*	Sakurada Co., Ltd.	225,000	27,227
* #	Sanix, Inc.	157,400	136,517
#	Sanki Engineering Co., Ltd.	261,000	1,425,269
#	Sanko Metal Industrial Co., Ltd.	118,000	399,382
	Sankyo-Tateyama Holdings, Inc.	1,102,000	766,217
	Sankyu, Inc., Tokyo	445,000	1,182,193
	Sanritsu Corp.	17,800	94,682
	Sanwa Holdings Corp.	236,000	664,433
	Sanyo Denki Co., Ltd.	214,000	419,809
	Sanyo Engineering & Construction, Inc.	48,000	131,940
	Sanyo Industries, Ltd.	102,000	158,448
#	Sasebo Heavy Industries Co., Ltd.	546,000	1,021,384
#	Sato Corp.	108,600	796,602
	Sato Shoji Corp.	65,300	362,150
#	Sawafuji Electric Co., Ltd.	48,000	75,833
	Secom Joshinetsu Co., Ltd.	33,900	523,396
	Secom Techno Service Co., Ltd.	41,500	951,278
	Seibu Electric Industry Co., Ltd.	67,000	257,733
	Seika Corp.	267,000	591,959
*	Seikitokyu Kogyo Co., Ltd.	335,000	101,982
	Seino Holdings Co., Ltd.	157,000	759,367
	Sekisui Jushi Co., Ltd.	162,000	1,208,255
#	Senko Co., Ltd.	371,000	1,172,955
	Senshu Electric Co., Ltd.	37,300	299,380
#	Shibaura Mechatronics Corp.	171,000	589,235
#	Shibusawa Warehouse Co., Ltd.	259,000	1,219,788
	Shibuya Kogyo Co., Ltd.	82,300	699,950
#	Shima Seiki Manufacturing Co., Ltd.	59,600	1,183,124

	Shin Nippon Air Technologies Co., Ltd.	84,980	$665,064
	Shin-Keisei Electric Railway Co., Ltd.	174,000	630,583
#	Shinko Electric Co., Ltd.	496,000	1,097,994
#	Shin-Kobe Electric Machinery Co., Ltd.	137,000	750,159
	Shinmaywa Industries, Ltd.	403,000	846,148
	Shinnihon Corp.	215,900	216,280
	Shinsho Corp.	284,000	448,050
#	Shinwa Kaiun Kaisha, Ltd.	409,000	926,111
#	Sho-Bond Corp.	98,100	1,830,259
#	Shoko Co., Ltd.	316,000	309,493
	Showa Aircraft Industry Co., Ltd.	112,000	420,475
	Showa KDE Co., Ltd.	124,000	107,099
	Sintokogio, Ltd.	191,800	1,160,544
	Soda Nikka Co., Ltd.	67,000	200,073
#	Sohgo Security Services Co., Ltd.	101,000	868,331
#	Space Co., Ltd.	73,420	460,765
	Subaru Enterprise Co., Ltd.	59,000	170,960
	Sugimoto & Co., Ltd.	34,100	313,732
	Sumitomo Densetsu Co., Ltd.	104,600	525,202
*	Sumitomo Mitsui Construction Co., Ltd.	84,500	59,494
#	Sumitomo Precision Products Co., Ltd.	176,000	634,277
	Sumitomo Warehouse Co., Ltd.	292,000	1,137,864
	Sun Wave Corp.	857,000	1,317,364
*	Suzuki Metal Industry Co., Ltd.	71,000	93,927
*	SWCC Showa Holdings Co., Ltd.	831,000	519,401
#	Tadano, Ltd.	157,579	664,328
	Taihei Dengyo Kaisha, Ltd.	152,000	1,291,017
	Taihei Kogyo Co., Ltd.	257,000	578,380
* #	Taiheiyo Kaiun Co., Ltd.	167,000	154,141
	Taiheiyo Kouhatsu, Inc.	198,000	106,990
	Taiho Kogyo Co., Ltd.	95,200	426,615
#	Taikisha, Ltd.	125,600	1,350,464
#	Takada Kiko Co., Ltd.	350,000	691,088
#	Takano Co., Ltd.	52,000	319,832
	Takara Printing Co., Ltd.	38,055	313,298
#	Takara Standard Co., Ltd.	515,000	3,046,978
#	Takasago Thermal Engineering Co., Ltd.	292,000	1,802,155
* #	Takashima & Co., Ltd.	137,000	185,526
	Takigami Steel Construction Co., Ltd.	50,000	105,781
	Takisawa Machine Tool Co., Ltd.	191,000	122,980
#	Takuma Co., Ltd.	297,000	459,795
*	Tanseisha Co., Ltd.	74,000	173,963
	Tatsuta Electric Wire & Cable Co., Ltd.	215,000	474,191
	TCM Corp.	350,000	456,935
	Techno Associe Co., Ltd.	58,400	297,096
	Techno Ryowa, Ltd.	71,390	376,616
#	Teikoku Electric Manufacturing Co., Ltd.	32,100	457,683
*	Tekken Corp.	521,000	441,543
	Teraoka Seisakusho Co., Ltd.	53,600	203,896
	The Keihin Co., Ltd.	199,000	245,200
	The Kodensha Co., Ltd.	25,000	30,597
	The Yasuda Warehouse Co., Ltd.	98,200	749,883
	Toa Corp.	744,000	910,614
#	Toa Doro Kogyo Co., Ltd.	155,000	198,569
*	Tobishima Corp.	1,548,500	267,099
#	Tocalo Co., Ltd.	51,600	474,848
#	Toda Corp.	623,000	1,919,871

	Todentu Corp.	121,000	$209,338
	Toenec Corp.	307,000	1,635,548
	Tokai Lease Co., Ltd.	86,000	97,153
	Toko Electric Corp.	88,000	187,648
	Tokyo Biso Kogyo Corp.	19,000	123,009
	Tokyo Energy & Systems, Inc.	126,000	817,492
	Tokyo Keiki, Inc.	265,000	278,380
#	Tokyo Kikai Seisakusho, Ltd.	304,000	500,366
#	Tokyo Leasing Co., Ltd.	201,400	1,001,728
	Tokyo Sangyo Co., Ltd.	78,000	194,059
	Toli Corp.	207,000	362,748
	Tomoe Corp.	115,500	237,263
#	Tonami Holdings Co., Ltd.	331,000	878,885
* #	Tori Holdings Co., Ltd.	2,969,000	122,605
#	Torishima Pump Manufacturing Co., Ltd.	102,200	1,129,114
	Toshiba Machine Co., Ltd.	209,000	621,206
#	Toshiba Plant Kensetsu Co., Ltd.	236,450	2,009,957
#	Tosho Printing Co., Ltd.	243,000	663,283
	Totetsu Kogyo Co., Ltd.	122,000	578,051
#	Toyo Electric Co., Ltd.	156,000	648,350
#	Toyo Engineering Corp.	628,400	1,856,088
	Toyo Machinery & Metal Co., Ltd.	61,000	73,649
	Toyo Shutter Co., Ltd.	11,800	70,171
* #	Toyo Tanso Co, Ltd.	19,400	733,497
#	Toyo Wharf & Warehouse Co., Ltd.	274,000	379,911
#	Trusco Nakayama Corp.	101,500	1,213,081
	Tsubakimoto Chain Co.	579,700	1,304,577
	Tsubakimoto Kogyo Co., Ltd.	97,000	191,873
#	Tsugami Corp.	265,000	392,289
	Tsukishima Kikai Co., Ltd.	149,000	718,066
	Tsurumi Manufacturing Co., Ltd.	94,000	550,743
	Tsuzuki Denki Co., Ltd.	75,000	189,018
	TTK Co., Ltd.	62,000	234,590
	Uchida Yoko Co., Ltd.	171,000	532,922
#	Ueki Corp.	455,000	593,746
#	Union Tool Co.	70,600	1,500,067
	Utoc Corp.	96,400	280,309
* #	Venture Link Co., Ltd.	405,500	66,753
* #	Wakachiku Construction Co., Ltd.	3,736,000	1,256,163
	Wavelock Holdings Co., Ltd.	315	1,567
	Weathernews, Inc.	26,700	330,256
	Yahagi Construction Co., Ltd.	151,000	819,733
	YAMABIKO Corp.	28,782	333,805
	Yamato Corp.	82,000	272,999
	Yamaura Corp.	40,500	75,091
#	Yamazen Co., Ltd.	306,600	954,827
	Yokogawa Bridge Holdings Corp.	139,400	1,116,993
	Yondenko Corp.	133,800	641,110
#	Yuasa Trading Co., Ltd.	779,000	759,355
	Yuken Kogyo Co., Ltd.	156,000	230,120
	Yurtec Corp.	278,000	1,491,333
#	Yushin Precision Equipment Co., Ltd.	53,534	629,881
Total Industrials			264,398,894

Information Technology — (8.8%)
#	Ai Holdings Corp.	182,600	536,120
	Aichi Tokei Denki Co., Ltd.	113,000	270,684

#	Aiphone Co., Ltd.	70,900	$1,174,096
*	Allied Telesis Holdings K.K.	470,700	207,148
	Alpha Systems, Inc.	39,500	680,821
#	Alps Electric Co., Ltd.	351,500	1,215,139
	Anritsu Corp.	435,000	1,040,221
	AOI Electronics Co., Ltd.	37,400	171,093
	Apic Yamada Corp.	36,000	38,253
#	CAC Corp.	69,100	394,029
	Canon Electronics, Inc.	68,200	821,568
	Canon Finetech, Inc.	133,970	1,405,631
	Chino Corp.	158,000	368,306
	CMK Corp.	44,200	140,495
	Computer Engineering & Consulting, Ltd.	61,500	386,115
	Core Corp.	45,700	285,911
	Cresco, Ltd.	23,200	134,380
* #	CSK Holdings Corp.	97,200	242,064
*	Daiko Denshi Tsushin, Ltd.	23,000	39,469
*	Dainippon Screen Manufacturing Co., Ltd.	637,000	1,087,095
	Denki Kogyo Co., Ltd.	237,000	1,309,962
#	Disco Corp.	37,000	923,641
	DKK TOA Corp.	31,000	59,732
	DTS Corp.	84,900	552,663
#	Dwango Co., Ltd.	230	323,366
	eAccess, Ltd.	4,312	2,809,753
#	Eizo Nanao Corp.	75,600	1,227,045
*	Elna Co., Ltd.	97,000	79,864
* #	Elpida Memory, Inc.	148,500	1,046,566
#	Epson Toyocom Corp.	426,000	1,237,801
	ESPEC Corp.	79,800	366,038
* #	FDK Corp.	425,000	599,225
#	Fuji Soft, Inc.	127,900	1,971,012
*	Fujitsu Component, Ltd.	177	53,711
	Fujitsu Frontech, Ltd.	78,600	610,361
	Fuso Dentsu Co., Ltd.	16,000	49,028
#	Future Architect, Inc.	1,464	518,295
	Hakuto Co., Ltd.	80,300	486,913
	Hitachi Business Solution Co., Ltd.	43,200	245,095
	Hitachi Information Systems, Ltd.	128,100	2,107,032
#	Hitachi Kokusai Electric, Inc.	303,500	1,587,584
	Hitachi Maxell, Ltd.	153,900	1,117,579
	Hitachi Software Engineering Co., Ltd.	177,000	2,195,552
	Hitachi Systems & Services, Ltd.	77,600	699,167
#	Hochiki Corp.	97,000	523,435
	Hokuriku Electric Industry Co., Ltd.	308,000	471,491
#	Horiba, Ltd.	49,900	861,982
	Hosiden Corp.	243,000	2,424,533
	Icom, Inc.	49,700	1,053,429
* #	Ikegami Tsushinki Co., Ltd.	174,000	131,572
	Ines Corp.	172,500	944,599
	I-Net Corp.	47,800	243,992
	Information Services International-Dentsu, Ltd.	93,600	496,050
* #	Invoice, Inc.	39,279	195,706
#	Ishii Hyoki Co., Ltd.	23,700	349,461
#	IT Holdings Corp.	262,001	3,050,276
* #	Iwatsu Electric Co., Ltd.	303,000	266,209
#	Japan Aviation Electronics Industry, Ltd.	300,600	1,489,087
#	Japan Business Computer Co., Ltd.	74,900	439,465

	Japan Digital Laboratory Co., Ltd.	113,400	$936,750
	Japan Radio Co., Ltd.	435,000	704,309
	Jastec Co., Ltd.	61,400	300,505
	JBIS Holdings, Inc.	79,600	292,583
	JIEC Co., Ltd.	199	121,644
	Kaga Electronics Co., Ltd.	97,300	796,633
#	Kakaku.com, Inc.	419	1,267,705
	Kanematsu Electronics, Ltd.	83,100	606,813
	Kawatetsu Systems, Inc.	174	128,340
	Koa Corp.	148,700	644,511
#	Koei Co., Ltd.	163,500	1,308,426
* #	Kubotek Corp.	407	71,548
	Kyoden Co., Ltd.	160,000	137,039
	Kyowa Electronic Instruments Co., Ltd.	52,000	156,082
	Macnica, Inc.	56,700	659,949
	Marubun Corp.	96,100	212,821
#	Maruwa Co., Ltd.	36,500	362,209
	Maspro Denkoh Corp.	61,000	556,227
#	Megachips Corp.	87,300	1,399,663
* #	Meisei Electric Co., Ltd.	359,000	320,528
#	Melco Holdings, Inc.	9,000	104,211
#	Mimasu Semiconductor Industry Co., Ltd.	97,281	1,075,878
	Miroku Jyoho Service Co., Ltd.	107,000	210,478
	Mitsui High-Tec, Inc.	141,900	921,825
#	Mitsui Knowledge Industry Co., Ltd.	3,688	445,759
* #	Mutoh Holdings Co., Ltd.	160,000	204,403
*	Nagano Japan Radio Co., Ltd.	85,000	92,251
	Nakayo Telecommunications, Inc.	549,000	658,624
* #	NEC Electronics Corp.	61,200	376,300
	NEC Fielding, Ltd.	171,700	1,730,016
	NEC Mobiling, Ltd.	49,600	771,042
* #	NEC Tokin Corp.	347,000	571,955
#	Net One Systems Co., Ltd.	1,889	2,495,375
*	Netmarks, Inc.	523	87,434
	Nichicon Corp.	265,000	2,012,335
#	Nidec Sankyo Corp.	200,000	816,901
#	Nihon Dempa Kogyo Co., Ltd.	69,000	1,042,611
* #	Nihon Inter Electronics Corp.	104,700	177,410
	Nihon Unisys, Ltd.	117,600	845,464
*	Nippon Avionics Co., Ltd.	83,000	114,905
#	Nippon Ceramic Co., Ltd.	86,700	916,185
#	Nippon Chemi-Con Corp.	466,000	965,811
	Nippon Systemware Co., Ltd.	30,000	98,931
	Nissho Electronics Corp.	79,500	806,930
#	Nohmi Bosai, Ltd.	159,000	1,193,983
#	NS Solutions Corp.	45,300	515,112
	NSD Co., Ltd.	173,800	1,111,724
	Okaya Electric Industries Co., Ltd.	73,000	200,984
*	Oki Electric Industry Co., Ltd.	2,029,000	1,311,994
	Ono Sokki Co., Ltd.	103,000	343,814
	Origin Electric Co., Ltd.	105,000	221,896
#	Osaki Electric Co., Ltd.	128,000	939,030
	PCA Corp.	17,500	156,935
* #	Pixela Corp.	33,000	53,558
*	Pulstec Industrial Co., Ltd.	21,200	6,273
	Rikei Corp.	186,000	128,855
	Riken Keiki Co., Ltd.	77,800	421,144

#	Roland DG Corp.	59,800	$739,332
	Ryoden Trading Co., Ltd.	152,000	654,536
	Ryosan Co., Ltd.	122,000	2,550,086
#	Ryoyo Electro Corp.	108,000	897,918
#	Sanken Electric Co., Ltd.	300,000	779,712
	Sanko Co., Ltd.	22,000	51,553
	Sanshin Electronics Co., Ltd.	108,100	694,209
	Satori Electric Co., Ltd.	56,380	219,672
*	Saxa Holdings, Inc.	194,000	192,403
	Sekonic Corp.	36,000	48,262
	Shindengen Electric Manufacturing Co., Ltd.	296,000	483,448
#	Shinkawa, Ltd.	68,400	733,277
	Shinko Shoji Co., Ltd.	75,900	503,725
	Shizuki Electric Co., Inc.	103,000	223,593
#	Siix Corp.	83,700	294,458
#	SMK Corp.	265,000	570,400
	Sorun Corp.	92,600	377,185
*	SPC Electronics Corp.	48,200	58,965
	SRA Holdings, Inc.	49,700	360,696
	Star Micronics Co., Ltd.	133,000	1,233,792
	Sumida Corp.	66,249	298,675
	Sumisho Computer Systems Corp.	145,100	1,673,796
#	SUNX, Ltd.	117,400	319,509
	SystemPro Co., Ltd.	676	270,058
	Tachibana Eletech Co., Ltd.	62,400	422,176
#	Taiyo Yuden Co., Ltd.	200,000	1,539,973
	Tamura Corp.	253,000	483,689
#	Teikoku Tsushin Kogyo Co., Ltd.	172,000	326,651
	TKC Corp.	100,600	2,002,021
*	Toko, Inc.	331,000	424,034
	Tokyo Denpa Co., Ltd.	24,900	106,558
	Tokyo Electron Device, Ltd.	352	358,964
#	Tokyo Seimitsu Co., Ltd.	104,300	858,790
#	Tomen Electronics Corp.	50,600	520,799
	Tose Co., Ltd.	23,100	143,333
	Toshiba TEC Corp.	234,000	599,572
* #	Totoku Electric Co., Ltd.	129,000	120,110
	Toukei Computer Co., Ltd.	27,710	300,893
#	Toyo Corp.	110,600	944,485
* #	Trans Cosmos, Inc.	163,500	819,144
	Trinity Industrial Corp.	56,000	153,796
	Tsuzuki Densan Co., Ltd.	22,500	51,644
#	Ulvac, Inc.	55,800	1,027,894
	Uniden Corp.	121,000	213,552
*	Union Holdings Co., Ltd.	1,598,600	145,951
	XNET Corp.	21	29,989
* #	Yamaichi Electronics Co., Ltd.	388,500	702,097
#	Yaskawa Electric Corp.	129,000	564,703
	Yaskawa Information Systems Corp.	40,000	110,135
	Ye Data, Inc.	43,000	67,058
#	Yokowo Co., Ltd.	69,500	300,743
#	Zuken, Inc.	95,200	584,916
Total Information Technology			109,042,461

Materials — (8.8%)
	Achilles Corp.	670,000	865,605
	Adeka Corp.	341,200	2,122,494

	Agro-Kanesho Co., Ltd.	7,000	$51,133
#	Aichi Steel Corp.	367,000	993,545
	Arakawa Chemical Industries, Ltd.	67,700	429,541
	Araya Industrial Co., Ltd.	204,000	257,556
	Aronkasei Co., Ltd.	124,000	336,744
	Asahi Organic Chemicals Industry Co., Ltd.	334,000	918,261
	Chuetsu Pulp and Paper Co., Ltd.	395,000	998,205
* #	Chugai Mining Co., Ltd.	852,400	216,758
#	Chugoku Marine Paints, Ltd.	233,000	1,411,431
* #	Chugokukogyo Co., Ltd.	105,000	88,551
* #	Co-Op Chemical Co., Ltd.	159,000	292,922
#	Dai Nippon Toryo, Ltd.	488,000	414,144
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	105,477
#	Dai-ichi Kogyo Seiyaku Co., Ltd.	121,000	239,195
#	Daiken Corp.	439,000	714,527
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	312,000	677,835
#	Daio Paper Corp.	74,500	659,076
#	Daiso Co., Ltd.	373,000	815,653
	DC Co., Ltd.	113,900	412,206
	Dijet Industrial Co., Ltd.	81,000	139,124
	Dowa Holdings Co., Ltd.	175,000	661,619
	Dynapac Co., Ltd.	25,000	78,639
#	FP Corp.	71,700	2,803,858
	Fujikura Kasei Co., Ltd.	94,500	352,127
#	Fumakilla, Ltd.	85,000	338,849
*	Geostar Corp.	90,000	57,982
	Godo Steel, Ltd.	542,000	1,345,533
#	Gun-Ei Chemical Industry Co., Ltd.	278,000	590,317
	Harima Chemicals, Inc.	78,000	277,909
#	Hodogaya Chemical Co., Ltd.	281,000	471,137
	Hokkan Holdings, Ltd.	210,000	480,058
	Hokko Chemical Industry Co., Ltd.	90,000	294,345
#	Hokuetsu Paper Mills, Ltd.	625,500	2,688,952
#	Hokushin Co., Ltd.	64,000	90,292
	Honshu Chemical Industry Co., Ltd.	35,000	132,995
	Ihara Chemical Industry Co., Ltd.	155,000	456,926
#	ISE Chemicals Corp.	86,000	305,234
* #	Ishihara Sangyo Kaisha, Ltd.	1,292,500	816,914
#	Ishii Iron Works Co., Ltd.	110,000	174,949
	Japan Carlit Co., Ltd.	59,800	203,432
	JSP Corp.	106,700	585,366
#	Kanto Denka Kogyo Co., Ltd.	194,000	604,181
#	Kasei (C.I.) Co., Ltd.	119,000	468,676
	Katakura Chikkarin Co., Ltd.	43,000	139,273
	Kawakin Holdings Co., Ltd.	11,000	31,560
	Kawasaki Kasei Chemicals, Ltd.	121,000	108,416
* #	Kishu Paper Co., Ltd.	260,000	217,337
	Koatsu Gas Kogyo Co., Ltd.	190,000	871,337
	Kohsoku Corp.	62,800	334,437
	Konishi Co., Ltd.	67,500	504,850
#	Kumiai Chemical Industry Co., Ltd.	296,000	917,328
	Kureha Corp.	627,500	2,324,976
#	Kurosaki Harima Corp.	286,000	483,295
	Lintec Corp.	87,400	1,100,391
	MEC Co., Ltd.	61,200	226,274
	Mesco, Inc.	30,000	116,684

	Mitsubishi Paper Mills, Ltd.	1,094,000	$1,532,846
	Mitsubishi Steel Manufacturing Co., Ltd.	523,000	981,075
*	Mitsui Mining and Smelting Co., Ltd.	389,000	647,200
	Mitsui Mining Co., Ltd.	772,500	778,722
	Mory Industries, Inc.	154,000	337,740
#	Nakabayashi Co., Ltd.	181,000	376,371
	Nakayama Steel Works, Ltd.	443,000	873,805
	Neturen Co., Ltd.	153,800	901,665
	Nichia Steel Works, Ltd.	175,900	455,437
	Nichireki Co., Ltd.	96,000	282,257
	Nifco, Inc.	162,700	1,776,500
	Nihon Kagaku Sangyo Co., Ltd.	79,000	361,786
	Nihon Matai Co., Ltd.	111,000	84,783
#	Nihon Nohyaku Co., Ltd.	219,000	1,514,857
	Nihon Parkerizing Co., Ltd.	230,000	2,003,073
	Nihon Seiko Co., Ltd.	18,000	22,207
*	Nippon Carbide Industries Co., Inc.	201,000	152,275
	Nippon Chemical Industrial Co., Ltd.	281,000	456,635
#	Nippon Chutetsukan K.K.	97,000	129,486
#	Nippon Chuzo K.K.	136,000	125,610
#	Nippon Concrete Industries Co., Ltd.	157,000	183,993
	Nippon Denko Co., Ltd.	372,000	1,121,003
	Nippon Fine Chemical Co., Ltd.	90,600	465,358
*	Nippon Foil Manufacturing Co., Ltd.	51,000	48,621
#	Nippon Kasei Chemical Co., Ltd.	355,000	529,582
	Nippon Kayaku Co., Ltd.	248,000	1,257,832
#	Nippon Kinzoku Co., Ltd.	222,000	262,233
#	Nippon Koshuha Steel Co., Ltd.	438,000	355,706
* #	Nippon Light Metal Co., Ltd.	1,115,000	821,807
#	Nippon Metal Industry Co., Ltd.	592,000	695,104
#	Nippon Paint Co., Ltd.	727,200	2,846,432
	Nippon Pigment Co., Ltd.	43,000	69,812
	Nippon Pillar Packing Co., Ltd.	83,000	257,151
	Nippon Soda Co., Ltd.	525,000	1,549,226
#	Nippon Valqua Industries, Ltd.	313,000	617,408
#	Nippon Yakin Kogyo Co., Ltd.	395,500	871,465
	Nittetsu Mining Co., Ltd.	281,000	785,343
	Nitto FC Co., Ltd.	72,000	321,220
#	NOF Corp.	701,000	2,394,959
	Okamoto Industries, Inc.	402,000	1,451,198
#	Okura Industrial Co., Ltd.	211,000	492,016
	Osaka Organic Chemical Industry, Ltd.	66,000	236,344
	Osaka Steel Co., Ltd.	112,700	1,888,924
#	Osaka Titanium Technologies Co., Ltd.	31,000	812,516
#	Pacific Metals Co., Ltd.	246,000	1,091,752
	Riken Technos Corp.	197,000	325,160
*	S Science Co., Ltd.	3,265,000	99,621
#	S.T. Chemical Co., Ltd.	96,600	920,540
	Sakai Chemical Industry Co., Ltd.	355,000	999,587
	Sakata INX Corp.	214,000	588,633
#	Sanyo Chemical Industries, Ltd.	372,000	1,743,784
	Sanyo Special Steel Co., Ltd.	553,300	1,326,806
	Sekisui Plastics Co., Ltd.	343,000	1,007,644
	Shikoku Chemicals Corp.	202,000	668,385
	Shinagawa Refractories Co., Ltd.	224,000	354,714
#	Shin-Etsu Polymer Co., Ltd.	253,300	1,093,920
	Shinko Wire Co., Ltd.	185,000	272,094

	Showa Tansan Co., Ltd.	13,000	$37,897
	Somar Corp.	43,000	72,729
#	Stella Chemifa Corp.	42,100	791,624
	Sumitomo Light Metal Industries, Ltd.	1,248,000	1,121,163
#	Sumitomo Osaka Cement Co., Ltd.	225,000	521,809
	Sumitomo Pipe & Tube Co., Ltd.	108,100	543,108
	Sumitomo Seika Chemicals Co., Ltd.	238,000	656,892
#	Taisei Lamick Co., Ltd.	18,500	371,926
#	Takasago International Corp.	339,000	1,676,927
	Takiron Co., Ltd.	243,000	597,669
	Tayca Corp.	151,000	369,566
	Tenma Corp.	108,100	1,028,003
	The Nippon Synthetic Chemical Industry Co., Ltd.	333,000	951,850
	The Pack Corp.	66,200	826,667
* #	Titan Kogyo K.K.	59,000	86,368
#	Toagosei Co., Ltd.	897,000	2,019,656
#	Toda Kogyo Corp.	158,000	557,633
	Tohcello Co., Ltd.	116,500	365,431
#	Toho Titanium Co., Ltd.	65,400	808,042
#	Toho Zinc Co., Ltd.	425,000	1,090,689
#	Tokai Carbon Co., Ltd.	330,000	1,342,967
	Tokushu Tokai Holdings Co., Ltd.	505,580	1,305,916
#	Tokyo Ohka Kogyo Co., Ltd.	111,900	1,563,207
#	Tokyo Rope Manufacturing Co., Ltd.	557,000	1,286,415
* #	Tomoegawa Paper Co., Ltd.	125,000	278,447
	Tomoku Co., Ltd.	294,000	532,636
	Topy Industries, Ltd.	748,000	1,099,360
	Toyo Ink Manufacturing Co., Ltd.	541,000	1,097,658
	Toyo Kohan Co., Ltd.	307,000	952,180
	TYK Corp.	142,000	351,830
	Ube Material Industries, Ltd.	275,000	470,111
	Wood One Co., Ltd.	169,000	435,213
	Yamamura Glass Co., Ltd.	360,000	750,594
	Yodogawa Steel Works, Ltd.	624,500	2,581,817
#	Yuki Gosei Kogyo Co., Ltd.	64,000	197,924
#	Yushiro Chemical Industry Co., Ltd.	51,600	498,717
	Zeon Corp.	503,000	1,366,461
Total Materials			110,045,756

Utilities — (0.7%)
	Hokkaido Gas Co., Ltd.	210,000	545,218
	Hokuriku Gas Co., Ltd.	99,000	270,372
	Okinawa Electric Power Co., Ltd.	32,671	1,736,130
#	Saibu Gas Co., Ltd.	1,291,000	3,389,823
	Shizuoka Gas Co., Ltd.	258,000	1,448,542
#	Tokai Corp.	258,000	943,513
Total Utilities			8,333,598

TOTAL COMMON STOCKS			939,805,900

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 04/01/09 (Collateralized by $7,955,000 FNMA 5.50%, 05/01/37, valued at $7,232,782) to be repurchased at $7,168,038	$7,168	7,168,000

	Shares
SECURITIES LENDING COLLATERAL — (24.0%)
§@ DFA Short Term Investment Fund LP	287,523,360	287,523,360

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.26%, 04/01/09 (Collateralized by various corporate obligations, ranging in par value from $615,926 to $49,903,268, rates ranging from 4.500% to 7.000%, maturities ranging from 03/01/21 to 01/01/39, valued at $11,805,299) to be repurchased at $11,573,907	$11,574	11,573,823

TOTAL SECURITIES LENDING COLLATERAL		299,097,183

TOTAL INVESTMENTS — (100.0%)
(Cost $1,732,224,488)##		$1,246,071,083

THE ASIA PACIFIC SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
March 31, 2009
(Unaudited)

		Shares	Value ††
AUSTRALIA — (45.0%)
COMMON STOCKS — (45.0%)
*	4C Security Solutions, Ltd.	94,271	$3,662
#	ABB Grain, Ltd.	632,085	2,634,251
* #	ABC Learning Centres, Ltd.	535,970	—
*	Adacel Technologies, Ltd.	113,249	34,693
*	Adamus Resources, Ltd.	532,491	133,586
	ADCorp Australia, Ltd.	229,411	35,357
	Adelaide Brighton, Ltd.	1,377,513	1,873,845
*	Aditya Birla Minerals, Ltd.	841,658	83,077
	Adtrans Group, Ltd.	34,981	48,954
#	AED Oil, Ltd.	282,000	120,160
	Aevum, Ltd.	427,119	222,486
*	Agenix, Ltd.	707,478	8,363
*	Ainsworth Game Technology, Ltd.	393,653	33,033
	AJ Lucas Group, Ltd.	333,607	661,502
*	Alchemia, Ltd.	565,630	116,659
#	Alesco Corp., Ltd.	457,971	640,990
*	Alkane Resources, Ltd.	938,520	163,320
*	Alliance Resources, Ltd.	77,000	29,978
*	Allied Medical, Ltd.	11,746	—
	Altium, Ltd.	162,100	51,740
*	Amadeus Energy, Ltd.	819,137	157,044
	Amalgamated Holdings, Ltd.	374,540	1,013,147
	Amcom Telecommunications, Ltd.	1,135,725	109,887
	Ammtec, Ltd.	12,835	13,435
* #	Andean Resources, Ltd.	1,464,837	1,543,911
#	Ansell, Ltd.	168,816	1,004,704
	AP Eagers, Ltd.	36,158	132,464
#	APA Group	829,897	1,699,023
*	Apex Minerals NL	371,724	72,036
#	APN News & Media, Ltd.	1,093,736	880,927
* #	Aquila Resources, Ltd.	380,685	750,048
#	Arana Therapeutics, Ltd.	976,201	949,537
	ARB Corporation, Ltd.	304,681	637,466
	Ariadne Australia, Ltd.	267,324	42,014
*	Arrow Energy NL	342,480	655,323
	Asciano Group	1,645,719	1,042,870
	ASG Group, Ltd.	178,097	69,448
	Aspen Group	15,453	4,419
	Astron, Ltd.	87,221	99,859
* #	Atlas Iron, Ltd.	662,409	543,046
	Atlas South Sea Pearl, Ltd.	110,113	6,648
*	Aurora Oil and Gas, Ltd.	589,181	43,222
	Ausdrill, Ltd.	694,863	354,631

	Ausmelt, Ltd.	44,782	$5,284
#	Austal, Ltd.	664,923	805,337
* #	Austar United Communications, Ltd.	3,318,832	1,585,169
	Austbrokers Holdings, Ltd.	19,454	48,010
	Austereo Group, Ltd.	1,408,798	1,131,270
*	Austpac Resources NL	2,595,102	72,440
#	Australian Agricultural Co., Ltd.	970,435	1,057,125
#	Australian Infrastructure Fund	2,074,580	2,386,953
#	Australian Pharmaceutical Industries, Ltd.	5,455,541	1,484,636
	Australian Wealth Management, Ltd.	2,039,661	1,322,527
#	Australian Worldwide Exploration, Ltd.	1,464,634	2,487,007
*	Auto Group, Ltd.	41,309	—
*	Autodom, Ltd.	173,083	5,672
*	Autron Corporation, Ltd.	989,247	15,133
* #	Avexa, Ltd.	167,778	10,934
*	Aviva Corp., Ltd.	26,838	2,151
#	AVJennings, Ltd.	5,350,378	1,372,017
* #	Avoca Resources, Ltd.	656,313	765,721
	AWB, Ltd.	1,670,879	1,431,051
*	Ballarat South Gold, Ltd.	1,996	12,525
#	Bank of Queensland, Ltd.	59,059	346,953
*	Bannerman Resources, Ltd.	83,994	52,496
#	Beach Petroleum, Ltd.	3,467,976	2,135,724
	Beyond International, Ltd.	61,256	25,983
* #	Biota Holdings, Ltd.	940,673	391,271
*	Bisalloy Steel Group, Ltd.	469,001	82,448
	Blackmores, Ltd.	72,861	623,627
	Boart Longyear Group	2,801,389	246,036
*	Boulder Steel, Ltd.	1,667,795	21,992
#	Bradken, Ltd.	570,170	658,289
*	Breakaway Resporces, Ltd.	755,280	24,167
	Breville Group, Ltd.	598,466	256,639
#	Brickworks, Ltd.	110,449	756,551
*	Brockman Resources, Ltd.	653,924	553,283
	BSA, Ltd.	523,166	54,048
*	Buru Energy, Ltd.	624,558	82,777
#	Cabcharge Australia, Ltd.	408,669	1,718,604
#	Calliden Group, Ltd.	633,393	150,079
#	Campbell Brothers, Ltd.	233,926	2,223,586
*	Cape Range Wireless, Ltd.	7,260	—
* #	Capral Aluminium, Ltd.	743,515	36,542
*	Carbon Energy, Ltd.	232,348	81,192
	Cardno, Ltd.	247,493	498,841
* #	Carnarvon Petroleum, Ltd.	2,906,082	731,809
*	Carnegie Corp., Ltd.	935,760	122,903
*	Carpentaria Exploration, Ltd.	102,749	2,568
	Cash Converters International, Ltd.	1,086,054	279,669
*	CBH Resources, Ltd.	408,220	—
*	CDS Technologies, Ltd.	13,276	8,770
	Cedar Woods Properties, Ltd.	97,470	64,951
	Cellestis, Ltd.	387,333	568,633
*	Cellnet Group, Ltd.	921,474	115,220
* #	Centamin Egypt, Ltd.	2,078,015	1,898,124
#	Centennial Coal Co., Ltd.	1,141,671	1,609,247

*	Ceramic Fuel Cells, Ltd.	1,152,980	$64,362
	Challenger Financial Services Group, Ltd.	1,755,942	1,780,249
	Chandler Macleod Group, Ltd.	88,156	6,725
	Charter Hall Group	620,607	120,954
*	Chemeq, Ltd.	166,742	9,623
*	ChemGenex Pharmaceuticals, Ltd. (6273635)	576,457	208,254
*	ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,004
*	Circadian Technologies, Ltd.	64,591	31,014
* #	Citadel Resource Group, Ltd.	1,711,372	136,928
* #	Citigold Corp., Ltd.	3,765,806	526,970
	Clarius Group, Ltd.	1,022,084	285,393
*	Clinuvel Pharmaceuticals, Ltd.	1,128,482	160,985
	Clough, Ltd.	2,546,468	889,063
	Clover Corp., Ltd.	269,348	32,858
*	CMI, Ltd.	81,810	19,840
*	CO2 Group, Ltd.	844,559	88,561
*	Cockatoo Coal, Ltd.	83,491	16,385
	Codan, Ltd.	142,942	56,998
#	Coffey International, Ltd.	543,461	636,716
	Collection House, Ltd.	1,776,852	529,946
* #	Commander Communications, Ltd.	929,503	52,999
*	ComTel Corp., Ltd.	120,514	1,239
#	ConnectEast Group	5,470,386	1,542,425
*	Conquest Mining, Ltd.	1,039,761	296,123
#	Consolidated Media Holdings, Ltd.	249,000	347,448
	Consolidated Rutile, Ltd.	1,468,122	308,740
#	Corporate Express Australia, Ltd.	598,416	1,213,084
#	Count Financial, Ltd.	1,057,924	760,649
*	Coventry Group, Ltd.	136,019	68,331
	CP1, Ltd.	471,500	5,867
	CPI Group, Ltd.	68,585	6,677
#	Crane Group, Ltd.	319,804	1,851,292
*	Crescent Gold, Ltd.	1,124,856	93,636
* #	CuDeco, Ltd.	87,507	115,509
*	Cue Energy Resources, Ltd.	452,354	39,765
*	Customers, Ltd.	554,372	718,688
*	Cytopia, Ltd.	34,980	2,733
	Danks Holdings, Ltd.	10,425	42,624
	Data#3, Ltd.	5,572	19,242
#	David Jones, Ltd.	1,336,771	2,602,971
	Devine, Ltd.	943,656	355,803
	DKN Financial Group, Ltd.	927	246
	Dominion Mining, Ltd.	394,791	1,546,981
#	Downer EDI, Ltd.	856,581	2,647,945
*	Dragon Mining, Ltd.	1,665,100	78,322
*	Drillsearch Energy, Ltd.	4,394,338	52,524
	DUET Group	2,088,928	2,345,853
#	DWS Advanced Business Solutions, Ltd.	61,895	21,808
* #	Eastern Star Gas, Ltd.	2,840,990	1,623,078
*	Ellect Holdings, Ltd.	483	1,211
*	Ellex Medical Lasers, Ltd.	278,000	30,005
#	Emeco Holdings, Ltd.	1,240,388	350,070
#	Energy Developments, Ltd.	630,322	555,337
* #	Energy World Corp., Ltd.	4,611,496	1,241,056

*	Engin, Ltd.	1,214,591	$14,854
*	Entertainment Media & Telecoms Corp., Ltd.	2,900	426
#	Envestra, Ltd.	5,706,866	1,392,751
	Envirozel, Ltd.	611,875	39,153
	Euroz, Ltd.	8,038	3,741
* #	Extract Resources, Ltd.	114,989	362,164
*	Falcon Minerals, Ltd.	288,000	12,781
	Fantastic Holdings, Ltd.	355,613	485,691
*	Fig Tree Developments, Ltd.	20,365	142
*	First Australian Resources, Ltd.	2,542,976	95,633
#	Fleetwood Corp., Ltd.	241,059	935,875
	FlexiGroup, Ltd.	293,899	85,700
#	Flight Centre, Ltd.	192,954	714,538
*	Flinders Mines, Ltd.	5,948,301	485,999
	Forest Enterprises Australia, Ltd.	1,513,062	195,114
*	Forge Group, Ltd.	170,828	33,275
* #	Forte Energy NL	850,000	56,423
*	Funtastic, Ltd.	250,296	22,681
	Futuris Corp., Ltd.	3,162,221	783,301
*	Gale Pacific, Ltd.	125,851	3,238
	Gazal Corp., Ltd.	104,542	69,422
*	Genetic Technologies, Ltd.	500,183	16,451
* #	Geodynamics, Ltd.	1,015,653	861,696
* #	Gindalbie Metals, Ltd.	1,817,381	753,166
*	Giralia Resources NL	625,030	161,391
*	Glengarry Resources, Ltd.	768,955	14,416
*	Globe International, Ltd.	88,283	11,006
*	Golden Gate Petroleum, Ltd.	797,686	47,488
*	Goldsearch, Ltd.	423,975	4,343
	Gowing Bros., Ltd.	79,311	157,327
* #	Graincorp, Ltd. Series A	242,841	1,081,419
*	Grange Resources, Ltd.	451,979	99,527
#	GRD, Ltd.	2,129,503	502,835
#	Great Southern, Ltd.	9,302,784	810,394
#	GUD Holdings, Ltd.	326,164	1,417,322
#	Gunns, Ltd.	2,264,920	1,419,729
#	GWA International, Ltd.	957,333	1,600,946
*	Haoma Mining NL	440,554	18,560
	Hastie Group, Ltd.	516,740	491,120
*	Havilah Resources NL	280,570	91,890
#	Healthscope, Ltd.	706,596	2,012,929
	HGL, Ltd.	108,137	52,797
*	Highlands Pacific, Ltd.	2,651,500	178,785
#	Hills Industries, Ltd.	752,110	806,189
* #	Horizon Oil, Ltd.	3,227,717	294,026
*	Hutchison Telecommunications (Australia), Ltd.	7,914,113	538,896
*	Hyro, Ltd.	248,448	2,897
* #	IBA Health Group, Ltd.	2,656,550	1,130,857
*	ICSGlobal, Ltd.	249,107	29,371
	IDT Australia, Ltd.	82,205	89,291
	iiNet, Ltd.	518,406	543,700
* #	Iluka Resources, Ltd.	311,306	872,619
	Imdex, Ltd.	812,684	196,455
*	Imugene, Ltd.	474,785	24,302

*	IMX Resources, Ltd.	606,340	$93,044
#	Independence Group NL	552,303	1,008,378
*	Indo Mines, Ltd.	108,199	18,062
*	Indophil Resources NL	1,738,038	321,655
#	Industrea, Ltd.	3,394,391	355,573
	Infomedia, Ltd.	1,458,074	268,669
*	Innamincka Petroleum, Ltd.	799,831	111,503
	Integrated Research, Ltd.	261,513	47,199
*	Intrepid Mines, Ltd.	666,867	131,201
	Invocare, Ltd.	731,219	2,605,823
#	IOOF Holdings, Ltd.	403,357	926,885
#	Iress Market Technology, Ltd.	348,498	1,359,122
*	Ixla, Ltd.	89,921	1,438
* #	Jabiru Metals, Ltd.	1,854,281	215,072
#	JB Hi-Fi, Ltd.	279,730	2,245,807
*	Jumbuck Entertainment, Ltd.	7,000	2,299
#	K&S Corp., Ltd.	157,781	232,592
* #	Kagara, Ltd.	814,037	246,958
* #	Karoon Gas Australia, Ltd.	628,673	1,322,346
*	Keycorp, Ltd.	45,687	8,255
*	Kings Minerals NL	1,634,196	81,009
* #	Kingsgate Consolidated, Ltd.	388,020	1,415,770
	Kresta Holdings, Ltd.	507,262	34,396
*	Lafayette Mining, Ltd.	1,963,956	20,485
*	Lednium, Ltd.	195,019	10,849
	Lemarne Corp., Ltd.	30,790	73,140
#	Lend Lease Primelife, Ltd.	2,140,495	164,611
*	Leyshon Resources, Ltd.	103,357	6,055
*	Life Therapeutics, Ltd.	393,649	17,206
* #	Linc Energy, Ltd.	866,033	1,280,716
*	Lodestar Minerals, Ltd.	96,976	1,339
	Lycopodium, Ltd.	45,700	41,287
* #	Lynas Corp., Ltd.	2,421,413	341,378
	MAC Services Group, Ltd.	185,743	122,413
#	MacArthur Coal, Ltd.	246,659	586,631
#	MacMahon Holdings, Ltd.	2,606,438	800,369
#	Macquarie Communications Infrastructure Group	1,522,900	2,428,888
	Macquarie Media Group, Ltd.	786,064	549,540
*	Macquarie Telecom Group, Ltd.	35,019	36,526
*	Mantra Resources, Ltd.	10,296	13,177
*	Marion Energy, Ltd.	400,930	111,014
*	Maryborough Sugar Factory, Ltd.	2,560	2,835
	MaxiTRANS Industries, Ltd.	851,039	124,232
* #	McGuigan Simeon Wines, Ltd.	3,062,324	693,021
	McMillan Shakespeare, Ltd	194,418	378,072
	McPherson's, Ltd.	303,441	137,931
	Melbourne IT, Ltd.	381,905	572,963
*	MEO Australia, Ltd.	380,000	20,622
*	Mercury Mobility, Ltd.	232,538	14,374
	Mermaid Marine Australia, Ltd.	715,731	638,539
*	Metabolic Pharmaceuticals, Ltd.	769,438	12,338
*	Metal Storm, Ltd.	650,892	14,038
*	Mikoh Corp., Ltd.	611,820	28,667
* #	Minara Resources, Ltd.	360,000	101,478

#	Mincor Resources NL	946,204	$539,212
*	Mineral Deposits, Ltd.	216,925	101,181
#	Mineral Resources, Ltd.	470,578	914,855
* #	Mirabela Nickel, Ltd.	52,782	60,908
	Mitchell Communications Group, Ltd.	1,143,213	373,123
* #	Molopo Australia, Ltd.	940,636	787,022
	Monadelphous Group, Ltd.	302,955	1,754,907
	Mortgage Choice, Ltd.	722,000	411,570
*	Mosaic Oil NL	2,209,067	144,887
*	Mount Gibson Iron, Ltd.	3,114,599	1,014,813
	Namoi Cotton Cooperative, Ltd.	196,490	50,639
*	Natasa Mining, Ltd.	3,500	3,663
	National Can Industries, Ltd.	97,017	55,318
	Navitas, Ltd.	1,205,167	1,919,691
#	New Hope Corp., Ltd.	2,220,460	5,871,835
* #	Nexus Energy, Ltd.	2,334,624	616,887
* #	Nido Petroleum, Ltd.	4,759,793	333,767
	Nomad Building Solutions, Ltd.	27,658	6,856
*	North Australian Diamonds, Ltd.	3,646,488	23,311
* #	Novogen, Ltd.	391,594	135,658
*	NuSep, Ltd.	872	606
#	Oakton, Ltd.	378,695	206,308
*	Orbital Corp., Ltd.	1,013,772	36,984
	OrotonGroup, Ltd.	79,968	168,776
*	Otto Energy, Ltd.	849,150	44,875
	Over Fifty Group, Ltd.	39,928	8,576
	Pacific Brands, Ltd.	2,641,295	451,115
* #	Paladin Energy, Ltd.	1,325	3,159
*	Pan Pacific Petroleum NL	1,059,542	228,351
* #	PanAust, Ltd.	7,103,292	1,437,492
#	Panoramic Resources, Ltd.	901,883	697,089
#	Paperlinx, Ltd.	2,771,649	1,072,470
*	Payce Consolidated, Ltd.	29,670	15,576
	Peet, Ltd.	974,503	818,673
#	Perpetual Trustees Australia, Ltd.	80,795	1,515,347
* #	Perseus Mining, Ltd.	43,681	19,484
* #	Pharmaxis, Ltd.	737,919	871,777
	Photon Group, Ltd.	9,218	6,079
*	Planet Gas, Ltd.	624,172	13,477
*	Plantcorp NL	4,329	—
* #	Platinum Australia, Ltd.	866,470	435,962
#	PMP, Ltd.	1,925,364	608,645
*	Port Bouvard, Ltd.	270,578	50,382
*	Poseidon Nickel, Ltd.	670,939	103,341
	PPK Group, Ltd.	99,965	22,924
*	Prana Biotechnology, Ltd.	195,424	25,378
#	Premier Investments, Ltd.	178,427	539,675
#	Primary Health Care, Ltd.	95,120	301,649
	Prime Media Group, Ltd.	1,001,480	355,145
*	Prime Retirement & Aged Care Property Trust	1,426,995	124,033
#	Programmed Maintenance Service, Ltd.	441,446	764,772
*	Pure Energy Resources, Ltd.	218,109	1,260,792
*	Raptis Group, Ltd.	12,000	3,338
	RCR Tomlinson, Ltd.	1,284,801	367,191

*	REA Group, Ltd.	45,839	$139,842
#	Reckon, Ltd.	141,500	115,209
#	Redflex Holdings, Ltd.	401,193	800,863
	Reece Australia, Ltd.	238,457	2,651,697
*	Resolute Mining, Ltd.	1,442,710	830,299
*	Resource Generation, Ltd.	33,645	13,387
#	Reverse Corp., Ltd.	236,664	122,435
	Ridley Corp., Ltd.	1,283,068	604,966
*	RiverCity Motorway Group	91,662	8,926
* #	Riversdale Mining, Ltd.	692,356	1,714,592
* #	Roc Oil Co., Ltd.	823,556	242,571
	Rock Building Society, Ltd.	26,805	46,872
	Ross Human Directions, Ltd.	143,511	16,625
#	Ruralco Holdings, Ltd.	88,146	127,274
#	SAI Global, Ltd.	910,865	1,522,705
*	Salinas Energy, Ltd.	1,097,665	72,894
#	Salmat, Ltd.	764,648	2,013,165
*	Samson Oil & Gas, Ltd.	846,781	23,201
	Schaffer Corp., Ltd.	33,766	93,431
*	SDI, Ltd.	311,256	53,713
	Sedgman, Ltd.	62,209	26,024
#	Seek, Ltd.	663,000	1,294,976
	Select Harvests, Ltd.	189,238	501,933
	Servcorp, Ltd.	300,722	504,102
#	Service Stream, Ltd.	916,627	235,116
#	Seven Network, Ltd.	330,352	1,349,004
*	Shield Mining, Ltd.	72,292	2,011
#	Sigma Pharmaceuticals, Ltd.	3,591,571	2,652,918
* #	Silex System, Ltd.	578,159	1,710,203
*	Sino Gold Mining, Ltd.	588,853	2,191,853
*	Sino Strategic International, Ltd.	130,864	44,934
*	Sipa Resources International NL	250,000	4,394
*	Sirtex Medical, Ltd.	216,786	344,890
#	Skilled Group, Ltd.	430,723	435,635
#	SMS Management & Technology, Ltd.	292,441	478,594
#	Spark Infrastructure Group	2,286,930	1,611,668
#	Specialty Fashion Group, Ltd.	807,082	206,256
*	Sphere Investments, Ltd.	7,555	—
	Spotless Group, Ltd.	962,192	1,250,725
* #	St. Barbara, Ltd.	3,232,274	963,427
*	Starpharma Holdings, Ltd.	497,958	98,201
#	Straits Resources, Ltd.	878,069	780,187
*	Strategic Minerals Corp. NL	358,100	8,376
	Structural Systems, Ltd.	177,188	111,328
	Stuart Petroleum, Ltd.	201,731	51,554
* #	Sundance Resources, Ltd.	5,993,157	321,667
	Sunland Group, Ltd.	852,875	356,216
	Super Cheap Auto Group, Ltd.	719,047	1,129,742
*	Swick Mining Services, Ltd.	45,087	9,001
*	Symex Holdings, Ltd.	355,611	111,382
	Talent2 International, Ltd.	474,826	178,496
* #	Tamaya Resources, Ltd.	5,021,812	48,887
* #	Tap Oil, Ltd.	4,622,004	3,153,517

#	Tassal Group, Ltd.	570,055	$705,205
	Technology One, Ltd.	1,318,149	591,203
#	Ten Network Holdings, Ltd.	1,886,804	1,018,759
*	Terramin Australia, Ltd.	129,679	53,637
	TFS Corp., Ltd.	886,720	531,229
	Thakral Holdings Group	2,559,697	451,269
	The Reject Shop, Ltd.	112,300	820,368
*	TNG, Ltd.	721,686	28,078
*	Tooth & Co., Ltd.	153,000	3,192
	Tower Australia Group, Ltd.	1,156,969	1,862,208
*	Tox Free Solutions, Ltd.	308,907	331,156
#	Transfield Services Infrastructure Fund	718,450	432,388
#	Transfield Services, Ltd.	442,444	629,570
#	Transpacific Industries Group, Ltd.	363,760	455,294
	Troy Resources NL	298,451	286,725
	Trust Co., Ltd.	82,756	247,625
*	Unilife Medical Solutions, Ltd.	544,389	100,011
	United Group, Ltd.	199,491	1,277,195
	UXC, Ltd.	942,694	266,130
*	View Resources, Ltd.	1,283,369	116,011
	Village Roadshow, Ltd.	596,487	357,305
* #	Virgin Blue Holdings, Ltd.	2,428,865	429,407
	Washington H. Soul Pattinson & Co., Ltd.	2,603	18,100
#	Watpac, Ltd.	530,843	398,411
#	Wattyl, Ltd.	433,037	143,577
	WDS, Ltd.	289,116	221,721
	Webjet, Ltd.	373,212	312,424
	Webster, Ltd.	158,276	74,507
*	Wedgetail Mining, Ltd.	904,454	10,009
*	Wentworth Holdings, Ltd.	259,666	13,563
#	West Australian Newspapers Holdings, Ltd.	655,514	2,013,221
* #	Western Areas NL	609,355	1,440,295
* #	White Energy Co., Ltd.	141,468	144,033
#	Whitehaven Coal, Ltd.	125,289	139,552
#	WHK Group, Ltd.	1,202,105	794,064
#	Wide Bay Australia, Ltd.	67,978	283,445
	Willmott Forests, Ltd.	51,672	23,651
* #	Windimurra Vanadium, Ltd.	537,429	63,529
#	Wotif.com Holdings, Ltd.	538,244	1,417,107
TOTAL COMMON STOCKS			201,800,292

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd. Series A	334,417	138,466

RIGHTS/WARRANTS — (0.0%)
*	Avexa, Ltd. Rights 04/27/09	83,889	1,225
*	Ceramic Fuel Cells, Ltd. Rights 04/15/09	1,037,682	21,647
*	Chrome Corp., Ltd. Options 09/30/09	1,600	1
*	Euroz, Ltd. Warrants 03/01/14	803	98
* #	Geodynamics, Ltd. Warrants 12/08/09	253,913	44,140
*	Havilah Resources NL Warrants 04/30/10	2,017	42
*	Otto Energy, Ltd. Rights 04/21/09	636,862	2,657
TOTAL RIGHTS/WARRANTS			69,810

TOTAL — AUSTRALIA			202,008,568

HONG KONG — (17.7%)
COMMON STOCKS — (17.7%)
*	AAC Acoustic Technologies Holdings, Inc.	200,000	$94,101
	Aeon Credit Service (Asia) Co., Ltd.	740,000	320,489
	Aeon Stores Hong Kong Co., Ltd.	234,000	291,182
	Alco Holdings, Ltd.	1,468,000	223,484
	Allan International Holdings	592,000	64,683
	Allied Group, Ltd.	683,200	1,072,171
	Allied Properties, Ltd.	10,530,000	827,487
	Amax Entertainment Holdings, Ltd.	1,650,000	35,018
*	APT Satellite Holdings, Ltd.	850,000	98,716
	Arts Optical International Holdings	730,000	150,395
	Asia Commercial Holdings, Ltd.	131,040	7,105
	Asia Financial Holdings, Ltd.	2,546,908	634,837
	Asia Satellite Telecommunications Holdings, Ltd.	962,000	1,005,208
	Asia Standard Hotel	135,050,188	538,188
	Asia Standard International Group, Ltd.	164,072,819	1,272,018
*	Asia TeleMedia, Ltd.	2,832,000	36,539
*	Associated International Hotels	954,000	1,538,073
	Automated Systems Holdings, Ltd.	340,000	79,058
*	Bal Holdings, Ltd.	9	—
	Bossini International Holdings, Ltd.	3,871,500	124,068
	Brightoil Petroleum Holdings, Ltd.	1,424,000	295,524
*	Burwill Holdings, Ltd.	7,148,960	128,635
#	C C Land Holdings, Ltd.	3,526,000	782,371
	Cafe de Coral Holdings, Ltd.	140,000	274,721
*	Capital Estate, Ltd.	28,570,000	102,933
	Capital Strategic Investment, Ltd.	13,882,500	178,551
	CASH Financial Services Group, Ltd.	119,565	7,028
* #	CATIC International Holdings, Ltd.	5,332,000	90,806
	Celestial Asia Securities Holdings, Ltd.	343,810	54,702
	Century City International Holdings, Ltd.	4,332,600	156,508
	Chevalier International Holdings, Ltd.	733,482	244,081
	Chevalier Pacific Holdings, Ltd.	355,250	36,842
*	China Best Group Holding, Ltd.	22,749,000	160,592
*	China Digicontent Co., Ltd.	2,710,000	3,497
*	China Electronics Corp. Holdings Co., Ltd.	890,250	78,655
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	82,451
*	China Infrastructure Investment, Ltd.	6,280,000	101,855
*	China Investments Holdings, Ltd.	210,000	3,339
	China Metal International Holdings, Ltd.	2,844,000	249,396
*	China Motion Telecom International, Ltd.	5,080,000	56,513
	China Motor Bus Co.	74,000	366,104
*	China Oil & Gas Group, Ltd.	1,573,200	51,774
*	China Properties Investment Holdings, Ltd.	880,000	8,550
*	China Resources Microelectronics, Ltd.	12,754,800	461,725
*	China Sciences Conservational Power, Ltd.	210,400	1,576
* #	China Seven Star Shopping, Ltd.	12,410,000	81,492
*	China Star Investment Holdings, Ltd.	568,000	5,367
*	China Strategic Holdings, Ltd.	1,670,000	20,358

*	China WindPower Group, Ltd.	4,760,000	$184,203
*	China Zenith Chemical Group, Ltd.	8,037,500	181,465
	China Zirconium, Ltd.	116,400	46,009
*	Chinese People Holdings Co., Ltd.	8,960,000	174,792
	Chinney Investments, Ltd.	1,144,000	82,353
#	Chong Hing Bank, Ltd.	1,070,000	1,201,085
	Chow Sang Sang Holdings	1,447,680	834,852
	Chu Kong Shipping Development	1,584,000	153,345
	Chuang's Consortium International, Ltd.	3,558,930	149,065
	Chun Wo Development Holdings, Ltd.	2,002,926	87,314
	Chung Tai Printing Holdings, Ltd.	14,710,000	143,159
	City e-Solutions, Ltd.	186,000	9,136
	City Telecom, Ltd.	1,506,751	209,985
* #	Clear Media, Ltd.	1,135,000	266,275
*	Climax International Co., Ltd.	40,700	131
*	CNT Group, Ltd.	10,329,264	149,275
*	Coastal Greenland, Ltd.	6,588,000	275,398
	COL Capital, Ltd.	2,749,840	159,043
*	Compass Pacific Holdings, Ltd.	1,248,000	13,044
	Computer & Technologies Holdings, Ltd.	432,000	51,324
	Continental Holdings, Ltd.	98,825	7,942
	Convenience Retail Asia, Ltd.	64,000	13,733
#	Coslight Technology International Group, Ltd.	1,134,000	513,498
	Cosmos Machinery Enterprises, Ltd.	1,616,400	50,751
	Cross-Harbour Holdings, Ltd.	591,520	452,081
#	Dah Sing Banking Group, Ltd.	684,800	376,027
	Dah Sing Financial Holdings, Ltd.	241,600	471,512
*	Daisho Microline Holdings, Ltd.	1,236,000	44,042
*	Dan Form Holdings Co., Ltd.	2,866,600	133,139
#	Daphne International Holdings, Ltd.	4,442,000	962,481
	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	179,842
	Dickson Concepts International, Ltd.	825,000	213,331
*	Dragon Hill Wuling Automobile	112,500	6,554
*	Dynamic Global Holdings, Ltd.	3,522,000	24,149
	Dynamic Holdings, Ltd.	384,000	54,687
	Eagle Nice (International) Holdings, Ltd.	238,000	30,480
	EcoGreen Fine Chemical Group	1,112,000	177,930
*	Eforce Holdings, Ltd.	3,480,000	68,560
* #	EganaGoldpfeil Holdings, Ltd.	4,121,757	350,987
*	E-Kong Group, Ltd.	620,000	25,436
*	Emperor Capital Group, Ltd.	749,672	21,173
	Emperor Entertainment Hotel, Ltd.	2,410,000	101,189
	Emperor International Holdings, Ltd.	4,076,360	294,238
*	ENM Holdings, Ltd.	27,408,000	672,579
*	eSun Holdings, Ltd.	302,000	36,837
*	Extrawell Pharmaceutical Holdings, Ltd.	2,490,000	632,893
*	Ezcom Holdings, Ltd.	72,576	449
	Fairwood Holdings, Ltd.	316,600	248,816
#	Far East Consortium	4,305,517	437,989
*	Far East Pharmaceutical Technology Co., Ltd.	321,600	12,854
	Far East Technology International, Ltd.	179,520	9,754
	First Natural Foods Holdings, Ltd.	2,365,000	90,016
	First Pacific Co., Ltd.	856,000	293,425
	Four Seas Food Investment Holdings, Ltd.	202,184	16,936

	Four Seas Mercantile Holdings, Ltd.	592,000	$177,900
*	Frasers Property China, Ltd.	16,477,000	161,115
#	Fubon Bank Hong Kong, Ltd.	2,290,000	594,999
*	Fujian Holdings, Ltd.	117,800	5,785
	Fujikon Industrial Holdings, Ltd.	912,000	131,611
*	Galaxy Entertainment Group, Ltd.	2,630,121	407,974
#	Get Nice Holdings, Ltd.	21,508,000	555,916
#	Giordano International, Ltd.	6,984,000	1,321,198
*	Global Tech (Holdings), Ltd.	5,612,000	21,623
	Glorious Sun Enterprises, Ltd.	2,700,000	609,674
	Gold Peak Industries (Holdings), Ltd.	3,080,250	168,533
	Golden Resources Development International, Ltd.	2,848,500	89,350
*	Goldin Properties Holdings, Ltd.	1,876,000	728,835
	Golik Holdings, Ltd.	930,500	26,265
*	GR Vietnam Holdings, Ltd.	620,000	10,651
	Grande Holdings, Ltd.	882,000	86,731
	Great Eagle Holdings, Ltd.	239,000	314,564
*	Group Sense International, Ltd.	2,448,000	34,635
	Guangnan Holdings, Ltd.	1,779,600	173,966
	Hang Fung Gold Technology, Ltd.	1,972,482	165,421
*	Hans Energy Co., Ltd.	7,556,000	233,040
	Harbour Centre Development, Ltd.	593,000	460,929
* #	Heng Tai Consumables Group, Ltd.	3,173,000	155,563
*	Hi Sun Technology (China), Ltd.	399,000	25,667
	High Fashion International, Ltd.	268,000	46,480
	HKR International, Ltd.	3,637,536	878,886
*	Hong Fok Land, Ltd.	1,210,000	1,561
	Hong Kong and Shanghai Hotels, Ltd.	153,000	96,353
	Hong Kong Catering Management, Ltd.	542,796	34,071
	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	430,406
	Hongkong Chinese, Ltd.	4,482,000	335,602
	Hop Fung Group Holdings, Ltd.	888,000	47,878
*	Hop Hing Group Holdings, Ltd.	660,265	34,208
	Hsin Chong Construction Group, Ltd.	1,569,658	144,519
	Huafeng Group Holdings, Ltd.	13,541,325	265,511
*	Huscoke Resources Holdings, Ltd.	670,000	34,971
	Hutchison Harbour Ring, Ltd.	14,446,000	1,098,434
*	HyComm Wireless, Ltd.	47,090	2,080
	I.T, Ltd.	2,734,000	151,675
*	IDT International, Ltd.	6,240,183	105,588
#	Integrated Distribution Services Group, Ltd.	759,000	880,055
	IPE Group, Ltd.	1,740,000	58,485
	ITC Corp., Ltd.	3,574,585	18,478
*	ITC Properties Group, Ltd.	3,885,747	215,580
	Jiuzhou Development Co., Ltd.	2,632,000	105,014
	JLF Investment Co., Ltd.	1,036,250	31,498
	Johnson Electric Holdings, Ltd.	1,444,500	277,319
	Joyce Boutique Holdings, Ltd.	1,530,000	22,033
*	Junefield Department Store Group, Ltd.	256,000	4,135
	K Wah International Holdings, Ltd.	5,677,405	762,598
*	Kai Yuan Holdings, Ltd.	3,640,000	145,229
	Kantone Holdings, Ltd.	8,281,348	166,556
*	Karl Thomson Holdings, Ltd.	1,238,000	62,617
*	Karrie International Holdings, Ltd.	1,433,600	58,366

	Keck Seng Investments	924,600	$286,316
	Kee Shing Holdings	886,000	47,757
	Kin Yat Holdings, Ltd.	586,000	85,129
	King Fook Holdings	1,000,000	49,579
*	King Pacific International Holdings, Ltd.	1,404,200	22,103
	Kingboard Laminates Holdings, Ltd.	610,000	168,853
	Kingmaker Footwear Holdings, Ltd.	1,476,955	111,342
*	Kong Sun Holdings, Ltd.	2,198,000	7,090
	Kowloon Development Co., Ltd.	2,021,000	832,150
*	KPI Co., Ltd.	396,000	6,119
*	KTP Holdings, Ltd.	560,400	24,543
	Kwoon Chung Bus Holdings, Ltd.	556,000	55,436
*	Lai Sun Development Co., Ltd.	119,492,800	1,514,612
	Lam Soon Hong Kong, Ltd.	302,310	136,212
	Le Saunda Holdings, Ltd.	1,424,000	128,437
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,980
	Lee & Man Holdings, Ltd.	1,780,000	149,362
#	Lee & Man Paper Manufacturing, Ltd.	1,504,400	843,369
	Lerado Group Holding Co.	1,602,000	83,619
	Lippo, Ltd.	1,433,700	192,827
	Liu Chong Hing Investment, Ltd.	829,200	341,824
	Luen Thai Holdings, Ltd.	1,345,000	60,519
	Luk Fook Holdings (International), Ltd.	1,192,000	315,222
#	Luks Industrial Group, Ltd.	302,913	89,169
*	Lung Cheong International Holdings, Ltd.	2,426,000	20,928
	Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	410,700
* #	Macau Success, Ltd.	5,560,000	336,840
	Magnificent Estates, Ltd.	12,744,000	126,638
	Mainland Headwear Holdings, Ltd.	765,600	69,352
	Man Yue International Holdings, Ltd.	1,084,000	66,069
	Matrix Holdings, Ltd.	1,067,414	38,077
*	Media China Co., Ltd.	33,420,000	154,891
*	Mei Ah Entertainment Group, Ltd.	1,732,000	52,735
	Melbourne Enterprises	45,500	290,435
#	Melco International Development, Ltd.	2,228,000	686,172
*	Midas International Holdings, Ltd.	4,776,000	61,150
#	Midland Holdings, Ltd.	3,230,000	1,071,903
#	Min Xin Holdings	1,137,200	388,331
*	Ming An Holdings Co., Ltd.	3,990,000	400,545
* #	Minmetals Holdings, Ltd.	1,780,000	158,615
	Miramar Hotel & Investment	772,000	499,759
#	Nam Tai Electronic & Electrical Products, Ltd.	1,920,000	366,101
*	Nan Hai Corp., Ltd.	59,172,743	327,966
	Nanyang Holdings	137,500	133,086
	National Electronics Holdings	2,156,000	88,906
	Natural Beauty Bio-Technology, Ltd.	4,980,000	687,369
*	New Century Group Hong Kong, Ltd.	13,351,464	150,873
	New Island Printing Holdings	176,000	8,327
*	New World Mobile Holdings, Ltd.	22,140	6,650
	Next Media, Ltd.	6,106,000	630,534
	Norstar Founders Group, Ltd.	3,256,000	306,670
*	Orient Power Holdings, Ltd.	804,000	19,502
	Oriental Press Group	6,124,000	552,706
	Oriental Watch Holdings	610,000	78,660

	Pacific Andes International Holdings, Ltd.	1,980,000	$158,074
*	Pacific Century Premium Developments, Ltd.	5,760,000	1,038,989
	Paliburg Holdings, Ltd.	2,348,830	310,034
*	Paradise Entertainment, Ltd.	3,969,000	13,266
	Paul Y Engineering Group, Ltd.	73,488	3,196
* #	Peace Mark Holdings, Ltd.	2,738,022	529,899
	Pegasus International Holdings, Ltd.	226,000	39,937
	Pico Far East Holdings, Ltd.	3,864,000	239,248
*	Playmates Toys, Ltd.	504,700	5,297
*	PME Group, Ltd.	950,000	14,686
	Pokfulam Development Co., Ltd.	234,000	97,068
*	Pokphand (C.P.) Co., Ltd.	5,970,000	138,415
*	Polyard Petroleum International	1,170,000	9,535
#	Ports Design, Ltd.	860,000	994,669
*	Premium Land, Ltd.	990,000	39,712
*	Proview International Holdings, Ltd.	11,635,322	175,729
#	Public Financial Holdings, Ltd.	2,412,000	719,401
*	Pyxis Group, Ltd.	1,936,000	53,704
*	QPL International Holdings, Ltd.	2,009,000	28,960
	Quality Healthcare Asia, Ltd.	478,995	139,051
	Raymond Industrial, Ltd.	1,547,400	102,062
#	Regal Hotels International Holdings, Ltd.	2,891,800	549,236
	Rivera Holdings, Ltd.	5,710,000	116,779
#	Road King Infrastructure, Ltd.	1,718,000	702,779
	Roadshow Holdings, Ltd.	1,456,000	103,202
	S.A.S. Dragon Holdings, Ltd.	1,456,000	102,301
#	Sa Sa International Holdings, Ltd.	2,768,000	860,725
	Safety Godown Co., Ltd.	408,000	157,960
	Samson Paper Holdings, Ltd.	666,000	34,401
*	San Miguel Brewery	612,800	82,990
*	Sanyuan Group, Ltd.	415,000	8,032
	Sea Holdings, Ltd.	1,138,000	341,684
*	SEEC Media Group, Ltd.	2,550,000	72,512
*	Shanghai Zenghai Property, Ltd.	20,002,000	400,358
	Shell Electric Manufacturing Co., Ltd.	1,254,172	330,458
	Shenyin Wanguo, Ltd.	1,212,500	486,799
	Shougang Concord Century Holdings, Ltd.	3,916,000	158,946
*	Shougang Concord Grand Group, Ltd.	2,451,000	75,289
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	95,323
#	Shui On Construction & Materials, Ltd.	720,000	692,007
*	Shun Ho Resources Holdings, Ltd.	483,000	65,513
*	Shun Ho Technology Holdings, Ltd.	1,037,452	73,360
#	Shun Tak Holdings, Ltd.	2,188,000	683,330
	Silver Grant International	5,033,000	552,613
*	Sincere Co., Ltd.	505,500	11,109
	Sing Tao News Corp., Ltd.	1,842,000	73,804
	Sino Biopharmaceutical, Ltd.	1,432,000	219,898
*	Sinocan Holdings, Ltd.	350,000	1,761
*	Sino-i Technology, Ltd.	51,703,158	268,757
*	Skyfame Realty Holdings, Ltd.	2,737,750	106,178
	Smartone Telecommunications Holdings, Ltd.	1,285,500	750,763
*	SMI Publishing Group, Ltd.	250,511	485
*	Solartech International Holdings, Ltd.	3,090,000	13,924
	South China (China), Ltd.	5,620,000	253,649

	South China Financial Holdings, Ltd.	4,872,000	$28,952
	Southeast Asia Properties & Finance, Ltd.	263,538	54,227
*	Starlight International Holdings	1,903,792	45,551
*	Stella International Holdings, Ltd.	163,000	172,170
*	Styland Holdings, Ltd.	101,991	325
	Sun Hing Vision Group Holdings, Ltd.	358,000	59,148
	Sun Hung Kai & Co., Ltd.	237,000	134,863
	Sunway International Holdings, Ltd.	866,000	11,248
	SW Kingsway Capitol Holdings, Ltd.	4,650,000	44,566
	Synergis Holdings, Ltd.	350,033	26,579
*	Tack Fat Group	4,448,000	229,556
	Tai Cheung Holdings	1,799,000	594,992
	Tai Fook Securities Group, Ltd.	2,023,899	343,976
	Tai Sang Land Development, Ltd.	576,984	170,670
*	Tak Shun Technology Group, Ltd.	24,016,000	173,888
	Tak Sing Alliance Holdings	2,909,865	206,099
	Tan Chong International, Ltd.	1,212,000	200,196
*	TCC International Holdings, Ltd.	1,925,789	452,038
*	Technology Venture Holdings, Ltd.	58,600	3,642
	Techtronic Industries Co., Ltd.	3,623,000	1,681,195
*	Termbray Industries International	2,304,900	267,395
	Tern Properties	61,200	23,653
	Texhong Textile Group, Ltd.	1,930,000	126,722
	Texwinca Holdings, Ltd.	2,196,000	1,127,853
*	The Sun's Group, Ltd.	25,506	2,171
*	Tian Teck Land	1,076,000	679,279
*	Tomorrow International Holdings, Ltd.	1,296,420	38,888
	Tongda Group Holdings, Ltd.	8,210,000	70,126
* #	Top Form International, Ltd.	2,760,000	85,561
*	Topsearch International (Holdings), Ltd.	3,860,000	97,092
	Transport International Holdings, Ltd.	28,800	73,480
	Tristate Holdings, Ltd.	188,000	27,320
	Truly International Holdings	1,074,000	569,887
	Tungtex (Holdings) Co., Ltd.	910,000	105,631
	Tysan Holdings, Ltd.	1,040,773	58,990
*	United Power Investment, Ltd.	5,696,000	153,506
*	U-Right International Holdings, Ltd.	4,746,000	8,573
	USI Holdings, Ltd.	1,452,999	200,880
	Van Shung Chong Holdings, Ltd.	2,245,335	86,731
	Varitronix International, Ltd.	1,093,293	245,486
	Vedan International (Holdings), Ltd.	3,144,000	153,973
	Veeko International Holdings, Ltd.	1,532,981	15,889
#	Victory City International Holdings, Ltd.	2,759,185	141,633
*	Vital Biotech Holdings, Ltd.	470,000	5,646
	Vitasoy International Holdings, Ltd.	3,537,000	1,508,209
*	Vongroup, Ltd.	10,865,000	134,462
	Vtech Holdings, Ltd.	120,000	462,807
	Wah Ha Realty Co., Ltd.	278,600	51,126
	Wai Kee Holdings, Ltd.	8,218,738	827,652
	Wang On Group, Ltd.	1,555,858	79,292
*	Warderly International Holdings, Ltd.	520,000	32,204
*	Winfoong International, Ltd.	1,210,000	13,216
	Wing On Co. International, Ltd.	785,000	637,993
	Wing Shan International	896,000	49,961

	Wong's International (Holdings), Ltd.	737,641	$41,903
	Wong's Kong King International (Holdings), Ltd.	120,000	9,301
#	Xinyi Glass Holding Co., Ltd.	1,458,000	645,169
*	Xpress Group, Ltd.	3,464,000	31,022
	Y. T. Realty Group, Ltd.	965,000	126,705
	Yangtzekiang Garment, Ltd.	607,500	76,203
	Yau Lee Holdings, Ltd.	534,000	55,118
	YGM Trading	284,000	106,249
	Yip's Chemical Holdings, Ltd.	1,344,000	408,178
*	Yueshou Environmental Holdings, Ltd.	510,800	6,121
	Yugang International, Ltd.	123,976,000	752,091
*	Yunnan Enterprises Holdings, Ltd.	240,000	13,032
TOTAL COMMON STOCKS			79,185,636

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	14,485
*	Asia Standard Hotel Rights 08/27/10	5,122,000	—
*	Asia Standard International Group, Ltd. Warrants 09/07/09	4,881,864	—
*	CASH Financial Services Group, Ltd. Rights 04/06/09	59,782	77
*	COL Capital, Ltd. Warrants 07/27/09	110,648	143
*	Hop Hing Group Holdings, Ltd. Warrants 04/30/09	132,053	1,533
*	ITC Corp., Ltd. Warrants 11/04/09	1,154,917	1,490
*	ITC Properties Group, Ltd. Warrants 02/04/10	4,368,736	5,637
*	Lippo, Ltd. Warrants 07/04/11	122,470	1,580
*	Man Yue International Holdings, Ltd. Warrants 06/05/09	108,400	140
*	Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	191,400	—
*	PYI Corp., Ltd. Warrants 09/25/09	747,078	964
*	Samson Paper Holdings, Ltd. Warrants 06/04/10	111,000	387
*	South China (China), Ltd. Rights 09/06/10	1,124,000	4,351
TOTAL RIGHTS/WARRANTS			30,787

TOTAL — HONG KONG			79,216,423

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,539
*	Rekapacific Berhad	473,000	—

TOTAL — MALAYSIA			3,539

NEW ZEALAND — (6.8%)
COMMON STOCKS — (6.8%)
	Abano Healthcare Group, Ltd.	31,300	79,593
*	AFFCO Holdings, Ltd.	1,806,887	411,563
	Air New Zealand, Ltd.	1,348,955	692,556
	Auckland International Airport, Ltd.	586,921	572,612
	Cavalier Corp., Ltd.	283,674	280,027
	CDL Investments New Zealand, Ltd.	395,965	61,772
	Colonial Motor Co., Ltd.	126,795	173,550
	Ebos Group, Ltd.	158,421	415,748
#	Fisher & Paykel Appliances Holdings, Ltd.	1,484,782	415,264
	Fisher & Paykel Healthcare Corp.	2,507,756	4,518,330
#	Freightways, Ltd.	701,032	1,179,296
#	Hallenstein Glassons Holdings, Ltd.	241,638	294,980

	Hellaby Holdings, Ltd.	242,239	$69,086
	Horizon Energy Distribution, Ltd.	40,420	71,667
	Infratil, Ltd.	2,123,579	1,768,853
	Mainfreight, Ltd.	462,988	1,094,835
	Methven, Ltd.	10,000	6,849
	Michael Hill International, Ltd.	1,534,152	394,688
	Millennium & Copthorne Hotels New Zealand, Ltd.	1,387,344	286,956
	New Zealand Exchange, Ltd.	57,282	218,996
	New Zealand Oil & Gas, Ltd.	1,729,024	1,340,609
	New Zealand Refining Co., Ltd.	515,110	2,052,846
	Northland Port Corp. (New Zealand), Ltd.	219,997	286,509
#	Nuplex Industries, Ltd.	452,063	193,219
	Port of Tauranga, Ltd.	566,944	1,667,117
*	ProvencoCadmus, Ltd.	524,201	36,078
#	Pumpkin Patch, Ltd.	606,913	355,878
	Pyne Gould Guinness, Ltd.	1,020,032	599,611
	Restaurant Brand New Zealand, Ltd.	369,175	170,582
*	Richina Pacific, Ltd.	309,644	63,595
*	Rubicon, Ltd.	974,601	362,097
#	Ryman Healthcare, Ltd.	2,353,608	1,892,886
	Sanford, Ltd.	409,164	1,316,384
*	Scott Technology, Ltd.	60,843	26,378
*	Seafresh Fisheries, Ltd.	80,520	1,286
	Skellerup Holdings, Ltd.	170,441	57,323
	Sky City Entertainment Group, Ltd.	2,456,941	3,940,166
	Sky Network Television, Ltd.	184,878	429,512
	South Port New Zealand, Ltd.	30,744	36,545
#	Steel & Tube Holdings, Ltd.	404,138	600,005
	Taylors Group, Ltd.	29,646	26,268
*	Tenon, Ltd.	19,132	7,845
	Tourism Holdings, Ltd.	402,452	96,336
	Tower, Ltd.	724,905	532,760
	Trustpower, Ltd.	3,300	13,278
	Vector, Ltd.	316,231	411,346
	Warehouse Group, Ltd.	497,796	1,017,577

TOTAL — NEW ZEALAND			30,541,257

SINGAPORE — (12.0%)
COMMON STOCKS — (12.0%)
*	Addvalue Technologies, Ltd.	1,043,000	37,717
	Advanced Holdings, Ltd.	691,000	50,034
	Allgreen Properties, Ltd.	2,604,000	696,944
	Apollo Enterprises, Ltd.	302,000	159,915
	Aqua-Terra Supply Co., Ltd.	641,000	47,525
	Armstrong Industrial Corp., Ltd.	1,460,000	114,990
*	ASA Group Holdings, Ltd.	336,000	6,637
	Asia Environment Holdings, Ltd.	528,793	40,039
*	Asia-Pacific Strategic Investments, Ltd.	1,410	158
	ASL Marine Holdings, Ltd.	497,000	140,897
	A-Sonic Aerospace, Ltd.	626,996	13,535
	Aussino Group, Ltd.	967,000	89,010
*	Ban Joo & Co., Ltd.	928,000	21,319
	Best World International, Ltd.	307,500	35,309

	Beyonics Technology, Ltd.	9,328,300	$612,789
	Bonvests Holdings, Ltd.	990,000	394,791
	Broadway Industrial Group, Ltd.	461,000	49,265
*	Brothers (Holdings), Ltd.	504,628	35,667
#	Bukit Sembawang Estates, Ltd.	341,003	537,958
	CEI Contract Manufacturing, Ltd.	432,000	25,647
	Cerebos Pacific, Ltd.	528,000	859,839
#	CH Offshore, Ltd.	1,568,200	268,856
* #	Chartered Semiconductor Manufacturing, Ltd.	13,623,400	1,210,905
*	Chemical Industries (Far East), Ltd.	105,910	27,854
	China Aviation Oil Singapore Corp. Ltd.	48,000	21,011
	China Dairy Group, Ltd.	1,502,000	61,653
* #	China Energy, Ltd.	3,110,000	266,213
	China Merchants Holdings Pacific, Ltd.	809,000	225,268
	Chip Eng Seng Corp., Ltd.	1,775,000	198,881
	Chosen Holdings, Ltd.	1,284,000	65,426
	Chuan Hup Holdings, Ltd.	4,385,000	433,755
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	4,037
*	Compact Metal Industries, Ltd.	643,000	4,228
	Cosco Corp. (Singapore), Ltd.	1,397,000	754,334
* #	Creative Technology Co., Ltd.	257,350	576,905
	CSC Holdings, Ltd.	1,829,000	96,547
#	CSE Global, Ltd.	1,854,000	414,794
	CWT, Ltd.	1,384,500	306,177
#	Delong Holdings, Ltd.	1,287,000	592,442
*	Digiland International, Ltd.	11,763,000	38,666
*	Eagle Brand Holdings, Ltd.	14,387,000	141,888
*	Eastern Asia Technology, Ltd.	1,205,000	21,768
*	Ellipsiz, Ltd.	123,000	2,438
	Engro Corp., Ltd.	354,000	128,012
*	Enviro-Hub Holdings, Ltd.	1,445,666	66,772
	Eu Yan Sang International, Ltd.	182,000	31,462
*	Eucon Holdings, Ltd.	3,096,000	41,320
#	Ezra Holdings Pte, Ltd.	1,355,000	601,906
#	F.J. Benjamin Holdings, Ltd.	1,095,000	75,568
#	Federal International (2000), Ltd.	657,000	52,010
*	Firstlink Investments Corp., Ltd.	1,951,000	44,873
*	Fischer Tech, Ltd.	244,000	10,027
	Food Empire Holdings, Ltd.	1,094,400	175,151
	Freight Links Express Holdings, Ltd.	3,893,000	89,873
*	Fu Yu Corp., Ltd.	3,993,750	137,887
*	Gallant Venture, Ltd.	1,310,000	73,696
	GK Goh Holdings, Ltd.	1,463,000	419,119
#	Goodpack, Ltd.	1,559,000	677,830
	GP Batteries International, Ltd.	395,000	117,523
	GP Industries, Ltd.	3,054,209	455,464
	Grand Banks Yachts, Ltd.	250,000	93,757
#	Guocoland, Ltd.	495,500	319,479
	Hersing Corp., Ltd.	1,285,000	170,927
#	Hi-P International, Ltd.	2,187,000	662,551
#	Ho Bee Investment, Ltd.	945,000	202,069
* #	Hong Fok Corp., Ltd.	7,081,700	977,452
	Hong Leong Asia, Ltd.	868,000	303,315
	Hotel Grand Central, Ltd.	1,060,514	356,330

	Hotel Plaza, Ltd.	1,687,500	$997,303
#	Hotel Properties, Ltd.	1,679,600	1,028,881
	Hour Glass, Ltd.	622,744	199,482
* #	HTL International Holdings, Ltd.	1,691,843	139,152
	Huan Hsin Holdings, Ltd.	1,138,400	149,256
	HupSteel, Ltd.	1,687,875	142,074
	Hwa Hong Corp., Ltd.	2,436,000	531,446
#	Hyflux, Ltd.	1,230,000	1,335,132
#	IDT Holdings, Ltd.	693,000	136,806
	IFS Capital, Ltd.	348,000	112,981
*	Indofood Agri Resources, Ltd.	397,000	156,006
*	Informatics Education, Ltd.	1,339,000	17,886
#	InnoTek, Ltd.	931,000	104,069
*	Innovalues, Ltd.	630,000	16,598
*	Intraco, Ltd.	608,500	72,014
	IPC Corp., Ltd.	1,512,000	94,775
	Isetan (Singapore), Ltd.	122,500	209,660
	Jadason Enterprises, Ltd.	1,108,000	28,919
*	Jasper Investments, Ltd.	90,680	7,515
#	Jaya Holdings, Ltd.	2,265,000	417,010
*	JK Yaming International Holdings, Ltd.	907,000	210,209
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	36,617
	K1 Ventures, Ltd.	5,227,500	412,252
#	Keppel Land, Ltd.	1,208,000	1,153,246
#	Keppel Telecommunications and Transportation, Ltd.	1,897,800	961,827
	Khong Guan Flour Milling, Ltd.	38,000	18,863
	Kian Ann Engineering, Ltd.	1,302,000	103,134
	Kian Ho Bearings, Ltd.	781,500	71,935
	Kim Eng Holdings, Ltd.	1,361,620	1,190,602
	Koh Brothers Group, Ltd.	1,494,000	132,661
#	KS Energy Services, Ltd.	498,000	246,328
*	L & M Group Investments, Ltd.	7,107,100	23,364
	Lafe Corp., Ltd.	1,234,800	42,545
*	LanTroVision (S), Ltd.	5,028,750	49,474
	LC Development, Ltd.	2,041,254	113,811
	Lee Kim Tah Holdings, Ltd.	1,600,000	356,086
	Lion Asiapac, Ltd.	473,000	33,933
	Low Keng Huat Singapore, Ltd.	2,232,000	243,017
	Lum Chang Holdings, Ltd.	1,134,030	119,276
*	Manhattan Resources, Ltd.	668,000	148,920
	Manufacturing Integration Technology, Ltd.	588,000	34,794
*	MDR, Ltd.	2,040,000	6,706
* #	Mediaring.Com, Ltd.	4,262,500	181,954
	Memtech International, Ltd.	1,322,000	57,864
	Metro Holdings, Ltd.	1,994,960	348,330
	Midas Holdings, Ltd.	1,530,000	422,538
*	Mirach Energy, Ltd.	460,000	6,018
	Miyoshi Precision, Ltd.	553,500	25,681
	MobileOne, Ltd.	1,794,000	1,760,432
	Multi-Chem, Ltd.	1,263,000	60,204
	Neptune Orient Lines, Ltd.	570,000	443,045
	Nera Telecommunications, Ltd.	1,272,000	212,940
	New Toyo International Holdings, Ltd.	1,043,000	116,640
	NSL, Ltd.	414,000	313,593

	Olam International, Ltd.	900,000	$866,958
	Orchard Parade Holdings, Ltd.	956,022	340,485
	Ossia International, Ltd.	750,554	42,361
*	Overseas Union Enterprise, Ltd.	35,000	245,252
	Pan-United Corp., Ltd.	2,060,000	557,460
	Parkway Holdings, Ltd.	506,133	386,580
	PCI, Ltd.	734,000	106,670
*	Penguin International, Ltd.	400,000	13,030
	Pertama Holdings, Ltd.	459,750	68,013
#	Petra Foods, Ltd.	881,000	193,828
	Popular Holdings, Ltd.	2,719,500	178,980
	PSC Corp., Ltd.	1,973,419	175,273
	QAF, Ltd.	881,000	98,400
	Qian Hu Corp., Ltd.	674,600	33,279
#	Raffles Education Corp., Ltd.	3,773,893	934,199
	Rotary Engineering, Ltd.	1,703,600	353,042
	San Teh, Ltd.	1,006,087	174,837
	SBS Transit, Ltd.	962,500	1,010,009
	SC Global Developments, Ltd.	42,000	10,627
	Seksun Corp., Ltd.	280,000	5,508
#	Sim Lian Group, Ltd.	1,380,000	227,033
	Sing Holdings, Ltd.	36,666	2,541
	Sing Investments & Finance, Ltd.	198,450	125,561
#	Singapore Land, Ltd.	126,000	263,916
	Singapore Petroleum Co., Ltd.	799,000	1,505,571
	Singapore Post, Ltd.	3,567,900	1,819,623
	Singapore Reinsurance Corp., Ltd.	1,864,530	183,954
	Singapore Shipping Corp., Ltd.	1,765,000	219,414
	Singapura Finance, Ltd.	174,062	113,632
	Sinwa, Ltd.	259,000	19,168
	SMB United, Ltd.	2,010,000	170,986
	SMRT Corp., Ltd.	496,000	499,365
*	SP Corp., Ltd.	454,000	9,701
	SSH Corp., Ltd.	1,307,000	77,588
	Stamford Land Corp., Ltd.	2,946,000	446,686
	Straco Corp., Ltd.	130,000	7,265
#	Straits Asia Resources, Ltd.	1,380,000	750,302
	Sunningdale Tech, Ltd.	12,125,000	320,628
*	Sunright, Ltd.	378,000	24,232
	Superbowl Holdings, Ltd.	980,000	60,643
	Superior Multi-Packaging, Ltd.	490,500	22,575
* #	Swiber Holdings, Ltd.	801,000	197,750
#	Tat Hong Holdings, Ltd.	1,169,000	478,654
*	Thakral Corp., Ltd.	6,028,000	178,914
	Tiong Woon Corp. Holding, Ltd.	1,359,000	156,514
	Transcu Group, Ltd.	265,000	39,224
	Trek 2000 International, Ltd.	1,004,000	80,864
*	TT International, Ltd.	2,742,480	36,278
	UMS Holdings, Ltd.	941,000	57,837
	United Engineers, Ltd.	829,666	677,250
	United Envirotech, Ltd.	352,000	22,088
	United Overseas Insurance, Ltd.	188,250	260,176
	United Pulp & Paper Co., Ltd.	708,000	30,065
	UOB-Kay Hian Holdings, Ltd.	1,585,000	1,148,964

	UOL Group, Ltd.	441,000	$543,560
	Venture Corp., Ltd.	504,000	1,671,509
	Vicom, Ltd.	120,000	123,966
#	WBL Corp., Ltd.	600,000	1,460,774
#	Wheelock Properties, Ltd.	1,207,000	715,113
	Wing Tai Holdings, Ltd.	1,619,000	746,708
	Xpress Holdings, Ltd.	3,079,000	96,754
*	Yangzijiang Shipbuilding Holdings, Ltd.	1,200,000	316,171
#	Yanlord Land Group, Ltd.	399,000	293,862
#	Yellow Pages (Singapore), Ltd.	299,000	32,701
	YHI International, Ltd.	1,174,000	73,618
	Yoma Strategic Holdings, Ltd.	132,000	13,886
* #	Yongnam Holdings, Ltd.	1,970,000	123,232
*	Zhongguo Jilong, Ltd.	249,876	7,267
TOTAL COMMON STOCKS			53,793,082

RIGHTS/WARRANTS — (0.0%)
*	Bukit Sembawang Estates, Ltd. Rights 03/31/09	341,003	3,363
*	Jasper Investments, Ltd. Rights 04/14/09	68,010	224
*	Manhattan Resources, Ltd. Warrants 04/09/11	200,400	7,906
*	Mirach Energy, Ltd. Rights 04/08/09	1,380,000	—
*	Qian Hu Corp., Ltd. Rights 09/19/10	204,100	5,368
*	Sing Holdings, Ltd. Rights 04/08/09	18,333	60
TOTAL RIGHTS/WARRANTS			16,921

TOTAL — SINGAPORE			53,810,003

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (1.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 04/01/09 (Collateralized by $5,215,000 FNMA 5.50%, 05/01/37, valued at $4,741,541) to be repurchased at $4,698,025	$4,698	4,698,000

	Shares
SECURITIES LENDING COLLATERAL — (17.5%)
§@ DFA Short Term Investment Fund LP	77,920,765	77,920,765

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.26%, 04/01/09 (Collateralized by various corporate obligations, ranging in par value from $615,926 to $49,903,268, rates ranging from 4.500% to 7.000%, maturities ranging from 03/01/21 to 01/01/39, valued at $606,163) to be repurchased at $594,281	$594	594,277
TOTAL SECURITIES LENDING COLLATERAL		78,515,042

TOTAL INVESTMENTS - (100.0%)
(Cost $708,303,106)##		$448,792,832

THE UNITED KINGDOM SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
March 31, 2009
(Unaudited)

		Shares	Value ††
COMMON STOCKS — (91.0%)
Consumer Discretionary — (18.3%)
	4imprint Group P.L.C.	96,735	$157,301
	Aegis Group P.L.C.	3,311,021	3,925,674
	Aga Rangemaster Group P.L.C.	288,143	372,181
	Arena Leisure P.L.C.	1,372,024	353,780
	Bellway P.L.C.	406,536	3,941,988
	Blacks Leisure Group P.L.C.	181,058	89,903
	Bloomsbury Publishing P.L.C.	281,545	466,287
#	Bovis Homes Group P.L.C.	474,842	2,848,734
	BPP Holdings P.L.C.	216,656	1,119,422
	Burberry Group P.L.C.	277,987	1,121,196
	Caffyns P.L.C.	6,000	19,365
#	Carpetright P.L.C.	167,232	989,393
	Carphone Warehouse Group P.L.C.	85,127	152,699
	Centaur Media P.L.C.	617,725	206,048
	Chime Communications P.L.C.	211,086	209,436
*	Chrysalis Group P.L.C.	107,232	89,371
	Churchill China P.L.C.	30,000	71,987
	Clinton Cards P.L.C.	740,506	127,607
	Cosalt P.L.C.	82,921	81,682
#	Daily Mail & General Trust P.L.C. Series A	590,153	1,975,757
	Dawson Holdings P.L.C.	253,045	43,479
#	Debenhams P.L.C.	1,394,313	972,809
	Dignity P.L.C.	255,526	1,966,362
#	DSG International P.L.C.	5,517,259	1,665,790
	Dunelm Group P.L.C.	17,747	55,484
	Euromoney Institutional Investor P.L.C.	346,866	1,012,706
	Findel P.L.C.	377,636	410,970
*	Forminster P.L.C.	43,333	2,332
#	French Connection Group P.L.C.	373,475	266,898
	Fuller Smith & Turner P.L.C.	129,026	760,027
	Future P.L.C.	1,324,863	247,455
	Galiform P.L.C.	45,000	10,779
	Game Group P.L.C.	1,441,697	3,111,866
# *	Games Workshop Group P.L.C.	101,889	259,533
	Greene King P.L.C.	423,929	2,972,982
	Halfords Group P.L.C.	913,032	3,823,348
	Haynes Publishing Group P.L.C.	14,703	28,440
	Headlam Group P.L.C.	330,383	1,087,973
	Henry Boot P.L.C.	426,786	425,154
#	HMV Group P.L.C.	1,627,244	3,021,992
	Holidaybreak P.L.C.	205,158	588,542
#	Hornby P.L.C.	154,220	150,609
	Huntsworth P.L.C.	795,153	568,827
*	Impellam Group P.L.C.	35,258	17,440
#	Inchcape P.L.C.	776,534	841,903
	Informa P.L.C.	615,731	2,319,743

	ITV P.L.C.	1,608,507	$438,098
#	J.D. Wetherspoon P.L.C.	552,111	3,348,564
	JD Sports Fashion P.L.C.	122,850	544,923
#	JJB Sports P.L.C.	922,465	152,007
	John Menzies P.L.C.	244,534	212,294
	Kesa Electricals P.L.C.	2,031,662	2,745,369
	Ladbrokes P.L.C.	1,188,699	3,120,576
#	Laura Ashley Holdings P.L.C.	2,806,720	512,062
	Lookers P.L.C.	689,354	285,557
	Luminar Group Holdings P.L.C.	260,932	461,461
	Manganese Bronze Holdings P.L.C.	68,818	72,057
	Millennium and Copthorne Hotels P.L.C.	572,461	1,411,077
	Mothercare P.L.C.	324,479	1,802,268
	N Brown Group P.L.C.	974,614	2,647,253
*	Pace P.L.C.	747,903	992,484
# *	PartyGaming P.L.C.	98,960	339,148
	Pendragon P.L.C.	2,285,154	232,801
	Persimmon P.L.C.	421,007	2,080,981
#	Pinewood Shepperton P.L.C.	182,105	314,693
*	Rank Group P.L.C.	876,100	918,921
*	Redrow P.L.C.	626,857	1,255,201
	Restaurant Group P.L.C.	732,507	1,415,811
#	Rightmove P.L.C.	236,332	885,910
	Smiths News P.L.C.	674,129	798,302
*	Sportech P.L.C.	329,794	349,313
	Sports Direct International P.L.C.	383,193	320,534
	St Ives Group P.L.C.	436,379	284,376
	St. Jame's Place P.L.C.	712,044	1,702,684
*	Stylo P.L.C.	64,096	4,368
	Ted Baker P.L.C.	161,948	797,955
*	The Berkeley Group Holdings P.L.C.	320,225	4,071,641
	The Vitec Group P.L.C.	160,303	358,465
	Topps Tiles P.L.C.	761,166	381,924
	Trinity Mirror P.L.C.	47,137	17,708
	United Business Media P.L.C.	864,643	5,276,157
	UTV Media P.L.C.	217,432	188,749
*	Wagon P.L.C.	237,979	6,590
	WH Smith P.L.C.	588,205	2,994,357
#	William Hill P.L.C.	1,297,070	3,162,439
	Wilmington Group P.L.C.	346,234	446,445
#	Yell Group P.L.C.	1,192,528	213,541
Total Consumer Discretionary			92,518,318

Consumer Staples — (4.3%)
	Anglo-Eastern Plantations P.L.C.	108,333	436,946
	Barr (A.G.) P.L.C.	64,286	1,146,002
	Britvic P.L.C.	567,955	1,838,882
	Cranswick P.L.C.	174,592	1,449,851
	Dairy Crest Group P.L.C.	520,119	1,962,118
	Devro P.L.C.	605,749	761,259
*	European Home Retail P.L.C.	109,256	—
	Greggs P.L.C.	43,418	2,142,842
	Marston's P.L.C.	1,192,685	2,301,585
	Mcbride P.L.C.	935,102	1,551,019
	Northern Foods P.L.C.	2,038,052	1,488,237
	Premier Foods P.L.C.	3,416,855	1,680,204
	PZ Cussons P.L.C.	1,440,399	3,221,941
	R.E.A. Holdings P.L.C.	49,233	169,778

	Robert Wiseman Dairies P.L.C.	276,160	$1,342,698
	Thorntons P.L.C.	313,060	282,860
# *	Uniq P.L.C.	463,373	64,745
Total Consumer Staples			21,840,967

Energy — (6.4%)
	Anglo Pacific Group P.L.C.	426,647	650,613
*	Dana Petroleum P.L.C.	326,327	5,210,110
*	Emerald Energy P.L.C.	214,462	1,385,171
*	Fortune Oil P.L.C.	5,889,851	469,069
# *	Hardy Oil & Gas P.L.C.	46,779	126,782
# *	Heritage Oil, Ltd.	75,233	356,939
	Hunting P.L.C.	477,489	2,742,357
	James Fisher & Sons P.L.C.	189,802	1,111,386
	JKX Oil and Gas P.L.C.	575,605	1,817,412
	John Wood Group P.L.C.	207,976	668,230
	Melrose Resources P.L.C.	378,100	1,195,838
# *	Premier Oil P.L.C.	320,409	4,881,119
*	Salamander Energy P.L.C.	274,153	512,253
*	Soco International P.L.C.	281,540	4,776,782
*	UK Coal P.L.C.	573,596	594,554
	Venture Production P.L.C.	442,513	5,077,770
	Wellstream Holdings P.L.C.	114,781	710,038
Total Energy			32,286,423

Financials — (13.8%)
	Aberdeen Asset Management P.L.C.	2,590,854	4,734,304
	Amlin P.L.C.	1,027,564	5,064,486
	Arbuthnot Banking Group P.L.C.	67,329	236,742
*	Aries Insurance Services P.L.C.	62,500	—
	Ashmore Group P.L.C.	325,464	711,123
	Beazley Group P.L.C.	1,047,415	1,288,208
#	BlueBay Asset Management P.L.C.	154,645	275,819
	Brewin Dolphin Holdings P.L.C.	870,024	1,470,593
	Brit Insurance Holdings P.L.C.	1,289,236	3,333,444
	Capital & Regional P.L.C.	271,596	66,345
#	Catlin Group, Ltd.	977,375	4,383,609
	Charles Stanley Group P.L.C.	123,753	285,516
	Chesnara P.L.C.	171,258	327,082
	Close Brothers Group P.L.C.	481,680	3,707,078
*	CLS Holdings P.L.C.	148,841	500,927
*	Cockleshell, Ltd.	6,528	7,279
	Daejan Holdings P.L.C.	42,317	1,134,915
	Development Securities P.L.C.	201,060	694,438
	DTZ Holdings P.L.C.	220,478	115,291
	Evolution Group P.L.C.	1,150,083	1,590,786
	Hansard Global P.L.C.	1,459	3,389
	Hardy Underwriting Group P.L.C.	153,854	569,536
	Hargreaves Lansdown P.L.C.	353,836	1,042,384
	Helical Bar P.L.C.	408,691	1,682,904
# *	Henderson Group P.L.C.	2,936,019	3,439,772
	Hiscox, Ltd.	1,535,730	6,794,989
	IG Group Holdings P.L.C.	1,256,927	3,154,600
*	Industrial & Commercial Holdings P.L.C.	5,000	108
#	Intermediate Capital Group P.L.C.	326,494	1,406,186
	International Personal Finance P.L.C.	883,513	1,138,831
*	IP Group P.L.C.	250,011	118,257
	Jardine Lloyd Thompson Group P.L.C.	781,443	4,908,295

	Liontrust Asset Management P.L.C.	129,935	$169,579
# *	LSL Property Services P.L.C.	131,485	199,155
*	MWB Group Holdings P.L.C.	379,622	118,521
	Novae Group P.L.C.	234,668	1,160,754
	Park Group P.L.C.	166,600	34,461
*	Pices Property Services P.L.C.	62,500	—
#	Provident Financial P.L.C.	485,695	5,819,730
	Quintain Estates & Development P.L.C.	288,516	34,749
	Rathbone Brothers P.L.C.	159,131	1,763,079
	Rensburg Sheppards P.L.C.	169,098	969,295
*	Rutland Trust P.L.C.	85,288	81,991
	S&U P.L.C.	21,140	93,179
	Savills P.L.C.	449,406	1,514,286
*	Secure Ventures No. 6 P.L.C.	62,500	—
*	Secure Ventures No. 7 P.L.C.	62,500	—
*	Shellproof, Ltd.	1,156	713
	Shore Capital Group P.L.C.	1,193,004	238,926
	ST Modwen Properties P.L.C.	482,604	648,001
	Tullett Prebon P.L.C.	757,461	2,287,596
	Unite Group P.L.C.	444,621	435,402
Total Financials			69,756,653

Health Care — (3.4%)
*	Alizyme P.L.C.	660,805	53,003
*	Antisoma P.L.C.	2,024,536	770,038
*	Ark Therapeutics Group P.L.C.	638,344	347,637
	Assura Group, Ltd.	48,153	16,172
# *	Axis-Shield P.L.C.	224,506	948,596
*	Biocompatibles International P.L.C.	147,081	266,029
	Bioquell P.L.C.	90,893	143,275
*	BTG P.L.C.	730,460	1,295,014
	Care UK P.L.C.	199,792	725,166
	Consort Medical P.L.C.	116,271	566,128
#	Corin Group P.L.C.	151,637	115,485
	Dechra Pharmaceuticals P.L.C.	201,204	1,202,751
	Genetix Group P.L.C.	151,246	90,618
	Genus P.L.C.	157,057	1,195,692
	Goldshield Group P.L.C.	119,590	531,957
#	Hikma Pharmaceuticals P.L.C.	430,418	2,226,163
	Nestor Healthcare Group P.L.C.	443,850	157,302
*	Oxford Biomedica P.L.C.	2,123,042	184,112
*	Prostrakan Group P.L.C.	38,359	34,122
*	Renovo Group P.L.C.	95,255	35,380
*	SkyePharma P.L.C.	55,765	144,441
	Southern Cross Healthcare, Ltd.	195,059	274,416
	SSL International P.L.C.	745,205	4,795,551
*	Vectura Group P.L.C.	1,009,075	788,637
*	William Ransom & Son P.L.C.	30,000	1,724
Total Health Care			16,909,409

Industrials — (30.0%)
# *	AEA Technology P.L.C.	539,970	98,599
	Aggreko P.L.C.	583,754	4,110,454
	Air Partner P.L.C.	37,086	208,847
	Alumasc Group P.L.C.	131,547	127,307
	Arriva P.L.C.	630,725	3,352,351
	Ashtead Group P.L.C.	1,976,882	1,119,032
	Atkins WS P.L.C.	425,663	3,016,066

*	Autologic Holdings P.L.C.	96,590	$19,684
	Babcock International Group P.L.C.	853,247	5,248,902
	BBA Aviation P.L.C.	1,204,134	1,427,675
	Bodycote P.L.C.	722,295	1,285,191
	Braemar Shipping Services P.L.C.	81,108	256,935
	Brammer P.L.C.	185,266	206,537
	BSS Group P.L.C.	489,152	2,016,849
	Business Post Group P.L.C.	199,191	713,710
	Camellia P.L.C.	2,437	179,692
	Carillion P.L.C.	1,523,518	5,295,757
	Carr's Milling Industries P.L.C.	35,330	233,333
# *	Carter & Carter Group P.L.C.	122,848	—
	Castings P.L.C.	162,757	245,488
	Charles Taylor Consulting P.L.C.	139,215	382,196
*	Charter International P.L.C.	626,781	4,096,827
	Chemring Group P.L.C.	128,869	3,503,717
	Chloride Group P.L.C.	1,025,093	1,835,977
	Clarkson P.L.C.	68,229	476,170
	Communisis P.L.C.	561,133	223,352
	Connaught P.L.C.	319,006	1,383,294
	Cookson Group P.L.C.	813,260	189,731
	Costain Group P.L.C.	1,269,584	414,584
*	Danka Business Systems P.L.C.	1,029,605	30,888
	Davis Service Group P.L.C.	670,430	2,515,086
	De la Rue P.L.C.	387,017	5,389,415
	Dewhurst P.L.C.	9,000	24,019
	Domino Printing Sciences P.L.C.	456,398	1,229,440
*	easyJet P.L.C.	548,462	2,194,498
	Eleco P.L.C.	80,000	32,075
	Fenner P.L.C.	671,987	442,941
	Forth Ports P.L.C.	179,142	2,333,116
*	Fortress Holdings P.L.C.	120,728	—
	Galliford Try P.L.C.	1,434,295	821,527
	Go-Ahead Group P.L.C.	175,345	2,763,844
	Hampson Industries P.L.C.	430,496	558,278
	Hays P.L.C.	5,101,389	5,323,154
#	Helphire P.L.C.	570,202	196,988
	Hogg Robinson Group P.L.C.	103,893	23,067
	Homeserve P.L.C.	228,007	3,824,240
	Hyder Consulting P.L.C.	168,297	183,234
	IMI P.L.C.	1,192,232	4,636,063
	Interserve P.L.C.	498,625	1,328,718
	Intertek Group P.L.C.	539,854	6,846,177
*	Invensys P.L.C.	472,034	1,123,904
	ITE Group P.L.C.	1,339,191	1,241,787
	J. Smart & Co. (Contractors) P.L.C.	22,500	105,377
	Keller Group P.L.C.	277,823	1,958,190
	Kier Group P.L.C.	141,688	1,796,087
	Latchways P.L.C.	41,288	283,499
	Lavendon Group P.L.C.	175,529	419,963
	Lincat Group P.L.C.	14,452	72,388
	Low & Bonar P.L.C.	763,541	251,297
	Management Consulting Group P.L.C.	1,026,246	441,219
	Meggitt P.L.C.	1,481,239	2,725,954
	Melrose P.L.C.	944,503	1,150,456
	Michael Page International P.L.C.	1,235,568	3,251,402
	Mitie Group P.L.C.	1,208,230	3,236,170
*	MJ Gleeson Group P.L.C.	195,875	198,027

	Morgan Crucible Co. P.L.C.	1,158,902	$1,394,295
	Morgan Sindall P.L.C.	170,838	1,393,829
	Mouchel Group P.L.C.	469,006	1,991,625
	MS International P.L.C.	50,000	149,600
	National Express Group P.L.C.	487,807	1,060,276
	Northgate P.L.C.	285,327	265,704
	OPD Group P.L.C.	102,094	57,711
	PayPoint P.L.C.	87,747	456,542
	PV Crystalox Solar P.L.C.	597,857	726,840
	Qinetiq P.L.C.	2,172,472	4,117,114
*	Regus P.L.C.	3,696,088	3,887,701
*	Renold P.L.C.	270,995	61,827
	Rentokil Initial P.L.C.	1,270,226	808,771
	Ricardo P.L.C.	222,000	631,332
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	399,127	438,499
	ROK P.L.C.	723,316	518,491
	RPS Group P.L.C.	788,615	1,762,514
	Scott Wilson Group P.L.C.	51,118	32,645
	Senior P.L.C.	1,671,692	660,189
	Severfield-Rowen P.L.C.	351,952	749,918
	Shanks Group P.L.C.	985,616	787,033
	SIG P.L.C.	479,728	721,402
	Speedy Hire P.L.C.	178,122	320,978
	Spirax-Sarco Engineering P.L.C.	304,500	3,665,659
	Spring Group P.L.C.	596,238	324,765
	Stagecoach Group P.L.C.	306,965	527,321
	Sthree P.L.C.	269,551	672,024
#	T. Clarke P.L.C.	148,717	266,530
*	Tandem Group P.L.C.	327,365	—
	Tarsus Group P.L.C.	212,372	220,478
	The Weir Group P.L.C.	340,510	2,020,041
	Tomkins P.L.C.	3,177,919	5,513,910
	Travis Perkins P.L.C.	410,292	2,596,544
	Tribal Group P.L.C.	132,810	185,399
	Trifast P.L.C.	359,985	45,510
	Ultra Electronics Holdings P.L.C.	267,145	4,172,334
	Umeco P.L.C.	196,406	331,173
*	Volex Group P.L.C.	241,088	81,359
	Vp P.L.C.	167,463	347,694
	VT Group P.L.C.	677,021	4,586,945
	White Young Green P.L.C.	178,318	19,838
	Wincanton P.L.C.	479,763	1,126,710
	WSP Group P.L.C.	262,651	900,336
	XP Power, Ltd.	73,546	153,995
	Young & Co.'s Brewery P.L.C.	40,000	206,123
	Young & Co.'s Brewery P.L.C. Series A	20,936	135,011
Total Industrials			151,715,280

Information Technology — (10.8%)
	Acal P.L.C.	104,729	141,989
*	Alphameric P.L.C.	127,141	35,101
# *	Alterian P.L.C.	179,139	152,170
	Anite P.L.C.	1,166,924	447,283
	ARM Holdings P.L.C.	4,708,219	6,900,175
	Aveva Group P.L.C.	275,408	2,222,875
	Computacenter P.L.C.	423,790	699,450
# *	CSR P.L.C.	342,508	1,200,414

	Dialight P.L.C.	111,362	$182,851
	Dicom Group P.L.C.	317,667	523,568
#	Dimension Data Holdings P.L.C.	5,615,130	3,272,126
	Diploma P.L.C.	459,990	609,500
	E2V Technologies P.L.C.	247,588	146,611
	Electrocomponents P.L.C.	1,576,293	2,824,941
	Fidessa Group P.L.C.	130,344	1,521,306
*	Full Circle Future, Ltd.	135,600	—
*	Gresham Computing P.L.C.	204,631	99,695
	Halma P.L.C.	1,486,473	3,518,046
*	Imagination Technologies Group P.L.C.	882,944	1,011,535
	Innovation Group P.L.C.	2,537,718	262,659
*	Intec Telecom Systems P.L.C.	1,201,847	593,842
	Kewill P.L.C.	368,863	158,636
	Laird P.L.C.	697,371	979,613
	Logica P.L.C.	2,944,148	2,684,086
	Micro Focus International P.L.C.	452,097	1,956,369
	Misys P.L.C.	1,982,492	3,576,199
	Morse P.L.C.	367,208	71,176
	Oxford Instruments P.L.C.	193,856	304,283
	Phoenix IT Group, Ltd.	197,369	410,388
	Premier Farnell P.L.C.	1,379,926	2,348,559
	Psion P.L.C.	499,513	372,127
	Raymarine P.L.C.	289,080	57,849
	Renishaw P.L.C.	228,282	812,708
	RM P.L.C.	363,499	804,227
*	RMS Communications P.L.C.	15,000	—
	Rotork P.L.C.	352,833	4,308,737
*	Scipher P.L.C.	34,563	558
*	SDL P.L.C.	333,680	1,376,570
	Spectris P.L.C.	499,879	2,882,822
	Spirent Communications P.L.C.	3,176,692	2,253,717
	TT electronics P.L.C.	595,193	170,578
	Vislink P.L.C.	588,460	194,250
*	Wolfson Microelectronics P.L.C.	493,841	747,052
	Xaar P.L.C.	220,887	181,399
	Xchanging P.L.C.	541,322	1,571,827
Total Information Technology			54,589,867

Materials — (3.1%)
	British Polythene Industries P.L.C.	102,332	178,878
	Carclo P.L.C.	214,230	179,536
	Croda International P.L.C.	484,717	3,684,408
	Delta P.L.C.	591,338	920,396
	DS Smith P.L.C.	1,591,931	1,140,933
	Elementis P.L.C.	1,858,096	730,886
	Filtrona P.L.C.	704,266	1,303,812
*	Gem Diamonds, Ltd.	3,895	8,433
	Hill & Smith Holdings P.L.C.	275,101	614,903
	Hochschild Mining P.L.C.	194,546	593,397
*	Inveresk P.L.C.	125,000	1,345
	Marshalls P.L.C.	670,307	949,571
	Mondi P.L.C.	855,031	1,811,587
#	Porvair P.L.C.	158,128	135,958
	RPC Group P.L.C.	404,286	665,227
	Victrex P.L.C.	321,880	2,345,057
	Yule Catto & Co. P.L.C.	527,850	347,970
	Zotefoams P.L.C.	96,852	84,054

Total Materials		$15,696,351

Telecommunication Services — (0.7%)
* Colt Telecom Group SA	1,213,428	1,513,245
Kcom Group P.L.C.	2,504,455	627,565
Telecom Plus P.L.C.	288,118	1,251,285
* Vanco P.L.C.	232,704	—
Total Telecommunication Services		3,392,095

Utilities — (0.2%)
Dee Valley Group P.L.C.	12,109	130,759
Hydro International P.L.C.	27,669	41,689
Northumbrian Water Group P.L.C.	292,357	914,894
Total Utilities		1,087,342

TOTAL COMMON STOCKS		459,792,705

PREFERRED STOCKS — (0.0%)
Consumer Staples — (0.0%)
Rea Holdings P.L.C.	1,969	3,124

RIGHTS/WARRANTS — (0.3%)
* SIG P.L.C. Rights 04/08/09	753,858	324,500
* William Hill P.L.C. Rights 04/07/09	1,297,070	1,191,100
* SFI Holdings, Ltd. Litigation Certificate	26,713	—
* Ultraframe Litigation Notes	319,285	—
TOTAL RIGHTS/WARRANTS		1,515,600

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 04/01/09 (Collateralized by $1,815,000 FNMA 5.50%, 05/01/37, valued at $1,650,220) to be repurchased at $1,633,009	$1,633	1,633,000

	Shares
SECURITIES LENDING COLLATERAL — (8.4%)
§@ DFA Short Term Investment Fund LP	38,572,278	38,572,278

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.26%, 04/01/09 (Collateralized by various corporate obligations, ranging in par value from $615,926 to $49,903,268, rates ranging from 4.500% to 7.000%, maturities ranging from 03/01/21 to 01/01/39, valued at $4,076,757) to be repurchased at $3,996,850	$3,997	3,996,821
TOTAL SECURITIES LENDING COLLATERAL		42,569,099

TOTAL INVESTMENTS - (100.0%)
(Cost $854,568,098)##		$505,513,528

THE CONTINENTAL SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
March 31, 2009
(Unaudited)

		Shares	Value ††
AUSTRIA — (2.7%)
COMMON STOCKS — (2.7%)
	Agrana Beteiligungs AG	16,794	$1,025,096
#	Andritz AG	116,739	3,585,439
*	A-TEC Industries AG	21,828	169,703
	Austria Email AG	715	3,519
# *	Austrian Airlines AG	130,038	631,786
	BKS Bank AG	520	72,887
# *	BWIN Interactive Entertainment AG	79,165	2,199,042
#	BWT AG	27,601	542,325
# *	CA Immobilien Anlagen AG	130,641	627,222
*	Christ Water Technology AG	24,819	27,362
	Constantia Packaging AG	18,095	540,748
*	Conwert Immobilien Invest AG	48,984	308,100
	EVN AG	36,696	528,393
*	Eybl International AG	16,503	23,001
	Flughafen Wien AG	39,948	1,166,935
	Frauenthal Holding AG	12,084	88,123
# *	Intercell AG	104,732	3,225,131
*	Josef Manner & Co. AG	870	54,327
	Lenzing AG	4,961	942,142
#	Mayr-Melnhof Karton AG	33,664	2,368,740
	Oberbank AG	35,740	2,064,582
	Oesterreichische Post AG	98,332	2,922,366
#	Palfinger AG	45,976	511,997
# *	RHI AG	93,231	1,288,203
	Rosenbauer International AG	11,816	370,164
*	S&T System Integration & Technology Distribution AG	6,404	70,801
#	Schoeller-Bleckmann Oilfield Equipment AG	32,197	927,357
*	Sparkassen Immobilien AG	58,185	181,310
	UBM Realitaetenentwicklung AG	1,440	49,743
	Uniqa Versicherungen AG	157,096	3,334,542
*	Warimpex Finanz und Beteiligungs AG	3,832	6,506
	Wolford AG	11,165	117,975
	Zumtobel AG	76,175	550,581

TOTAL — AUSTRIA			30,526,148

BELGIUM — (3.4%)
COMMON STOCKS — (3.4%)
*	Abfin SA	2,560	—
	Ackermans & van Haaren NV	81,854	3,931,347
*	Agfa Gevaert NV	368,855	621,427
#	Banque Nationale de Belgique	952	2,781,115
	Barco NV	53,143	758,177
	Bekaert SA	56,746	3,832,421
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	194,043
*	Compagnie du Bois Sauvage SA	87	22
	Compagnie d'Entreprises CFE	40,394	971,485

	Compagnie Immobiliere de Belgique SA	10,535	$157,848
	Compagnie Maritime Belge SA	61,365	1,343,811
#	Deceuninck NV	61,853	163,092
*	Devgen	219	1,062
	D'Ieteren SA NV	12,852	1,835,479
	Duvel Moorgat SA	8,904	408,035
	Econocom Group SA	65,485	457,880
	Elia System Operator SA NV	112,393	3,693,700
	Euronav SA	86,793	1,279,086
	EVS Broadcast Equipment SA	13,059	428,138
	Exmar NV	76,531	708,927
	Floridienne SA	2,033	242,772
#	Henex	7,487	298,426
	Image Recognition Integrated Systems (I.R.I.S.)	6,284	322,227
*	International Brachtherapy SA	35,773	118,089
	Ion Beam Application	67,020	441,464
	Jensen-Group NV	12,030	77,131
	Kinepolis	4,534	103,837
	Lotus Bakeries SA	1,361	452,968
#	Melexis NV	88,696	412,648
	Omega Pharma SA	83,442	1,835,234
	Picanol	16,620	77,218
# *	Realdolmen	606,720	120,719
	Recticel SA	52,387	154,660
*	Resilux	4,095	163,025
	Rosier SA	655	247,999
	Roularta Media Group NV	3,344	46,668
	SAPEC SA (4775951)	3,531	262,356
*	SAPEC SA (5389544)	75	298
	Sioen Industries NV	52,140	206,528
*	Sipef NV	24,100	792,173
*	Spector Photo Group SA	11,235	7,618
*	Systemat-Datarelay SA	26,232	132,355
# *	Telenet Group Holding NV	148,890	2,518,369
	Ter Beke NV	2,281	103,222
	Tessenderlo Chemie NV	90,268	2,746,902
	Umicore	129,634	2,395,691
	Unibra SA	1,600	300,764
	Van De Velde NV	27,632	846,713
	VPK Packaging Group SA	13,057	312,024
TOTAL COMMON STOCKS			39,307,193

RIGHTS/WARRANTS — (0.0%)
*	Realdolmen STRIP VVPR	606,720	3,224
*	Zenitel SRIP VVPR	8,654	11
TOTAL RIGHTS/WARRANTS			3,235

TOTAL — BELGIUM			39,310,428

DENMARK — (1.5%)
COMMON STOCKS — (1.5%)
*	Aarhus Lokalbank A.S.	8,030	74,312
*	Aktieselskabet Roskilde Bank A.S.	32,685	2,040
*	Aktieselskabet Skjern Bank A.S.	3,276	66,999
#	Alk-Abello A.S.	10,029	524,345
*	Alm. Brand A.S.	27,560	294,257
#	Amagerbanken A.S.	32,395	149,293

	Ambu A.S.	22,100	$322,218
	Arkil Holdings A.S. Series B	780	86,167
	Auriga Industries A.S. Series B	46,057	796,750
#	Bang & Olufsen Holding A.S. Series B	30,487	386,087
# *	Bavarian Nordic A.S.	17,176	351,964
#	BoConcept Holding A.S.	5,650	53,447
*	Brodrene Hartmann A.S. Series B	11,730	144,317
*	Brondbyernes IF Fodbold A.S. Series B	15,450	85,087
	Dalhoff, Larson & Horneman A.S. Series B	32,000	78,919
	Dantherm Holding A.S.	13,100	58,521
	DFDS A.S.	11,236	566,053
*	DiBa Bank A.S.	2,300	21,472
*	Djursland Bank A.S.	8,970	232,526
#	East Asiatic Co., Ltd. A.S.	52,687	1,491,082
	F.E. Bording A.S.	600	75,985
*	Fionia Bank A.S.	17,880	102,056
	Fluegger A.S. Series B	4,198	148,267
# *	GN Great Nordic A.S.	135,907	364,228
*	GPV Industi A.S.	2,200	8,535
# *	Greentech Energy Systems A.S.	23,655	45,273
	Gronlandsbanken	768	40,461
	H&H International A.S. Series B	1,920	77,523
#	Harboes Bryggeri A.S.	10,250	181,145
	Hojgaard Holding A.S. Series B	2,750	55,435
#	IC Companys A.S.	33,305	384,684
*	Incentive A.S.	3,575	11,797
# *	Jeudan A.S.	2,516	196,363
*	Lan & Spar Bank A.S.	5,150	283,029
*	Lastas A.S. Series B	11,200	47,002
*	Lollands Bank A.S.	750	22,139
*	Maconomy Corp. A.S.	7,833	6,158
	Mols-Linien A.S.	27,490	265,690
# *	NeuroSearch A.S.	42,054	522,392
#	NKT Holding A.S.	37,422	650,739
*	Nordjyske Bank A.S.	17,600	310,813
*	Norresundby Bank A.S.	7,350	167,410
*	Ostjydsk Bank A.S.	2,554	142,148
# *	Parken Sport & Entertainment A.S.	8,234	675,067
	Per Aarsleff A.S. Series B	5,975	442,834
# *	Ringkjoebing Landbobank Aktieselskab	14,890	858,371
	Roblon A.S. Series B	540	45,790
	Royal Unibrew A.S.	12,465	80,536
*	RTX Telecom A.S.	303	377
*	Salling Bank A.S.	910	59,920
	Sanistal A.S. Series B	4,436	68,799
	Satair A.S.	8,525	152,029
	Schouw & Co. A.S.	70,768	808,224
# *	SimCorp A.S.	16,263	1,742,973
	Sjaelso Gruppen A.S.	21,980	39,340
	SKAKO Industries A.S.	5,130	64,093
*	Solar Holdings A.S. Series B	3,266	98,848
*	Sondagsavisen A.S.	36,665	91,451
	Spar Nord Bank A.S.	115,369	865,257
*	Sparbank	10,930	152,964
*	Sparekassen Faaborg A.S.	1,972	283,480
	Thrane & Thrane A.S.	9,883	220,296
	Tivoli A.S.	969	516,837

*	TK Development A.S.	91,681	$273,974
*	Vestfyns Bank A.S.	680	58,207
*	Vestjysk Bank A.S.	24,162	228,306

TOTAL — DENMARK			17,723,101

FINLAND — (6.0%)
COMMON STOCKS — (6.0%)
#	Ahlstrom Oyj	4,420	36,428
#	Alandsbanken AB Series B	17,663	445,015
*	Aldata Solutions Oyj	194,535	98,179
#	Alma Media Oyj	278,483	1,934,354
*	Amanda Capital Oyj	67,120	151,614
#	Amer Sports Oyj Series A	307,264	2,035,720
#	Aspo Oyj	68,141	456,860
*	Atria P.L.C.	2,584	22,441
	BasWare Oyj	34,550	344,259
*	Biotie Therapies Corp.	265,590	130,363
	Cargotec Oyj Series B	109,737	1,019,030
	Componenta Oyj	34,400	173,621
	Comptel P.L.C.	324,863	263,203
#	Cramo Oyj	104,189	699,447
	Digia P.L.C.	55,020	109,551
	Efore Oyj	114,965	108,427
#	Elisa Oyj	276,614	4,032,070
#	Etteplan Oyj	62,600	247,835
# *	Finnair Oyj	186,376	909,705
#	Finnlines Oyj	107,063	717,808
	Fiskars Oyj Abp Series A	181,663	1,604,941
#	F-Secure Oyj	447,078	1,216,852
*	GeoSentric Oyj	244,900	9,747
#	Glaston Oyj Abp	131,940	166,204
	HKScan Oyj Series A	72,398	356,019
	Huhtamaki Oyj	338,637	2,298,904
	Ilkka-Yhtyma Oyj	34,432	321,228
	KCI Konecranes Oyj	243,819	4,072,932
# *	Kemira Oyj	248,868	1,597,568
#	Kesko Oyj	138,078	2,864,582
	Laennen Tehtaat Oyj	18,920	325,368
	Lassila & Tikanoja Oyj	117,954	1,473,408
	Lemminkainen Oyj	13,072	274,199
*	M-Real Oyj Series B	3,798,185	1,410,412
	Neomarkka Oyj	16,652	113,254
#	Nokian Renkaat Oyj	325,926	3,820,257
	Nordic Aluminium Oyj	10,440	152,369
	Okmetic Oyj	54,904	145,729
	Olvi Oyj Series A	31,354	549,702
*	Oriola-KD Oyj Class A	26,000	59,421
*	Oriola-KD Oyj Class B	85,493	193,218
	Orion Oyj Series A	96,540	1,394,753
	Orion Oyj Series B	253,721	3,671,603
	Outokumpu Oyj Series A	158,330	1,713,052
	Outotec Oyj	36,018	617,516
#	PKC Group Oyj	48,390	173,584
#	Pohjola Bank P.L.C.	236,967	1,393,116
	Ponsse Oyj	22,814	101,084
	Poyry Oyj	180,742	2,343,068

#	Raisio P.L.C.	462,617	$915,050
	Ramirent Oyj	299,709	954,796
	Rapala VMC Oyj	113,258	593,465
	Rautaruukki Oyj Series K	64,448	1,031,216
	Raute Oyj Series A	10,390	97,447
*	Ruukki Group Oyj	303,857	645,160
	Sanoma Oyj	162,312	2,072,015
#	Scanfil Oyj	123,479	321,410
*	Sponda Oyj	159,511	438,201
	Stockmann Oyj Abp Series A	43,914	699,230
	Stockmann Oyj Abp Series B	99,920	1,377,093
#	Talentum Oyj	129,629	284,049
	Teleste Oyj	53,559	225,973
#	TietoEnator Oyj	277,638	2,876,983
	Trainers' House P.L.C.	107,200	82,444
#	Tulikivi Oyj	79,440	73,872
	Turkistuottajat Oyj	8,490	70,915
	Uponor Oyj Series A	206,241	1,928,832
*	Vacon Oyj	43,052	1,029,592
#	Vaisala Oyj Series A	39,132	1,101,627
	Viking Line AB	10,400	430,578
	Wartsila Corp. Oyj Series B	77,401	1,632,354
	YIT Oyj	120,526	807,480
TOTAL COMMON STOCKS			68,059,802

RIGHTS/WARRANTS — (0.0%)
*	Pohjola Bank P.L.C. Rights 04/24/09	236,967	322,045

TOTAL — FINLAND			68,381,847

FRANCE — (12.1%)
COMMON STOCKS — (12.1%)
	Akka Technologies SA	6,050	71,402
	Ales Groupe SA	32,639	342,952
*	Alten	60,626	879,855
*	Altran Technologies SA	343,804	1,031,953
	April Group SA	70,844	1,932,737
	Arkema	199,362	3,146,876
	Assystem	52,519	369,738
	Atos Origin SA	143,571	3,683,349
	Aubay	28,405	83,573
#	Audika SA	21,857	421,310
# *	Axorys SA	11,700	11,192
*	Baccarat SA	1,090	180,298
	Banque Tarneaud SA	1,430	146,143
#	Beneteau SA	176,815	1,438,249
*	Bigben Interactive	7,762	54,635
	bioMerieux	10,416	812,965
	Boiron SA	25,156	674,821
	Boizel Chanoine Champagne SA	6,122	231,312
	Bonduelle SCA	12,784	885,274
	Bongrain SA	14,661	701,179
#	Bourbon SA	147,476	4,812,747
# *	Bull SA	289,386	679,722
	Burelle SA	3,914	124,696
*	Cafom SA	5,092	22,340

	Canal Plus SA	272,646	$1,702,067
	Carbone Lorraine SA	54,832	1,265,214
#	CBo Territoria	28,320	78,167
	Cegedim SA	11,176	460,009
*	Cesar SA	14,219	7,741
# *	Club Mediterranee SA	45,228	543,396
# *	Compagnie Generale de Geophysique-Veritas SA	106,475	1,232,598
	Compagnie Industrielle et Financiere D'Entreprises	1,200	55,020
	Compagnie International Andre Trigano SA	983	79,489
	CS Communication & Systemes	7,938	69,061
	Damartex SA	21,236	337,984
#	Delachaux SA	27,616	1,454,234
#	Derichebourg	562,064	1,231,057
*	Dollfus Mieg & Cie SA	54,239	83,592
*	Dynaction SA	14,655	110,366
	EDF Energies Nouvelles SA	27,785	1,046,539
	Electricite de Strasbourg	22,706	2,669,020
	Esso Ste Anonyme Francaise	8,945	782,164
	Establissements Maurel et Prom	296,036	4,006,037
	Euler Hermes SA	31,770	1,048,750
*	Euro Disney SCA (4320878)	89	14
# *	Euro Disney SCA (B29QD14)	48,370	195,252
	Exel Industries SA	10,841	286,359
	Explosifs et de Produits Chimiques	524	133,648
#	Fimalac SA	29,963	1,019,958
	Finuchem SA	18,510	103,215
	Fleury Michon SA	4,694	161,419
	Francois Freres (Tonnellerie) SA	3,839	111,891
	Gascogne SA	6,907	219,365
	Gaumont SA	14,184	809,849
# *	GECI International	63,334	163,715
*	Gemalto NV	161,967	4,623,136
	Gevelot SA	3,584	61,858
	GFI Informatique SA	122,870	370,291
*	Gifi	7,360	312,833
	Ginger (Groupe Ingenierie Europe)	10,523	134,280
	GL Events	7,882	125,524
	GPE Groupe Pizzorno	5,200	102,916
	Grands Moulins de Strasbourg	110	56,997
*	Groupe Ares	21,994	33,020
	Groupe Crit	24,673	239,090
# *	Groupe Eurotunnel SA	170,564	905,505
#	Groupe Flo SA	22,019	62,845
*	Groupe Go Sport SA	2,740	36,182
	Groupe Guillin SA	1,200	53,770
#	Groupe Open	27,590	172,102
#	Groupe Steria SCA	65,651	926,428
	Guerbet SA	5,824	851,814
	Guyenne et Gascogne SA	25,246	1,878,778
#	Haulotte Group SA	55,825	234,983
#	Havas SA	1,165,955	3,003,543
	Idsud	2,227	92,923
	Imerys SA	21,540	791,459
	Ingenico SA	101,520	1,684,532
	Ipsen SA	11,795	454,123
	Ipsos SA	83,610	1,843,890
	Kaufman et Broad SA	2,387	21,226

	Korian	5,455	$117,917
	Laurent-Perrier	11,820	596,602
# *	Lectra	83,499	218,457
	Lisi SA	16,055	498,838
# *	LVL Medical Groupe SA	24,346	319,679
	M6 Metropole Television	148,116	2,416,990
#	Manitou BF SA	46,880	302,803
#	Manutan International SA	13,517	465,525
	MGI Coutier SA	2,753	16,459
	Mr. Bricolage SA	23,846	361,406
#	Naturex	8,691	253,733
	Neopost SA	61,086	4,737,272
	Nexans SA	92,377	3,502,872
	Nexity	18,755	400,528
	Norbert Dentressangle	12,330	374,135
*	Oeneo	102,487	114,427
# *	Orpea	97,899	3,871,011
*	Osiatis	1,400	2,975
#	PagesJaunes SA	108,072	913,592
	Paris Orleans et Cie SA	2,660	57,562
	Pierre & Vacances	15,567	804,256
	Plastic Omnium SA	29,952	244,150
	Plastivaloire SA	4,552	71,283
	PSB Industries SA	8,438	145,661
	Radiall SA	5,231	250,671
	Rallye SA	77,113	1,386,782
*	Recylex SA	35,449	136,772
	Remy Cointreau SA	74,447	1,765,046
#	Rexel SA	168,777	980,170
	Rhodia SA	224,856	826,356
	Robertet SA	3,167	260,713
	Rougier SA	6,120	170,712
	Rubis SA	30,230	1,752,602
# *	S.T. Dupont SA	39,440	7,851
	Sabeton SA	13,500	205,959
	Saft Groupe SA	41,284	1,112,105
	SAMSE SA	8,545	584,157
	SCOR SE	123,181	2,531,326
	SEB SA	88,673	2,400,619
	Sechilienne SA	54,906	1,739,355
	Securidev SA	2,500	55,099
*	Seloger.com	2,853	55,322
	Signaux Girod SA	894	57,952
	Societe BIC SA	84,787	4,166,095
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	46,150	2,822,181
	Societe Pour l'Informatique Industrielle SA	40,908	205,323
	Societe Television Francaise 1	171,170	1,341,413
*	Soitec SA	107,280	448,943
*	Solving International SA	2,012	4,357
	Somfy SA	21,848	2,806,668
	Sopra Group SA	22,982	764,225
	Sperian Protection	18,519	563,950
#	Stallergenes SA	32,698	1,681,235
	STEF-TFE	28,838	997,993
#	Sucriere de Pithiviers Le Vieil	1,773	1,232,664
	Synergie SA	32,941	453,252
	Teleperformance SA	158,000	4,346,261

	Tessi SA	5,050	$169,156
# *	Theolia SA	86,282	243,896
*	Thomson	1,013,751	921,689
*	UbiSoft Entertainment SA	196,028	3,578,674
	Union Financiere de France Banque SA	15,895	453,627
	Valeo SA	232,962	3,405,917
	Viel et Compagnie	158,130	495,542
	Vilmorin et Cie SA	18,821	1,745,495
	Virbac SA	16,251	1,149,600
	VM Materiaux SA	6,914	284,862
	Vranken Pommery Monopole	9,594	236,338
	Wendel	12,564	331,854
#	Zodiac Aerospace	105,911	2,683,617
*	Zueblin Immobiliere France SA	1,285	6,644
TOTAL COMMON STOCKS			137,909,729

RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	42
*	Cybergun Warrants Series A 07/15/09	1,136	15
*	Cybergun Warrants Series B 07/15/10	1,136	41
*	Groupe Focal SA Warrants 02/21/10	466	—
*	Infogrames Entertainment SA Warrants 12/31/09	77,833	1,448
TOTAL RIGHTS/WARRANTS			1,546

TOTAL — FRANCE			137,911,275

GERMANY — (13.5%)
COMMON STOCKS — (13.5%)
	A.S. Creation Tapeton AG	6,853	133,745
*	AAP Implantate AG	47,250	64,984
#	Aareal Bank AG	678,405	5,513,879
*	Abwicklungsellschaft Roesch AG	7,300	373
	ADCapital AG	33,040	219,045
*	Adlink Internet Media AG	69,691	282,918
	Agrob AG	5,800	57,747
#	Aixtron AG	259,027	1,339,344
	Amadeus Fire AG	16,192	200,967
	Andreae-Noris Zahn AG	26,412	647,820
# *	Arcandor AG	241,547	536,500
*	Augusta Technologie AG	26,396	284,837
	Baader Bank AG	138,248	331,749
#	Bauer AG	4,607	134,005
	Bechtle AG	39,024	619,995
	Bertrandt AG	22,607	399,164
*	Beta Systems Software AG	8,550	22,728
	Bilfinger Berger AG	130,384	4,939,625
*	Biolitec AG	26,843	111,627
	Biotest AG	21,560	838,496
*	BKN International AG	35,508	18,887
	BMP AG	45,099	37,230
# *	Borussia Dortmund GmbH & Co. KGaA	208,512	240,580
# *	Business Media China AG	15,212	24,302
# *	Carl Zeiss Meditec AG	36,394	495,485
# *	CENTROTEC Sustainable AG	41,054	414,851
#	Cewe Color Holding AG	13,917	286,875
	Comdirect Bank AG	131,903	953,434
*	CropEnergies AG	6,700	23,044

	CTS Eventim AG	51,845	$1,500,664
#	Curanum AG	83,165	306,320
*	D. Logistics AG	113,203	162,122
	DAB Bank AG	130,043	363,759
	Data Modul AG	10,414	103,665
	Demag Cranes AG	14,647	260,093
	Deutsche Euroshop AG	87,386	2,524,989
#	Deutz AG	249,610	746,587
	Dierig Holding AG	10,500	104,770
#	Douglas Holding AG	100,341	3,959,017
	Dr. Hoenle AG	14,858	78,640
	Drillisch AG	92,184	136,358
	Duerr AG	37,719	488,766
	DVB Bank SE	173,470	5,865,101
	Elexis AG	32,938	313,572
*	Elmos Semiconductor AG	34,592	83,549
#	ElreingKlinger AG	18,000	184,562
# *	EM. Sports Media AG	155,529	494,943
	Erlus AG	297	76,937
	Euwax AG	17,978	1,098,109
*	Evotec AG	1,304,659	1,325,788
	Fielmann AG	56,670	3,452,146
*	Freenet AG	225,238	1,392,263
#	Fuchs Petrolub AG	29,856	1,198,391
	GBW AG	28,417	336,019
	GEA Group AG	47,171	501,489
*	Gerresheimer AG	21,880	402,131
	Gerry Weber International AG	42,943	882,247
	Gesco AG	9,182	397,866
#	GFK SE	75,456	1,735,903
*	GFT Technologies AG	66,050	135,750
	Gildemeister AG	43,990	342,930
	Grammer AG	5,985	25,714
	Grenkeleasing AG	31,484	874,797
	Hamborner AG	63,000	527,998
*	Hansa Group AG	146,815	181,420
#	Hawesko Holding AG	19,463	428,262
*	IDS Scheer AG	10,372	94,454
*	IKB Deutsche Industriebank AG	21,843	20,485
	Indus Holding AG	40,147	465,394
	Innovation in Traffic Systems AG	23,949	196,893
*	Integralis AG	28,950	110,851
	INTERSEROH SE	22,142	817,303
# *	Intershop Communications AG	58,426	111,942
#	Isra Vision Systems AG	10,917	86,542
#	IVG Immobilien AG	530,609	3,236,791
*	Jenoptik AG	153,250	726,117
*	Kampa AG	35,505	14,148
#	Kizoo AG	33,967	176,115
	Kontron AG	176,510	1,700,720
	Krones AG	72,622	2,317,790
	KSB AG	4,390	1,547,324
#	Kuka AG	83,226	1,128,697
	KWS Saat AG	18,319	2,340,913
	Lanxess AG	218,704	3,699,225
*	Leifheit AG	12,500	114,083
#	Leoni AG	112,502	1,019,856

	Loewe AG	25,187	$261,033
*	Manz Automation AG	553	22,714
*	Marbert AG	1,360	10,453
#	MasterFlex AG	10,531	81,513
# *	Maxdata Computer AG	94,120	9,629
*	Mediclin AG	119,554	424,059
# *	Medigene AG	87,499	434,229
#	Medion AG	81,672	618,612
	Mensch und Maschine Software AG	27,532	120,630
#	MLP AG	213,752	2,209,254
*	Mologen AG	22,062	175,560
# *	Morphosys AG	57,456	974,894
	MTU Aero Engines Holding AG	163,223	3,781,918
	Muehlabauer Holdings AG & Co. KGaA	14,905	324,462
	MVV Energie AG	114,815	4,915,412
#	Nemetschek AG	23,340	162,946
*	Nexus AG	33,813	98,863
	Norddeutsche Affinerie AG	150,696	3,821,322
# *	Nordex AG	104,915	1,366,244
*	november AG	32,224	21,906
#	OHB Technology AG	37,069	355,041
	Oldenburgische Landesbank AG	4,234	259,573
	P&I Personal & Informatik AG	17,889	261,340
	Pfeiffer Vacuum Technology AG	30,723	1,842,176
#	Pfleiderer AG	166,950	588,880
# *	Plambeck Neue Energien AG	148,115	437,634
*	Plasmaselect AG	324,899	171,297
#	Progress-Werk Oberkirch AG	6,250	126,256
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	40,859	227,952
	Puma AG Rudolf Dassler Sport	2,479	376,055
*	PVA TePla AG	51,882	227,805
# *	QIAGEN NV	327,193	5,310,623
*	QSC AG	287,340	349,139
	R. Stahl AG	14,410	243,548
#	Rational AG	14,646	1,171,221
	REALTECH AG	13,541	98,725
	Renk AG	18,838	1,013,584
# *	REpower Systems AG	5,723	638,203
	Rheinmetall AG	107,359	3,640,898
	Rhoen-Klinikum AG	284,706	5,412,280
	Ruecker AG	21,675	160,020
	Sartorius AG	31,248	662,646
*	Sektkellerei Schloss Wachenheim AG	15,120	78,091
*	SER Systems AG	9,400	212
# *	SGL Carbon SE	217,830	5,268,394
*	Sinner AG	2,660	62,840
	Sixt AG	37,202	504,270
	SM Wirtschaftsberatungs AG	18,841	123,785
	Software AG	70,053	4,985,891
# *	Solar Millennium AG	34,471	475,390
# *	Solarworld AG	46,442	969,109
# *	Solon SE	18,438	242,054
	Stada Arzneimittel AG	173,213	2,860,451
	STINAG Stuttgarter Invest AG	35,003	770,306
*	Stoehr & Co. AG	11,000	39,704
	Stratec Biomedical Systems AG	26,506	382,430
	Sued-Chemie AG	28,301	2,820,877

	Suedzucker AG	70,259	$1,353,474
# *	Suess Microtec AG	59,969	106,436
	Symrise AG	164,574	1,951,258
	Syzygy AG	30,656	114,412
	Takkt AG	126,507	1,087,380
*	TDS Informationstechnologie AG	89,063	441,552
	Telegate AG	20,500	202,102
*	Tognum AG	59,987	520,317
# *	Tomorrow Focus AG	101,081	309,182
	TUI AG	75,035	403,103
	Umweltbank AG	17,805	314,836
	United Internet AG	27,992	236,388
	VBH Holding AG	9,415	38,332
# *	Versatel AG	12,209	92,700
	Vossloh AG	35,932	3,785,951
*	Wanderer-Werke AG	7,903	16,626
	Wincor Nixdorf AG	112,151	5,097,236
# *	Wirecard AG	255,878	1,699,956
	Wuerttembergische Lebensversicherung AG	27,308	612,785
	Wuerttembergische Metallwarenfabrik AG	29,451	761,990

TOTAL — GERMANY			154,233,885

GREECE — (3.2%)
COMMON STOCKS — (3.2%)
	Agricultural Bank of Greece S.A.	356,481	527,105
*	Agricultural Insurance S.A.	1,399	1,987
	Alapis Holdings Industrial & Commercial S.A.	2,093,884	1,475,594
*	Alfa Alfa Energy S.A.	3,810	7,036
	Alfa-Beta Vassilopoulos S.A.	20,879	648,671
*	Altec S.A. Information & Communication Systems	80,278	14,970
	Alumil Milonas Aluminum Industry S.A.	52,886	66,992
*	Alysida S.A.	2,376	6,285
	Anek Lines S.A.	620,975	528,480
	Aspis Bank S.A.	228,007	212,305
*	Astir Palace Hotels S.A.	93,886	462,736
	Athens Medical Center S.A.	150,874	239,743
*	Atlantic Supermarkets S.A.	35,080	68,305
	Attica Bank S.A.	202,452	646,503
	Atti-Kat S.A.	56,554	20,326
	Autohellas S.A.	83,520	137,497
*	Babis Vovos International Construction S.A.	59,807	167,270
*	Balafas S.A.	15,200	3,837
*	Balkan Real Estate S.A.	41,970	83,118
	Bank of Greece	73,229	4,086,499
	Benrubi S.A.	20,823	91,523
	Centric Multimedia S.A.	51,942	84,440
*	Daios Plastics S.A.	16,350	109,895
	Diagnostic & Therapeutic Center of Athens "Hygeia" S.A.	177,709	405,686
*	Dynamic Life S.A.	16,440	—
	Elastron S.A.	247,021	171,310
*	Elbisco Holding S.A.	28,098	32,851
	Elektrak S.A.	36,580	103,432
	Elektroniki Athinon S.A.	34,490	98,161
*	Elephant S.A.	26,310	—
	Ellaktor S.A.	508,053	2,557,789
*	Emporiki Bank of Greece S.A.	5,563	34,500

	Etma Rayon S.A.	11,242	$21,060
	Euro Reliance General Insurance Co. S.A.	55,110	39,060
	Euromedica S.A.	67,698	447,149
	EYDAP Athens Water Supply & Sewage Co. S.A.	63,535	503,754
	F.G. Europe S.A.	4,536	7,779
	Fourlis Holdings S.A.	128,489	1,178,530
	Frigoglass S.A.	85,507	343,056
	GEK Terna Holding Real Estate Construction S.A.	267,249	1,334,040
	Halkor S.A.	226,556	250,315
	Hellenic Cables S.A.	65,236	109,068
	Hellenic Duty Free Shops S.A.	98,334	551,022
	Hellenic Exchanges S.A.	133,376	958,212
	Hellenic Petroleum S.A.	185,672	1,773,720
*	Hellenic Sugar Industry S.A.	78,005	114,519
	Heracles General Cement Co. S.A.	77,436	517,038
	Iaso S.A.	206,042	1,099,263
	Inform P. Lykos S.A.	35,570	73,152
*	Informatics S.A.	3,778	1,556
	Intracom Technical & Steel Constructions S.A.	345,350	220,978
*	Ionian Hotel Enterprises S.A.	16,914	354,788
*	Ipirotiki Software & Publications S.A.	22,110	56,988
	Karelia Tobacco Co., Inc. S.A.	5,810	414,397
	Kathimerini Publishing S.A.	47,170	300,737
*	Katselis Sons S.A. Bread Industry	41,545	25,984
	Lambrakis Press S.A.	115,149	263,576
*	Lan-Net S.A.	12,688	20,229
*	Lavipharm S.A.	96,324	97,788
	Loulis Mills S.A.	41,702	86,446
*	Marfin Financial Group S.A.	60,903	220,690
*	Maritime Company of Lesvos S.A.	299,836	191,214
	Metka S.A.	97,586	824,816
	Michaniki S.A.	165,545	273,389
	Motodynamic S.A.	2,182	5,126
	Motor Oil (Hellas) Corinth Refineries S.A.	129,895	1,352,428
	Mytilineos Holdings S.A.	308,027	1,515,017
*	Neorion New S.A. Holdings	24,145	18,307
*	Pegasus Publishing S.A.	95,510	311,571
*	Petzetakis S.A.	22,098	4,952
	Piraeus Port Authority S.A.	17,752	259,301
*	Promota Hellas S.A.	8,860	2,707
	Real Estate Development & Services S.A.	94,497	217,322
	S&B Industrial Minerals S.A.	54,669	364,190
	Sanyo Hellas S.A.	23,637	7,290
	Sarantis S.A.	74,884	260,826
*	Selected Textile Industry Assoc. S.A.	87,690	36,332
	Sfakianakis S.A.	91,320	115,851
*	Shelman Hellenic-Swiss Wood S.A.	155,548	33,089
*	Singularlogic S.A.	100,470	212,465
*	Spyroy Agricultural Products S.A.	61,348	47,193
	Teletypos S.A. Mega Channel	77,669	516,784
*	Themeliodomi S.A.	37,422	18,396
	Thessaloniki Port Authority S.A.	6,936	94,248
	Thrace Plastics Co. S.A.	109,280	84,396
	Titan Cement Co. S.A.	85,881	1,831,522
	TT Hellenic Postbank S.A.	322,690	1,629,937
*	Varvaressos S.A. European Spinning Mills	36,350	8,693
	Viohalco S.A.	406,612	1,788,290

TOTAL — GREECE			36,505,392

IRELAND — (2.1%)
COMMON STOCKS — (2.1%)
	Abbey P.L.C.	84,370	$375,243
*	Aer Lingus Group P.L.C.	380,166	295,477
*	Aminex P.L.C.	440,966	41,537
*	BlackRock International Land P.L.C.	897,420	38,200
	C&C Group P.L.C. (B010DT8)	394,207	680,129
	C&C Group P.L.C. (B011Y09)	314,172	540,703
	DCC P.L.C.	308,989	4,677,328
	Donegal Creameries P.L.C.	26,085	53,707
*	Dragon Oil P.L.C.	1,347,570	3,624,175
	FBD Holdings P.L.C.	125,728	1,001,437
	Fyffes P.L.C.	1,020,533	278,743
	Glanbia P.L.C. (0066950)	700,613	1,925,411
	Glanbia P.L.C. (4058629)	2,463	6,769
	Grafton Group P.L.C.	107,557	242,778
	Greencore Group P.L.C.	601,145	550,779
	IFG Group P.L.C.	205,432	122,371
	Independent News & Media P.L.C.	1,021,294	148,899
*	Irish Continental Group P.L.C.	91,000	1,694,673
	Irish Life & Permanent P.L.C.	51,604	75,551
*	Kenmare Resources P.L.C.	2,265,253	264,096
	Kingspan Group P.L.C.	351,640	1,283,735
*	Lantor	34,575	—
*	McInerney Holdings P.L.C. (B1W38B0)	657,135	74,133
*	McInerney Holdings P.L.C. (B1XGF06)	40,000	4,519
	Paddy Power P.L.C.	180,573	2,908,408
*	Providence Resources P.L.C.	6,258,198	239,255
	Smurfit Kappa Group P.L.C.	273,766	500,253
	Total Produce P.L.C.	871,395	293,759
	United Drug P.L.C.	790,348	1,567,392
*	Waterford Wedgwood P.L.C.	7,869,750	9,410

TOTAL — IRELAND			23,518,870

ITALY — (8.0%)
COMMON STOCKS — (8.0%)
*	A.S. Roma SpA	293,436	227,194
	ACEA SpA	177,488	2,119,669
	Acegas-APS SpA	110,973	634,053
	Actelios SpA	15,845	66,459
*	Aedes SpA	1,134,026	755,856
	Aeroporto de Firenze SpA	17,399	333,434
	Amplifon SpA	49,920	86,758
*	Ansaldo STS SpA	50,735	805,565
	Astaldi SpA	216,415	890,934
#	Autogrill SpA	231,260	1,332,184
	Azimut Holding SpA	424,469	2,265,788
#	Banca Finnat Euramerica SpA	685,945	443,756
	Banca Generali SpA	21,809	67,673
	Banca Ifis SpA	52,946	460,374
	Banca Intermobiliare SpA	26,648	86,795
# *	Banca Italease SpA	243,660	476,215
	Banca Piccolo Credito Valtellinese Scarl SpA	478,970	3,880,060
	Banca Popolare di Milano Scarl	1,012,836	5,037,740

	Banca Profilo SpA	253,156	$156,122
#	Banco di Desio e della Brianza SpA	232,296	1,355,450
	Beghelli SpA	427,981	355,014
	Benetton Group SpA	209,290	1,362,722
	Beni Stabili SpA	1,309,500	721,076
	Biesse SpA	54,004	264,929
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	397,192
#	Brembo SpA	141,075	554,553
#	Bulgari SpA	395,239	1,737,932
	Buzzi Unicem SpA	175,555	1,969,008
	C.I.R. SpA - Compagnie Industriali Riunite	1,432,967	1,480,322
	Caltagirone SpA	248,460	829,913
	Cam Finanziaria SpA	36,527	9,904
	Carraro SpA	113,633	368,421
	Cembre SpA	40,330	153,184
	Cementir SpA	254,820	707,315
*	Ciccolella SpA	30,000	30,611
#	Class Editore SpA	165,655	138,354
	Credito Artigiano SpA	361,183	966,682
	Credito Bergamasco SpA	133,144	4,875,805
	Credito Emiliano SpA	228,115	938,101
	CSP International Fashion Group SpA	52,952	49,184
	Danieli & Co. SpA	54,740	473,270
	Davide Campari - Milano SpA	457,009	2,900,185
	De Longhi SpA	305,654	569,337
*	DiaSorin SpA	30,626	684,980
*	Digital Multimedia Technologies SpA	24,275	158,822
*	EEMS Italia SpA	4,797	6,610
#	Emak SpA	57,399	259,041
# *	ERG Renew SpA	95,849	106,119
	ERG SpA	189,613	2,359,594
*	ErgyCapital SpA	4,794	2,275
	Esprinet SpA	58,242	349,393
# *	Eurotech SpA	49,871	155,482
*	Fastweb SpA	35,779	727,986
# *	Fiera Milano SpA	37,863	209,062
	Fondiaria - Sai SpA	73,006	853,300
	Gefran SpA	31,849	87,810
*	Gemina SpA	1,186,766	461,425
	Geox SpA	149,354	931,963
	Gewiss SpA	232,707	773,640
	Granitifiandre SpA	79,737	222,695
	Gruppo Ceramiche Ricchetti SpA	127,131	160,201
*	Gruppo Coin SpA	77,286	155,723
	Gruppo Editoriale L'Espresso SpA	639,121	693,780
	Hera SpA	1,460,251	2,401,672
	I Grandi Viaggi SpA	98,547	120,232
	Immsi SpA	696,806	489,395
*	Impregilo SpA	1,180,326	3,110,626
	Indesit Co. SpA	177,464	434,695
	Industria Macchine Automatique SpA	58,626	943,866
	Industria Romagnola Conduttori Elettrici SpA	43,452	86,008
	Intek SpA	661,259	288,126
	Interpump Group SpA	241,525	880,631
	Iride SpA	1,343,807	1,603,585
*	Isagro SpA	10,591	41,233
#	Italcementi SpA	149,237	1,510,402

	Italmobiliare SpA	23,493	$613,649
*	Landi Renzo SpA	35,269	104,708
	Mariella Burani SpA	32,721	339,408
	Marr SpA	127,201	860,106
	Mediolanum SpA	109,024	375,746
	Milano Assicurazioni SpA	635,144	1,460,589
	Mirato SpA	36,779	210,145
	Mondadori (Arnoldo) Editore SpA	361,989	1,123,771
*	Monrif SpA	315,834	172,026
*	Montefibre SpA	182,887	41,254
*	Nice SpA	14,229	40,462
*	Pagnossin SpA	9,000	—
#	PanariaGroup Industrie Ceramiche SpA	42,000	68,913
	Permasteelisa SpA	65,300	736,008
*	Piaggio & C SpA	353,619	447,245
*	Pininfarina SpA	82,321	308,919
	Pirelli & Co. SpA	6,723,096	1,568,948
	Premafin Finanziaria SpA	961,257	1,275,687
*	Prysmian SpA	244,229	2,431,951
*	RDM Realty SpA	5,771	12,578
	Recordati SpA	390,377	2,125,139
*	Richard-Ginori 1735 SpA	140,800	77,072
#	Sabaf SpA	22,649	253,556
	SAES Getters SpA	30,068	267,327
#	Safilo Group SpA	503,765	263,561
# *	Seat Pagine Gialle SpA	27,669	25,949
*	Snai SpA	85,704	250,262
	Societa Iniziative Autostradali e Servizi SpA	83,188	421,309
	Societe Cattolica di Assicurazoni Scrl SpA	158,551	3,722,060
	Sogefi SpA	173,096	168,408
	Sol SpA	166,511	641,000
*	Sorin SpA	1,079,611	731,763
*	Stefanel SpA	216,413	90,216
# *	Tiscali SpA	1,176,229	604,739
	Tod's SpA	50,479	2,152,010
	Trevi Finanziaria SpA	121,804	808,523
*	Viaggi del Ventaglio SpA	93,237	18,288
	Vianini Industria SpA	59,070	115,870
	Vianini Lavori SpA	175,180	907,551
*	Vincenzo Zucchi SpA	144,350	77,637
	Vittoria Assicurazioni SpA	121,346	621,653
TOTAL COMMON STOCKS			91,141,471

RIGHTS/WARRANTS — (0.0%)
*	Intek SpA Warrants 12/30/11	178,760	11,804
*	Richard-Ginori 1735 SpA Rights 04/14/09	140,800	19
*	Seat Pagine Gialle SpA Rights 04/17/09	27,669	172,777
TOTAL RIGHTS/WARRANTS			184,600

TOTAL — ITALY			91,326,071

NETHERLANDS — (5.3%)
COMMON STOCKS — (5.3%)
#	Aalberts Industries NV	355,012	1,914,912
	Accell Group NV	33,378	815,762
*	AFC Ajax NV	18,134	154,232
	Amsterdam Commodities NV	60,689	294,093

#	Arcadis NV	180,820	$2,180,131
# *	ASM International NV	196,173	1,628,528
*	Atag Group NV	4,630	1,784
	Batenburg Beheer NV	10,306	259,020
#	Beter Bed Holding NV	67,391	675,371
	Boskalis Westminster CVA	133,054	2,673,140
#	Brunel International NV	49,814	627,416
	Crown Van Gelder NV	18,307	154,370
# *	Crucell NV	230,971	4,578,038
*	Crucell NV ADR	45,768	902,087
	DOCdata NV	22,463	176,560
	Draka Holding NV	47,528	341,406
#	Eriks Group NV	42,708	1,164,202
#	Exact Holding NV	59,787	1,198,258
	Fornix Biosciences NV	29,890	307,906
	Fugro NV	74,624	2,369,900
	Grontmij NV	75,848	1,554,331
	Imtech NV	248,834	3,421,218
#	Innoconcepts NV	77,911	214,137
	Kas Bank NV	47,628	513,421
#	Kendrion NV	39,829	395,483
#	Koninklijke Bam Groep NV	415,704	3,694,377
#	Koninklijke Ten Cate NV	95,407	1,647,042
	Koninklijke Vopak NV	71,411	2,864,890
#	Macintosh Retail Group NV	43,877	414,167
	Nederlandsche Apparatenfabriek NV	28,810	627,206
*	Nedfield NV	1,058	502
	Nutreco Holding NV	139,331	4,988,832
#	Oce NV	336,989	1,001,291
	OPG Groep NV	208,313	1,904,698
	Ordina NV	150,761	532,899
*	Punch Graphix NV	49,509	65,781
# *	Qurius NV	351,539	76,968
#	Randstad Holdings NV	25,148	426,621
	Royal Reesink NV	2,050	168,716
	RSDB NV	12,436	243,468
# *	Samas NV	435,697	214,902
#	SBM Offshore NV	93,121	1,238,472
	Sligro Food Group NV	95,164	2,158,935
	Smit Internationale NV	44,064	2,522,320
	SNS Reaal	161,953	571,310
	Stern Groep NV	1,258	15,705
*	Super De Boer NV	255,159	847,406
#	Telegraaf Media Groep NV	167,262	2,245,760
*	Textielgroep Twenthe NV	1,000	3,321
	TKH Group NV	98,188	991,286
# *	TomTom NV	83,252	396,861
	Unit 4 Agresso NV	74,403	839,498
	USG People NV	187,078	1,502,277
*	Van der Moolen Holding NV	117,201	212,577
	Wavin NV	92,283	302,898

TOTAL — NETHERLANDS			61,236,692

NORWAY — (2.6%)
COMMON STOCKS — (2.6%)
#	Aktiv Kapital ASA	78,617	330,584

	Arendals Fosse Kompani ASA	100	$23,804
*	Atea ASA	222,782	538,839
# *	Blom ASA	80,567	152,417
	Bonheur ASA	50,200	846,308
# *	BW Gas, Ltd.	117,729	350,005
# *	BW Offshore, Ltd.	130,779	77,492
	Camillo Eitze & Co. ASA	58,200	93,130
	Cermaq ASA	231,312	1,039,184
# *	Copeinca ASA	32,494	65,230
# *	Det Norske Oljeselskap ASA	3,050,200	2,664,857
#	DOF ASA	117,912	568,772
	EDB Business Partner ASA	167,534	298,251
*	Eitzen Chemical ASA	21,068	12,370
	Ekornes ASA	111,890	1,081,313
	Farstad Shipping ASA	59,440	749,958
	Ganger Rolf ASA	52,803	875,347
	Havila Shipping ASA	22,400	111,804
# *	IOT Holdings ASA	75,603	2,267
	Kongsberg Gruppen ASA	31,934	1,232,240
*	Kverneland Group ASA	258,080	156,458
# *	Marine Harvest	2,805,081	883,056
*	Nordic Semiconductor ASA	4,000	9,841
# *	Norse Energy Corp. ASA	1,143,079	572,036
*	Norske Skogindustrier ASA Series A	320,620	586,909
# *	Norwegian Air Shuttle ASA	49,007	255,026
	Odfjell ASA Series A	92,300	521,192
*	ODIM ASA	56,787	244,010
	Olav Thon Eiendomsselskap ASA	12,980	924,241
*	Otrum ASA	50,600	31,669
*	PCI Biotech AS	3,357	3,497
# *	Petrolia Drilling ASA	7,426,093	473,568
# *	Photocure ASA	33,562	147,163
*	Prosafe ASA	372,606	1,325,782
*	Prosafe Production Public, Ltd.	132,500	206,483
	Rieber and Son ASA Series A	106,654	650,142
*	Roxar ASA	111,454	86,179
	Scana Industrier ASA	294,078	278,902
	Schibsted ASA	65,794	383,991
	Solstad Offshore ASA	58,300	600,112
#	SpareBanken 1 SMN	178,812	645,157
	Tandberg ASA Series A	101,904	1,497,862
*	TGS Nopec Geophysical Co. ASA	429,529	3,338,816
#	Tomra Systems ASA	587,328	2,173,155
#	TTS Marine ASA	41,000	97,492
	Veidekke ASA	310,230	1,382,043
	Wilh. Wilhelmsen ASA	61,950	661,504

TOTAL — NORWAY			29,250,458

PORTUGAL — (1.4%)
COMMON STOCKS — (1.4%)
#	Altri SGPS SA	94,568	242,117
#	Banco BPI SA	467,800	935,008
*	Banif SGPS SA	130,016	177,864
	Corticeira Amorim	223,729	172,109
	Finibanco Holdings SGPS SA	191,352	448,731
	Ibersol SGPS SA	20,401	174,161

# *	Impresa Sociedade Gestora de Participacoes SA	369,303	$343,662
*	Investimentos Participacoes e Gestao SA	319,480	123,099
#	Jeronimo Martins SGPS SA	563,035	2,771,948
#	Mota-Engil SGPS SA	341,524	1,142,766
*	Novabase SGPS	65,729	361,974
# *	ParaRede SGPS SA	54,559	45,631
#	Portucel-Empresa Produtora de Pasta de Papel SA	827,234	1,585,542
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	299,904	1,595,514
*	Redes Energeticas Nacionais SA	178,117	743,760
	Sag Gest - Solucoes Automovel Globais SGPS SA	267,539	384,243
#	Sociedade de Investimento e Gestao SGPS SA	258,172	2,176,187
#	Sonae Industria SGPS SA	272,336	574,779
# *	Sonaecom SGPS SA	469,109	927,805
*	Sumol + Compal SA	67,967	126,403
#	Teixeira Duarte Engenharia e Construcoes SA	734,737	457,862
	Toyota Caetano Portugal SA	53,308	481,611

TOTAL — PORTUGAL			15,992,776

SPAIN — (5.0%)
COMMON STOCKS — (5.0%)
	Abengoa SA	134,166	1,783,076
	Adolfo Dominguez SA	20,351	149,132
#	Amper SA	88,114	599,510
#	Antena 3 de Television SA	240,050	956,086
# *	Avanzit SA	555,254	515,770
# *	Azkoyen SA	70,532	255,782
	Banco de Andalucia SA	9,516	316,953
#	Banco Guipuzcoano SA	339,913	2,212,974
#	Banco Pastor SA	252,571	1,395,201
	Banco Popular Espanol SA	24	152
*	Baron de Ley SA	13,910	533,741
	Bolsas y Mercados Espanoles	120,319	2,782,590
	Campofrio Food Group SA	96,991	959,498
#	Cementos Portland Valderrivas SA	30,644	722,471
	Compania Vinicola del Norte de Espana SA	16,119	320,907
	Construcciones y Auxiliar de Ferrocarriles SA	7,283	2,345,366
# *	Corporacion Dermoestetica	65,100	249,004
	Duro Felguera SA	172,631	1,042,855
	Ebro Puleva SA	304,797	3,577,560
#	Elecnor SA	198,254	1,683,833
# *	Ercros SA	2,261,056	390,264
*	Estacionamientos Urbanos SA	4,200	—
	Faes Farma SA	455,399	1,620,848
# *	General de Alquiler de Maquinaria	32,241	171,802
#	Gestevision Telecinco SA	161,566	1,119,650
	Grupo Catalana Occidente SA	160,495	1,897,582
#	Grupo Empresarial Ence SA	358,144	978,803
	Iberia Lineas Aereas de Espana SA	1,381,661	2,897,628
	Iberpapel Gestion SA	25,850	314,926
# *	Inbesos SA	12,494	41,412
#	Indra Sistemas SA	46,045	887,840
	Inmobiliaria del Sur SA	2,902	61,761
# *	La Seda de Barcelona SA	1,923,682	740,341
*	Laboratorios Almirall SA	94,542	818,137
	Mecalux SA	38,470	445,263
	Miquel y Costas & Miquel SA	26,111	441,465

	Natra SA	85,540	$488,205
*	Natraceutical SA	725,142	337,008
#	NH Hoteles SA	252,650	670,653
#	Nicolas Correa SA	26,994	71,389
	Obrascon Huarte Lain SA	130,017	1,167,413
#	Papeles y Cartones de Europa SA	193,369	626,721
	Pescanova SA	25,677	886,471
	Prim SA	39,424	348,334
# *	Promotora de Informaciones SA	303,496	793,869
	Prosegur Cia de Seguridad SA	87,574	2,358,307
*	Realia Business SA	74,690	191,481
#	Service Point Solutions SA	461,144	392,137
# *	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	220,774	222,924
#	Sol Melia SA	206,682	584,951
#	SOS Cuetara SA	294,272	1,973,264
# *	Tavex Algodonera SA	244,131	155,638
	Tecnicas Reunidas SA	12,462	396,293
*	Tecnocom Telecomunicaciones y Energia SA	132,841	561,127
#	Tubacex SA	427,191	896,114
	Tubos Reunidos SA	422,653	976,109
#	Unipapel SA	47,385	575,681
# *	Vertice Trescientos Sesenta Grados SA	57,183	46,243
	Vidrala SA	64,706	1,290,474
	Viscofan SA	183,430	3,564,063
#	Vocento SA	193,449	758,040
# *	Zeltia SA	556,824	2,207,792

TOTAL — SPAIN			57,770,884

SWEDEN — (3.7%)
COMMON STOCKS — (3.7%)
#	Aarhuskarlshamn AB	52,836	654,364
	Acando AB	160,086	209,408
*	Active Biotech AB	83,850	406,436
	Addtech AB Series B	59,000	536,135
	AF AB Series B	47,200	614,020
	Aros Quality Group AB	41,400	144,278
	Atrium Ljungberg AB Series B	15,200	117,982
	Axfood AB	89,350	1,639,083
	Axis Communications AB	174,894	999,158
	B&B Tools AB	77,850	417,687
*	BE Group AB	38,662	94,682
	Beiger Electronics AB	14,700	158,815
#	Beijer Alma AB	57,200	472,406
*	Bergs Timber AB Series B	17,000	47,185
	Bilia AB Series A	113,425	291,308
	Billerud AB	163,300	352,684
*	BioGaia AB Series B	38,000	184,446
*	Biotage AB	141,240	84,501
*	Biovitrum AB	4,540	29,091
	Boliden AB	259,224	1,333,366
	Bong Ljungdahl AB	24,800	41,921
*	Boras Waefveri AB Series B	13,400	8,084
	Cantena AB	56,762	531,823
	Cardo AB	61,300	1,034,165
*	Carl Lamm Holding AB	37,870	147,376
#	Castellum AB	408,700	2,297,080

#	Clas Ohlson AB Series B	18,065	$161,567
# *	Cloetta AB	55,296	168,187
	Concordia Maritime AB Series B	70,300	108,936
	Consilium AB Series B	16,994	58,115
#	D. Carnegie & Co. AB	181,000	391,975
*	DORO AB	1,200	620
#	Elekta AB Series B	302,500	3,040,316
*	Enea Data AB Series B	56,200	173,357
#	Fabege AB	391,400	1,376,965
	Fagerhult AB	16,800	231,144
	G & L Beijer AB Series B	27,400	430,376
	Gunnebo AB	106,800	192,690
	Hakon Invest AB	11,318	94,638
	Haldex AB	72,500	231,050
	Heba Fastighets AB Series B	43,500	249,449
#	Hemtex AB	5,700	10,517
*	Hexpol AB	8,172	18,851
*	HIQ International AB	123,289	325,965
	HL Display AB Series B	57,600	189,005
	Hoganas AB Series B	85,800	775,814
#	Home Properties AB	25,400	184,997
#	Industrial & Financial Systems AB Series B	50,260	274,687
	Intrum Justitia AB	180,322	1,183,196
#	JM AB	267,473	1,491,267
	KappAhl Holding AB	93,099	333,184
#	Klovern AB	294,976	564,597
#	Kungsleden AB	412,300	1,581,384
	Lagercrantz Group AB Series B	64,300	183,759
	Lammhults Design Group AB	19,547	94,964
*	LBI International AB	127,651	166,597
	Lennart Wallenstam Byggnads AB Series B	120,400	995,854
*	Lindab International AB	54,077	275,767
	Meda AB Series A	30,074	177,998
*	Medivir AB Series B	44,650	247,659
*	Mekonomen AB	11,461	119,772
*	Midelfart Sonesson AB Series B	4,160	2,992
#	Munters AB	181,900	520,762
	NCC AB Series B	216,320	1,549,061
# *	Net Insight AB Series B	924,000	357,008
#	NIBE Industrier AB	192,620	1,189,831
	Nobia AB	421,100	971,299
	Nolato AB Series B	66,440	283,207
	OEM International AB Series B	44,400	227,697
#	ORC Software AB	36,300	411,859
*	Pa Resources AB	357,209	639,679
*	Partnertech AB	28,800	64,327
	Peab AB Series B	425,900	1,329,142
	Poolia AB Series B	33,150	120,989
*	Pricer AB Series B	1,711,500	109,995
	ProAct IT Group AB	29,000	149,643
# *	Proffice AB	215,400	252,656
	Profilgruppen AB	13,582	67,649
#	Q-Med AB	154,800	513,795
	Rederi AB Transatlantic Series B	93,000	272,876
# *	Rezidor Hotel Group AB	51,396	78,593
# *	SAS AB	78,237	39,437
*	Scribona AB Series B	226,140	136,372

*	Semcon AB	39,900	$67,716
	Sigma AB Series B	25,800	12,454
*	Sintercast AB	11,800	43,530
#	Skistar AB	92,100	890,310
	Studsvik AB	21,900	143,542
	SWECO AB Series B	183,300	846,385
#	Trelleborg AB Series B	292,855	1,114,575
	Uniflex AB Series B	3,630	29,797
	VBG AB Series B	1,084	6,625
*	Vitrolife AB	41,500	113,927
	Wihlborgs Fastigheter AB	63,858	714,248
TOTAL COMMON STOCKS			42,224,681

RIGHTS/WARRANTS — (0.0%)
*	SAS AB Rights 04/06/09	1,095,318	93,282

TOTAL — SWEDEN			42,317,963

SWITZERLAND — (12.5%)
COMMON STOCKS — (12.4%)
	Acino Holding AG	8,398	1,128,507
*	Advanced Digital Broadcast Holdings SA	368	7,105
	AFG Arbonia-Forster Holding AG	4,661	276,262
#	Allreal Holding AG	26,513	2,796,394
*	Also Holding AG	16,195	370,319
*	Aryzta AG	265,691	6,344,887
*	Ascom Holding AG	89,822	670,043
*	Athris Holding AG	1,477	1,047,771
*	Athris Holding AG	2,754	386,862
	Bachem Holdings AG	24,136	1,314,401
	Baloise-Holding AG	2,510	160,420
#	Bank Coop AG	30,796	1,880,742
#	Bank Sarasin & Cie Series B	172,644	3,633,619
	Banque Cantonale de Geneve	4,021	702,763
	Banque Cantonale du Jura	4,500	257,119
	Banque Cantonale Vaudoise	8,999	2,983,602
	Banque Privee Edmond de Rothschild SA	157	3,449,485
	Barry Callebaut AG	3,696	1,688,205
	Basellandschaftliche Kantonalbank	583	476,384
*	Basilea Pharmaceutica AG	2,629	163,795
	Basler Kantonalbank	3,114	314,657
	Belimo Holdings AG	1,830	1,237,323
*	Bell Holding AG	47	56,695
	Bellevue Group AG	26,524	852,761
	Berner Kantonalbank	23,578	4,920,116
	Bobst Group AG	35,619	727,004
	Bossard Holding AG	8,222	274,222
	Bucher Industries AG	32,519	2,310,233
	Calida Holding AG	396	75,653
*	Card Guard AG	32,013	421,536
	Carlo Gavazzi Holding AG	1,065	83,675
	Centralschweizerische Kraftwerke AG	96	32,052
	Charles Voegele Holding AG	28,617	828,299
	Clariant AG	756,817	2,936,710
#	Compagnie Financiere Tradition	5,052	383,911
	Conzzeta AG	1,375	1,546,509

# *	Cytos Biotechnology AG	2,412	$25,402
	Daetwyler Holding AG	26,077	915,437
	Datacolor AG	458	80,407
	Edipresse SA	1,527	317,821
	EFG International AG	45,259	337,026
	Elektrizitaets-Gesellschaft Laufenberg AG	3,093	2,497,203
	ELMA Electronic AG	472	173,500
	Emmi AG	13,244	1,174,179
#	EMS-Chemie Holding AG	26,147	1,856,285
	Energiedienst Holding AG	73,713	3,173,149
	Feintol International Holding AG	1,601	227,101
	Flughafen Zuerich AG	13,056	2,350,508
#	Forbo Holding AG	5,817	857,640
	Fuchs Petrolub AG	19,235	726,614
#	Galenica Holding AG	15,281	4,410,688
	George Fisher AG	10,991	1,287,261
	Gurit Holding AG	1,288	394,984
	Helvetia Holding AG	12,462	2,653,798
	Hexagon AB	81,720	380,494
	Implenia AG	48,118	1,138,782
	Industrieholding Cham AG	1,655	297,830
	Interroll-Holding SA	2,404	422,226
	Intershop Holding AG	3,345	823,662
	Jelmoli Holding AG	10,139	3,031,233
	Kaba Holding AG	10,381	1,596,805
*	Kardex AG	17,464	431,399
	Komax Holding AG	8,744	360,124
	Kudelski SA	103,843	986,223
	Kuoni Reisen Holding AG	13,201	3,197,653
	Lem Holdings SA	3,546	466,827
*	Logitech International SA	24,024	248,602
#	Luzerner Kantonalbank AG	17,855	3,764,544
	Medisize Holding AG	12,876	517,396
*	Metall Zug AG	202	297,137
	Metraux Services Holdings SA	1,853	118,830
	Mobilezone Holding AG	112,258	675,290
#	Nobel Biocare Holding AG	163,678	2,793,770
	Orell Fuessli Holding AG	4,930	597,721
	Panalpina Welttransport Holding AG	5,945	291,499
*	Parco Industriale e Immobiliare SA	600	1,845
	Partners Group Holdings AG	12,146	729,334
*	Petroplus Holdings AG	95,907	1,347,449
	Phoenix Mecano AG	2,953	635,609
#	PSP Swiss Property AG	141,111	5,948,934
#	Rieters Holdings AG	15,236	1,636,707
	Romande Energie Holding SA	2,732	4,321,627
*	Schaffner Holding AG	1,830	228,528
	Schulthess Group AG	14,148	556,552
	Schweiter Technology AG	4,072	1,198,544
	Schweizerische National Versicherungs Gesellschaft	1,827	805,947
	Siegfried Holding AG	8,312	405,608
	Sika AG	4,203	3,118,678
	Societa Elettrica Sopracenerina SA	2,340	532,419
	Societe Generale d'Affichage	5,703	490,791
	St. Galler Kantonalbank	8,951	2,889,497
#	Straumann Holding AG	8,595	1,330,778
#	Sulzer AG	29,261	1,509,953

	Swiss Prime Site AG	79,934	$3,580,729
*	Swisslog Holding AG	775,803	367,487
*	Swissmetal Holding AG	13,504	78,109
	Swissquote Group Holding SA	40,025	1,440,647
	Tamedia AG	14,878	558,075
	Tecan Group AG	38,976	1,041,401
# *	Temenos Group AG	148,205	1,598,659
	Tornos SA	38,028	165,497
#	Valiant Holding AG	33,293	5,864,745
	Valora Holding AG	11,656	1,484,924
	Vaudoise Assurances Holdings SA	3,140	386,620
*	Verwaltungs und Privat-Bank AG	562	32,929
	Villars Holding SA	150	59,282
#	Vontobel Holdings AG	94,743	1,754,257
*	VZ Holding AG	266	8,174
	Walliser Kantonalbank	1,416	593,041
	WMH Walter Meier Holding AG	4,738	221,764
	Ypsomed Holdings AG	2,419	163,253
	Zehnder Holding AG	764	486,238
	Zueblin Immobilien Holding AG	76,620	276,546
	Zuger Kantonalbank	613	2,079,100
TOTAL COMMON STOCKS			142,567,368

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG	19,235	811,104

TOTAL — SWITZERLAND			143,378,472

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 04/01/09 (Collateralized by $4,980,000 FNMA 5.50%, 05/01/37, valued at $4,527,876) to be repurchased at $4,487,024	$4,487	4,487,000

		Shares
SECURITIES LENDING COLLATERAL — (16.6%)
§@	DFA Short Term Investment Fund LP	176,178,592	176,178,592

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.19%, 04/01/09 (Collateralized by $13,603,898 FHLB Discount Note 0.000%, 05/11/09, valued at $13,602,608) to be repurchased at $13,333,957	$13,334	13,333,887
TOTAL SECURITIES LENDING COLLATERAL			189,512,479

TOTAL INVESTMENTS - (100.0%)
(Cost $1,570,142,941)##			$1,143,383,741

THE CANADIAN SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
March 31, 2009
(Unaudited)

		Shares	Value ††
COMMON STOCKS — (73.2%)
Consumer Discretionary — (10.4%)
*	AlarmForce Industries, Inc.	700	$2,360
	Astral Media, Inc. Class A	186,347	3,844,294
* #	Ballard Power Systems, Inc.	376,152	587,737
* #	CanWest Global Communications Corp.	1,235,600	294,004
* #	Coastal Contacts, Inc.	146,900	93,211
	Cogeco Cable, Inc.	59,756	1,492,952
	Corus Entertainment, Inc. Class B	278,300	3,008,589
	Dorel Industries, Inc. Class B	107,500	1,634,498
	easyhome, Ltd.	3,600	27,468
	Forzani Group, Ltd. Class A	130,900	1,038,230
*	Glacier Media, Inc.	137,300	197,107
	Glentel, Inc.	15,500	95,277
*	Great Canadian Gaming Corp.	301,200	625,907
*	Imax Corp.	800	3,490
	Le Chateau, Inc.	79,200	486,834
	Leon's Furniture, Ltd.	118,377	892,898
	Linamar Corp.	179,780	373,591
* #	Martinrea International, Inc.	217,878	494,235
*	MDC Partners, Inc. Class A	71,000	226,380
	Quebecor, Inc. Class B	159,493	2,270,701
	Reitmans Canada, Ltd.	193,400	1,656,662
*	RONA, Inc.	426,885	4,018,976
#	Torstar Corp. Class B	179,800	723,022
	TVA Group, Inc. Class B	7,000	48,636
	Uni-Select, Inc.	54,900	1,099,916
*	Westport Innovations, Inc.	129,801	648,593
Total Consumer Discretionary			25,885,568

Consumer Staples — (1.8%)
*	Atrium Innovations, Inc.	102,400	978,680
	Canada Bread Co., Ltd.	13,161	365,351
	Corby Distilleries, Ltd.	51,708	574,169
* #	Cott Corp.	512,400	512,075
#	Maple Leaf Foods, Inc.	254,000	1,639,879
* #	SunOpta, Inc.	176,001	302,921
*	Sun-Rype Products, Ltd.	100	563
Total Consumer Staples			4,373,638

Energy — (14.9%)
	Akita Drilling, Ltd.	42,000	241,513

*	Anderson Energy, Ltd.	282,833	$188,436
* #	Antrim Energy, Inc.	487,500	166,263
*	Arawak Energy, Ltd.	146,648	116,313
* #	Bankers Petroleum, Ltd.	641,232	895,121
*	Berens Energy, Ltd.	208,200	92,475
* #	Birchcliff Energy, Ltd.	336,400	1,627,570
*	Breaker Energy, Ltd.	140,400	367,481
	Calfrac Well Services, Ltd.	107,264	575,965
*	Calvalley Petroleum, Inc.	302,339	299,749
*	CE Franklin, Ltd.	20,400	81,872
*	Celtic Exploration, Ltd.	122,600	1,335,103
* #	Comaplex Minerals Corp.	78,800	211,875
* #	Compton Petroleum Corp.	352,300	229,129
* #	Connacher Oil & Gas, Ltd.	782,500	459,272
* #	Corridor Resources, Inc.	348,780	525,604
* #	Crew Energy, Inc.	250,936	778,204
*	Delphi Energy Corp.	263,700	171,505
* #	Denison Mines Corp.	697,431	508,912
*	Fairborne Energy, Ltd.	262,300	626,208
*	Flint Energy Services, Ltd.	139,000	694,559
* #	Galleon Energy, Inc. Class A	261,437	748,562
*	Highpine Oil & Gas, Ltd.	208,209	772,857
* #	Iteration Energy, Ltd.	608,800	473,211
*	Ivanhoe Energy, Inc.	831,620	1,009,184
* #	MGM Energy Corp.	14,000	1,166
* #	Midnight Oil Exploration, Ltd.	44,300	28,109
*	Nuvista Energy, Ltd.	274,221	1,311,511
*	Paramount Resources, Ltd. Class A	126,300	604,052
#	Pason Systems, Inc.	222,900	1,683,065
	Pengrowth Energy Trust	5	28
#	Progress Energy Resources Corp.	206,400	1,532,284
	Pulse Data, Inc.	156,524	141,527
* #	Questerre Energy Corp.	649,400	633,536
	Savanna Energy Services Corp.	249,213	1,008,079
	ShawCor, Ltd.	209,500	3,218,603
*	Storm Exploration, Inc.	135,100	1,223,701
*	Transglobe Energy Corp.	186,200	516,894
#	Trican Well Service, Ltd.	391,971	2,002,136
#	Trinidad Drilling, Ltd.	389,000	762,080
* #	TriStar Oil and Gas, Ltd.	383,141	2,804,879
*	TUSK Energy Corp.	271,200	458,166
* #	UEX Corp.	608,088	400,312
* #	Uranium One, Inc.	1,819,900	3,680,794
* #	Verenex Energy, Inc.	111,600	790,441
* #	Vero Energy, Inc.	127,000	330,393
*	West Energy, Ltd.	245,800	428,902
*	Xtreme Coil Drilling Corp.	86,700	96,272
	ZCL Composite, Inc.	87,900	316,518
Total Energy			37,170,391

Financials — (4.9%)
	AGF Management, Ltd. Class B	338,328	2,211,154

#	Canaccord Capital, Inc.	204,300	$875,016
#	Canadian Western Bank	226,200	1,865,863
	Clairvest Group, Inc.	1,900	16,403
#	DundeeWealth, Inc.	51,100	202,244
	EGI Financial Holdings, Inc.	14,650	81,337
	Equitable Group, Inc.	47,000	409,684
* #	Firstservice Corp.	80,500	662,107
	Gluskin Shef & Associates, Inc.	40,000	314,086
#	Home Capital Group, Inc.	113,700	2,253,619
	Kingsway Financial Services, Inc.	212,900	408,644
	Laurentian Bank of Canada	92,400	1,949,429
*	Pacific and Western Credit Corp.	9,000	21,415
	Quest Capital Corp.	725,001	408,273
	Rentcash, Inc.	33,670	129,253
	Sceptre Invesment Counsel, Ltd.	36,300	109,407
	Western Financial Group, Inc.	163,700	219,427
Total Financials			12,137,361

Health Care — (3.7%)
* #	AEterna Zentaris, Inc.	124,800	109,873
* #	BioMS Medical Corp.	273,900	527,901
*	Cangene Corp.	175,700	703,748
*	Cardiome Pharma Corp.	255,300	787,688
* #	Labopharm, Inc.	282,600	372,078
*	Logibec Group Informatique, Ltd.	2,600	30,417
*	MDS, Inc.	464,108	2,175,506
*	Oncolytics Biotech, Inc.	82,000	102,110
*	Paladin Labs, Inc.	45,700	457,797
*	Parkbridge Lifestyles Communities, Inc.	81,700	193,104
*	Patheon, Inc.	304,900	585,230
*	ProMetic Life Sciences, Inc.	861,300	95,639
* #	QLT, Inc.	212,100	381,874
* #	Resverlogix Corp.	83,900	234,904
* #	SXC Health Solutions Corp.	84,161	1,818,994
* #	Theratechnologies, Inc.	288,200	441,169
*	Transition Therapeutics, Inc.	74,633	287,096
Total Health Care			9,305,128

Industrials — (6.1%)
#	Aecon Group, Inc.	204,400	1,624,435
* #	Alexco Resource Corp.	95,500	126,495
*	ATS Automation Tooling System, Inc.	304,017	865,658
#	Clarke, Inc.	99,356	159,184
	Exco Technologies, Ltd.	9,700	7,694
*	Heroux-Devtek, Inc.	85,400	270,939
*	Hydrogenics Corp.	361,330	157,623
*	Intermap Technologies, Ltd.	113,894	167,119
	Marsulex, Inc.	48,300	337,119
	Richelieu Hardware, Ltd.	51,300	610,327
#	Russel Metals, Inc.	229,900	1,874,502
* #	Stantec, Inc.	156,600	2,831,916
*	The Churchill Corp.	66,413	453,007

	Toromont Industries, Ltd.	214,900	$3,998,694
	Transat A.T., Inc. Class A	2,400	14,258
	Transcontinental, Inc. Class A	256,564	1,170,085
*	Vector Aerospace Corp.	83,205	276,514
*	West Timmins Mining, Inc.	269,700	132,625
Total Industrials			15,078,194

Information Technology — (5.0%)
*	Absolute Software Corp.	159,900	456,567
* #	AXIA NetMedia Corp.	181,667	256,478
*	Belzberg Techologies, Inc.	3,900	4,300
	Calian Technologies, Ltd.	9,800	102,291
*	Celestica, Inc.	797,607	2,815,158
*	COM DEV International, Ltd.	235,300	600,941
	Computer Modelling Group, Ltd.	39,100	286,862
	Constellation Software, Inc.	19,600	443,052
	Dalsa Corp.	59,800	263,238
	Enghouse Systems, Ltd.	27,550	109,256
	Evertz Technologies, Ltd.	116,100	1,164,868
*	Exfo Electro-Optical Engineering, Inc.	13,761	45,841
#	Gennum Corp.	103,000	339,031
*	Hemisphere GPS, Inc.	197,900	186,787
* #	Kaboose, Inc.	403,800	137,717
* #	MacDonald Dettweiler & Associates, Ltd.	129,900	2,564,412
*	March Networks Corp.	29	68
#	Matrikon, Inc.	72,400	112,551
*	Miranda Technologies, Inc.	81,041	313,674
	MKS, Inc.	55,300	61,405
	Mosaid Technologies, Inc.	34,600	336,175
*	Points International, Ltd.	355,081	140,816
*	Sierra Wireless, Inc.	127,100	458,681
*	The Descartes Systems Group, Ltd.	128,400	366,624
*	Tundra Semiconductor Corp.	61,250	216,182
*	Vecima Network, Inc.	39,308	146,220
* #	Webtech Wireless, Inc.	279,500	181,781
* #	Wi-LAN, Inc.	320,200	370,790
*	Zarlink Semiconductor, Inc.	117,500	22,367
Total Information Technology			12,504,133

Materials — (25.8%)
*	Alamos Gold, Inc.	347,100	2,496,984
*	Almaden Minerals, Ltd.	108,300	79,885
*	Altius Minerals Corp.	112,600	615,335
* #	Anvil Mining, Ltd.	214,740	182,243
* #	Apollo Gold Corp.	203,412	65,341
* #	Aquiline Resources, Inc.	224,900	481,623
*	Atna Resource, Ltd.	126,947	74,509
*	Augusta Resource Corp.	268,174	365,847
*	Aurizon Mines, Ltd.	561,000	2,580,742
#	Canam Group, Inc. Class A	158,700	624,327
* #	Canfor Corp.	330,690	1,258,972
* #	Capstone Mining Corp.	293,565	388,843

*	Cardero Resource Corp.	157,360	$184,718
#	Cascades, Inc.	235,076	421,377
*	Catalyst Paper Corp.	1,675,887	186,092
#	CCL Industries, Inc. Class B	95,640	1,585,403
* #	Claude Resources, Inc.	1,133,600	674,334
* #	Crystallex International Corp.	1,355,025	343,915
*	Dundee Precious Metals, Inc.	223,854	243,242
*	Eastern Platinum, Ltd.	2,320,390	745,366
*	Eastmain Resources, Inc.	231,714	189,297
* #	Endeavour Silver Corp.	147,700	230,781
*	Entree Gold, Inc.	255,400	324,112
* #	Equinox Minerals, Ltd.	1,631,490	2,393,922
*	Etruscan Resources, Inc.	333,375	115,021
* #	Euro Goldfields, Ltd.	521,060	1,384,479
* #	Far West Mining, Ltd.	153,396	122,882
*	Farallon Resources, Ltd.	987,400	137,052
*	First Nickel, Inc.	300	19
*	Forsys Metals Corp.	199,402	632,621
*	Fronteer Development Group, Inc.	325,800	788,142
*	Globestar Mining Corp.	296,306	141,009
* #	Golden Star Resources, Ltd.	855,400	1,309,424
* #	Grande Cache Coal Corp.	245,800	224,199
* #	Great Basin Gold, Ltd.	822,890	1,057,330
* #	Greystar Resources, Ltd.	31,900	103,736
*	Guyana Goldfields, Inc.	172,852	403,065
* #	Hanfeng Evergreen, Inc.	142,791	822,226
	Harry Winston Diamond Corp.	219,100	630,816
*	HudBay Minerals, Inc.	440,721	2,065,880
*	Imperial Metals Corp.	69,090	185,219
	Inmet Mining Corp.	67,698	1,676,342
*	Inter-Citic Minerals, Inc.	26,125	8,185
*	International Forest Products, Ltd. Series A	166,200	235,960
#	International Royalty Corp.	280,680	561,004
*	Intertape Polymer Group, Inc.	117,000	45,007
* #	Jinshan Gold Mines, Inc.	443,500	211,056
*	Kimber Resources, Inc.	21,200	12,527
* #	Kirkland Lake Gold, Inc.	174,880	1,054,162
*	Lake Shore Gold Corp.	474,700	587,351
*	Laramide Resources, Ltd.	241,000	252,316
* #	Lundin Mining Corp.	783,800	1,243,338
	Major Drilling Group International, Inc.	101,500	972,494
*	MDN, Inc.	242,980	144,539
* #	Mega Uranium, Ltd.	635,600	720,898
*	Metallic Ventures Gold, Inc.	200	102
	Methanex Corp.	359,200	2,806,250
*	Migao Corp.	160,400	849,835
*	Minco Base Metals Corp.	2,780	—
* #	Neo Material Technologies, Inc.	384,000	371,574
#	Norbord, Inc.	309,200	166,764
* #	North American Palladium, Ltd.	199,710	281,951
*	Northgate Minerals Corp.	937,300	1,271,243
#	Nova Chemicals Corp.	340,900	1,960,283

*	Orvana Minerals Corp.	118,300	$64,742
* #	Pan Amer Silver Corp.	213,700	3,774,666
* #	PDX Resources, Inc.	203,200	452,881
*	Petaquilla Minerals, Ltd.	257,380	89,822
*	Platinum Group Metals, Ltd.	182,387	230,009
*	Polaris Miner Corp.	16,700	19,074
* #	PolyMet Mining Corp.	423,377	322,368
* #	Quadra Mining, Ltd.	242,250	1,150,918
* #	Queenston Mining, Inc.	169,669	522,141
*	Richmont Mines, Inc.	22,200	83,637
* #	Rubicon Minerals Corp.	462,115	718,389
	Samuel Manu-Tech, Inc.	20,400	64,721
* #	SEMAFO, Inc.	560,765	902,881
#	Sherritt International Corp.	397,800	930,766
* #	Shore Gold, Inc.	837,013	182,565
* #	Silver Standard Resources, Inc.	225,492	3,669,968
#	Silvercorp Metals, Inc.	482,000	1,085,723
*	Starfield Resources, Inc.	953,115	113,394
	Stella-Jones, Inc.	29,600	439,258
*	Tahera Diamond Corp.	235,400	934
* #	Tanzanian Royalty Exploration Corp.	316,139	1,406,678
* #	Taseko Mines, Ltd.	649,000	803,014
* #	Thompson Creek Metals Company, Inc.	474,700	1,871,240
* #	Timminco, Ltd.	194,700	393,786
*	Virginia Mines, Inc.	24,800	74,746
*	Wesdome Gold Mines, Ltd.	86,000	105,727
#	West Fraser Timber Co., Ltd.	123,716	2,192,113
	Winpak, Ltd.	62,058	330,766
Total Materials			64,290,438

Telecommunication Services — (0.0%)
*	Wireless Matrix Corp.	120,000	50,444

Utilities — (0.6%)
*	Boralex, Inc. Class A	81,274	352,608
* #	Canadian Hydro Developers, Inc.	531,700	1,007,902
*	MAXIM Power Corp.	89,500	188,115
	Pacific Northern Gas, Ltd.	3,900	37,274
Total Utilities			1,585,899

TOTAL COMMON STOCKS			182,381,194

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (2.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 04/01/09 (Collateralized by $6,235,000 FNMA 5.50%, 05/01/37, valued at $5,668,937) to be repurchased at $5,617,030	$5,617	5,617,000

	Shares
SECURITIES LENDING COLLATERAL — (24.5%)
§@ DFA Short Term Investment Fund LP	60,952,424	60,952,424

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.26%, 04/01/09 (Collateralized by various corporate obligations, ranging in par value from $615,926 to $49,903,268, rates ranging from 4.500% to 7.000%, maturities ranging from 03/01/21 to 01/01/39, valued at $52,316) to be repurchased at $51,290	$51	51,290
TOTAL SECURITIES LENDING COLLATERAL		61,003,714

TOTAL INVESTMENTS - (100.0%)
(Cost $526,396,930)##		$249,001,908

Organizational Note

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP. At March 31, 2009 the Trust consists of fourteen investment portfolios, of which five are included in this document.

Security Valuation Note

Securities held by The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the  International Equity Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of

Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Federal Tax Cost Note

At March 31, 2009, the total cost of securities for federal income tax purposes was:

The Japanese Small Company Series	$1,734,314,416
The Asia Pacific Small Company Series	710,531,431
The United Kingdom Small Company Series	858,873,734
The Continental Small Company Series	1,571,677,535
The Canadian Small Company Series	526,396,945

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.   This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Series have adopted FAS 157 as of December 1, 2007.   The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities
•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 – significant unobservable inputs (including the Series own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Series’ net assets as of  March 31, 2009 are listed below.

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
The Japanese Small Company Series	$ 2,121,470	$ 1,243,949,613	—	$ 1,246,071,083
The Asia Pacific Small Company Series	5,185,638	443,607,194	—	448,792,832
The United Kingdom Small Company Series	1,191,813	504,321,715	—	505,513,528
The Continental Small Company Series	5,036,426	1,138,347,315	—	1,143,383,741
The Canadian Small Company Series	182,380,260	66,621,648	—	249,001,908

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the President and Treasurer of SA Funds - Investment Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of SA Funds - Investment Trust that occurred during the last fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA Funds - Investment Trust

By:	/s/ Alexander Potts

Alexander Potts
President and Chief Executive Officer

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Clinton

Michael Clinton
Treasurer, Chief Financial and Accounting Officer

Date:	May 29, 2009